United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza	61710-0001
Bloomington, IL
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Paul J. Smith	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2013

Date of reporting period: 03/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (98.59%)
Consumer Discretionary (16.97%)
Advance Auto Parts Inc.	24,475	$2,022,859
Amazon.com Inc. (a)	6,100	1,625,589
AutoZone Inc. (a)	5,600	2,221,912
Chipotle Mexican Grill Inc. (a)	3,700	1,205,719
Comcast Corp. Class A	137,400	5,772,174
Delphi Automotive PLC	50,200	2,228,880
Dollar General Corp. (a)	33,800	1,709,604
Dollar Tree Inc. (a)	18,800	910,484
Ford Motor Co.	129,200	1,698,980
GAP Inc., The	43,700	1,546,980
General Motors Co. (a)	110,700	3,079,674
Genuine Parts Co.	23,500	1,833,000
H&R Block Inc.	49,200	1,447,464
Hanesbrands Inc. (a)	33,900	1,544,484
Home Depot Inc., The	31,400	2,191,092
McDonald’s Corp.	18,900	1,884,141
PetSmart Inc.	11,200	695,520
Polaris Industries Inc.	17,800	1,646,322
PVH Corp.	13,400	1,431,254
Ross Stores Inc.	22,600	1,370,012
Sally Beauty Holdings Inc. (a)	59,600	1,751,048
Starbucks Corp.	27,300	1,555,008
Target Corp.	55,700	3,812,665
Tempur-Pedic International Inc. (a)	18,000	893,340
Time Warner Inc.	32,600	1,878,412
TJX Companies Inc.	43,000	2,010,250
Tractor Supply Co.	11,500	1,197,495
Ulta Salon, Cosmetics & Fragrance Inc. (a)	17,300	1,404,241
Viacom Inc. Class B	55,000	3,386,350
Walt Disney Co., The	58,900	3,345,520

		59,300,473

Consumer Staples (12.07%)
Brown-Forman Corp. Class B	31,500	2,249,100
Church & Dwight Co. Inc.	29,600	1,913,048
Coca-Cola Co., The	44,000	1,779,360
Colgate-Palmolive Co.	43,600	5,146,108
Costco Wholesale Corp.	18,000	1,909,980
CVS Caremark Corp.	63,600	3,497,364
General Mills Inc.	117,500	5,793,925
Herbalife Ltd.	21,600	808,920
Hershey Co., The	21,300	1,864,389
Kimberly-Clark Corp.	20,800	2,037,984
McCormick & Company Inc.	47,500	3,493,625
Monster Beverage Corp. (a)	25,200	1,203,048
PepsiCo Inc.	44,700	3,536,217
Procter & Gamble Co., The	18,000	1,387,080
Safeway Inc.	88,700	2,337,245
Wal-Mart Stores Inc.	21,200	1,586,396
Whole Foods Market Inc.	19,000	1,648,250

		42,192,039

Energy (8.73%)
Anadarko Petroleum Corp.	40,800	3,567,960
Cabot Oil & Gas Corp.	27,600	1,866,036

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Chevron Corp.	37,700	$4,479,514
ConocoPhillips	20,400	1,226,040
Denbury Resources Inc. (a)	93,700	1,747,505
Diamond Offshore Drilling Inc.	15,300	1,064,268
EQT Corp.	52,400	3,550,100
HollyFrontier Corp.	41,800	2,150,610
Marathon Oil Corp.	105,000	3,540,600
Marathon Petroleum Corp.	32,100	2,876,160
Occidental Petroleum Corp.	56,600	4,435,742

		30,504,535

Financials (13.41%)
ACE Ltd.	40,900	3,638,873
Allstate Corp., The	39,200	1,923,544
American International Group Inc. (a)	130,100	5,050,482
American Tower Corp.	21,100	1,623,011
Ameriprise Financial Inc.	25,300	1,863,345
Arch Capital Group Ltd. (a)	37,000	1,945,090
Bank of America Corp.	262,800	3,200,904
Capital One Financial Corp.	59,200	3,253,040
CIT Group Inc. (a)	74,300	3,230,564
Discover Financial Services	50,700	2,273,388
Hartford Financial Services Group Inc., The	135,100	3,485,580
JPMorgan Chase & Co.	71,100	3,374,406
MetLife Inc.	87,000	3,307,740
Moody’s Corp.	32,900	1,754,228
Wells Fargo & Co.	138,700	5,130,513
Weyerhaeuser Co.	58,400	1,832,592

		46,887,300

Health Care (13.66%)
Abbott Laboratories	125,700	4,439,724
AbbVie Inc.	26,700	1,088,826
Allergan Inc.	16,200	1,808,406
Amgen Inc.	19,800	2,029,698
Baxter International Inc.	47,000	3,414,080
Cardinal Health Inc.	76,500	3,183,930
Celgene Corp. (a)	19,500	2,260,245
Covidien PLC	56,100	3,805,824
DaVita HealthCare Partners Inc. (a)	17,100	2,027,889
HCA Holdings Inc.	58,600	2,380,918
Johnson & Johnson	64,600	5,266,838
McKesson Corp.	16,200	1,748,952
Novartis AG ADR	51,300	3,654,612
Pfizer Inc.	64,600	1,864,356
Regeneron Pharmaceuticals Inc. (a)	21,200	3,739,680
Teva Pharmaceutical Industries Ltd. Sponsored ADR	83,000	3,293,440
United Therapeutics Corp. (a)	28,700	1,746,969

		47,754,387

Industrials (9.60%)
Boeing Co., The	54,900	4,713,165
Cintas Corp.	37,900	1,672,527

See accompanying notes to schedules of investments.	1

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
CSX Corp.	54,700	$1,347,261
Equifax Inc.	60,700	3,495,713
Fastenal Co.	28,500	1,463,475
General Dynamics Corp.	44,200	3,116,542
Honeywell International Inc.	52,100	3,925,735
Precision Castparts Corp.	8,900	1,687,618
Snap-on Inc.	20,400	1,687,080
Southwest Airlines Co.	167,400	2,256,552
Textron Inc.	83,400	2,486,154
Union Pacific Corp.	24,800	3,531,768
United Continental Holdings Inc. (a)	68,400	2,189,484

		33,573,074

Information Technology (16.54%)
Accenture PLC Class A	36,400	2,765,308
Alliance Data Systems Corp. (a)	16,900	2,735,941
Apple Inc.	10,100	4,470,563
Cisco Systems Inc.	82,200	1,718,802
EMC Corp. (a)	144,900	3,461,661
Equinix Inc. (a)	7,600	1,643,956
Google Inc. Class A (a)	3,500	2,779,105
International Business Machines Corp.	13,400	2,858,220
Intuit Inc.	34,100	2,238,665
LinkedIn Corp. Class A (a)	12,600	2,218,356
MasterCard Inc. Class A	3,300	1,785,729
Microsoft Corp.	171,400	4,903,754
NetSuite Inc. (a)	24,400	1,953,464
Oracle Corp.	173,700	5,617,458
Paychex Inc.	52,100	1,827,147
QUALCOMM Inc.	48,600	3,253,770
Rackspace Hosting Inc. (a)	33,800	1,706,224
Seagate Technology PLC	58,600	2,142,416
TE Connectivity Ltd.	7,400	310,282
Visa Inc. Class A	10,900	1,851,256
Western Digital Corp.	60,300	3,031,884
Western Union Co.	108,900	1,637,856
Xilinx Inc.	23,300	889,361

		57,801,178

Materials (5.11%)
CF Industries Holdings Inc.	6,800	1,294,516
Dow Chemical Co., The	99,700	3,174,448
LyondellBasell Industries NV Class A	28,400	1,797,436
Rock Tenn Co. Class A	18,500	1,716,615
Rockwood Holdings Inc.	31,100	2,035,184
Sherwin-Williams Co., The	22,200	3,749,358
Valspar Corp., The	31,700	1,973,325
Westlake Chemical Corp.	22,600	2,113,100

		17,853,982

Telecommunication Services (0.54%)
Verizon Communications Inc.	38,400	1,887,360

		1,887,360

	Shares	Value
Common Stocks (Cont.)
Utilities (1.96%)
American Electric Power Company Inc.	70,300	$3,418,689
NextEra Energy Inc.	44,200	3,433,456

		6,852,145

Total Common Stocks
(cost $267,547,629)		344,606,473

Short-term Investments (1.59%)
JPMorgan U.S. Government Money Market Fund	5,553,314	5,553,314

Total Short-term Investments
(cost $5,553,314)		5,553,314

TOTAL INVESTMENTS (100.18%)
(cost $273,100,943)		350,159,787
LIABILITIES, NET OF OTHER ASSETS (-0.18%)		(638,370)

NET ASSETS (100.00%)		$349,521,417

(a)	Non-income producing security.

ADR - American Depositary Receipt

2	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (98.41%)
Consumer Discretionary (16.18%)
AMC Networks Inc. Class A (a)	20,120	$1,271,182
Arctic Cat Inc. (a)	28,500	1,245,450
Brown Shoe Company Inc.	62,300	996,800
Cabela’s Inc. (a)	21,600	1,312,848
Conn’s Inc. (a)	52,400	1,881,160
Dillard’s Inc. Class A	18,830	1,479,096
Discovery Communications Inc. Class A (a)	16,990	1,337,793
Dunkin’ Brands Group Inc.	24,720	911,674
Expedia Inc.	18,890	1,133,589
Foot Locker Inc.	23,760	813,542
GNC Holdings Inc. Class A	20,140	791,099
Harman International Industries Inc.	8,310	370,875
Hovnanian Enterprises Inc. Class A (a)	315,600	1,821,012
LIN TV Corp. Class A (a)	137,400	1,510,026
Lions Gate Entertainment Corp. (a)	23,410	556,456
M/I Homes Inc. (a)	55,600	1,359,420
Macy’s Inc.	21,340	892,866
Men’s Wearhouse Inc., The	29,300	979,206
Meritage Homes Corp. (a)	25,200	1,180,872
Michael Kors Holdings Ltd. (a)	15,000	851,850
Mohawk Industries Inc. (a)	10,520	1,190,022
Nexstar Broadcasting Group Inc. Class A	74,100	1,333,800
Nordstrom Inc.	21,330	1,178,056
Penske Automotive Group Inc.	41,500	1,384,440
Pool Corp.	6,820	327,360
PulteGroup Inc. (a)	36,070	730,057
Ryland Group Inc., The	34,700	1,444,214
Saga Communications Inc. Class A	2,400	111,024
Sinclair Broadcast Group Inc. Class A	62,100	1,256,904
Sotheby’s	22,510	842,099
Standard Motor Products Inc.	40,600	1,125,432
Tractor Supply Co.	8,230	856,990
Ulta Salon, Cosmetics & Fragrance Inc. (a)	13,780	1,118,522
Under Armour Inc. Class A (a)	12,270	628,224

		36,223,960

Consumer Staples (4.04%)
Beam Inc.	11,870	754,220
Cal-Maine Foods Inc.	24,400	1,038,464
Church & Dwight Co. Inc.	15,090	975,267
Energizer Holdings Inc.	4,700	468,731
Flowers Foods Inc.	20,010	659,129
Hain Celestial Group Inc., The (a)	5,510	336,551
Nash Finch Co.	32,300	632,434
Nu Skin Enterprises Inc. Class A	14,820	655,044
Pantry Inc., The (a)	36,200	451,414
Safeway Inc.	32,820	864,807
Susser Holdings Corp. (a)	26,900	1,374,859
Weis Markets Inc.	20,600	838,420

		9,049,340

	Shares	Value
Common Stocks (Cont.)
Energy (8.03%)
Bristow Group Inc.	18,900	$1,246,266
Cameron International Corp. (a)	9,220	601,144
Cloud Peak Energy Inc. (a)	51,300	963,414
Continental Resources Inc. (a)	27,110	2,356,672
Ensco PLC Class A	10,050	603,000
Exterran Holdings Inc. (a)	45,700	1,233,900
Green Plains Renewable Energy Inc. (a)	64,900	742,456
Gulfport Energy Corp. (a)	19,500	893,685
Helix Energy Solutions Group Inc. (a)	57,400	1,313,312
Noble Energy Inc.	20,780	2,403,415
Oasis Petroleum Inc. (a)	26,610	1,013,043
Oceaneering International Inc.	17,200	1,142,252
Pioneer Energy Services Corp. (a)	83,100	685,575
Renewable Energy Group Inc. (a)	74,900	575,981
Swift Energy Co. (a)	13,300	196,973
Western Refining Inc.	47,600	1,685,516
Westmoreland Coal Co. (a)	27,700	314,672

		17,971,276

Financials (25.47%)
Affiliated Managers Group Inc. (a)	5,810	892,242
Agree Realty Corp.	20,400	614,040
American Campus Communities Inc.	4,720	214,005
Argo Group International Holdings Ltd.	20,800	860,704
Armour Residential REIT Inc.	119,300	779,029
BioMed Realty Trust Inc.	44,000	950,400
Brookline Bancorp Inc.	110,000	1,005,400
Brown & Brown Inc.	24,110	772,484
Calamos Asset Management Inc. Class A	27,900	328,383
CBRE Group Inc. (a)	23,580	595,395
Chubb Corp., The	6,200	542,686
CIT Group Inc. (a)	31,510	1,370,055
City Holding Co.	24,400	970,876
Community Bank System Inc.	36,600	1,084,458
DCT Industrial Trust Inc.	152,800	1,130,720
Dime Community Bancshares	62,600	898,936
Discover Financial Services	24,290	1,089,164
Education Realty Trust Inc.	80,300	845,559
First American Financial Corp.	49,100	1,255,487
First Industrial Realty Trust Inc.	70,800	1,212,804
First Republic Bank	19,990	772,014
Franklin Financial Corp.	17,300	315,725
Geo Group Inc., The	32,000	1,203,840
Gramercy Capital Corp. (a)	196,900	1,025,849
Heritage Financial Corp.	18,600	269,700
Homeowners Choice Inc.	37,800	1,030,050
Interactive Brokers Group Inc. Class A	43,300	645,603
IntercontinentalExchange Inc. (a)	4,940	805,566
Invesco Ltd.	51,250	1,484,200
iStar Financial Inc. (a)	104,300	1,135,827
Jones Lang LaSalle Inc.	15,920	1,582,607

See accompanying notes to schedules of investments.	3

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
LaSalle Hotel Properties	25,530	$647,951
Merchants Bancshares Inc.	9,200	277,242
MPG Office Trust Inc. (a)	235,100	646,525
National Retail Properties Inc.	34,100	1,233,397
Northwest Bancshares Inc.	101,200	1,284,228
Ocwen Financial Corp. (a)	44,050	1,670,376
OmniAmerican Bancorp Inc. (a)	13,200	333,696
One Liberty Properties Inc.	49,249	1,069,688
Oritani Financial Corp.	41,400	641,286
Piper Jaffray Companies Inc. (a)	26,500	908,950
Platinum Underwriters Holdings Ltd.	23,900	1,333,859
Primerica Inc.	39,300	1,288,254
ProAssurance Corp.	22,600	1,069,658
Raymond James Financial Inc.	39,550	1,823,255
Renasant Corp.	26,100	584,118
Retail Opportunity Investments Corp.	76,300	1,068,963
RLI Corp.	12,600	905,310
Rockville Financial Inc.	38,800	502,848
Sabra Health Care REIT Inc.	22,200	644,022
Selective Insurance Group Inc.	52,900	1,270,129
Stewart Information Services Corp.	22,400	570,528
Susquehanna Bancshares Inc.	94,300	1,172,149
Symetra Financial Corp.	90,500	1,213,605
T. Rowe Price Group Inc.	14,640	1,096,097
Taylor Capital Group Inc. (a)	51,800	828,282
Trustmark Corp.	46,400	1,160,464
United Fire Group Inc.	23,400	595,998
Universal Insurance Holdings Inc.	77,400	375,390
Weingarten Realty Investors	31,458	992,500
Weyerhaeuser Co.	41,720	1,309,174
Wintrust Financial Corp.	22,100	818,583

		57,020,333

Health Care (7.72%)
Actavis Inc. (a)	10,520	968,997
AMN Healthcare Services Inc. (a)	90,800	1,437,364
ARIAD Pharmaceuticals Inc. (a)	42,840	774,976
BioMarin Pharmaceutical Inc. (a)	11,050	687,973
Cambrex Corp. (a)	70,100	896,579
Catamaran Corp. (a)	10,970	581,739
Cooper Companies Inc., The	7,570	816,652
Cubist Pharmaceuticals Inc. (a)	12,020	562,776
DaVita HealthCare Partners Inc. (a)	5,570	660,546
Hologic Inc. (a)	23,330	527,258
Illumina Inc. (a)	20,460	1,104,840
Intuitive Surgical Inc. (a)	1,410	692,578
Maxygen Inc.	60,800	146,528
Medivation Inc. (a)	9,460	442,444
PDL BioPharma Inc.	131,300	959,803
PerkinElmer Inc.	21,700	729,988
Perrigo Co.	12,500	1,484,125
Salix Pharmaceuticals Ltd. (a)	11,840	605,971
Select Medical Holdings Corp.	86,900	782,100
Shire PLC ADR	6,400	584,704
Sirona Dental Systems Inc. (a)	9,820	724,029
Triple-S Management Corp. Class B (a)	22,600	393,692

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Zoetis Inc. (a)	21,240	$709,416

		17,275,078

Industrials (18.94%)
Air Lease Corp.	14,710	431,297
Alaska Air Group Inc. (a)	10,250	655,590
AMERCO	9,800	1,700,692
American Woodmark Corp. (a)	35,100	1,194,453
AMETEK Inc.	19,385	840,534
B/E Aerospace Inc. (a)	24,510	1,477,708
CBIZ Inc. (a)	63,900	407,682
Cenveo Inc. (a)	177,200	380,980
Chicago Bridge & Iron Co. N.V. NY Reg. Shares	11,600	720,360
Consolidated Graphics Inc. (a)	30,300	1,184,730
Cummins Inc.	10,100	1,169,681
Delta Air Lines Inc. (a)	52,530	867,270
Eaton Corp. PLC	20,740	1,270,325
Fortune Brands Home & Security Inc. (a)	48,710	1,823,215
GenCorp Inc. (a)	137,200	1,824,760
H&E Equipment Services Inc.	56,800	1,158,720
Hawaiian Holdings Inc. (a)	162,200	934,272
Heartland Express Inc.	66,100	881,774
Hertz Global Holdings Inc. (a)	66,890	1,488,971
Kansas City Southern	11,920	1,321,928
NCI Building Systems Inc. (a)	63,800	1,108,206
Pacer International Inc. (a)	70,400	354,112
Pike Electric Corp.	78,700	1,119,901
Precision Castparts Corp.	5,295	1,004,038
Quanta Services Inc. (a)	59,540	1,701,653
Republic Airways Holdings Inc. (a)	140,200	1,617,908
Rockwell Automation Inc.	8,790	759,016
Saia Inc. (a)	47,000	1,699,990
Standex International Corp.	12,300	679,206
Stericycle Inc. (a)	4,800	509,664
Terex Corp. (a)	25,750	886,315
Triumph Group Inc.	27,390	2,150,115
United Rentals Inc. (a)	66,480	3,654,406
US Airways Group Inc. (a)	92,700	1,573,119
Valmont Industries Inc.	2,810	441,929
Verisk Analytics Inc. Class A (a)	8,470	522,006
Wabtec Corp.	8,670	885,294

		42,401,820

Information Technology (10.56%)
Akamai Technologies Inc. (a)	24,990	881,897
Amkor Technology Inc. (a)	186,900	747,600
Autodesk Inc. (a)	25,940	1,069,766
CACI International Inc. Class A (a)	15,000	868,050
Cadence Design Systems Inc. (a)	45,030	627,268
Citrix Systems Inc. (a)	10,450	754,072
CommVault Systems Inc. (a)	6,580	539,428
Equinix Inc. (a)	2,410	521,307
FleetCor Technologies Inc. (a)	9,820	752,899

4	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Fortinet Inc. (a)	41,220	$976,090
Insight Enterprises Inc. (a)	62,700	1,292,874
Intuit Inc.	13,320	874,458
IPG Photonics Corp.	8,550	567,806
j2 Global Inc.	32,200	1,262,562
JDS Uniphase Corp. (a)	44,730	598,040
LinkedIn Corp. Class A (a)	6,950	1,223,617
LSI Corp. (a)	134,820	914,080
Maxim Integrated Products Inc.	49,280	1,608,992
NCR Corp. (a)	32,930	907,551
Red Hat Inc. (a)	11,490	580,934
Silicon Graphics International Corp. (a)	72,500	996,875
SolarWinds Inc. (a)	8,810	520,671
Symmetricom Inc. (a)	70,200	318,708
Teradata Corp. (a)	14,030	820,895
Trimble Navigation Ltd. (a)	40,440	1,211,582
Unisys Corp. (a)	49,200	1,119,300
Vantiv Inc. Class A (a)	28,170	668,756
WEX Inc. (a)	5,360	420,760

		23,646,838

Materials (4.60%)
Airgas Inc.	11,080	1,098,693
American Vanguard Corp.	65,500	2,000,370
Carpenter Technology Corp.	13,620	671,330
Ecolab Inc.	14,120	1,132,142
Landec Corp. (a)	65,000	940,550
Neenah Paper Inc.	33,200	1,021,232
P. H. Glatfelter Co.	50,100	1,171,338
Packaging Corporation of America	14,380	645,231
Rock Tenn Co. Class A	6,990	648,602
Valspar Corp., The	15,410	959,271

		10,288,759

Telecommunication Services (1.15%)
Crown Castle International Corp. (a)	10,530	733,309
SBA Communications Corp. Class A (a)	12,980	934,820
Vonage Holdings Corp. (a)	316,800	915,552

		2,583,681

Utilities (1.72%)
American States Water Co.	22,800	1,312,596
Aqua America Inc.	11,290	354,958
ITC Holdings Corp.	10,420	930,089
Otter Tail Corp.	40,400	1,258,056

		3,855,699

Total Common Stocks
(cost $175,433,102)		220,316,784

	Shares	Value
Registered Investment Companies (0.69%)
Financials (0.69%)
Fidus Investment Corp.	24,000	$459,600
Fifth Street Finance Corp.	99,600	1,097,592

		1,557,192

Total Registered Investment Companies
(cost $1,436,924)		1,557,192

Short-term Investments (1.10%)
JPMorgan U.S. Government Money
Market Fund	2,460,414	2,460,414

Total Short-term Investments
(cost $2,460,414)		2,460,414

TOTAL INVESTMENTS (100.20%)
(cost $179,330,440)		224,334,390
LIABILITIES, NET OF OTHER ASSETS (-0.20%)		(457,857)

NET ASSETS (100.00%)		$223,876,533

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	5

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (a) (95.68%)
Argentina (0.53%)
MercadoLibre Inc.	6,937	$669,837

Australia (0.79%)
BHP Billiton PLC	33,970	989,264

Austria (0.39%)
Erste Group Bank AG (b)	17,566	491,567

Belgium (2.64%)
Anheuser-Busch InBev NV	33,390	3,319,546

Brazil (1.61%)
BR Malls Participacoes SA	103,200	1,284,925
Itau Unibanco Holding SA ADR	41,244	734,143

		2,019,068

Canada (2.30%)
Canadian National Railway Co.	13,351	1,339,105
Canadian Pacific Railway Ltd.	2,925	381,631
Imax Corp. (b)	23,263	621,820
Potash Corporation of Saskatchewan Inc.	13,947	547,420

		2,889,976

China (2.09%)
Baidu Inc. Sponsored ADR (b)	7,155	627,494
China Mobile Ltd.	84,500	895,694
ENN Energy Holdings Ltd.	68,000	374,851
PetroChina Company Ltd. H	557,000	734,935

		2,632,974

Denmark (1.97%)
Novo Nordisk A/S Class B	15,365	2,476,563

France (11.33%)
Accor SA	16,824	585,124
Air Liquide SA	1,011	122,968
AXA SA	80,638	1,393,533
BNP Paribas SA	16,793	863,456
Compagnie de Saint-Gobain	11,200	415,895
DANONE SA	32,101	2,235,155
Essilor International SA	5,906	657,198
JC Decaux SA	17,516	480,511
Legrand SA	8,406	366,733
L’Oreal SA	6,874	1,090,584
Pernod Ricard SA	15,815	1,971,146
Sanofi	1,820	185,613
Schneider Electric SA	27,769	2,030,692
Unibail-Rodamco SE	7,954	1,852,584

		14,251,192

Germany (8.10%)
Adidas AG	12,080	1,255,708
Allianz SE Reg.	8,554	1,166,100
Bayerische Motoren Werke (BMW) AG	15,430	1,335,284

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Daimler AG Registered Shares	15,502	$845,438
Fresenius Medical Care AG & Co. KGaA	4,164	281,541
Fresenius SE & Co. KGaA	10,117	1,250,028
Kabel Deutschland Holding AG	13,968	1,289,570
Linde AG	7,927	1,476,622
SAP AG	16,021	1,288,525

		10,188,816

Hong Kong (2.82%)
AIA Group Ltd.	374,800	1,643,046
Cheung Kong Holdings Ltd.	62,000	918,484
CNOOC Ltd.	359,000	689,397
Hang Lung Properties Ltd.	79,000	296,275

		3,547,202

Ireland (1.32%)
Accenture PLC Class A	8,514	646,809
Seagate Technology PLC	27,763	1,015,015

		1,661,824

Japan (10.89%)
Canon Inc.	13,600	499,800
DeNA Co. Ltd.	37,300	1,017,040
Fanuc Corp.	16,800	2,586,704
Honda Motor Co. Ltd.	33,500	1,290,100
Japan Tobacco Inc.	43,736	1,399,005
Komatsu Ltd.	46,100	1,102,586
Marubeni Corp.	129,000	987,637
Mizuho Financial Group Inc.	574,700	1,233,193
Rakuten Inc.	123,400	1,262,031
SMC Corp.	4,700	912,682
Toyota Motor Corp.	27,200	1,402,589

		13,693,367

Malaysia (1.30%)
Genting Berhad	262,400	851,798
Sime Darby Berhad	261,300	782,006

		1,633,804

Netherlands (4.65%)
Heineken NV	8,352	629,961
LyondellBasell Industries NV
Class A	25,896	1,638,958
Royal Dutch Shell PLC Class A	28,900	935,978
Yandex NV Class A (b)	56,803	1,313,285
Ziggo NV	37,692	1,326,210

		5,844,392

Norway (0.57%)
Seadrill Ltd.	19,474	709,698

Singapore (1.67%)
DBS Group Holdings Ltd.	53,068	686,849

6	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Global Logistic Properties Ltd.	304,000	$645,595
United Overseas Bank Ltd.	46,841	772,218

		2,104,662

South Africa (0.63%)
Naspers Ltd. N Shares	12,720	792,533

South Korea (0.80%)
Hyundai Motor Co.	4,989	1,008,500

Spain (0.55%)
Banco Bilbao Vizcaya Argentaria SA	78,715	687,326

Sweden (3.08%)
Atlas Copco AB Class A	55,200	1,570,635
Investor AB B Shares	23,800	688,453
Sandvik AB	53,751	829,148
Volvo AB B Shares	53,644	783,193

		3,871,429

Switzerland (12.68%)
ABB Ltd. Reg. (b)	39,293	892,015
Compagnie Financiere Richemont SA Class A	15,134	1,191,525
Dufry AG Reg. (b)	4,753	592,065
Holcim Ltd. Reg. (b)	12,375	988,465
Nestle SA Reg.	47,822	3,461,097
Novartis AG	17,220	1,227,302
Roche Holding AG	15,659	3,650,473
Swatch Group AG, The	1,680	979,437
Syngenta AG Reg.	2,832	1,185,073
UBS AG Reg. (b)	115,571	1,777,159

		15,944,611

Taiwan (1.30%)
Taiwan Semiconductor Manufacturing Company Ltd. Sponsored ADR	94,976	1,632,636

United Kingdom (18.10%)
Anglo American PLC	23,262	600,699
ARM Holdings PLC	43,450	612,222
Barclays PLC	194,578	865,728
BG Group PLC	59,832	1,029,591
British American Tobacco PLC	29,745	1,595,001
British Sky Broadcasting Group PLC	127,885	1,718,887
CRH PLC	27,726	613,589
Diageo PLC	102,005	3,214,233
Imperial Tobacco Group PLC	20,558	719,021
InterContinental Hotels Group PLC	48,177	1,472,636
Lloyds Banking Group PLC (b)	494,158	368,205
Next PLC	10,716	711,931
Pearson PLC	30,198	543,358
Rolls-Royce Holdings PLC (b)	150,605	2,591,479
Shire PLC	51,125	1,556,981
Standard Chartered PLC	48,112	1,249,282
Telecity Group PLC	126,213	1,736,382

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Tullow Oil PLC	50,050	$936,921
Xstrata PLC	38,612	628,589

		22,764,735

United States (3.57%)
Freeport-McMoRan Copper & Gold Inc.	31,607	1,046,192
Liberty Global Inc. Series C (b)	30,184	2,071,528
Perrigo Co.	11,490	1,364,208

		4,481,928

Total Common Stocks
(cost $93,604,162)		120,307,450

Preferred Stocks (a) (0.95%)
Brazil (0.95%)
Banco Bradesco SA Pfd.	62,489	1,055,734
Petroleo Brasileiro SA Pfd.	16,000	145,293

		1,201,027

Total Preferred Stocks
(cost $1,223,553)		1,201,027

Short-term Investments (3.98%)
State Street Institutional U.S. Government Money Market Fund (b)	4,998,787	4,998,787

Total Short-term Investments
(cost $4,998,787)		4,998,787

TOTAL INVESTMENTS (100.61%)
(cost $99,826,502)		126,507,264
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.61%)		(764,900)

NET ASSETS (100.00%)		$125,742,364

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	7

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$31,830,596	25.16
British Pound	23,753,999	18.78
United States Dollar	20,267,237	16.02
Swiss Franc	15,944,611	12.60
Japanese Yen	13,693,367	10.82
Hong Kong Dollar	5,552,682	4.39
Swedish Krona	3,871,429	3.06
Brazilian Real	2,485,952	1.97
Danish Krone	2,476,563	1.96
Singapore Dollar	2,104,662	1.66
Malaysian Ringgit	1,633,804	1.29
South Korean Won	1,008,500	0.80
South African Rand	792,533	0.63
Norwegian Krone	709,698	0.56
Canadian Dollar	381,631	0.30

Total Investments	$126,507,264	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Consumer Discretionary	$22,302,373	17.74
Financials	20,673,855	16.44
Consumer Staples	19,634,749	15.62
Industrials	17,572,141	13.97
Health Care	12,649,907	10.06
Information Technology	11,059,045	8.79
Materials	9,837,839	7.82
Energy	5,181,813	4.12
Telecommunication Services	2,221,904	1.77
Utilities	374,851	0.30

Total Stocks	121,508,477	96.63
Short-term Investments	4,998,787	3.98
Liabilities, Net of Cash and Other Assets	(764,900)	(0.61)

Net Assets	$125,742,364	100.00%

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Currency	Counterparty	Settlement Date	Foreign amount Purchased (Sold)	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
British Pound	State Street Bank and Trust Company	04/02/2013	622	$(942)	$2	$—
British Pound	State Street Bank and Trust Company	04/02/2013	1,167	(1,769)	4	—
British Pound	State Street Bank and Trust Company	04/02/2013	6,947	(10,531)	25	—
British Pound	State Street Bank and Trust Company	04/04/2013	20,645	(31,332)	38	—
British Pound	State Street Bank and Trust Company	04/03/2013	46,012	(69,552)	361	—
Canadian Dollar	State Street Bank and Trust Company	04/03/2013	191,147	(188,167)	—	(10)
Canadian Dollar	State Street Bank and Trust Company	04/03/2013	194,611	(191,577)	—	(10)
Danish Krone	State Street Bank and Trust Company	04/03/2013	67,587	(11,666)	—	(46)
Euro	State Street Bank and Trust Company	04/03/2013	40,602	(51,872)	174	—
Euro	State Street Bank and Trust Company	04/02/2013	55,664	(71,111)	242	—
Euro	State Street Bank and Trust Company	04/04/2013	57,800	(74,117)	—	(26)
Euro	State Street Bank and Trust Company	04/03/2013	339,270	(433,621)	1,273	—
South African Rand	State Street Bank and Trust Company	04/04/2013	415,982	(44,989)	243	—
British Pound	State Street Bank and Trust Company	04/02/2013	(15,129)	22,856	—	(132)
British Pound	State Street Bank and Trust Company	04/03/2013	(11,036)	16,692	—	(77)
Japanese Yen	State Street Bank and Trust Company	04/02/2013	(7,839,550)	83,080	—	(199)
Japanese Yen	State Street Bank and Trust Company	04/01/2013	(2,036,730)	21,626	—	(10)
Japanese Yen	State Street Bank and Trust Company	04/01/2013	(1,072,452)	11,356	—	(37)

Total					$2,362	$(547)

8	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (97.34%)
Consumer Discretionary (11.32%)
Abercrombie & Fitch Co. Class A	3,934	$181,751
Amazon.com Inc. (a) (b)	17,827	4,750,717
Apollo Group Inc. Class A (b)	4,841	84,185
AutoNation Inc. (b)	1,853	81,069
AutoZone Inc. (b)	1,785	708,234
Bed Bath & Beyond Inc. (b)	11,151	718,347
Best Buy Company Inc.	13,180	291,937
BorgWarner Inc. (b)	5,709	441,534
Cablevision Systems Corp. Class A	10,575	158,202
CarMax Inc. (b)	11,168	465,706
Carnival Corp.	21,772	746,780
CBS Corp. Class B	28,722	1,341,030
Chipotle Mexican Grill Inc. (b)	1,534	499,885
Coach Inc.	13,749	687,313
Comcast Corp. Class A	129,449	5,438,152
Darden Restaurants Inc.	6,375	329,460
Delphi Automotive PLC	14,413	639,937
DIRECTV (b)	28,114	1,591,534
Discovery Communications Inc. Class A (b)	12,017	946,219
Dollar General Corp. (b)	14,825	749,848
Dollar Tree Inc. (b)	11,107	537,912
DR Horton Inc.	13,611	330,747
Expedia Inc.	4,573	274,426
Family Dollar Stores Inc.	4,739	279,838
Ford Motor Co.	192,258	2,528,193
Fossil Inc. (b)	2,625	253,575
GameStop Corp. Class A	5,921	165,610
Gannett Co. Inc.	11,170	244,288
GAP Inc., The	14,504	513,442
Garmin Ltd.	5,352	176,830
Genuine Parts Co.	7,570	590,460
Goodyear Tire & Rubber Co., The (b)	11,981	151,080
H&R Block Inc.	13,269	390,374
Harley-Davidson Inc.	11,104	591,843
Harman International Industries Inc.	3,319	148,127
Hasbro Inc.	5,632	247,470
Home Depot Inc., The	73,298	5,114,734
International Game Technology	12,813	211,414
Interpublic Group of Companies Inc., The	20,416	266,020
J.C. Penney Company Inc.	6,839	103,337
Johnson Controls Inc.	33,541	1,176,283
Kohl’s Corp.	10,350	477,446
L Brands Inc.	11,683	521,764
Leggett & Platt Inc.	7,034	237,609
Lennar Corp.	8,127	337,108
Lowe’s Companies Inc.	54,462	2,065,199
Macy’s Inc.	19,310	807,930
Marriott International Inc. Class A	11,952	504,733
Mattel Inc.	16,877	739,044
McDonald’s Corp.	49,159	4,900,661
Netflix Inc. (b)	2,742	519,362
Newell Rubbermaid Inc.	14,023	366,000
News Corp. Class A	98,095	2,993,859
NIKE Inc. Class B	35,564	2,098,632
Nordstrom Inc.	7,330	404,836

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Omnicom Group Inc.	12,812	$754,627
O’Reilly Automotive Inc. (b)	5,472	561,154
PetSmart Inc.	5,258	326,522
Priceline.com Inc. (b)	2,444	1,681,301
PulteGroup Inc. (b)	16,576	335,498
PVH Corp.	3,816	407,587
Ralph Lauren Corp.	2,991	506,406
Ross Stores Inc.	10,855	658,030
Scripps Networks Interactive Class A	4,236	272,544
Staples Inc.	32,809	440,625
Starbucks Corp.	36,727	2,091,970
Starwood Hotels & Resorts Worldwide Inc.	9,484	604,415
Target Corp.	31,899	2,183,487
Tiffany & Co.	5,812	404,166
Time Warner Cable Inc.	14,506	1,393,446
Time Warner Inc.	45,859	2,642,396
TJX Companies Inc.	35,741	1,670,892
TripAdvisor Inc. (b)	5,369	281,980
Urban Outfitters Inc. (b)	5,396	209,041
VF Corp.	4,334	727,028
Viacom Inc. Class B	22,352	1,376,213
Walt Disney Co., The	88,507	5,027,198
Washington Post Co., The	224	100,128
Whirlpool Corp.	3,846	455,597
Wyndham Worldwide Corp.	6,725	433,628
Wynn Resorts Ltd.	3,928	491,628
Yum! Brands Inc.	22,070	1,587,716

		79,747,249

Consumer Staples (10.67%)
Altria Group Inc.	98,587	3,390,407
Archer-Daniels-Midland Co.	32,314	1,089,951
Avon Products Inc.	21,244	440,388
Beam Inc.	7,851	498,853
Brown-Forman Corp. Class B	7,396	528,074
Campbell Soup Co.	8,723	395,675
Clorox Co., The	6,427	568,982
Coca-Cola Co., The	187,956	7,600,941
Coca-Cola Enterprises Inc.	12,910	476,637
Colgate-Palmolive Co.	21,568	2,545,671
ConAgra Foods Inc.	20,274	726,012
Constellation Brands Inc. (b)	7,497	357,157
Costco Wholesale Corp.	21,353	2,265,767
CVS Caremark Corp.	60,394	3,321,066
Dean Foods Co. (b)	9,088	164,765
Dr. Pepper Snapple Group Inc.	10,020	470,439
Estee Lauder Companies Inc. Class A, The	11,720	750,432
General Mills Inc.	31,689	1,562,585
H.J. Heinz Co.	15,728	1,136,663
Hershey Co., The	7,377	645,709
Hormel Foods Corp.	6,607	273,001
J.M. Smucker Co., The	5,258	521,383
Kellogg Co.	12,233	788,172
Kimberly-Clark Corp.	19,021	1,863,678

See accompanying notes to schedules of investments.	9

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Kraft Foods Group Inc.	29,040	$1,496,431
Kroger Co., The	25,470	844,076
Lorillard Inc.	18,640	752,124
McCormick & Co. Inc.	6,465	475,501
Mead Johnson Nutrition Co. Class A	9,911	767,607
Molson Coors Brewing Co. Class B	7,600	371,868
Mondelez International Inc. Class A	87,166	2,668,151
Monster Beverage Corp. (b)	7,096	338,763
PepsiCo Inc.	75,654	5,984,988
Philip Morris International Inc.	80,806	7,491,524
Procter & Gamble Co., The	133,921	10,319,952
Reynolds American Inc.	15,795	702,720
Safeway Inc.	11,670	307,504
Sysco Corp.	28,705	1,009,555
Tyson Foods Inc.	14,029	348,200
Walgreen Co.	42,153	2,009,855
Wal-Mart Stores Inc.	81,998	6,135,910
Whole Foods Market Inc.	8,425	730,869

		75,138,006

Energy (10.63%)
Anadarko Petroleum Corp.	24,535	2,145,586
Apache Corp.	19,200	1,481,472
Baker Hughes Inc.	21,649	1,004,730
Cabot Oil & Gas Corp.	10,323	697,938
Cameron International Corp. (b)	12,143	791,724
Chesapeake Energy Corp.	25,528	521,026
Chevron Corp.	95,261	11,318,912
ConocoPhillips	59,853	3,597,165
CONSOL Energy Inc.	11,206	377,082
Denbury Resources Inc. (b)	18,397	343,104
Devon Energy Corp.	18,502	1,043,883
Diamond Offshore Drilling Inc.	3,387	235,600
Ensco PLC Class A	11,427	685,620
EOG Resources Inc.	13,319	1,705,764
EQT Corp.	7,408	501,892
Exxon Mobil Corp.	219,686	19,795,905
FMC Technologies Inc. (b)	11,628	632,447
Halliburton Co.	45,672	1,845,606
Helmerich & Payne Inc.	5,166	313,576
Hess Corp.	14,581	1,044,145
Kinder Morgan Inc.	31,021	1,199,892
Marathon Oil Corp.	34,681	1,169,443
Marathon Petroleum Corp.	16,268	1,457,613
Murphy Oil Corp.	8,907	567,643
Nabors Industries Ltd.	14,143	229,399
National-Oilwell Varco Inc.	20,928	1,480,656
Newfield Exploration Co. (b)	6,563	147,142
Noble Corp.	12,331	470,428
Noble Energy Inc.	8,799	1,017,692
Occidental Petroleum Corp.	39,512	3,096,555
Peabody Energy Corp.	13,090	276,854
Phillips 66	30,495	2,133,735
Pioneer Natural Resources Co.	6,485	805,761
QEP Resources Inc.	8,681	276,403
Range Resources Corp.	8,001	648,401
Rowan Companies PLC Class A (b)	6,047	213,822

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Schlumberger Ltd.	65,115	$4,876,462
Southwestern Energy Co. (b)	17,196	640,723
Spectra Energy Corp.	32,738	1,006,694
Tesoro Corp.	6,728	393,924
Valero Energy Corp.	27,142	1,234,690
Williams Companies Inc., The	33,398	1,251,089
WPX Energy Inc. (b)	9,776	156,613

		74,834,811

Financials (15.50%)
ACE Ltd.	16,656	1,481,884
Aflac Inc.	22,903	1,191,414
Allstate Corp., The	23,423	1,149,367
American Express Co.	47,143	3,180,267
American International Group Inc. (b)	72,367	2,809,287
American Tower Corp.	19,378	1,490,556
Ameriprise Financial Inc.	9,998	736,353
Aon PLC	15,303	941,134
Apartment Investment and Management Co.	7,168	219,771
Assurant Inc.	3,890	175,089
AvalonBay Communities Inc.	5,585	707,452
Bank of America Corp.	530,451	6,460,893
Bank of New York Mellon Corp.	57,085	1,597,809
BB&T Corp.	34,329	1,077,587
Berkshire Hathaway Inc. Class B (b)	89,419	9,317,460
BlackRock Inc.	6,166	1,583,922
Boston Properties Inc.	7,429	750,775
Capital One Financial Corp.	28,536	1,568,053
CBRE Group Inc. (b)	14,935	377,109
Charles Schwab Corp., The	53,853	952,660
Chubb Corp., The	12,815	1,121,697
Cincinnati Financial Corp.	7,143	337,078
Citigroup Inc.	148,973	6,590,566
CME Group Inc.	15,056	924,288
Comerica Inc.	9,204	330,884
Discover Financial Services	24,326	1,090,778
E*TRADE Financial Corp. (b)	12,500	133,875
Equity Residential	15,711	865,048
Fifth Third Bancorp	43,012	701,526
First Horizon National Corp.	12,096	129,185
Franklin Resources Inc.	6,773	1,021,436
Genworth Financial Inc. Class A (b)	23,939	239,390
Goldman Sachs Group Inc., The	21,464	3,158,428
Hartford Financial Services Group Inc., The	21,292	549,334
HCP Inc.	22,217	1,107,740
Healthcare Realty Trust Inc.	12,780	867,890
Host Hotels & Resorts Inc.	35,665	623,781
Hudson City Bancorp Inc.	23,412	202,280
Huntington Bancshares Inc.	41,697	308,141
IntercontinentalExchange Inc. (b)	3,549	578,735
Invesco Ltd.	21,674	627,679
JPMorgan Chase & Co.	187,643	8,905,537
KeyCorp	45,642	454,594
Kimco Realty Corp.	19,977	447,485
Legg Mason Inc.	5,679	182,580

10	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Leucadia National Corp.	14,332	$393,127
Lincoln National Corp.	13,358	435,604
Loews Corp.	15,179	668,939
M&T Bank Corp.	5,990	617,928
Marsh & McLennan Companies Inc.	26,870	1,020,254
McGraw-Hill Companies Inc., The	13,755	716,360
MetLife Inc.	53,602	2,037,948
Moody’s Corp.	9,464	504,620
Morgan Stanley	67,284	1,478,902
NASDAQ OMX Group Inc., The	5,743	185,499
Northern Trust Corp.	10,650	581,064
NYSE Euronext	11,934	461,130
People’s United Financial Inc.	16,571	222,714
Plum Creek Timber Co. Inc.	7,959	415,460
PNC Financial Services Group Inc.	25,908	1,722,882
Principal Financial Group Inc.	13,486	458,929
Progressive Corp., The	27,158	686,283
ProLogis Inc.	22,676	906,586
Prudential Financial Inc.	22,789	1,344,323
Public Storage	7,077	1,077,969
Regions Financial Corp.	68,967	564,840
Simon Property Group Inc.	15,375	2,437,860
SLM Corp.	22,264	455,967
State Street Corp.	22,427	1,325,211
SunTrust Banks Inc.	26,479	762,860
T. Rowe Price Group Inc.	12,691	950,175
Torchmark Corp.	4,588	274,362
Travelers Companies Inc., The	18,550	1,561,724
Unum Group	13,253	374,397
US Bancorp	91,405	3,101,372
Ventas Inc.	14,336	1,049,395
Vornado Realty Trust	8,270	691,703
Wells Fargo & Co.	240,317	8,889,326
Weyerhaeuser Co.	26,716	838,348
XL Group PLC	14,496	439,227
Zions Bancorporation	8,968	224,110

		109,146,195

Health Care (12.20%)
Abbott Laboratories	77,053	2,721,512
AbbVie Inc.	77,482	3,159,716
Actavis Inc. (b)	6,236	574,398
Aetna Inc.	16,112	823,645
Agilent Technologies Inc.	17,012	713,994
Alexion Pharmaceuticals Inc. (b)	9,565	881,319
Allergan Inc.	15,073	1,682,599
AmerisourceBergen Corp.	11,318	582,311
Amgen Inc.	36,712	3,763,347
Baxter International Inc.	26,766	1,944,282
Becton, Dickinson and Co.	9,527	910,876
Biogen Idec Inc. (b)	11,588	2,235,441
Boston Scientific Corp. (b)	66,763	521,419
Bristol-Myers Squibb Co.	80,318	3,308,298
Cardinal Health Inc.	16,700	695,054
CareFusion Corp. (b)	10,967	383,735
Celgene Corp. (b)	20,544	2,381,255

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Cerner Corp. (b)	7,172	$679,547
Cigna Corp.	14,041	875,737
Coventry Health Care Inc.	6,557	308,376
Covidien PLC	23,123	1,568,664
CR Bard Inc.	3,740	376,917
DaVita HealthCare Partners Inc. (b)	4,133	490,132
DENTSPLY International Inc.	7,036	298,467
Edwards Lifesciences Corp. (b)	5,633	462,807
Eli Lilly & Co.	48,973	2,781,177
Express Scripts Holding Co. (b)	40,120	2,312,918
Forest Laboratories Inc. (b)	11,421	434,455
Gilead Sciences Inc. (b)	74,628	3,651,548
Hospira Inc. (b)	8,052	264,347
Humana Inc.	7,754	535,879
Intuitive Surgical Inc. (b)	1,966	965,680
Johnson & Johnson	137,042	11,173,034
Laboratory Corp. of America Holdings (b)	4,595	414,469
Life Technologies Corp. (b)	8,427	544,637
McKesson Corp.	11,433	1,234,307
Medtronic Inc.	49,573	2,327,948
Merck & Co. Inc.	148,217	6,555,638
Mylan Inc. (b)	19,445	562,738
Patterson Companies Inc.	4,170	158,627
PerkinElmer Inc.	5,587	187,947
Perrigo Co.	4,306	511,251
Pfizer Inc.	352,524	10,173,843
Quest Diagnostics Inc.	7,757	437,883
St. Jude Medical Inc.	13,828	559,204
Stryker Corp.	14,184	925,364
Tenet Healthcare Corp. (b)	5,182	246,560
Thermo Fisher Scientific Inc.	17,529	1,340,793
UnitedHealth Group Inc.	50,240	2,874,230
Varian Medical Systems Inc. (b)	5,341	384,552
Waters Corp. (b)	4,213	395,643
WellPoint Inc.	14,906	987,227
Zimmer Holdings Inc.	8,324	626,131

		85,911,878

Industrials (9.84%)
3M Co.	31,104	3,306,666
ADT Corp., The	11,345	555,224
Avery Dennison Corp.	4,867	209,622
Boeing Co., The	33,359	2,863,870
Caterpillar Inc.	32,109	2,792,520
CH Robinson Worldwide Inc.	7,867	467,772
Cintas Corp.	5,193	229,167
CSX Corp.	50,116	1,234,357
Cummins Inc.	8,633	999,788
Danaher Corp.	28,424	1,766,552
Deere & Co.	19,134	1,645,141
Dover Corp.	8,586	625,748
Dun & Bradstreet Corp.	2,024	169,308
Eaton Corp. PLC	23,088	1,414,140
Emerson Electric Co.	35,377	1,976,513
Equifax Inc.	5,921	340,990

See accompanying notes to schedules of investments.	11

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Expeditors International of Washington Inc.	10,195	$364,063
Fastenal Co.	13,261	680,952
FedEx Corp.	14,333	1,407,501
Flowserve Corp.	2,370	397,473
Fluor Corp.	7,993	530,176
General Dynamics Corp.	16,283	1,148,114
General Electric Co.	509,877	11,788,356
Honeywell International Inc.	38,420	2,894,947
Illinois Tool Works Inc.	20,389	1,242,506
Ingersoll-Rand PLC	13,541	744,890
Iron Mountain Inc.	8,129	295,164
Jacobs Engineering Group Inc. (b)	6,405	360,217
Joy Global Inc.	5,163	307,302
L-3 Communications Holdings Inc.	4,428	358,314
Lockheed Martin Corp.	13,119	1,266,246
Masco Corp.	17,408	352,512
Norfolk Southern Corp.	15,434	1,189,653
Northrop Grumman Corp.	11,650	817,248
PACCAR Inc.	17,337	876,559
Pall Corp.	5,470	373,984
Parker Hannifin Corp.	7,283	666,977
Pentair Ltd. Reg.	10,138	534,780
Pitney Bowes Inc.	9,844	146,282
Precision Castparts Corp.	7,177	1,360,903
Quanta Services Inc. (b)	10,388	296,889
Raytheon Co.	15,980	939,464
Republic Services Inc.	14,592	481,536
Robert Half International Inc.	6,855	257,268
Rockwell Automation Inc.	6,857	592,102
Rockwell Collins Inc.	6,722	424,293
Roper Industries Inc.	4,844	616,690
Ryder System Inc.	2,522	150,690
Snap-on Inc.	2,837	234,620
Southwest Airlines Co.	35,715	481,438
Stanley Black & Decker Inc.	7,834	634,319
Stericycle Inc. (b)	4,190	444,894
Textron Inc.	13,366	398,440
Tyco International Ltd.	22,895	732,640
Union Pacific Corp.	23,020	3,278,278
United Parcel Service Inc. Class B	35,053	3,011,053
United Technologies Corp.	41,340	3,862,396
Waste Management Inc.	21,426	840,113
WW Grainger Inc.	2,918	656,490
Xylem Inc.	9,054	249,528

		69,285,638

Information Technology (17.54%)
Accenture PLC Class A	31,583	2,399,361
Adobe Systems Inc. (b)	24,441	1,063,428
Advanced Micro Devices Inc. (b)	29,726	75,801
Akamai Technologies Inc. (b)	8,656	305,470
Altera Corp.	15,646	554,964
Amphenol Corp. Class A	7,826	584,211
Analog Devices Inc.	14,990	696,885
Apple Inc.	46,039	20,378,243
Applied Materials Inc.	58,955	794,713

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Autodesk Inc. (b)	10,994	$453,393
Automatic Data Processing Inc.	23,793	1,547,021
BMC Software Inc. (b)	6,482	300,311
Broadcom Corp. Class A	25,649	889,251
CA Inc.	16,426	413,442
Cisco Systems Inc.	261,391	5,465,686
Citrix Systems Inc. (b)	9,114	657,666
Cognizant Technology Solutions Corp. Class A (b)	14,789	1,132,985
Computer Sciences Corp.	7,575	372,917
Corning Inc.	72,169	962,013
Dell Inc.	71,601	1,026,042
eBay Inc. (b)	57,198	3,101,276
Electronic Arts Inc. (b)	14,787	261,730
EMC Corp. (b)	103,153	2,464,325
F5 Networks Inc. (b)	3,834	341,533
Fidelity National Information Services Inc.	14,360	568,943
First Solar Inc. (b)	2,935	79,128
Fiserv Inc. (b)	6,524	573,003
FLIR Systems Inc.	7,088	184,359
Google Inc. Class A (b)	13,092	10,395,441
Harris Corp.	5,536	256,538
Hewlett-Packard Co.	95,807	2,284,039
Intel Corp.	242,567	5,300,089
International Business Machines Corp.	51,371	10,957,434
Intuit Inc.	13,665	897,107
Jabil Circuit Inc.	9,170	169,462
JDS Uniphase Corp. (b)	11,379	152,137
Juniper Networks Inc. (b)	25,410	471,101
KLA-Tencor Corp.	8,123	428,407
Lam Research Corp. (b)	7,997	331,556
Linear Technology Corp.	11,419	438,147
LSI Corp. (b)	26,798	181,690
MasterCard Inc. Class A	5,180	2,803,053
Microchip Technology Inc.	9,527	350,213
Micron Technology Inc. (b)	50,162	500,617
Microsoft Corp.	369,662	10,576,030
Molex Inc.	6,726	196,937
Motorola Solutions Inc.	13,557	868,055
NetApp Inc. (b)	17,653	603,026
NVIDIA Corp.	30,481	390,766
Oracle Corp.	181,094	5,856,580
Paychex Inc.	15,787	553,650
QUALCOMM Inc.	84,228	5,639,065
Red Hat Inc. (b)	9,434	476,983
SAIC Inc.	13,941	188,901
Salesforce.com Inc. (b)	6,602	1,180,636
SanDisk Corp. (b)	11,894	654,170
Seagate Technology PLC	15,705	574,175
Symantec Corp. (b)	33,786	833,838
TE Connectivity Ltd.	20,654	866,022
Teradata Corp. (b)	8,156	477,208
Teradyne Inc. (b)	9,168	148,705
Texas Instruments Inc.	54,211	1,923,406
Total System Services Inc.	7,820	193,780
VeriSign Inc. (b)	7,541	356,538

12	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Visa Inc. Class A	25,294	$4,295,933
Western Digital Corp.	10,676	536,789
Western Union Co.	27,997	421,075
Xerox Corp.	60,189	517,625
Xilinx Inc.	12,809	488,920
Yahoo! Inc. (b)	47,587	1,119,722

		123,503,666

Materials (3.34%)
Air Products & Chemicals Inc.	10,197	888,363
Airgas Inc.	3,365	333,673
Alcoa Inc.	52,655	448,621
Allegheny Technologies Inc.	5,221	165,558
Ball Corp.	7,362	350,284
Bemis Company Inc.	5,026	202,849
CF Industries Holdings Inc.	3,095	589,195
Cliffs Natural Resources Inc.	7,404	140,750
Dow Chemical Co., The	59,031	1,879,547
E.I. du Pont de Nemours & Co.	45,795	2,251,282
Eastman Chemical Co.	7,553	527,728
Ecolab Inc.	13,008	1,042,981
FMC Corp.	6,746	384,724
Freeport-McMoRan Copper & Gold Inc.	46,537	1,540,375
International Flavors & Fragrances Inc.	3,976	304,840
International Paper Co.	21,619	1,007,013
LyondellBasell Industries NV Class A	18,619	1,178,397
MeadWestvaco Corp.	8,575	311,272
Monsanto Co.	26,264	2,774,266
Mosaic Co., The	13,590	810,100
Newmont Mining Corp.	24,373	1,020,985
Nucor Corp.	15,613	720,540
Owens-Illinois Inc. (b)	8,007	213,387
PPG Industries Inc.	6,982	935,169
Praxair Inc.	14,515	1,619,003
Sealed Air Corp.	9,465	228,201
Sherwin-Williams Co., The	4,208	710,689
Sigma-Aldrich Corp.	5,907	458,856
United States Steel Corp.	7,022	136,929
Vulcan Materials Co.	6,320	326,745

		23,502,322

Telecommunication Services (2.89%)
AT&T Inc.	269,287	9,880,140
CenturyLink Inc.	30,667	1,077,332
Crown Castle International Corp. (b)	14,388	1,001,980
Frontier Communications Corp.	48,636	193,571
MetroPCS Communications Inc. (b)	15,656	170,650
Sprint Nextel Corp. (b)	147,556	916,323
Verizon Communications Inc.	140,124	6,887,095
Windstream Corp.	28,646	227,736

		20,354,827

Utilities (3.41%)
AES Corp., The	30,242	380,142
AGL Resources Inc.	5,738	240,709

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Ameren Corp.	11,925	$417,614
American Electric Power Company Inc.	23,805	1,157,637
CenterPoint Energy Inc.	20,878	500,237
CMS Energy Corp.	12,909	360,677
Consolidated Edison Inc.	14,386	877,978
Dominion Resources Inc.	28,245	1,643,294
DTE Energy Co.	8,474	579,113
Duke Energy Corp.	34,540	2,507,259
Edison International	16,006	805,422
Entergy Corp.	8,754	553,603
Exelon Corp.	41,902	1,444,781
FirstEnergy Corp.	20,544	866,957
Integrys Energy Group Inc.	3,794	220,659
NextEra Energy Inc.	20,774	1,613,724
NiSource Inc.	15,286	448,491
Northeast Utilities	15,444	671,196
NRG Energy Inc.	15,917	421,641
ONEOK Inc.	9,983	475,890
Pepco Holdings Inc.	11,178	239,209
PG&E Corp.	21,492	957,039
Pinnacle West Capital Corp.	5,346	309,480
PPL Corp.	28,570	894,527
Public Service Enterprise Group Inc.	24,855	853,521
SCANA Corp.	6,528	333,972
Sempra Energy	11,086	886,215
Southern Co.	42,592	1,998,417
TECO Energy Inc.	10,056	179,198
Wisconsin Energy Corp.	11,166	478,910
Xcel Energy Inc.	23,978	712,145

		24,029,657

Total Common Stocks
(cost $446,494,218)		685,454,249

See accompanying notes to schedules of investments.	13

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Short-term Investments (2.53%)
State Street Institutional U.S. Government Money Market Fund	17,822,920	$17,822,920

Total Short-term Investments
(cost $ 17,822,920)		17,822,920

TOTAL INVESTMENTS (99.87%)
(cost $ 464,317,138)		703,277,169
OTHER ASSETS, NET OF LIABILITIES (0.13%)		938,051

NET ASSETS (100.00%)		$704,215,220

(a)	At March 31, 2013, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

(b)	Non-income producing security.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	238	June 2013	$18,263,235	$18,596,130	$332,895

14	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (96.81%)
Consumer Discretionary (13.46%)
1-800-FLOWERS.COM Inc. (a)	7,415	$36,853
Aeropostale Inc. (a)	20,618	280,405
AFC Enterprises Inc. (a)	6,041	219,470
American Axle & Manufacturing Holdings Inc. (a)	16,530	225,634
American Greetings Corp. Class A	7,900	127,190
American Public Education Inc. (a)	4,555	158,924
America’s Car-Mart Inc. (a)	2,000	93,480
Ameristar Casinos Inc.	8,344	218,863
Ann Inc. (a)	12,332	357,875
Arbitron Inc.	6,718	314,873
Arctic Cat Inc. (a)	3,269	142,855
Asbury Automotive Group Inc. (a)	7,052	258,738
Ascent Capital Group LLC Class A (a)	3,600	267,984
Barnes & Noble Inc. (a)	7,137	117,404
Bassett Furniture Industries Inc.	2,800	44,688
Beasley Broadcast Group Inc. Class A	1,200	7,080
Beazer Homes USA Inc. (a)	6,102	96,656
bebe stores inc.	9,200	38,364
Belo Corp. Class A	23,100	227,073
Big 5 Sporting Goods Corp.	4,219	65,859
Biglari Holdings Inc. (a)	301	112,330
BJ’s Restaurants Inc. (a)	6,249	207,967
Black Diamond Inc. (a)	5,339	48,638
Bloomin’ Brands Inc. (a)	4,641	82,935
Blue Nile Inc. (a)	3,056	105,279
Bluegreen Corp. (a)	3,700	36,408
Blyth Inc.	2,672	46,386
Bob Evans Farms Inc.	7,345	313,044
Body Central Corp. (a)	4,070	38,258
Bon-Ton Stores Inc., The	2,908	37,804
Boyd Gaming Corp. (a)	13,453	111,256
Bravo Brio Restaurant Group Inc. (a)	4,815	76,221
Bridgepoint Education Inc. (a)	4,447	45,493
Bright Horizons Family Solutions Inc. (a)	2,963	100,120
Brown Shoe Company Inc.	10,605	169,680
Brunswick Corp.	22,600	773,372
Buckle Inc., The	7,049	328,836
Buffalo Wild Wings Inc. (a)	4,696	411,041
Cabela’s Inc. (a)	11,630	706,871
Caesars Entertainment Corp. (a)	9,200	145,912
CafePress Inc. (a)	1,200	7,212
Callaway Golf Co.	16,414	108,661
Capella Education Co. (a)	3,129	97,437
Career Education Corp. (a)	13,100	31,047
Carmike Cinemas Inc. (a)	4,500	81,540
Carriage Services Inc.	4,000	85,000
Carrols Restaurant Group Inc. (a)	4,400	22,836
Cato Corp. Class A	6,944	167,628
Cavco Industries Inc. (a)	1,742	82,867
CEC Entertainment Inc.	4,706	154,122
Central European Media Enterprises Ltd. Class A (a)	9,051	38,195
Cheesecake Factory Inc., The	13,589	524,671
Cherokee Inc.	2,261	30,976

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Children’s Place Retail Stores Inc., The (a)	6,056	$271,430
Churchill Downs Inc.	3,245	227,280
Chuy’s Holdings Inc. (a)	1,692	55,125
Citi Trends Inc. (a)	3,800	38,874
Coinstar Inc. (a)	6,999	408,882
Collectors Universe Inc.	1,300	15,301
Columbia Sportswear Co.	3,048	176,418
Conn’s Inc. (a)	4,192	150,493
Cooper Tire & Rubber Co.	15,550	399,013
Core-Mark Holding Co. Inc.	2,928	150,236
Corinthian Colleges Inc. (a)	19,116	40,144
Cracker Barrel Old Country Store Inc.	4,882	394,710
Crocs Inc. (a)	22,400	331,968
Crown Media Holdings Inc. (a)	7,162	14,682
CSS Industries Inc.	2,518	65,392
Culp Inc.	2,200	35,002
Cumulus Media Inc. Class A (a)	14,389	48,491
Daily Journal Corp. (a)	300	33,300
Dana Holding Corp.	37,384	666,557
Del Frisco’s Restaurant Group Inc. (a)	1,463	24,286
Delta Apparel Inc. (a)	1,918	31,589
Denny’s Corp. (a)	23,453	135,324
Destination Maternity Corp.	3,400	79,560
Destination XL Group Inc. (a)	10,474	53,313
Digital Generation Inc. (a)	6,797	43,705
DineEquity Inc.	3,875	266,561
Domino’s Pizza Inc.	14,517	746,754
Dorman Products Inc.	6,200	230,702
Drew Industries Inc.	4,919	178,609
E.W. Scripps Co Class A (a)	7,590	91,308
Education Management Corp. (a)	6,800	24,956
Einstein Noah Restaurant Group Inc.	1,400	20,762
Entercom Communications Corp. Class A (a)	5,869	43,665
Entravision Communications Corp. Class A	12,045	38,424
Ethan Allen Interiors Inc.	6,122	201,536
Exide Technologies (a)	18,900	51,030
Express Inc. (a)	22,662	403,610
Federal-Mogul Corp. (a)	4,700	28,341
Fiesta Restaurant Group Inc. (a)	4,100	108,937
Fifth & Pacific Companies Inc. (a)	30,052	567,382
Finish Line Inc. Class A, The	12,606	246,952
Fisher Communications Inc.	2,196	86,171
Five Below Inc. (a)	2,790	105,713
Flexsteel Industries Inc.	1,100	27,214
Francesca’s Holdings Corp. (a)	8,860	253,928
Fred’s Inc. Class A	9,440	129,139
Frisch’s Restaurants Inc.	800	14,352
Fuel Systems Solutions Inc. (a)	3,754	61,828
Geeknet Inc. (a)	1,082	15,981
Genesco Inc. (a)	6,132	368,472
Gentherm Inc. (a)	7,300	119,574
G-III Apparel Group Ltd. (a)	4,071	163,288
Global Sources Ltd. (a)	4,764	36,016

See accompanying notes to schedules of investments.	15

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Gordmans Stores Inc. (a)	2,200	$25,762
Grand Canyon Education Inc. (a)	10,133	257,277
Group 1 Automotive Inc.	5,749	345,342
Harte-Hanks Inc.	10,900	84,911
Haverty Furniture Companies Inc.	4,635	95,296
Helen of Troy Ltd. (a)	7,979	306,074
hhgregg Inc. (a)	3,714	41,040
Hibbett Sports Inc. (a)	6,612	372,057
Hillenbrand Inc.	13,953	352,732
Hooker Furniture Corp.	2,700	43,038
Hot Topic Inc.	10,192	141,465
Hovnanian Enterprises Inc. Class A (a)	26,424	152,466
HSN Inc.	9,000	493,740
Iconix Brand Group Inc. (a)	16,285	421,293
Ignite Restaurant Group Inc. (a)	1,700	24,956
International Speedway Corp. Class A	6,985	228,270
Interval Leisure Group Inc.	9,700	210,878
iRobot Corp. (a)	6,900	177,054
Isle of Capri Casinos Inc. (a)	5,109	32,136
Jack in the Box Inc. (a)	11,229	388,411
JAKKS Pacific Inc.	5,427	56,929
Jamba Inc. (a)	18,479	52,665
Johnson Outdoors Inc. Class A (a)	1,230	29,323
Jones Group Inc., The	20,857	265,301
Jos. A. Bank Clothiers Inc. (a)	7,055	281,495
Journal Communications Inc. Class A (a)	10,142	68,154
K12 Inc. (a)	6,773	163,297
Kayak Software Corp. (a)	883	35,285
KB Home	20,715	450,966
Kirkland’s Inc. (a)	3,700	42,402
Krispy Kreme Doughnuts Inc. (a)	15,306	221,019
K-Swiss Inc. Class A (a)	6,671	31,621
La-Z-Boy Inc.	13,122	247,612
Leapfrog Enterprises Inc. (a)	12,720	108,883
Libbey Inc. (a)	5,323	102,894
Life Time Fitness Inc. (a)	10,678	456,805
LifeLock Inc. (a)	4,400	42,372
Lifetime Brands Inc.	2,381	27,167
LIN TV Corp. Class A (a)	7,165	78,743
Lincoln Educational Services Corp.	5,600	32,816
Lions Gate Entertainment Corp. (a)	19,933	473,807
Lithia Motors Inc. Class A	5,439	258,244
Live Nation Entertainment Inc. (a)	34,853	431,132
Luby’s Inc. (a)	4,712	35,246
Lumber Liquidators Holdings Inc. (a)	6,974	489,714
M.D.C. Holdings Inc.	9,647	353,563
M/I Homes Inc. (a)	6,065	148,289
Mac-Gray Corp.	2,800	35,840
Maidenform Brands Inc. (a)	5,800	101,674
Marcus Corp.	5,037	62,912
Marine Products Corp.	2,692	19,813
MarineMax Inc. (a)	5,531	75,166
Marriott Vacations Worldwide Corp. (a)	6,700	287,497
Martha Stewart Living Omnimedia Inc. (a)	6,778	17,894
Matthews International Corp.	7,108	247,998

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Mattress Firm Holding Corp. (a)	2,800	$96,712
McClatchy Co. Class A, The (a)	14,927	43,288
MDC Partners Inc. Class A	6,183	99,979
Men’s Wearhouse Inc., The	12,858	429,714
Meredith Corp.	9,188	351,533
Meritage Homes Corp. (a)	7,700	360,822
Modine Manufacturing Co. (a)	11,520	104,832
Monarch Casino & Resort Inc. (a)	2,466	23,994
Monro Muffler Brake Inc.	7,802	309,817
Morgans Hotel Group Co. (a)	4,986	29,517
Movado Group Inc.	4,339	145,443
MTR Gaming Group Inc. (a)	5,700	18,810
Multimedia Games Holding Company Inc. (a)	7,000	146,090
NACCO Industries Inc. Class A	1,348	71,929
Nathan’s Famous Inc. (a)	700	29,575
National American University Holdings Inc.	2,083	8,124
National CineMedia Inc.	14,172	223,634
New York & Co. Inc. (a)	7,819	31,980
New York Times Co. Class A, The (a)	33,952	332,730
Nexstar Broadcasting Group Inc. Class A	2,884	51,912
NutriSystem Inc.	7,407	62,811
Office Depot Inc. (a)	71,939	282,720
OfficeMax Inc.	21,700	251,937
Orbitz Worldwide Inc. (a)	5,115	29,207
Orchard Supply Hardware Stores Corp. Class A (a)	500	1,980
Orient-Express Hotels Ltd. Class A (a)	24,503	241,600
Outdoor Channel Holdings Inc.	3,500	31,220
Overstock.com Inc. (a)	2,899	35,716
Oxford Industries Inc.	3,547	188,346
Papa John’s International Inc. (a)	4,249	262,673
Penske Automotive Group Inc.	10,629	354,583
Pep Boys-Manny, Moe & Jack, The (a)	13,227	155,946
Perfumania Holdings Inc. (a)	1,300	7,488
Perry Ellis International Inc.	3,140	57,117
PetMed Express Inc.	5,300	71,100
Pier 1 Imports Inc.	24,411	561,453
Pinnacle Entertainment Inc. (a)	14,748	215,616
Pool Corp.	11,896	571,008
Premier Exhibitions Inc. (a)	6,500	17,290
Quiksilver Inc. (a)	32,600	197,882
R.G. Barry Corp.	2,081	27,865
RadioShack Corp.	25,300	85,008
ReachLocal Inc. (a)	2,409	36,039
Reading International Inc. Class A (a)	4,300	24,080
Red Lion Hotels Corp. (a)	3,200	22,752
Red Robin Gourmet Burgers Inc. (a)	3,774	172,094
Regis Corp.	14,275	259,662
Rent-A-Center Inc.	14,854	548,707
Rentrak Corp. (a)	2,500	54,950
Restoration Hardware Holdings Inc. (a)	1,300	45,500
Ruby Tuesday Inc. (a)	15,711	115,790
Rue21 Inc. (a)	3,977	116,884
Ruth’s Hospitality Group Inc. (a)	8,385	79,993

16	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Ryland Group Inc., The	11,289	$469,848
Saga Communications Inc. Class A	1,196	55,327
Saks Inc. (a)	26,030	298,564
Salem Communications Corp. Class A	2,600	20,618
Scholastic Corp.	6,491	172,985
Scientific Games Corp. Class A (a)	13,046	114,152
Select Comfort Corp. (a)	14,353	283,759
SHFL entertainment Inc. (a)	13,978	231,615
Shiloh Industries Inc.	1,370	14,755
Shoe Carnival Inc.	3,625	74,095
Shutterfly Inc. (a)	9,043	399,429
Shutterstock Inc. (a)	1,300	58,474
Sinclair Broadcast Group Inc. Class A	12,455	252,089
Six Flags Entertainment Corp.	9,300	674,064
Skechers U.S.A. Inc. (a)	9,549	201,961
Skullcandy Inc. (a)	4,066	21,468
Smith & Wesson Holding Corp. (a)	16,439	147,951
Sonic Automotive Inc.	10,697	237,046
Sonic Corp. (a)	14,246	183,488
Sotheby’s	16,897	632,117
Spartan Motors Inc.	8,300	44,073
Speedway Motorsports Inc.	2,854	51,343
Stage Stores Inc.	7,807	202,045
Standard Motor Products Inc.	5,000	138,600
Standard Pacific Corp. (a)	29,000	250,560
Stein Mart Inc.	6,523	54,663
Steiner Leisure Ltd. (a)	3,852	186,283
Steinway Musical Instruments Inc. (a)	1,799	43,212
Steven Madden Ltd. (a)	9,927	428,251
Stewart Enterprises Inc.	19,154	177,941
Stoneridge Inc. (a)	7,600	57,988
Strayer Education Inc.	3,020	146,108
Sturm, Ruger & Company Inc.	4,700	238,431
Superior Industries International Inc.	5,941	110,978
Systemax Inc.	2,500	24,750
Tenneco Inc. (a)	15,313	601,954
Texas Roadhouse Inc. Class A	15,504	313,026
Tilly’s Inc. Class A (a)	2,300	29,256
Tower International Inc. (a)	1,495	20,930
Town Sports International Holdings Inc.	5,911	55,918
Tri Pointe Homes Inc. (a)	3,954	79,673
True Religion Apparel Inc.	6,500	169,715
Tuesday Morning Corp. (a)	10,689	82,947
Tumi Holdings Inc. (a)	5,438	113,872
Unifi Inc. (a)	3,500	66,850
Universal Electronics Inc. (a)	3,712	86,304
Universal Technical Institute Inc.	5,681	71,751
US Auto Parts Network Inc. (a)	3,600	4,320
Vail Resorts Inc.	9,126	568,732
Valassis Communications Inc.	9,990	298,401
Value Line Inc.	434	4,088
Vera Bradley Inc. (a)	5,147	121,624
Vitacost.com Inc. (a)	5,600	40,488
Vitamin Shoppe Inc. (a)	7,423	362,614
VOXX International Corp. (a)	4,804	51,451

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
West Marine Inc. (a)	4,000	$45,720
Wet Seal Inc. Class A (a)	22,624	68,324
Weyco Group Inc.	1,700	41,667
Winmark Corp.	575	36,219
Winnebago Industries Inc. (a)	7,419	153,128
WMS Industries Inc. (a)	14,000	352,940
Wolverine World Wide Inc.	12,215	541,980
World Wrestling Entertainment Inc.	7,095	62,578
Zagg Inc. (a)	6,416	46,708
Zumiez Inc. (a)	5,566	127,458

		46,598,446

Consumer Staples (3.48%)
Alico Inc.	885	40,931
Alliance One International Inc. (a)	22,744	88,474
Andersons Inc., The	4,740	253,685
Annie’s Inc. (a)	1,300	49,738
Arden Group Inc. Class A	300	30,327
B&G Foods Inc. Class A	13,249	403,962
Boston Beer Co. Inc. (a)	1,980	316,087
Boulder Brands Inc. (a)	14,600	131,108
Calavo Growers Inc.	3,100	89,218
Cal-Maine Foods Inc.	3,700	157,472
Casey’s General Stores Inc.	9,600	559,680
Central European Distribution Corp. (a)	17,941	6,010
Central Garden & Pet Co. (a)	9,473	77,868
Chefs’ Warehouse Inc., The (a)	2,900	53,563
Chiquita Brands International Inc. (a)	11,405	88,503
Coca-Cola Bottling Co. Consolidated	1,155	69,670
Craft Brew Alliance Inc. (a)	2,569	19,113
Darling International Inc. (a)	29,737	534,077
Diamond Foods Inc. (a)	5,800	97,788
Dole Food Company Inc. (a)	8,768	95,571
Elizabeth Arden Inc. (a)	6,203	249,671
Farmer Brothers Co. (a)	1,831	26,916
Female Health Co., The	5,300	38,372
Fresh Del Monte Produce Inc.	9,400	253,612
Griffin Land & Nurseries Inc.	800	24,040
Hain Celestial Group Inc., The (a)	9,323	569,449
Harbinger Group Inc. (a)	10,427	86,127
Harris Teeter Supermarkets Inc.	11,090	473,654
Ingles Markets Inc.	3,305	70,991
Inter Parfums Inc.	4,216	102,997
Inventure Foods Inc. (a)	3,300	25,674
J&J Snack Foods Corp.	3,742	287,722
John B. Sanfilippo & Son Inc.	2,000	39,960
Lancaster Colony Corp.	4,514	347,578
Lifeway Foods Inc.	1,100	15,290
Limoneira Co.	2,067	39,934
Medifast Inc. (a)	3,531	80,931
Nash Finch Co.	3,012	58,975
National Beverage Corp.	3,080	43,274
Natural Grocers by Vitamin Cottage Inc. (a)	1,802	40,635
Nature’s Sunshine Products Inc.	2,767	42,169
Nutraceutical International Corp.	2,000	34,700

See accompanying notes to schedules of investments.	17

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Oil-Dri Corporation of America	1,200	$32,676
Omega Protein Corp. (a)	4,780	51,385
Orchids Paper Products Co.	1,500	34,995
Pantry Inc., The (a)	5,739	71,565
Pilgrim’s Pride Corp. (a)	15,666	143,971
Post Holdings Inc. (a)	6,600	283,338
Prestige Brands Holdings Inc. (a)	12,548	322,358
PriceSmart Inc.	4,600	358,018
Revlon Inc. Class A (a)	2,700	60,372
Rite Aid Corp. (a)	167,043	317,382
Roundy’s Inc.	4,759	31,267
Sanderson Farms Inc.	5,645	308,330
Seaboard Corp.	78	218,399
Seneca Foods Corp. Class A (a)	2,101	69,375
Snyders-Lance Inc.	11,158	281,851
Spartan Stores Inc.	5,652	99,193
Spectrum Brands Holdings Inc.	5,790	327,656
Star Scientific Inc. (a)	36,900	61,254
SUPERVALU Inc.	53,800	271,152
Susser Holdings Corp. (a)	2,800	143,108
Synutra International Inc. (a)	4,500	21,150
Tootsie Roll Industries Inc.	6,178	184,784
TreeHouse Foods Inc. (a)	9,067	590,715
United Natural Foods Inc. (a)	12,246	602,503
Universal Corp.	5,905	330,916
USANA Health Sciences Inc. (a)	1,574	76,071
Vector Group Ltd.	13,977	225,309
Village Super Market Inc. Class A	2,128	71,692
WD-40 Co.	4,062	222,477
Weis Markets Inc.	2,796	113,797

		12,042,575

Energy (5.99%)
Abraxas Petroleum Corp. (a)	20,468	47,281
Adams Resources & Energy Inc.	500	25,500
Alon USA Energy Inc.	2,300	43,815
Amyris Inc. (a)	7,682	23,661
Apco Oil and Gas International Inc.	2,300	28,520
Approach Resources Inc. (a)	8,392	206,527
Arch Coal Inc.	53,800	292,134
Basic Energy Services Inc. (a)	7,800	106,626
Berry Petroleum Co.	13,240	612,880
Bill Barrett Corp. (a)	12,174	246,767
Bolt Technology Corp.	2,200	38,412
Bonanza Creek Energy Inc. (a)	2,500	96,675
BPZ Resources Inc. (a)	26,000	59,020
Bristow Group Inc.	8,823	581,789
C&J Energy Services Inc. (a)	11,329	259,434
Cal Dive International Inc. (a)	23,514	42,325
Callon Petroleum Co. (a)	9,694	35,868
Carrizo Oil & Gas Inc. (a)	10,090	260,019
Ceres Inc. (a)	1,500	5,220
Clayton Williams Energy Inc. (a)	1,449	63,365
Clean Energy Fuels Corp. (a)	16,755	217,815
Cloud Peak Energy Inc. (a)	15,187	285,212
Comstock Resources Inc. (a)	12,272	199,420
Contango Oil & Gas Co.	3,100	124,279

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Crimson Exploration Inc. (a)	5,419	$15,498
Crosstex Energy Inc.	10,319	198,744
CVR Energy Inc.	4,115	212,416
Dawson Geophysical Co. (a)	2,000	60,000
Delek US Holdings Inc.	4,300	169,678
Diamondback Energy Inc. (a)	3,600	96,624
Dril-Quip Inc. (a)	10,149	884,688
Emerald Oil Inc. (a)	3,848	27,090
Endeavour International Corp. (a)	11,431	33,721
Energy XXI (Bermuda) Ltd.	19,693	536,043
EPL Oil & Gas Inc. (a)	6,925	185,659
Evolution Petroleum Corp. (a)	3,936	39,950
Exterran Holdings Inc. (a)	16,406	442,962
Forbes Energy Services Ltd. (a)	3,800	13,984
Forest Oil Corp. (a)	29,900	157,274
Forum Energy Technologies Inc. (a)	5,657	162,695
Frontline Ltd. (a)	12,714	29,751
FX Energy Inc. (a)	12,900	43,344
GasLog Ltd.	6,000	77,160
Gastar Exploration Ltd. (a)	14,162	24,925
Geospace Technologies Corp. (a)	3,200	345,344
Gevo Inc. (a)	10,000	22,400
Global Geophysical Services Inc. (a)	4,454	10,912
Goodrich Petroleum Corp. (a)	6,753	105,684
Green Plains Renewable Energy Inc. (a)	6,400	73,216
Gulf Island Fabrication Inc.	3,482	73,331
GulfMark Offshore Inc. Class A	6,799	264,889
Gulfport Energy Corp. (a)	19,108	875,720
Halcon Resources Corp. (a)	28,309	220,527
Hallador Energy Co.	1,737	11,985
Harvest Natural Resources Inc. (a)	9,732	34,159
Heckmann Corp. (a)	35,800	153,582
Helix Energy Solutions Group Inc. (a)	26,294	601,607
Hercules Offshore Inc. (a)	40,157	297,965
Hornbeck Offshore Services Inc. (a)	8,934	415,074
ION Geophysical Corp. (a)	32,713	222,776
Isramco Inc. (a)	272	26,966
Key Energy Services Inc. (a)	38,305	309,504
KiOR Inc. Class A (a)	6,654	30,941
Knightsbridge Tankers Ltd.	6,286	51,545
Kodiak Oil & Gas Corp. (a)	65,809	598,204
Lufkin Industries Inc.	8,464	561,925
Magnum Hunter Resources Corp. (a)	36,279	145,479
Matador Resources Co. (a)	3,600	31,896
Matrix Service Co. (a)	6,700	99,830
McMoRan Exploration Co. (a)	25,748	420,980
Midstates Petroleum Company Inc. (a)	6,076	51,950
Miller Energy Resources Inc. (a)	7,630	28,307
Mitcham Industries Inc. (a)	3,269	55,311
Natural Gas Services Group (a)	3,100	59,706
Newpark Resources Inc. (a)	22,457	208,401
Nordic American Tankers Ltd.	13,202	152,483
Northern Oil and Gas Inc. (a)	16,095	231,446
Oasis Petroleum Inc. (a)	19,911	758,012
Panhandle Oil & Gas Inc.	1,763	50,510
Parker Drilling Co. (a)	29,921	128,062

18	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
PDC Energy Inc. (a)	7,496	$371,577
Penn Virginia Corp.	13,634	55,081
Petroquest Energy Inc. (a)	14,265	63,337
PHI Inc. (a)	3,200	109,472
Pioneer Energy Services Corp. (a)	16,064	132,528
Quicksilver Resources Inc. (a)	29,800	67,050
Renewable Energy Group Inc. (a)	1,900	14,611
Rentech Inc.	56,994	133,936
Resolute Energy Corp. (a)	12,343	142,068
REX American Resources Corp. (a)	1,500	33,180
Rex Energy Corp. (a)	11,100	182,928
RigNet Inc. (a)	3,100	77,314
Rosetta Resources Inc. (a)	13,217	628,865
Sanchez Energy Corp. (a)	2,930	58,366
Saratoga Resources Inc. (a)	4,600	12,236
Scorpio Tankers Inc. (a)	27,393	244,346
SemGroup Corp. Class A (a)	10,564	546,370
Ship Finance International Ltd.	12,200	215,208
Solazyme Inc. (a)	8,346	65,182
Stone Energy Corp. (a)	12,574	273,485
Swift Energy Co. (a)	10,920	161,725
Synergy Resources Corp. (a)	10,100	69,286
Targa Resources Corp.	7,364	500,457
Teekay Tankers Ltd. Class A	15,994	45,583
Tesco Corp. (a)	7,523	100,733
TETRA Technologies Inc. (a)	20,000	205,200
TGC Industries Inc.	3,700	36,630
Triangle Petroleum Corp. (a)	10,639	70,217
Uranerz Energy Corp. (a)	15,943	20,248
Uranium Energy Corp. (a)	21,500	47,300
VAALCO Energy Inc. (a)	14,700	111,573
Vantage Drilling Co. (a)	48,636	85,113
W&T Offshore Inc.	8,600	122,120
Warren Resources Inc. (a)	18,346	58,891
Western Refining Inc.	14,481	512,772
Westmoreland Coal Co. (a)	2,467	28,025
Willbros Group Inc. (a)	9,700	95,254
ZaZa Energy Corp. (a)	6,300	11,404

		20,755,070

Financials (22.00%)
1st Source Corp.	3,827	90,700
1st United Bancorp Inc.	8,100	52,326
Acadia Realty Trust	13,430	372,951
Access National Corp.	1,900	31,160
AG Mortgage Investment Trust Inc.	6,760	172,177
Agree Realty Corp.	2,820	84,882
Alexander’s Inc.	519	171,109
Alterra Capital Holdings Ltd.	21,485	676,778
American Assets Trust Inc.	8,347	267,187
American Capital Mortgage Investment Corp.	14,795	382,451
American Equity Investment Life Holding Co.	15,342	228,442
American National Bankshares Inc.	2,000	43,120
American Safety Insurance Holdings Ltd. (a)	2,176	54,313

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Ameris Bancorp (a)	6,127	$87,922
Amerisafe Inc.	4,500	159,930
Ames National Corp.	2,200	45,892
Amreit Inc. Class B	500	9,730
AmTrust Financial Services Inc.	6,710	232,502
Anworth Mortgage Asset Corp.	34,743	219,923
Apollo Commercial Real Estate Finance Inc.	7,862	138,293
Apollo Residential Mortgage Inc.	7,788	173,595
Ares Commercial Real Estate Corp.	1,900	32,148
Argo Group International Holdings Ltd.	6,486	268,391
Arlington Asset Investment Corp. Class A	3,603	92,993
Armour Residential REIT Inc.	93,839	612,769
Arrow Financial Corp.	2,563	63,152
Artio Global Investors Inc.	7,755	21,094
Ashford Hospitality Trust Inc.	13,119	162,151
Asset Acceptance Capital Corp. (a)	4,000	26,960
Associated Estates Realty Corp.	12,300	229,272
ASTA Funding Inc.	2,800	26,880
Astoria Financial Corp.	21,600	212,976
AV Homes Inc. (a)	2,348	31,299
Baldwin & Lyons Inc.	2,311	54,979
BancFirst Corp.	1,648	68,722
Banco Latinoamericano de Comercio Exterior SA	7,000	173,180
Bancorp Inc., The (a)	7,272	100,717
BancorpSouth Inc.	23,461	382,414
Bank Mutual Corp.	11,919	65,912
Bank of Kentucky Financial Corp., The	1,425	39,088
Bank of Marin Bancorp	1,400	56,126
Bank of the Ozarks Inc.	7,336	325,352
BankFinancial Corp.	5,403	43,710
Banner Corp.	4,765	151,670
Bar Harbor Bankshares	1,000	36,550
BBCN Bancorp Inc.	19,732	257,700
Beneficial Mutual Bancorp Inc. (a)	8,145	83,894
Berkshire Bancorp Inc.	1,100	9,185
Berkshire Hills Bancorp Inc.	6,236	159,267
BGC Partners Inc. Class A	24,901	103,588
BofI Holding Inc. (a)	2,834	101,684
Boston Private Financial Holdings Inc.	19,351	191,188
Bridge Bancorp Inc.	2,185	46,999
Bridge Capital Holdings (a)	2,253	34,336
Brookline Bancorp Inc.	17,892	163,533
Bryn Mawr Bank Corp.	2,800	65,184
BSB Bancorp Inc. (a)	2,100	29,001
C&F Financial Corp.	800	32,760
Calamos Asset Management Inc. Class A	4,651	54,742
California First National Bancorp	800	13,832
Camden National Corp.	2,000	66,160
Campus Crest Communities Inc.	16,178	224,874
Cape Bancorp Inc.	2,855	26,152
Capital Bank Financial Corp. Class A (a)	2,400	41,184

See accompanying notes to schedules of investments.	19

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Capital City Bank Group Inc. (a)	2,998	$37,025
CapLease Inc.	16,756	106,736
Capstead Mortgage Corp.	24,594	315,295
Cardinal Financial Corp.	7,567	137,568
Cascade Bancorp (a)	1,473	9,957
Cash America International Inc.	7,280	381,982
Cathay General Bancorp	19,946	401,314
Cedar Realty Trust Inc.	14,375	87,831
Center Bancorp Inc.	2,986	37,116
Centerstate Banks Inc.	7,324	62,840
Central Pacific Financial Corp. (a)	5,494	86,256
Century Bancorp Inc. Class A	1,009	34,215
Charter Financial Corp.	1,655	21,167
Chatham Lodging Trust	3,387	59,645
Chemical Financial Corp.	7,056	186,137
Chesapeake Lodging Trust	12,183	279,478
CIFC Corp. (a)	1,677	13,802
Citizens & Northern Corp.	3,100	60,450
Citizens Inc. (a)	9,500	79,705
Citizens Republic Bancorp Inc. (a)	10,120	228,206
City Holding Co.	3,768	149,929
Clifton Savings Bancorp Inc.	2,225	27,724
CNB Financial Corp.	3,000	51,150
CNO Financial Group Inc.	50,407	577,160
CoBiz Financial Inc.	8,474	68,470
Cohen & Steers Inc.	4,634	167,148
Colonial Properties Trust	22,261	503,321
Colony Financial Inc.	16,204	359,729
Columbia Banking System Inc.	9,897	217,536
Community Bank System Inc.	10,036	297,367
Community Trust Bancorp Inc.	3,487	118,663
ConnectOne Bancorp Inc. (a)	437	13,656
Consolidated-Tomoka Land Co.	1,042	40,898
Coresite Realty Corp.	5,054	176,789
Cousins Properties Inc.	22,640	242,022
Cowen Group Inc. Class A (a)	22,379	63,109
Crawford & Co. Class B	6,776	51,430
Credit Acceptance Corp. (a)	1,924	234,997
Crescent Financial Bancshares Inc. (a)	1,200	4,728
CreXus Investment Corp.	17,011	221,483
CubeSmart	33,555	530,169
CVB Financial Corp.	22,363	252,031
CyrusOne Inc.	4,766	108,855
CYS Investments Inc.	44,101	517,746
DCT Industrial Trust Inc.	68,424	506,338
DFC Global Corp. (a)	11,178	186,002
Diamond Hill Investment Group	700	54,467
DiamondRock Hospitality Co.	47,451	441,769
Dime Community Bancshares	7,669	110,127
Donegal Group Inc.	1,869	28,540
Doral Financial Corp. (a)	31,175	21,969
Duff & Phelps Corp. Class A	8,000	124,080
DuPont Fabros Technology Inc.	15,540	377,156
Dynex Capital Inc.	13,301	142,055
Eagle Bancorp Inc. (a)	4,746	103,890
Eastern Insurance Holdings Inc.	1,700	31,892
EastGroup Properties Inc.	7,167	417,119

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Education Realty Trust Inc.	28,564	$300,779
eHealth Inc. (a)	4,800	85,824
EMC Insurance Group Inc.	981	25,830
Employers Holdings Inc.	8,100	189,945
Encore Capital Group Inc. (a)	5,500	165,550
Enstar Group Ltd. (a)	2,100	261,009
Enterprise Bancorp Inc.	1,437	24,357
Enterprise Financial Services Corp.	4,176	59,884
EPR Properties	11,821	615,283
Equity One Inc.	13,795	330,666
ESB Financial Corp.	2,540	34,773
ESSA Bancorp Inc.	2,800	30,352
EverBank Financial Corp.	5,700	87,780
Evercore Partners Inc. Class A	7,300	303,680
Excel Trust Inc.	11,121	151,802
EZCORP Inc. Class A (a)	12,100	257,730
F.N.B. Corp.	35,361	427,868
Farmers National Banc Corp.	4,800	30,288
FBL Financial Group Inc.	2,398	93,186
FBR & Co. (a)	2,500	47,325
Federal Agricultural Mortgage Corp. Class C	2,404	74,019
FelCor Lodging Trust Inc. (a)	30,418	180,987
Fidelity Southern Corp. (a)	2,488	28,612
Financial Engines Inc.	11,712	424,209
Financial Institutions Inc.	3,400	67,864
First American Financial Corp.	26,567	679,318
First Bancorp (North Carolina)	3,703	49,953
First BanCorp (Puerto Rico) (a)	17,800	110,894
First Bancorp Inc.	2,362	42,540
First Busey Corp.	18,979	86,734
First California Financial Group Inc. (a)	5,700	48,564
First Cash Financial Services Inc. (a)	7,114	415,031
First Commonwealth Financial Corp.	26,134	194,960
First Community Bancshares Inc.	4,523	71,690
First Connecticut Bancorp Inc.	4,394	64,724
First Defiance Financial Corp.	2,394	55,828
First Federal Bancshares of Arkansas Inc. (a)	900	9,000
First Financial Bancorp	14,341	230,173
First Financial Bankshares Inc.	7,952	386,467
First Financial Corp. Indiana	2,799	88,141
First Financial Holdings Inc.	4,008	84,008
First Financial Northwest Inc. (a)	4,100	32,021
First Industrial Realty Trust Inc.	26,998	462,476
First Interstate BancSystem Inc.	3,857	72,550
First Marblehead Corp., The (a)	15,400	15,554
First Merchants Corp.	7,206	111,477
First Midwest Bancorp Inc.	18,651	247,685
First of Long Island Corp., The	1,800	53,370
First PacTrust Bancorp Inc.	2,696	30,734
First Potomac Realty Trust	12,989	192,627
FirstMerit Corp.	27,733	458,426
Flushing Financial Corp.	7,597	128,693
FNB United Corp. (a)	2,500	24,400
Forestar Group Inc. (a)	8,700	190,182
Fortegra Financial Corp. (a)	1,400	12,264

20	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Fox Chase Bancorp	2,983	$50,383
Franklin Financial Corp.	3,432	62,634
Franklin Street Properties Corp.	18,445	269,666
FXCM Inc. Class A	6,062	82,928
Gain Capital Holdings Inc.	3,800	16,948
GAMCO Investors Inc.	1,600	84,976
Geo Group Inc., The	18,452	694,164
German American Bancorp Inc.	3,100	71,331
Getty Realty Corp.	6,394	129,223
GFI Group Inc.	18,256	60,975
Glacier Bancorp Inc.	17,844	338,679
Gladstone Commercial Corp.	2,900	56,463
Glimcher Realty Trust	35,386	410,478
Global Indemnity PLC (a)	2,718	63,058
Government Properties Income Trust	10,840	278,913
Gramercy Capital Corp. (a)	11,600	60,436
Great Southern Bancorp Inc.	2,467	60,170
Green Dot Corp. Class A (a)	6,100	101,931
Greenhill & Co. Inc.	7,300	389,674
Greenlight Capital Re Ltd. Class A (a)	7,103	173,668
Guaranty Bancorp (a)	19,300	40,530
Gyrodyne Company of America Inc.	300	22,053
Hallmark Financial Services Inc. (a)	3,700	33,300
Hancock Holding Co.	19,030	588,408
Hanmi Financial Corp. (a)	7,852	125,632
Health Insurance Innovations Inc. Class A (a)	1,113	16,795
Healthcare Realty Trust Inc.	21,985	624,154
Heartland Financial USA Inc.	3,643	92,059
Heritage Commerce Corp. (a)	5,133	34,545
Heritage Financial Corp.	3,900	56,550
Heritage Financial Group Inc.	2,200	31,856
Heritage Oaks Bancorp (a)	5,100	29,070
Hersha Hospitality Trust	43,539	254,268
HFF Inc. Class A	8,237	164,163
Highwoods Properties Inc.	19,688	779,054
Hilltop Holdings Inc. (a)	10,188	137,436
Hingham Institution for Savings	300	20,910
Home Bancorp Inc. (a)	1,800	33,498
Home Bancshares Inc.	5,458	205,603
Home Federal Bancorp Inc.	3,500	44,800
Home Loan Servicing Solutions Ltd.	13,293	310,126
Homeowners Choice Inc.	2,100	57,225
HomeStreet Inc. (a)	2,200	49,148
HomeTrust Bancshares Inc. (a)	5,339	84,356
Horace Mann Educators Corp.	10,002	208,542
Horizon Bancorp	1,500	30,315
Horizon Technology Finance Corp.	2,100	30,681
Hudson Pacific Properties Inc.	10,793	234,748
Hudson Valley Holding Corp.	3,852	57,433
IBERIABANK Corp.	7,477	374,000
ICG Group Inc. (a)	9,421	117,574
Independence Holding Co.	1,974	20,095
Independent Bank Corp.	5,610	182,830
Infinity Property & Casualty Corp.	2,986	167,813
Inland Real Estate Corp.	19,017	191,882

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
International Bancshares Corp.	13,450	$279,760
INTL FCStone Inc. (a)	3,527	61,405
Invesco Mortgage Capital	33,482	716,180
Investment Technology Group Inc. (a)	9,612	106,116
Investors Bancorp Inc.	11,029	207,125
Investors Real Estate Trust	23,034	227,346
Investors Title Co.	300	20,721
iStar Financial Inc. (a)	21,600	235,224
JAVELIN Mortgage Investment Corp.	1,800	35,370
JMP Group Inc.	3,514	24,282
Kansas City Life Insurance Co.	1,057	41,360
Kearny Financial Corp.	4,106	41,881
Kennedy-Wilson Holdings Inc.	12,375	191,936
Kite Realty Group Trust	16,494	111,170
Knight Capital Group Inc. Class A (a)	45,848	170,555
Ladenburg Thalmann Financial Services Inc. (a)	26,630	44,206
Lakeland Bancorp Inc.	7,540	74,269
Lakeland Financial Corp.	4,232	112,952
LaSalle Hotel Properties	23,948	607,800
Lexington Realty Trust	38,369	452,754
LTC Properties Inc.	7,701	313,662
Maiden Holdings Ltd.	12,700	134,493
MainSource Financial Group Inc.	5,161	72,460
Manning & Napier Inc.	3,577	59,164
MarketAxess Holdings Inc.	9,251	345,062
Marlin Business Services Corp.	2,159	50,067
MB Financial Inc.	13,867	335,165
Meadowbrook Insurance Group Inc.	12,962	91,382
Medical Properties Trust Inc.	37,607	603,216
Mercantile Bank Corp.	2,200	36,762
Merchants Bancshares Inc.	1,308	39,417
Meridian Interstate Bancorp Inc. (a)	2,126	39,862
Metro Bancorp Inc. (a)	3,600	59,544
MetroCorp Bancshares Inc. (a)	4,000	40,360
MGIC Investment Corp. (a)	79,151	391,797
MicroFinancial Inc.	2,200	18,546
Middleburg Financial Corp.	1,400	27,174
MidSouth Bancorp Inc.	1,900	30,894
MidWestOne Financial Group Inc.	1,700	40,477
Monmouth Real Estate Investment Corp. Class A	10,200	113,730
Montpelier Re Holdings Ltd.	11,906	310,151
NASB Financial Inc. (a)	1,100	23,155
National Bank Holdings Corp. Class A	1,800	32,940
National Bankshares Inc.	1,700	59,381
National Financial Partners Corp. (a)	10,263	230,199
National Health Investors Inc.	6,201	405,855
National Interstate Corp.	1,513	45,360
National Penn Bancshares Inc.	31,286	334,447
National Western Life Insurance Co.	575	101,200
Nationstar Mortgage Holdings Inc. (a)	4,900	180,810
Navigators Group Inc., The (a)	2,572	151,105
NBT Bancorp Inc.	11,297	250,229
Nelnet Inc. Class A	6,000	202,800
Netspend Holdings Inc. (a)	7,049	112,009
New York Mortgage Trust Inc.	12,496	94,220

See accompanying notes to schedules of investments.	21

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
NewStar Financial Inc. (a)	6,732	$89,064
Nicholas Financial Inc.	2,406	35,368
Northfield Bancorp Inc.	5,235	59,470
Northrim BanCorp Inc.	1,700	38,199
NorthStar Realty Finance Corp.	48,562	460,368
Northwest Bancshares Inc.	24,258	307,834
OceanFirst Financial Corp.	3,300	47,586
Ocwen Financial Corp. (a)	26,994	1,023,612
Old National Bancorp	25,642	352,578
Omega Healthcare Investors Inc.	28,109	853,389
OmniAmerican Bancorp Inc. (a)	2,705	68,382
One Liberty Properties Inc.	2,747	59,665
OneBeacon Insurance Group Ltd. Class A	5,448	73,657
Oppenheimer Holdings Inc. Class A	2,680	52,180
Oriental Financial Group Inc.	11,396	176,752
Oritani Financial Corp.	11,505	178,212
Pacific Continental Corp.	4,600	51,382
Pacific Mercantile Bancorp (a)	2,700	15,795
PacWest Bancorp	7,691	223,885
Park National Corp.	2,870	200,297
Park Sterling Corp. (a)	11,254	63,473
Parkway Properties Inc.	6,642	123,209
Peapack-Gladstone Financial Corp.	2,300	34,293
Pebblebrook Hotel Trust	15,190	391,750
Penns Woods Bancorp Inc.	1,057	43,305
Pennsylvania Real Estate Investment Trust	14,250	276,308
PennyMac Mortgage Investment Trust	14,889	385,476
Peoples Bancorp Inc.	2,610	58,438
Peoples Federal Bancshares Inc.	1,600	30,560
PHH Corp. (a)	14,369	315,543
Phoenix Companies Inc., The (a)	1,430	44,001
PICO Holdings Inc. (a)	5,707	126,695
Pinnacle Financial Partners Inc. (a)	8,814	205,895
Piper Jaffray Companies Inc. (a)	3,833	131,472
Platinum Underwriters Holdings Ltd.	8,263	461,158
Portfolio Recovery Associates Inc. (a)	4,266	541,441
Potlatch Corp.	10,065	461,581
Preferred Bank (a)	3,000	47,340
Primerica Inc.	11,082	363,268
PrivateBancorp Inc.	15,304	289,399
Prosperity Bancshares Inc.	11,852	561,666
Provident Financial Holdings Inc.	2,500	42,525
Provident Financial Services Inc.	15,018	229,325
Provident New York Bancorp	10,070	91,335
PS Business Parks Inc.	4,682	369,503
Pzena Investment Management Inc. Class A	2,000	13,000
Radian Group Inc.	43,412	464,943
RAIT Financial Trust	12,721	101,386
Ramco-Gershenson Properties Trust	14,971	251,513
Redwood Trust Inc.	19,754	457,898
Regional Management Corp. (a)	1,200	24,240
Renasant Corp.	6,216	139,114
Republic Bancorp Inc. Class A	2,619	59,294
Resource America Inc. Class A	3,100	30,876

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Resource Capital Corp.	25,104	$165,937
Retail Opportunity Investments Corp.	13,658	191,349
RLI Corp.	5,338	383,535
RLJ Lodging Trust	30,827	701,623
Rockville Financial Inc.	7,268	94,193
Roma Financial Corp.	2,006	32,216
Rouse Properties Inc.	5,600	101,360
Ryman Hospitality Properties Inc.	8,256	377,712
S&T Bancorp Inc.	7,362	136,491
Sabra Health Care REIT Inc.	9,184	266,428
Safeguard Scientifics Inc. (a)	5,216	82,413
Safety Insurance Group Inc.	3,164	155,511
Sandy Spring Bancorp Inc.	5,994	120,479
Saul Centers Inc.	1,848	80,832
SCBT Financial Corp.	4,213	212,335
Seacoast Banking Corporation of Florida (a)	17,806	37,215
Select Income REIT	2,800	74,060
Selective Insurance Group Inc.	13,911	334,003
SI Financial Group Inc.	2,700	32,643
Sierra Bancorp	2,800	36,820
Silver Bay Realty Trust Corp.	7,531	155,892
Simmons First National Corp.	4,216	106,749
Simplicity Bancorp Inc.	2,300	34,569
Southside Bancshares Inc.	4,261	89,524
Southwest Bancorp Inc. (a)	5,055	63,491
Sovran Self Storage Inc.	7,662	494,122
Spirit Realty Capital Inc.	8,400	159,600
STAG Industrial Inc.	9,125	194,089
Starwood Property Trust Inc.	34,115	947,032
State Auto Financial Corp.	3,558	61,980
State Bank Financial Corp.	7,798	127,653
StellarOne Corp.	5,700	92,055
Sterling Bancorp NY	8,008	81,361
Sterling Financial Corp.	6,595	143,046
Stewart Information Services Corp.	4,491	114,386
Stifel Financial Corp. (a)	15,248	528,648
Strategic Hotels & Resorts Inc. (a)	45,889	383,173
Suffolk Bancorp (a)	2,423	34,504
Summit Hotel Properties Inc.	14,066	147,271
Sun Bancorp Inc. (a)	9,204	31,386
Sun Communities Inc.	9,008	444,365
Sunstone Hotel Investors Inc. (a)	40,654	500,451
Susquehanna Bancshares Inc.	47,571	591,308
SWS Group Inc. (a)	6,997	42,332
SY Bancorp Inc.	3,167	71,258
Symetra Financial Corp.	19,697	264,137
Taylor Capital Group Inc. (a)	3,933	62,889
Tejon Ranch Co. (a)	3,236	96,368
Terreno Realty Corp.	4,809	86,466
Territorial Bancorp Inc.	2,685	63,849
Texas Capital Bancshares Inc. (a)	10,137	410,042
Thomas Properties Group Inc.	8,200	42,066
Tompkins Financial Corp.	2,746	116,101
Tower Group International Ltd.	10,008	184,648
TowneBank	6,680	100,000

22	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Tree.com Inc.	1,500	$27,735
Trico Bancshares	4,092	69,973
Trustco Bank Corp. NY	23,277	129,886
Trustmark Corp.	16,401	410,189
Two Harbors Investment Corp.	89,975	1,134,585
UMB Financial Corp.	8,135	399,184
UMH Properties Inc.	3,500	35,945
Umpqua Holdings Corp.	27,809	368,747
Union First Market Bankshares Corp.	5,263	102,944
United Bankshares Inc.	12,668	337,095
United Community Banks Inc. (a)	10,243	116,156
United Financial Bancorp Inc.	5,340	81,168
United Fire Group Inc.	4,992	127,146
Universal Health Realty Income Trust	3,005	173,419
Universal Insurance Holdings Inc.	5,400	26,190
Univest Corp. of Pennsylvania	4,199	73,147
Urstadt Biddle Properties Inc.	6,304	137,175
ViewPoint Financial Group Inc.	8,580	172,544
Virginia Commerce Bancorp (a)	7,086	99,558
Virtus Investment Partners Inc. (a)	1,530	285,008
Walker & Dunlop Inc. (a)	2,629	47,243
Walter Investment Management Corp. (a)	9,008	335,548
Washington Banking Co.	4,110	57,293
Washington Real Estate Investment Trust	16,790	467,434
Washington Trust Bancorp Inc.	3,556	97,363
Waterstone Financial Inc. (a)	1,900	15,713
Webster Financial Corp.	18,304	444,055
WesBanco Inc.	6,387	152,969
West Bancorporation	3,700	41,070
West Coast Bancorp	4,742	115,136
Westamerica Bancorporation	7,092	321,480
Western Alliance Bancorp (a)	18,400	254,656
Western Asset Mortgage Capital Corp.	4,711	109,484
Westfield Financial Inc.	5,860	45,591
Westwood Holdings Group Inc.	1,571	69,800
WhiteHorse Finance Inc.	1,674	26,499
Whitestone REIT Class B	3,329	50,401
Wilshire Bancorp Inc. (a)	15,870	107,599
Winthrop Realty Trust	7,105	89,381
Wintrust Financial Corp.	9,208	341,064
WisdomTree Investments Inc. (a)	14,856	154,502
World Acceptance Corp. (a)	2,581	221,630
WSFS Financial Corp.	1,935	94,118
ZAIS Financial Corp. (a)	1,419	29,274
Zillow Inc. (a)	809	44,223

		76,169,317

Health Care (11.89%)
Abaxis Inc.	5,421	256,522
Abiomed Inc. (a)	8,501	158,714
Acadia Healthcare Company Inc. (a)	6,800	199,852
Accretive Health Inc. (a)	14,225	144,526
Accuray Inc. (a)	18,144	84,188
Achillion Pharmaceuticals Inc. (a)	18,260	159,592

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Acorda Therapeutics Inc. (a)	10,144	$324,912
Acura Pharmaceuticals Inc. (a)	4,200	8,946
Aegerion Pharmaceuticals Inc. (a)	7,067	285,083
Affymax Inc. (a)	9,127	12,687
Affymetrix Inc. (a)	18,600	87,792
Agenus Inc. (a)	5,800	22,562
Air Methods Corp.	9,600	463,104
Akorn Inc. (a)	14,376	198,820
Align Technology Inc. (a)	17,939	601,136
Alkermes PLC (a)	30,617	725,929
Allos Therapeutics Inc. Contingent Value Rights (a) (b)	20,300	0
Almost Family Inc.	2,200	44,946
Alnylam Pharmaceuticals Inc. (a)	13,804	336,403
Alphatec Holdings Inc. (a)	12,600	26,586
AMAG Pharmaceuticals Inc. (a)	5,282	125,976
Amedisys Inc. (a)	7,288	81,043
Amicus Therapeutics Inc. (a)	7,678	24,339
AMN Healthcare Services Inc. (a)	11,188	177,106
Ampio Pharmaceuticals Inc. (a)	7,014	32,054
Amsurg Corp. (a)	8,004	269,255
Anacor Pharmaceuticals Inc. (a)	4,317	27,888
Analogic Corp.	3,106	245,436
Angiodynamics Inc. (a)	6,300	72,009
Anika Therapeutics Inc. (a)	3,000	43,560
Antares Pharma Inc. (a)	26,877	96,220
Arena Pharmaceuticals Inc. (a)	54,797	449,883
ArQule Inc. (a)	15,335	39,718
Array Biopharma Inc. (a)	29,078	143,064
ArthroCare Corp. (a)	7,015	243,841
Assisted Living Concepts Inc. Class A	4,680	55,645
Astex Pharmaceuticals Inc. (a)	23,600	105,256
athenahealth Inc. (a)	9,031	876,368
AtriCure Inc. (a)	3,468	27,467
Atrion Corp.	400	76,796
Auxilium Pharmaceuticals Inc. (a)	12,281	212,216
AVANIR Pharmaceuticals Inc.
Class A (a)	35,100	96,174
Aveo Pharmaceuticals Inc. (a)	9,810	72,104
BG Medicine Inc. (a)	2,900	5,394
BioCryst Pharmaceuticals Inc. (a)	12,480	14,851
BioDelivery Sciences International Inc. (a)	7,200	30,312
Bio-Reference Laboratories Inc. (a)	6,286	163,310
BioScrip Inc. (a)	11,154	141,767
BioSpecifics Technologies Corp. (a)	1,393	23,751
BioTime Inc. (a)	8,436	32,226
Cadence Pharmaceuticals Inc. (a)	15,320	102,491
Cambrex Corp. (a)	7,481	95,682
Cantel Medical Corp.	5,400	162,324
Capital Senior Living Corp. (a)	7,200	190,296
Cardiovascular Systems Inc. (a)	4,270	87,450
Celldex Therapeutics Inc. (a)	20,214	234,078
Cempra Inc. (a)	1,000	6,750
Centene Corp. (a)	13,009	572,916
Cepheid Inc. (a)	16,584	636,328

See accompanying notes to schedules of investments.	23

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Cerus Corp. (a)	14,340	$63,383
Chemed Corp.	4,824	385,824
ChemoCentryx Inc. (a)	1,200	16,584
Chindex International Inc. (a)	2,800	38,472
Clovis Oncology Inc. (a)	3,434	98,453
Codexis Inc. (a)	5,958	14,240
Computer Programs & Systems Inc.	2,784	150,642
Conceptus Inc. (a)	7,800	188,370
Conmed Corp.	7,029	239,408
Corcept Therapeutics Inc. (a)	11,830	23,660
Cornerstone Therapeutics Inc. (a)	1,800	12,726
Coronado Biosciences Inc. (a)	3,400	33,048
Corvel Corp. (a)	1,539	76,165
Cross Country Healthcare Inc. (a)	6,689	35,519
CryoLife Inc.	6,832	41,060
Cubist Pharmaceuticals Inc. (a)	15,805	739,990
Cumberland Pharmaceuticals Inc. (a)	3,000	14,940
Curis Inc. (a)	19,387	63,589
Cyberonics Inc. (a)	6,976	326,547
Cynosure Inc. Class A (a)	3,100	81,127
Cytori Therapeutics Inc. (a)	14,800	37,148
Dendreon Corp. (a)	39,000	184,470
DepoMed Inc. (a)	14,200	83,354
Derma Sciences Inc. (a)	3,100	37,448
Dexcom Inc. (a)	17,401	290,945
Discovery Laboratories Inc. (a)	11,000	25,190
Durata Therapeutics Inc. (a)	2,178	19,602
Dyax Corp. (a)	25,477	111,080
Dynavax Technologies Corp. (a)	44,747	99,338
Emergent Biosolutions Inc. (a)	6,600	92,268
Emeritus Corp. (a)	7,600	211,204
Endocyte Inc. (a)	7,478	93,101
Endologix Inc. (a)	14,029	226,568
Ensign Group Inc., The	4,400	146,960
EnteroMedics Inc. (a)	9,066	9,066
Enzon Pharmaceuticals Inc.	9,015	34,257
Exact Sciences Corp. (a)	15,894	155,761
Exactech Inc. (a)	2,200	45,518
ExamWorks Group Inc. (a)	7,392	128,029
Exelixis Inc. (a)	46,323	214,012
Five Star Quality Care Inc. (a)	10,281	68,780
Fluidigm Corp. (a)	5,994	110,949
Furiex Pharmaceuticals Inc. (a)	1,878	70,387
Genomic Health Inc. (a)	4,000	113,120
Gentiva Health Services Inc. (a)	7,626	82,513
Geron Corp. (a)	32,073	34,318
Globus Medical Inc. Class A (a)	2,417	35,482
Greatbatch Inc. (a)	5,856	174,919
Greenway Medical Technologies Inc. (a)	1,900	30,210
GTx Inc. (a)	6,425	26,664
Haemonetics Corp. (a)	12,804	533,415
Halozyme Therapeutics Inc. (a)	22,740	131,210
Hanger Inc. (a)	8,600	271,158
Hansen Medical Inc. (a)	14,015	28,170
Harvard Bioscience Inc. (a)	5,592	31,595
Healthsouth Corp. (a)	24,176	637,521

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
HealthStream Inc. (a)	4,982	$114,287
Healthways Inc. (a)	8,570	104,982
HeartWare International Inc. (a)	4,102	362,740
Hi-Tech Pharmacal Co. Inc.	2,600	86,086
HMS Holdings Corp. (a)	21,500	583,725
Horizon Pharma Inc. (a)	9,400	25,474
Hyperion Therapeutics Inc. (a)	800	20,656
ICU Medical Inc. (a)	3,132	184,631
Idenix Pharmaceuticals Inc. (a)	22,451	79,926
ImmunoCellular Therapeutics Ltd. (a)	13,900	38,086
ImmunoGen Inc. (a)	20,893	335,542
Immunomedics Inc. (a)	16,385	39,488
Impax Laboratories Inc. (a)	17,000	262,480
Infinity Pharmaceuticals Inc. (a)	7,491	363,089
Insulet Corp. (a)	13,097	338,688
Integra LifeSciences Holdings Corp. (a)	4,827	188,301
Intercept Pharmaceuticals Inc. (a)	1,200	44,880
InterMune Inc. (a)	20,418	184,783
Invacare Corp.	8,104	105,757
IPC The Hospitalist Co. (a)	4,100	182,368
Ironwood Pharmaceuticals Inc. (a)	19,078	348,937
Isis Pharmaceuticals Inc. (a)	25,392	430,140
Jazz Pharmaceuticals PLC (a)	10,494	586,720
KaloBios Pharmaceuticals Inc. (a)	2,198	13,188
Keryx Biopharmaceuticals Inc. (a)	16,978	119,525
Kindred Healthcare Inc. (a)	12,937	136,227
KYTHERA Biopharmaceuticals Inc. (a)	1,300	31,668
Landauer Inc.	2,380	134,184
Lannett Company Inc. (a)	4,000	40,440
Lexicon Pharmaceuticals Inc. (a)	54,200	118,156
LHC Group Inc. (a)	3,900	83,811
Ligand Pharmaceuticals Inc. Class B (a)	4,216	112,356
LipoScience Inc. (a)	1,526	16,038
Luminex Corp. (a)	10,514	173,691
Magellan Health Services Inc. (a)	6,891	327,805
MAKO Surgical Corp. (a)	9,847	109,794
MannKind Corp. (a)	28,513	96,659
Masimo Corp.	12,625	247,702
Maxygen Inc.	7,579	18,265
MedAssets Inc. (a)	14,808	285,054
Medicines Co., The (a)	13,910	464,872
Medidata Solutions Inc. (a)	5,628	326,311
Merge Healthcare Inc. (a)	16,100	46,529
Meridian Bioscience Inc.	10,200	232,764
Merit Medical Systems Inc. (a)	10,396	127,455
Merrimack Pharmaceuticals Inc. (a)	3,900	23,790
Molina Healthcare Inc. (a)	7,543	232,852
Momenta Pharmaceuticals Inc. (a)	11,911	158,893
MWI Veterinary Supply Inc. (a)	3,200	423,232
National Healthcare Corp.	2,573	117,638
National Research Corp.	600	34,824
Natus Medical Inc. (a)	7,200	96,768
Navidea Biopharmaceuticals Inc. (a)	24,500	66,395
Nektar Therapeutics (a)	29,108	320,188
Neogen Corp. (a)	5,984	296,627
Neurocrine Biosciences Inc. (a)	16,738	203,199

24	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
NewLink Genetics Corp. (a)	3,200	$39,264
Novavax Inc. (a)	33,103	75,475
NPS Pharmaceuticals Inc. (a)	21,415	218,219
NuVasive Inc. (a)	10,898	232,236
NxStage Medical Inc. (a)	13,219	149,110
Obagi Medical Products Inc. (a)	4,300	84,925
Omeros Corp. (a)	6,900	28,428
Omnicell Inc. (a)	8,600	162,368
OncoGenex Pharmaceutical Inc. (a)	3,596	40,743
Oncothyreon Inc. (a)	14,443	30,041
Opko Health Inc. (a)	26,910	205,323
Optimer Pharmaceuticals Inc. (a)	12,000	142,800
OraSure Technologies Inc. (a)	13,475	72,765
Orexigen Therapeutics Inc. (a)	18,244	114,025
Orthofix International NV (a)	4,700	168,589
Osiris Therapeutics Inc. (a)	4,300	44,720
Owens & Minor Inc.	16,028	521,872
Pacific Biosciences of California Inc. (a)	8,369	20,839
Pacira Pharmaceuticals Inc. (a)	4,716	136,104
Pain Therapeutics Inc.	8,959	30,729
Palomar Medical Technologies Inc. (a)	5,224	70,472
Parexel International Corp. (a)	15,134	597,944
PDI Inc. (a)	2,500	14,750
PDL BioPharma Inc.	34,715	253,767
Pernix Therapeutics Holdings Inc. (a)	2,311	11,463
Pharmacyclics Inc. (a)	13,693	1,101,054
PharMerica Corp. (a)	7,418	103,852
PhotoMedex Inc. (a)	3,300	53,097
Pozen Inc. (a)	6,699	35,304
Progenics Pharmaceuticals Inc. (a)	10,269	55,350
Providence Service Corp. (a)	3,399	62,848
Quality Systems Inc.	10,052	183,751
Questcor Pharmaceuticals Inc.	13,600	442,544
Quidel Corp. (a)	7,000	166,250
Raptor Pharmaceutical Corp. (a)	12,905	75,494
Regulus Therapeutics Inc. (a)	3,200	24,800
Repligen Corp. (a)	7,700	53,207
Repros Therapeutics Inc. (a)	4,300	69,230
Rigel Pharmaceuticals Inc. (a)	21,497	145,965
Rochester Medical Corp. (a)	2,700	39,474
Rockwell Medical Inc. (a)	5,256	20,814
RTI Biologics Inc. (a)	13,700	53,978
Sagent Pharmaceuticals Inc. (a)	2,339	41,049
Sangamo BioSciences Inc. (a)	12,900	123,324
Santarus Inc. (a)	13,600	235,688
SciClone Pharmaceuticals Inc. (a)	14,400	66,240
Seattle Genetics Inc. (a)	23,848	846,842
Select Medical Holdings Corp.	8,834	79,506
Sequenom Inc. (a)	28,414	117,918
SIGA Technologies Inc. (a)	8,400	30,072
Skilled Healthcare Group Inc. Class A (a)	5,000	32,850
Solta Medical Inc. (a)	17,730	39,006
Spectranetics Corp. (a)	8,400	155,652
Spectrum Pharmaceuticals Inc.	15,028	112,109
STAAR Surgical Co. (a)	9,524	53,620

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
STERIS Corp.	14,631	$608,796
Sucampo Pharmaceuticals Inc. Class A (a)	2,600	17,004
Sunesis Pharmaceuticals Inc. (a)	6,910	37,798
Supernus Pharmaceuticals Inc. (a)	1,400	7,868
SurModics Inc. (a)	3,200	87,200
Symmetry Medical Inc. (a)	9,208	105,432
Synageva BioPharma Corp. (a)	2,600	142,792
Synergy Pharmaceuticals Inc. (a)	10,400	63,128
Synta Pharmaceuticals Corp. (a)	10,200	87,720
Targacept Inc. (a)	6,778	29,010
Team Health Holdings Inc. (a)	7,167	260,735
Tesaro Inc. (a)	1,100	24,156
Theravance Inc. (a)	15,400	363,748
Threshold Pharmaceuticals Inc. (a)	11,400	52,554
Tornier NV (a)	3,802	71,668
Transcept Pharmaceuticals Inc. (a)	3,190	15,280
Triple-S Management Corp. Class B (a)	5,000	87,100
Trius Therapeutics Inc. (a)	6,261	42,825
U.S. Physical Therapy Inc.	2,900	77,865
Unilife Corp. (a)	18,794	40,971
Universal American Corp.	9,556	79,601
Utah Medical Products Inc.	800	39,016
Vanda Pharmaceuticals Inc. (a)	6,800	26,656
Vanguard Health Systems Inc. (a)	7,800	115,986
Vascular Solutions Inc. (a)	3,900	63,258
Ventrus Biosciences Inc. (a)	3,200	9,568
Verastem Inc. (a)	1,500	14,430
Vical Inc. (a)	18,663	74,279
ViroPharma Inc. (a)	16,483	414,712
VIVUS Inc. (a)	25,261	277,871
Vocera Communications Inc. (a)	1,700	39,100
Volcano Corp. (a)	13,500	300,510
WellCare Health Plans Inc. (a)	10,877	630,431
West Pharmaceutical Services Inc.	8,514	552,899
Wright Medical Group Inc. (a)	11,081	263,839
Xenoport Inc. (a)	10,722	76,662
XOMA Corp. (a)	20,200	70,498
Zeltiq Aesthetics Inc. (a)	4,300	16,426
ZIOPHARM Oncology Inc. (a)	16,491	30,179
Zogenix Inc. (a)	15,004	27,006

		41,188,223

Industrials (14.94%)
A.T. Cross Co. Class A (a)	2,338	32,194
Aaon Inc.	4,645	128,156
AAR Corp.	10,003	183,955
ABM Industries Inc.	13,635	303,242
Acacia Research Corp. (a)	12,552	378,694
ACCO Brands Corp. (a)	28,622	191,195
Accuride Corp. (a)	12,047	64,933
Aceto Corp.	6,964	77,091
Acorn Energy Inc.	4,500	33,075
Actuant Corp. Class A	18,393	563,194
Acuity Brands Inc.	10,613	736,012
Advisory Board Co., The (a)	8,656	454,613

See accompanying notes to schedules of investments.	25

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Aegion Corp. (a)	9,956	$230,481
Aerovironment Inc. (a)	4,404	79,845
Air Transport Services Group Inc. (a)	13,100	76,373
Aircastle Ltd.	13,904	190,207
Alamo Group Inc.	1,685	64,451
Alaska Air Group Inc. (a)	17,834	1,140,663
Albany International Corp. Class A	6,951	200,884
Allegiant Travel Co.	3,710	329,374
Altra Holdings Inc.	6,600	179,652
AMERCO	2,188	379,706
Ameresco Inc. Class A (a)	5,100	37,740
American Railcar Industries Inc.	2,309	107,923
American Science & Engineering Inc.	2,081	126,920
American Superconductor Corp. (a)	9,196	24,461
American Woodmark Corp. (a)	2,433	82,795
Ampco-Pittsburgh Corp.	2,200	41,602
AO Smith Corp.	9,793	720,471
API Technologies Corp. (a)	8,300	20,584
Apogee Enterprises Inc.	7,136	206,587
Applied Industrial Technologies Inc.	10,649	479,205
ARC Document Solutions Inc. (a)	9,321	27,777
Argan Inc.	2,500	37,275
Arkansas Best Corp.	6,390	74,635
Astec Industries Inc.	5,114	178,632
Astronics Corp. (a)	3,036	90,534
Atlas Air Worldwide Holdings Inc. (a)	6,543	266,693
Avis Budget Group Inc. (a)	26,500	737,495
AZZ Inc.	6,400	308,480
Barnes Group Inc.	13,744	397,614
Barrett Business Services Inc.	1,800	94,788
Beacon Roofing Supply Inc. (a)	11,785	455,608
Belden Inc.	11,473	592,580
Blount International Inc. (a)	12,494	167,170
BlueLinx Holdings Inc. (a)	8,286	23,615
Brady Corp.	12,413	416,208
Briggs & Stratton Corp.	12,180	302,064
Brink’s Co., The	11,699	330,614
Builders FirstSource Inc. (a)	10,705	62,731
CAI International Inc. (a)	3,800	109,516
Capstone Turbine Corp. (a)	75,737	68,163
Cascade Corp.	2,262	146,985
Casella Waste Systems Inc. Class A (a)	9,114	39,828
CBIZ Inc. (a)	9,736	62,116
CDI Corp.	3,486	59,959
CECO Environmental Corp.	1,800	23,274
Celadon Group Inc.	5,200	108,472
Cenveo Inc. (a)	13,671	29,393
Chart Industries Inc. (a)	7,500	600,075
CIRCOR International Inc.	4,321	183,642
Clarcor Inc.	12,513	655,431
Coleman Cable Inc.	2,070	31,050
Columbus McKinnon Corp. (a)	5,100	98,175
Comfort Systems USA Inc.	9,173	129,248
Commercial Vehicle Group Inc. (a)	6,196	48,329
Consolidated Graphics Inc. (a)	1,901	74,329
Corporate Executive Board Co., The	8,300	482,728
Courier Corp.	2,501	36,039

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
CPI Aerostructures Inc. (a)	1,400	$11,998
CRA International Inc. (a)	2,415	54,024
Cubic Corp.	3,965	169,385
Curtiss-Wright Corp.	11,878	412,167
Deluxe Corp.	12,900	534,060
DigitalGlobe Inc. (a)	13,523	390,950
Dolan Co., The (a)	7,800	18,642
Douglas Dynamics Inc.	5,610	77,530
DXP Enterprises Inc. (a)	2,100	156,870
Dycom Industries Inc. (a)	8,333	164,077
Dynamic Materials Corp.	3,254	56,620
Eastern Co., The	1,600	28,064
Echo Global Logistics Inc. (a)	3,700	81,844
Edgen Group Inc. (a)	3,800	27,474
EMCOR Group Inc.	16,756	710,287
Encore Wire Corp.	4,195	146,909
Energy Recovery Inc. (a)	11,500	42,550
Energy Solutions Inc. (a)	19,700	73,875
EnerNOC Inc. (a)	6,130	106,478
EnerSys (a)	11,985	546,276
Ennis Inc.	6,632	99,944
Enphase Energy Inc. (a)	2,000	12,400
EnPro Industries Inc. (a)	5,248	268,540
ESCO Technologies Inc.	6,810	278,257
Esterline Technologies Corp. (a)	7,689	582,057
ExOne Co., The (a)	1,531	51,288
Exponent Inc.	3,429	184,960
Federal Signal Corp. (a)	15,434	125,633
Flow International Corp. (a)	12,300	48,093
Forward Air Corp.	7,408	276,244
Franklin Covey Co. (a)	3,200	46,496
Franklin Electric Co. Inc.	11,796	395,992
Freightcar America Inc.	3,060	66,769
FTI Consulting Inc. (a)	10,482	394,752
FuelCell Energy Inc. (a)	40,110	37,856
Furmanite Corp. (a)	9,400	62,886
G&K Services Inc. Class A	4,780	217,538
Genco Shipping & Trading Ltd. (a)	6,894	19,855
GenCorp Inc. (a)	15,226	202,506
Generac Holdings Inc.	6,190	218,755
Genesee & Wyoming Inc. Class A (a)	11,187	1,041,622
Gibraltar Industries Inc. (a)	7,482	136,547
Global Power Equipment Group Inc.	4,373	77,052
Gorman-Rupp Co., The	3,933	118,187
GP Strategies Corp. (a)	3,800	90,668
Graham Corp.	2,300	56,902
Granite Construction Inc.	9,653	307,352
Great Lakes Dredge & Dock Co.	14,800	99,604
Greenbrier Companies Inc. (a)	5,834	132,490
Griffon Corp.	11,236	133,933
H&E Equipment Services Inc.	7,000	142,800
Hardinge Inc.	3,000	40,890
Hawaiian Holdings Inc. (a)	13,000	74,880
Healthcare Services Group Inc.	16,747	429,226
Heartland Express Inc.	11,776	157,092
Heico Corp.	13,153	570,972
Heidrick & Struggles International Inc.	4,712	70,444

26	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Heritage-Crystal Clean Inc. (a)	1,967	$29,702
Herman Miller Inc.	14,800	409,516
Hexcel Corp. (a)	24,932	723,277
Hill International Inc. (a)	5,992	17,916
HNI Corp.	11,547	409,803
Houston Wire & Cable Co.	4,500	58,275
Hub Group Inc. (a)	9,350	359,601
Hudson Global Inc. (a)	8,166	32,174
Hurco Companies Inc. (a)	1,569	42,724
Huron Consulting Group Inc. (a)	5,790	233,453
Hyster-Yale Materials Handling Inc.	2,696	153,915
ICF International Inc. (a)	4,900	133,280
II-VI Inc. (a)	13,296	226,564
Innerworkings Inc. (a)	8,052	121,907
Insperity Inc.	5,699	161,681
Insteel Industries Inc.	4,500	73,440
Interface Inc.	14,905	286,474
International Shipholding Corp.	1,333	24,261
Intersections Inc.	2,270	21,361
Jetblue Airways Corp. (a)	58,835	405,962
John Bean Technologies Corp.	7,100	147,325
Kadant Inc. (a)	2,858	71,450
Kaman Corp.	6,546	232,187
Kaydon Corp.	7,985	204,256
Kelly Services Inc. Class A	6,716	125,455
Keyw Holding Corp., The (a)	6,311	101,796
Kforce Inc.	7,326	119,927
Kimball International Inc. Class B	7,983	72,326
Knight Transportation Inc.	14,596	234,996
Knoll Inc.	12,244	221,984
Korn/Ferry International (a)	12,233	218,481
Kratos Defense & Security Solutions Inc. (a)	10,224	51,427
L.B. Foster Co. Class A	2,336	103,461
Layne Christensen Co. (a)	4,986	106,601
Lindsay Corp.	3,198	282,000
LMI Aerospace Inc. (a)	2,200	45,738
LSI Industries Inc.	4,647	32,436
Lydall Inc. (a)	4,190	64,316
Marten Transport Ltd.	3,865	77,802
MasTec Inc. (a)	13,781	401,716
McGrath Rentcorp	6,340	197,174
Meritor Inc. (a)	24,715	116,902
Metalico Inc. (a)	9,899	16,036
Met-Pro Corp.	3,800	39,254
Michael Baker Corp.	2,300	56,350
Middleby Corp. (a)	4,693	714,040
Miller Industries Inc.	2,600	41,730
Mine Safety Appliances Co.	7,018	348,233
Mistras Group Inc. (a)	3,962	95,920
Mobile Mini Inc. (a)	9,747	286,854
Moog Inc. Class A (a)	11,440	524,295
Mueller Industries Inc.	4,997	266,290
Mueller Water Products Inc.	38,803	230,102
Multi-Color Corp.	3,473	89,569
MYR Group Inc. (a)	5,000	122,800
National Presto Industries Inc.	1,218	98,049

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Navigant Consulting Inc. (a)	12,948	$170,137
NCI Building Systems Inc. (a)	4,654	80,840
NL Industries Inc.	1,843	22,908
NN Inc. (a)	4,117	38,947
Nortek Inc. (a)	1,989	141,935
Northwest Pipe Co. (a)	2,400	67,152
Odyssey Marine Exploration Inc. (a)	19,131	62,367
Old Dominion Freight Line Inc. (a)	18,018	688,288
Omega Flex Inc.	600	10,314
On Assignment Inc. (a)	10,900	275,879
Orbital Sciences Corp. (a)	14,729	245,827
Orion Marine Group Inc. (a)	6,764	67,234
Pacer International Inc. (a)	8,370	42,101
Park-Ohio Holdings Corp. (a)	1,966	65,134
Patrick Industries Inc. (a)	1,000	15,760
Patriot Transportation Holding Inc. (a)	1,500	41,730
Pendrell Corp. (a)	37,246	61,828
Performant Financial Corp. (a)	2,200	27,016
PGT Inc. (a)	4,900	33,663
Pike Electric Corp.	4,100	58,343
PMFG Inc. (a)	5,100	31,467
Powell Industries Inc. (a)	2,155	113,288
Preformed Line Products Co.	600	41,982
Primoris Services Corp.	7,664	169,451
Proto Labs Inc. (a)	1,308	64,223
Quad Graphics Inc.	6,240	149,386
Quality Distribution Inc. (a)	5,376	45,212
Quanex Building Products Corp.	9,241	148,780
Rand Logistics Inc. (a)	4,500	27,562
Raven Industries Inc.	9,184	308,674
RBC Bearings Inc. (a)	5,500	278,080
Republic Airways Holdings Inc. (a)	11,632	134,233
Resources Connection Inc.	10,664	135,433
Rexnord Corp. (a)	7,272	154,385
Roadrunner Transportation Systems Inc. (a)	3,631	83,513
RPX Corp. (a)	5,366	75,714
Rush Enterprises Inc. Class A (a)	8,168	197,012
Saia Inc. (a)	4,135	149,563
Sauer-Danfoss Inc.	2,939	171,726
Schawk Inc.	2,782	30,574
SeaCube Container Leasing Ltd.	2,905	66,699
SIFCO Industries Inc.	600	11,046
Simpson Manufacturing Co. Inc.	10,057	307,845
SkyWest Inc.	13,121	210,592
Solarcity Corp. (a)	3,322	62,719
Spirit Airlines Inc. (a)	10,455	265,139
Standard Parking Corp. (a)	3,900	80,730
Standex International Corp.	3,127	172,673
Steelcase Inc.	19,300	284,289
Sterling Construction Company Inc. (a)	4,300	46,827
Sun Hydraulics Corp.	5,100	165,801
Swift Transportation Co. (a)	20,261	287,301
Swisher Hygiene Inc. (a)	28,533	36,808
Sypris Solutions Inc.	2,700	11,286
TAL International Group Inc.	7,400	335,294
Taser International Inc. (a)	12,792	101,696

See accompanying notes to schedules of investments.	27

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Team Inc. (a)	5,000	$205,350
Teledyne Technologies Inc. (a)	9,213	722,668
Tennant Co.	4,771	231,680
Tetra Tech Inc. (a)	16,021	488,480
Textainer Group Holdings Ltd.	3,500	138,425
Thermon Group Holdings Inc. (a)	3,724	82,710
Titan International Inc.	13,438	283,273
Titan Machinery Inc. (a)	4,300	119,325
TMS International Corp. Class A (a)	3,198	42,214
TRC Companies Inc. (a)	4,335	27,961
Trex Co. Inc. (a)	3,734	183,638
TriMas Corp. (a)	8,131	264,014
TrueBlue Inc. (a)	9,910	209,497
Tutor Perini Corp. (a)	9,073	175,109
Twin Disc Inc.	2,052	51,464
UniFirst Corp.	3,675	332,588
United Stationers Inc.	10,308	398,404
Universal Forest Products Inc.	4,910	195,467
Universal Truckload Services Inc. (a)	1,400	32,662
US Airways Group Inc. (a)	41,031	696,296
US Ecology Inc.	4,558	121,015
USG Corp. (a)	18,722	495,010
Viad Corp.	5,162	142,781
Vicor Corp. (a)	4,808	23,896
VSE Corp.	1,100	27,489
Wabash National Corp. (a)	17,043	173,157
WageWorks Inc. (a)	1,600	40,048
Watsco Inc.	7,368	620,238
Watts Water Technologies Inc.	7,051	338,377
Werner Enterprises Inc.	11,226	270,996
Wesco Aircraft Holdings Inc. (a)	4,460	65,651
Willis Lease Finance Corp. (a)	1,400	21,168
Woodward Inc.	17,310	688,246
XPO Logistics Inc. (a)	4,500	75,773

		51,743,145

Information Technology (16.01%)
3D Systems Corp. (a)	19,542	630,034
Accelrys Inc. (a)	14,125	137,860
ACI Worldwide Inc. (a)	10,016	489,382
Active Network Inc., The (a)	9,848	41,263
Actuate Corp. (a)	12,500	75,000
Acxiom Corp. (a)	19,461	397,004
Adtran Inc.	16,132	316,994
Advanced Energy Industries Inc. (a)	9,933	181,774
Advent Software Inc. (a)	7,810	218,446
Aeroflex Holding Corp. (a)	4,884	38,388
Agilysys Inc. (a)	3,514	34,929
Alpha & Omega Semiconductor Ltd. (a)	4,490	39,871
Ambarella Inc. (a)	1,500	23,490
Ambient Corp. (a)	900	2,205
American Software Inc. Class A	6,300	52,416
Amkor Technology Inc. (a)	18,464	73,856
ANADIGICS Inc. (a)	16,100	32,200
Anaren Inc. (a)	3,346	64,879
Angie’s List Inc. (a)	9,000	177,840

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Anixter International Inc.	7,135	$498,879
Applied Micro Circuits Corp. (a)	16,662	123,632
Arris Group Inc. (a)	28,606	491,165
Aruba Networks Inc. (a)	27,955	691,607
Aspen Technology Inc. (a)	23,362	754,359
ATMI Inc. (a)	7,988	179,171
Audience Inc. (a)	1,500	22,875
AVG Technologies NV (a)	1,900	26,448
Aviat Networks Inc. (a)	15,150	51,056
Avid Technology Inc. (a)	7,200	45,144
Aware Inc.	2,900	13,427
Axcelis Technologies Inc. (a)	25,726	32,158
AXT Inc. (a)	7,625	22,418
Badger Meter Inc.	3,530	188,926
Bankrate Inc. (a)	11,751	140,307
Bazaarvoice Inc. (a)	2,300	16,836
Bel Fuse Inc.	2,483	38,760
Benchmark Electronics Inc. (a)	14,376	259,056
Black Box Corp.	4,155	90,621
Blackbaud Inc.	11,411	338,108
Blucora Inc. (a)	10,120	156,658
Bottomline Technologies Inc. (a)	8,631	246,070
Brightcove Inc. (a)	1,400	8,694
BroadSoft Inc. (a)	7,000	185,290
Brooks Automation Inc.	16,449	167,451
Cabot Microelectronics Corp. (a)	5,861	203,670
CACI International Inc. Class A (a)	5,718	330,901
CalAmp Corp. (a)	7,200	78,984
Calix Inc. (a)	10,120	82,478
Callidus Software Inc. (a)	8,803	40,230
Carbonite Inc. (a)	2,900	31,755
Cardtronics Inc. (a)	11,200	307,552
Cass Information Systems Inc.	2,506	105,352
Cavium Inc. (a)	12,437	482,680
CEVA Inc. (a)	5,800	90,480
Checkpoint Systems Inc. (a)	9,915	129,490
Ciber Inc. (a)	18,443	86,682
Ciena Corp. (a)	25,100	401,851
Cirrus Logic Inc. (a)	16,097	366,207
Cognex Corp.	10,861	457,791
Coherent Inc.	6,000	340,440
Cohu Inc.	6,008	56,235
CommVault Systems Inc. (a)	11,188	917,192
Computer Task Group Inc.	4,000	85,560
comScore Inc. (a)	8,928	149,812
Comtech Telecommunications Corp.	4,388	106,541
Comverse Inc. (a)	5,549	155,594
Constant Contact Inc. (a)	7,700	99,946
Convergys Corp.	27,261	464,255
Cornerstone OnDemand Inc. (a)	8,492	289,577
CoStar Group Inc. (a)	7,128	780,231
Cray Inc. (a)	9,422	218,685
CSG Systems International Inc. (a)	8,665	183,611
CTS Corp.	8,641	90,212
Cymer Inc. (a)	7,776	747,274
Daktronics Inc.	8,952	93,996
Datalink Corp. (a)	3,900	47,112

28	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Dealertrack Technologies Inc. (a)	10,741	$315,571
Demand Media Inc. (a)	7,633	65,873
Demandware Inc. (a)	1,700	43,095
Dice Holdings Inc. (a)	10,518	106,547
Digi International Inc. (a)	6,780	60,545
Digimarc Corp.	1,881	41,326
Digital River Inc. (a)	9,278	131,191
Diodes Inc. (a)	9,146	191,883
DSP Group Inc. (a)	5,824	47,000
DTS Inc. (a)	4,446	73,937
E2open Inc. (a)	1,100	21,934
EarthLink Inc.	26,540	143,847
Ebix Inc.	7,239	117,417
Echelon Corp. (a)	10,444	25,483
Electro Rent Corp.	4,606	85,395
Electro Scientific Industries Inc.	5,538	61,195
Electronics for Imaging Inc. (a)	11,808	299,451
Ellie Mae Inc. (a)	6,348	152,669
Emulex Corp. (a)	21,880	142,876
Entegris Inc. (a)	34,813	343,256
Entropic Communications Inc. (a)	21,600	87,912
Envestnet Inc. (a)	5,300	92,803
Envivio Inc. (a)	2,000	3,400
EPAM Systems Inc. (a)	1,300	30,199
EPIQ Systems Inc.	7,690	107,891
ePlus Inc.	1,018	47,042
Euronet Worldwide Inc. (a)	12,797	337,073
Exa Corp. (a)	1,500	14,280
ExactTarget Inc. (a)	2,500	58,175
Exar Corp. (a)	8,967	94,154
Exlservice Holdings Inc. (a)	5,864	192,808
Extreme Networks Inc. (a)	22,664	76,378
Fabrinet (a)	5,628	82,225
Fair Isaac Corp.	8,502	388,456
FalconStor Software Inc. (a)	7,016	18,803
FARO Technologies Inc. (a)	4,249	184,364
FEI Co.	9,586	618,776
Finisar Corp. (a)	23,067	304,254
First Solar Inc. (a)	15,100	407,096
Fleetmatics Group Ltd. PLC (a)	2,200	53,350
Formfactor Inc. (a)	12,443	58,482
Forrester Research Inc.	3,652	115,586
Gerber Scientific Inc. Escrow Shares (a) (b)	6,402	0
Global Cash Access Holdings Inc. (a)	16,837	118,701
Globecomm Systems Inc. (a)	5,700	68,457
Glu Mobile Inc. (a)	13,812	41,160
GSI Group Inc. (a)	7,355	62,738
GSI Technology Inc. (a)	5,400	35,586
GT Advanced Technologies Inc. (a)	29,400	96,726
Guidance Software Inc. (a)	3,744	40,622
Guidewire Software Inc. (a)	5,100	196,044
Hackett Group Inc., The	6,294	28,764
Harmonic Inc. (a)	30,010	173,758
Heartland Payment Systems Inc.	9,600	316,512
Higher One Holdings Inc. (a)	8,271	73,529
Hittite Microwave Corp. (a)	7,900	478,424

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
iGate Corp. (a)	8,126	$152,850
Imation Corp. (a)	7,659	29,257
Immersion Corp. (a)	7,200	84,528
Imperva Inc. (a)	2,454	94,479
Infinera Corp. (a)	27,821	194,747
Infoblox Inc. (a)	2,000	43,400
Innodata Isogen Inc. (a)	5,600	19,320
Inphi Corp. (a)	5,937	62,042
Insight Enterprises Inc. (a)	11,048	227,810
Integrated Device Technology Inc. (a)	35,203	262,966
Integrated Silicon Solution Inc. (a)	7,139	65,465
Interactive Intelligence Group (a)	3,611	160,148
InterDigital Inc.	10,292	492,266
Intermec Inc. (a)	14,704	144,540
Intermolecular Inc. (a)	3,500	35,700
Internap Network Services Corp. (a)	12,990	121,456
International Rectifier Corp. (a)	17,500	370,125
Intersil Corp. Class A	32,300	281,333
Intevac Inc. (a)	5,632	26,583
Intralinks Holdings Inc. (a)	9,533	60,630
InvenSense Inc. (a)	9,200	98,256
iPass Inc. (a)	13,200	26,136
Ixia (a)	10,699	231,526
IXYS Corp.	6,314	60,551
j2 Global Inc.	11,590	454,444
Jive Software Inc. (a)	4,100	62,320
Kemet Corp. (a)	10,879	67,994
Key Tronic Corp. (a)	2,600	29,796
Keynote Systems Inc.	4,190	58,492
Kopin Corp. (a)	17,200	63,640
KVH Industries Inc. (a)	3,500	47,495
Lattice Semiconductor Corp. (a)	29,593	161,282
Limelight Networks Inc. (a)	14,179	29,209
Lionbridge Technologies Inc. (a)	14,200	54,954
Liquidity Services Inc. (a)	6,012	179,218
Littelfuse Inc.	5,437	368,900
LivePerson Inc. (a)	13,900	188,762
LogMeIn Inc. (a)	5,570	107,055
Loral Space & Communications Inc.	2,800	173,264
LTX-Credence Corp. (a)	12,296	74,268
M/A-COM Technology Solutions Holdings Inc. (a)	1,500	24,105
Manhattan Associates Inc. (a)	5,105	379,250
ManTech International Corp. Class A	5,755	154,637
Marchex Inc. Class B	5,366	22,591
Market Leader Inc. (a)	5,600	50,176
Mattersight Corp. (a)	2,600	11,154
Mattson Technology Inc. (a)	14,800	20,424
MAXIMUS Inc.	8,498	679,585
MaxLinear Inc. Class A (a)	5,686	35,253
Maxwell Technologies Inc. (a)	6,900	37,191
Measurement Specialties Inc. (a)	3,900	155,103
MeetMe Inc. (a)	4,756	10,844
MEMC Electronic Materials Inc. (a)	58,500	257,400
Mentor Graphics Corp.	23,256	419,771
Mercury Systems Inc. (a)	7,978	58,798
Mesa Laboratories Inc.	700	37,093

See accompanying notes to schedules of investments.	29

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Methode Electronics Inc.	8,967	$115,495
Micrel Inc.	12,195	128,169
Microsemi Corp. (a)	22,461	520,421
MicroStrategy Inc. (a)	2,125	214,795
Millennial Media Inc. (a)	2,900	18,415
Mindspeed Technologies Inc. (a)	9,751	32,471
MKS Instruments Inc.	13,278	361,162
ModusLink Global Solutions Inc. (a)	9,195	30,344
MoneyGram International Inc. (a)	5,462	98,862
Monolithic Power Systems Inc.	7,703	187,722
Monotype Imaging Holdings Inc.	9,300	220,875
Monster Worldwide Inc. (a)	30,700	155,649
MoSys Inc. (a)	7,482	35,240
Move Inc. (a)	9,852	117,731
MTS Systems Corp.	4,070	236,670
Multi-Fineline Electronix Inc. (a)	2,134	32,928
Nanometrics Inc. (a)	5,904	85,195
Neonode Inc. (a)	5,700	32,889
NeoPhotonics Corp. (a)	5,000	25,550
Netgear Inc. (a)	9,448	316,602
NetScout Systems Inc. (a)	9,200	226,044
Newport Corp. (a)	9,418	159,353
NIC Inc.	15,906	304,759
NumereX Corp. Class A (a)	2,327	29,762
NVE Corp. (a)	1,200	67,704
Oclaro Inc. (a)	18,066	22,763
OCZ Technology Group Inc. (a)	17,561	31,610
Omnivision Technologies Inc. (a)	12,945	178,382
OpenTable Inc. (a)	5,600	352,688
Oplink Communications Inc. (a)	5,045	82,738
OSI Systems Inc. (a)	4,965	309,270
Park Electrochemical Corp.	5,188	131,464
ParkerVision Inc. (a)	19,300	70,831
PC Connection Inc.	2,020	33,027
PC-Tel Inc.	4,700	33,370
PDF Solutions Inc. (a)	6,063	97,129
Pegasystems Inc.	4,340	121,867
Peregrine Semiconductor Corp. (a)	1,595	15,583
Perficient Inc. (a)	8,100	94,446
Pericom Semiconductor Corp. (a)	5,809	39,559
Pervasive Software Inc. (a)	3,400	31,178
Photronics Inc. (a)	14,772	98,677
Plantronics Inc.	10,596	468,237
Plexus Corp. (a)	8,840	214,900
PLX Technology Inc. (a)	11,411	52,034
Power Integrations Inc.	7,189	312,074
Power-One Inc. (a)	16,518	68,550
PRGX Global Inc. (a)	5,831	40,525
Procera Networks Inc. (a)	4,744	56,406
Progress Software Corp. (a)	14,510	330,538
Proofpoint Inc. (a)	1,600	26,976
PROS Holdings Inc. (a)	5,500	149,435
PTC Inc. (a)	29,944	763,273
QAD Inc. Class A	1,458	18,721
QLIK Technologies Inc. (a)	21,239	548,603
QLogic Corp. (a)	24,700	286,520
Qualys Inc. (a)	2,100	25,914

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Quantum Corp. (a)	59,495	$76,154
QuickLogic Corp. (a)	9,800	24,108
QuinStreet Inc. (a)	8,298	49,539
Radisys Corp. (a)	5,929	29,171
Rambus Inc. (a)	27,958	156,844
RealD Inc. (a)	10,398	135,174
Realnetworks Inc. (a)	5,369	41,395
RealPage Inc. (a)	9,116	188,792
Responsys Inc. (a)	9,025	79,871
RF Micro Devices Inc. (a)	70,498	375,049
Richardson Electronics Ltd.	3,533	41,901
Rofin-Sinar Technologies Inc. (a)	7,034	190,551
Rogers Corp. (a)	4,165	198,337
Rosetta Stone Inc. (a)	2,689	41,357
Rubicon Technology Inc. (a)	4,200	27,720
Ruckus Wireless Inc. (a)	2,100	44,100
Rudolph Technologies Inc. (a)	7,917	93,262
Saba Software Inc. (a)	7,600	60,420
Sanmina Corp. (a)	20,826	236,583
Sapiens International Corp. NV	3,500	19,040
Sapient Corp. (a)	31,208	380,426
ScanSource Inc. (a)	6,978	196,919
SciQuest Inc. (a)	4,554	109,478
SeaChange International Inc. (a)	7,300	86,797
Semtech Corp. (a)	16,549	585,669
ServiceSource International Inc. (a)	12,559	88,792
ShoreTel Inc. (a)	12,039	43,702
Sigma Designs Inc. (a)	8,696	42,350
Silicon Graphics International Corp. (a)	7,700	105,875
Silicon Image Inc. (a)	21,073	102,415
Sonus Networks Inc. (a)	52,506	135,991
Sourcefire Inc. (a)	7,500	444,225
Spansion Inc. Class A (a)	11,869	152,754
Spark Networks Inc. (a)	2,900	20,416
SPS Commerce Inc. (a)	3,125	133,344
SS&C Technologies Holdings Inc. (a)	8,617	258,338
Stamps.com Inc. (a)	3,328	83,100
STEC Inc. (a)	9,200	40,664
STR Holdings Inc. (a)	7,685	16,676
SunPower Corp. (a)	10,100	116,554
Super Micro Computer Inc. (a)	7,507	84,754
Supertex Inc.	2,780	61,744
Support.com Inc. (a)	13,100	54,758
Sykes Enterprises Inc. (a)	9,935	158,563
Symmetricom Inc. (a)	10,146	46,063
Synacor Inc. (a)	1,700	5,083
Synaptics Inc. (a)	8,524	346,842
Synchronoss Technologies Inc. (a)	7,000	217,210
SYNNEX Corp. (a)	6,705	248,085
Syntel Inc.	3,858	260,492
Take-Two Interactive Software Inc. (a)	19,800	319,770
Tangoe Inc. (a)	7,518	93,148
TechTarget (a)	3,326	16,264
TeleNav Inc. (a)	4,108	26,497
TeleTech Holdings Inc. (a)	5,705	121,003
Tellabs Inc.	92,900	194,161
Telular Corp.	4,200	42,252

30	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
TESSCO Technologies Inc.	1,400	$30,296
Tessera Technologies Inc.	12,872	241,350
TiVo Inc. (a)	31,540	390,781
Travelzoo Inc. (a)	1,800	38,466
TriQuint Semiconductor Inc. (a)	42,715	215,711
Trulia Inc. (a)	1,700	53,346
TTM Technologies Inc. (a)	13,560	103,056
Tyler Technologies Inc. (a)	7,590	464,963
Ubiquiti Networks Inc.	2,646	36,303
Ultimate Software Group Inc. (a)	6,691	696,935
Ultra Clean Holdings Inc. (a)	6,323	41,100
Ultratech Inc. (a)	6,679	264,021
Unisys Corp. (a)	11,079	252,047
United Online Inc.	23,256	140,234
Universal Display Corp. (a)	10,098	296,780
Unwired Planet Inc. (a)	21,400	47,508
ValueClick Inc. (a)	18,864	557,431
VASCO Data Security International Inc. (a)	6,902	58,253
Veeco Instruments Inc. (a)	9,802	375,711
Verint Systems Inc. (a)	12,741	465,684
ViaSat Inc. (a)	9,499	460,132
Viasystems Group Inc. (a)	1,056	13,770
Virnetx Holding Corp. (a)	10,627	203,720
Virtusa Corp. (a)	4,700	111,672
Vishay Precision Group Inc. (a)	3,021	44,378
VistaPrint NV (a)	8,634	333,790
Vocus Inc. (a)	5,200	73,580
Volterra Semiconductor Corp. (a)	6,421	91,178
Web.com Group Inc. (a)	8,857	151,278
WebMD Health Corp. (a)	12,800	311,296
Websense Inc. (a)	9,302	139,530
Westell Technologies Inc.
Class A (a)	12,962	26,054
WEX Inc. (a)	9,798	769,143
XO Group Inc. (a)	6,900	69,000
Xoom Corp. (a)	1,826	41,706
Yelp Inc. (a)	2,100	49,791
Zix Corp. (a)	16,400	58,712
Zygo Corp. (a)	4,300	63,677

		55,429,944

Materials (5.20%)
A. Schulman Inc.	7,345	231,808
ADA-ES Inc. (a)	2,300	61,111
AEP Industries Inc. (a)	1,100	78,991
AK Steel Holding Corp.	33,900	112,209
AM Castle & Co. (a)	4,189	73,308
AMCOL International Corp.	6,444	194,544
American Vanguard Corp.	7,013	214,177
Arabian American Development Co. (a)	5,000	42,150
Axiall Corp.	17,482	1,086,681
Balchem Corp.	7,388	324,629
Berry Plastics Group Inc. (a)	7,400	140,970
Boise Cascade Co. (a)	3,398	115,328

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Boise Inc.	25,376	$219,756
Buckeye Technologies Inc.	9,980	298,901
Calgon Carbon Corp. (a)	13,545	245,164
Century Aluminum Co. (a)	12,700	98,298
Chase Corp.	1,554	30,023
Chemtura Corp. (a)	24,625	532,146
Clearwater Paper Corp. (a)	5,876	309,606
Coeur d’Alene Mines Corp. (a)	22,488	424,124
Deltic Timber Corp.	2,730	187,606
Eagle Materials Inc.	12,323	821,081
Ferro Corp. (a)	22,717	153,340
Flotek Industries Inc. (a)	12,328	201,563
FutureFuel Corp.	4,573	55,562
General Moly Inc. (a)	16,300	36,023
Globe Specialty Metals Inc.	15,605	217,222
Gold Resource Corp.	7,573	98,676
Golden Minerals Co. (a)	8,579	20,418
Golden Star Resources Ltd. (a)	64,808	103,693
Graphic Packaging Holding Co. (a)	36,810	275,707
GSE Holding Inc. (a)	2,000	16,520
Handy & Harman Ltd. (a)	1,448	22,285
Hawkins Inc.	2,365	94,482
Haynes International Inc.	3,100	171,430
HB Fuller Co.	12,554	490,610
Headwaters Inc. (a)	18,276	199,208
Hecla Mining Co.	72,279	285,502
Horsehead Holding Corp. (a)	10,929	118,908
Innophos Holdings Inc.	5,500	300,080
Innospec Inc.	5,849	258,994
Kaiser Aluminum Corp.	4,900	316,785
Kapstone Paper and Packaging Corp.	10,173	282,809
KMG Chemicals Inc.	2,001	38,899
Koppers Holdings Inc.	5,119	225,134
Kraton Performance Polymers Inc. (a)	8,014	187,528
Landec Corp. (a)	6,700	96,949
Louisiana-Pacific Corp. (a)	34,410	743,256
LSB Industries Inc. (a)	4,700	163,466
Materion Corp.	5,252	149,682
McEwen Mining Inc. (a)	55,000	157,300
Metals USA Holdings Corp.	2,796	57,737
Midway Gold Corp. (a)	34,805	42,462
Minerals Technologies Inc.	8,818	366,035
Myers Industries Inc.	8,445	117,892
Neenah Paper Inc.	3,853	118,518
Noranda Aluminum Holding Corp.	8,404	37,734
Olin Corp.	20,210	509,696
Olympic Steel Inc.	2,300	54,970
OM Group Inc. (a)	8,191	192,325
Omnova Solutions Inc. (a)	11,758	90,184
P. H. Glatfelter Co.	10,796	252,410
Paramount Gold and Silver Corp. (a)	33,152	73,929
PolyOne Corp.	25,019	610,714
Quaker Chemical Corp.	3,300	194,766
Resolute Forest Products (a)	20,601	333,324
Revett Minerals Inc. (a)	6,198	14,131

See accompanying notes to schedules of investments.	31

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
RTI International Metals Inc. (a)	7,674	$243,189
Schnitzer Steel Industries Inc. Class A	6,400	170,624
Schweitzer-Mauduit International Inc.	7,948	307,826
Sensient Technologies Corp.	12,453	486,788
Stepan Co.	4,480	282,688
Stillwater Mining Co. (a)	28,899	373,664
SunCoke Energy Inc. (a)	17,490	285,612
Texas Industries Inc. (a)	5,627	355,120
Tredegar Corp.	5,999	176,611
UFP Technologies Inc. (a)	1,400	27,566
United States Antimony Corp. (a)	13,600	23,528
United States Lime & Minerals Inc. (a)	400	21,276
Universal Stainless & Alloy Products Inc. (a)	1,624	59,032
US Silica Holdings Inc.	2,900	68,382
Vista Gold Corp. (a)	14,804	31,977
Wausau Paper Corp.	11,126	119,938
Worthington Industries Inc.	12,996	402,616
Zep Inc.	5,831	87,523
Zoltek Companies Inc. (a)	7,105	84,906

		18,000,335

Telecommunication Services (0.62%)
8x8 Inc. (a)	17,929	122,814
Atlantic Tele-Network Inc.	2,249	109,099
Boingo Wireless Inc. (a)	4,010	22,135
Cbeyond Inc. (a)	7,000	52,010
Cincinnati Bell Inc. (a)	50,085	163,277
Cogent Communications Group Inc.	11,900	314,160
Consolidated Communications Holdings Inc.	10,142	177,992
FairPoint Communications Inc. (a)	5,294	39,546
General Communication Inc.
Class A (a)	9,382	86,033
Hawaiian Telcom Holdco Inc. (a)	2,600	59,982
HickoryTech Corp.	3,244	32,927
IDT Corp. Class B	4,105	49,506
inContact Inc. (a)	9,220	74,590
Iridium Communications Inc. (a)	12,583	75,750
Leap Wireless International Inc. (a)	13,674	80,540
Lumos Networks Corp.	3,750	50,550
magicJack VocalTec Ltd. (a)	3,400	47,600
Neutral Tandem Inc.	7,100	23,217
NTELOS Holdings Corp.	3,750	48,038
Orbcomm Inc. (a)	8,390	43,712
Premiere Global Services Inc. (a)	12,840	141,112
Primus Telecommunications Group Inc.	3,100	34,255
Shenandoah Telecommunications Co.	6,038	91,959
Towerstream Corp. (a)	12,074	26,925
USA Mobility Inc.	5,566	73,861
Vonage Holdings Corp. (a)	40,479	116,982

		2,158,572

Utilities (3.22%)
Allete Inc.	9,651	473,092

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
American DG Energy Inc. (a)	6,200	$13,020
American States Water Co.	4,678	269,312
Artesian Resources Corp. Class A	1,786	40,131
Atlantic Power Corp.	28,844	142,201
Avista Corp.	14,906	408,424
Black Hills Corp.	11,089	488,360
Cadiz Inc. (a)	3,002	20,294
California Water Service Group	11,782	234,462
CH Energy Group Inc.	3,726	243,643
Chesapeake Utilities Corp.	2,308	113,207
Cleco Corp.	15,380	723,321
Connecticut Water Service Inc.	2,624	76,700
Consolidated Water Co. Ltd.	3,594	35,581
Delta Natural Gas Company Inc.	1,700	37,162
El Paso Electric Co.	10,132	340,942
Empire District Electric Co., The	10,730	240,352
Genie Energy Ltd. Class B	4,205	38,938
Idacorp Inc.	12,655	610,857
Laclede Group Inc., The	5,488	234,338
MGE Energy Inc.	5,859	324,823
Middlesex Water Co.	3,953	77,163
New Jersey Resources Corp.	10,176	456,394
Northwest Natural Gas Co.	6,775	296,880
NorthWestern Corp.	9,211	367,150
Ormat Technologies Inc.	4,405	90,963
Otter Tail Corp.	9,091	283,094
Piedmont Natural Gas Company Inc.	18,936	622,616
PNM Resources Inc.	20,170	469,759
Portland General Electric Co.	18,437	559,194
SJW Corp.	3,648	96,672
South Jersey Industries Inc.	7,698	427,932
Southwest Gas Corp.	11,624	551,675
UIL Holdings Corp.	12,837	508,217
Unitil Corp.	3,398	95,586
UNS Energy Corp.	10,150	496,741
WGL Holdings Inc.	13,052	575,593
York Water Co.	3,400	63,920

		11,148,709

Total Common Stocks
(cost $263,811,975)		335,234,336

Registered Investment Companies (1.09%)
Financials (1.09%)
Apollo Investment Corp.	50,529	422,422
BlackRock Kelso Capital Corp.	18,510	185,100
Capital Southwest Corp.	757	87,055
Fidus Investment Corp.	2,900	55,535
Fifth Street Finance Corp.	25,860	284,977
Firsthand Technology Value Fund Inc. (a)	2,200	42,438
Gladstone Capital Corp.	5,050	46,460
Gladstone Investment Corp.	6,110	44,664
Golub Capital BDC LLC Inc.	4,151	68,533
GSV Capital Corp. (a)	4,900	40,474

32	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Registered Investment Companies (Cont.)
Financials (Cont.)
Harris & Harris Group Inc. (a)	8,000	$28,800
Hercules Technology Growth
Capital Inc.	15,312	187,572
KCAP Financial Inc.	5,761	62,046
Main Street Capital Corp.	7,659	245,777
MCG Capital Corp.	18,158	86,795
Medallion Financial Corp.	4,500	59,490
Medley Capital Corp.	7,047	111,695
MVC Capital Inc.	5,754	73,824
New Mountain Finance Corp.	6,249	91,360
NGP Capital Resources Co.	5,276	37,512
OFS Capital Corp.	1,670	23,380
PennantPark Investment Corp.	16,515	186,454
Prospect Capital Corp.	50,251	548,238
Solar Capital Ltd.	11,218	263,511
Solar Senior Capital Ltd.	2,478	47,578
Stellus Capital Investment Corp.	2,500	37,050
TCP Capital Corp.	1,500	23,940
THL Credit Inc.	3,762	56,355
TICC Capital Corp.	13,063	129,848
Triangle Capital Corp.	6,984	195,482

		3,774,365

Total Registered Investment Companies
(cost $4,126,979)		3,774,365

	Shares	Value
Short-term Investments (2.66%)
JPMorgan U.S. Government Money Market Fund	8,523,857	$8,523,857

	Principal amount	Value
U.S. Treasury Bill (c)
0.135%, 04/25/2013	$680,000	$679,984

Total Short-term Investments
(cost $9,203,788)		9,203,841

TOTAL INVESTMENTS (100.56%)
(cost $277,142,742)		348,212,542
LIABILITIES, NET OF OTHER ASSETS (-0.56%)		(1,934,389)

NET ASSETS (100.00%)		$346,278,153

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At March 31, 2013, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	81	June 2013	$7,535,564	$7,686,090	$150,526

See accompanying notes to schedules of investments.	33

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (a) (96.83%)
Australia (8.96%)
AGL Energy Ltd.	10,009	$165,681
ALS Ltd.	6,270	68,775
Alumina Ltd. (b)	46,649	54,162
Amcor Ltd.	22,831	221,199
AMP Ltd.	52,280	284,827
APA Group	15,276	95,046
Asciano Ltd.	18,010	105,074
ASX Ltd.	3,342	126,270
Aurizon Holdings Ltd.	31,721	133,436
Australia & New Zealand Banking Group Ltd.	49,915	1,488,683
Bendigo and Adelaide Bank Ltd.	7,310	78,452
BGP Holdings PLC (b) (c)	183,756	0
BHP Billiton Ltd.	59,491	2,033,708
Boral Ltd.	13,782	70,742
Brambles Ltd.	29,334	260,089
Caltex Australia Ltd.	2,519	56,250
CFS Retail Property Trust	35,298	73,995
Coca-Cola Amatil Ltd.	10,549	160,405
Cochlear Ltd.	1,045	74,236
Commonwealth Bank of Australia	29,402	2,088,415
Computershare Ltd.	8,100	86,379
Crown Ltd.	7,339	94,362
CSL Ltd.	9,389	580,349
Dexus Property Group	88,581	96,259
Echo Entertainment Group Ltd.	13,814	50,278
Federation Centres	23,601	58,078
Flight Centre Ltd.	899	31,563
Fortescue Metals Group Ltd.	25,816	106,879
Goodman Group	30,982	154,865
GPT Group	26,820	103,795
Harvey Norman Holdings Ltd.	10,827	30,900
Iluka Resources Ltd.	7,836	77,017
Incitec Pivot Ltd.	30,761	99,425
Insurance Australia Group Ltd.	38,386	228,998
James Hardie Industries PLC	8,057	84,520
Leighton Holdings Ltd.	2,900	62,454
Lend Lease Corp. Ltd.	10,208	108,896
Macquarie Group Ltd.	6,151	239,285
Metcash Ltd.	16,100	69,578
Mirvac Group	62,708	106,105
National Australia Bank Ltd.	41,700	1,345,499
Newcrest Mining Ltd.	14,055	294,230
Orica Ltd.	6,823	174,411
Origin Energy Ltd.	20,066	279,269
OZ Minerals Ltd.	5,943	33,176
Qantas Airways Ltd. (b)	21,256	39,633
QBE Insurance Group Ltd.	21,634	305,851
Ramsay Health Care Ltd.	2,424	81,588
Rio Tinto Ltd.	7,959	477,398
Santos Ltd.	17,589	228,465
Sims Metal Management Ltd.	3,200	33,631
Sonic Healthcare Ltd.	7,081	103,034
SP Ausnet	28,427	35,473
Stockland	40,826	155,807
Suncorp Group Ltd.	23,943	295,495

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Sydney Airport	1,996	$6,822
Tabcorp Holding Ltd.	13,007	43,863
Tatts Group Ltd.	23,528	77,808
Telstra Corp. Ltd.	81,159	381,618
Toll Holdings Ltd.	12,395	76,808
Transurban Group	24,693	164,189
Treasury Wine Estates Ltd.	11,211	66,646
Wesfarmers Ltd.	18,508	777,163
Westfield Group	39,731	450,155
Westfield Retail Trust	53,538	168,554
Westpac Banking Corp.	56,373	1,814,175
Whitehaven Coal Ltd.	8,311	18,479
Woodside Petroleum Ltd.	12,077	452,659
Woolworths Ltd.	22,624	798,710
WorleyParsons Ltd.	3,638	94,078

		19,384,117

Austria (0.27%)
Andritz AG	1,337	89,996
Erste Group Bank AG (b)	3,980	111,376
Immoeast Interim Shares (b) (c)	8,216	0
Immofinanz AG (b)	17,968	68,164
Immofinanz AG Interim Shares (b) (c)	7,204	0
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	1,318	28,637
OMV AG	2,725	116,190
Raiffeisen Bank International AG	925	31,541
Telekom Austria AG	4,524	29,712
Vienna Insurance Group AG	730	35,431
VoestAlpine AG	2,100	64,625

		575,672

Belgium (1.18%)
Ageas	4,222	143,300
Anheuser-Busch InBev NV	14,820	1,473,366
Belgacom SA	2,887	71,872
Colruyt SA	1,360	65,740
Delhaize Group	1,880	102,628
Groupe Bruxelles Lambert SA	1,544	118,267
KBC GROEP NV	4,355	151,006
Solvay SA	1,132	153,608
Telenet Group Holding NV	1,033	51,173
UCB SA	2,019	129,155
Umicore SA	2,161	101,644

		2,561,759

Denmark (1.10%)
A P Moller-Maersk A/S Class A	10	75,025
A P Moller-Maersk A/S Class B	24	188,365
Carlsberg A/S Class B	1,989	193,916
Coloplast A/S Class B	2,115	113,965
Danske Bank A/S (b)	12,124	217,375
DSV A/S	3,217	77,852
Novo Nordisk A/S Class B	7,517	1,211,606

34	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Novozymes A/S B Shares	4,414	$149,883
TDC A/S	9,435	72,620
Tryg A/S	462	37,370
William Demant Holding A/S (b)	438	36,710

		2,374,687

Finland (0.76%)
Elisa OYJ	2,608	48,533
Fortum OYJ	8,330	168,028
Kesko OYJ	1,244	38,958
Kone Corp. OYJ Class B	2,897	228,419
Metso OYJ	2,422	103,487
Neste Oil OYJ	2,575	36,390
Nokia OYJ	69,779	226,986
Nokian Renkaat OYJ	2,041	91,056
Orion OYJ Class B	1,774	46,680
Pohjola Bank PLC	2,708	39,605
Sampo OYJ A Shares	7,458	287,648
Stora Enso OYJ R Shares	10,571	68,436
UPM-Kymmene OYJ	9,966	111,467
Wartsila OYJ Class B	3,097	139,606

		1,635,299

France (8.65%)
Accor SA	2,698	93,834
Aeroports de Paris (ADP)	540	45,824
Air Liquide SA	5,726	696,452
Alstom SA	3,816	155,648
Arkema	1,142	104,070
AtoS	940	64,773
AXA SA	32,320	558,533
BNP Paribas SA	18,492	950,814
Bouygues SA	3,542	96,197
Bureau Veritas SA	1,044	129,972
Cap Gemini SA	2,819	128,461
Carrefour SA	10,848	297,162
Casino Guichard Perrachon SA	1,043	109,671
Christian Dior SA	1,008	167,317
Cie Generale des Etablissements Michelin Class B	3,367	282,090
CNP Assurances	2,863	39,345
Compagnie de Saint-Gobain	7,277	270,221
Compagnie Generale de Geophysique-Veritas (b)	2,895	65,294
Credit Agricole SA (b)	18,649	153,942
DANONE SA	10,645	741,199
Dassault Systemes SA	1,150	133,055
Edenred	2,979	97,632
Electricite de France	4,463	85,611
Essilor International SA	3,671	408,495
Eurazeo	625	31,737
European Aeronautic Defence and Space Co. NV	8,235	419,725
Eutelsat Communications	2,468	87,066
Fonciere des Regions	457	35,815
France Telecom SA	34,497	349,552

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
GDF Suez	23,430	$450,112
Gecina SA	421	48,919
Gemalto NV	1,462	127,628
Groupe Eurotunnel SA	10,072	80,295
ICADE	451	39,476
Iliad SA	418	88,910
Imerys SA	652	42,484
JC Decaux SA	1,333	36,568
Klepierre	1,752	68,896
Lafarge SA	3,431	228,430
Lagardere SCA	2,130	78,507
Legrand SA	4,231	184,588
L’Oreal SA	4,434	703,469
LVMH Moet Hennessy Louis Vuitton SA	4,663	801,150
Natixis	17,894	68,075
Pernod Ricard SA	3,935	490,450
Peugeot SA (b)	4,471	32,427
PPR SA	1,415	311,198
Publicis Groupe	3,201	214,847
Remy Cointreau SA	423	48,916
Renault SA	3,537	221,903
Rexel SA	1,939	42,338
Safran SA	4,240	189,236
Sanofi	21,896	2,233,071
Schneider Electric SA	9,551	698,446
SCOR SE	3,043	87,537
SES	5,492	172,249
Societe BIC SA	554	64,366
Societe Generale (b)	12,968	426,945
Sodexo	1,741	162,283
STMicroelectronics NV	11,700	90,389
Suez Environnement Co.	5,216	66,510
Technip SA	1,850	189,754
Thales SA	1,647	69,700
Total SA	39,238	1,879,262
Vallourec SA	1,900	91,401
Veolia Environnement	6,230	78,943
Vinci SA	8,358	377,262
Vivendi	23,998	496,471
Wendel	630	66,712
Zodiac Aerospace	632	73,674

		18,723,304

Germany (7.60%)
Adidas AG	3,780	392,928
Allianz SE Reg.	8,373	1,141,426
Axel Springer AG	771	33,497
BASF SE	16,919	1,485,531
Bayer AG	15,227	1,573,650
Bayerische Motoren Werke (BMW) AG	6,173	534,200
Beiersdorf AG	1,865	172,371
Brenntag AG	911	142,450
Celesio AG	1,666	31,346
Commerzbank AG (b)	65,911	97,097
Continental AG	2,021	242,238
Daimler AG Registered Shares	16,644	907,719

See accompanying notes to schedules of investments.	35

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Deutsche Bank AG Reg.	17,082	$667,843
Deutsche Boerse AG	3,621	219,660
Deutsche Lufthansa AG Reg.	4,325	84,594
Deutsche Post AG	16,536	381,614
Deutsche Telekom AG	51,418	544,327
E.ON SE	33,131	579,718
Fraport AG	731	41,037
Fresenius Medical Care AG & Co. KGaA	3,888	262,880
Fresenius SE & Co. KGaA	2,299	284,058
GEA Group AG	3,221	106,387
Hannover Rueckversicherung SE Reg.	1,095	86,210
HeidelbergCement AG	2,594	187,045
Henkel AG & Co. KGaA	2,455	194,045
Hochtief AG (b)	534	34,819
Hugo Boss AG	505	56,710
Infineon Technologies AG	20,159	159,505
K+S AG Reg.	3,214	149,837
Kabel Deutschland Holding AG	1,585	146,332
Lanxess AG	1,532	108,905
Linde AG	3,440	640,795
MAN AG	770	82,964
Merck KGaA	1,202	181,554
Metro AG	2,423	68,970
Muenchener Rueckversicherungs Gesellschaft AG Reg.	3,279	614,574
QIAGEN NV (b)	4,488	93,701
RWE AG	9,109	340,046
Salzgitter AG	753	30,262
SAP AG	16,972	1,365,011
Siemens AG Reg.	15,174	1,635,737
Suedzucker AG	1,221	51,607
ThyssenKrupp AG (b)	7,186	146,504
United Internet AG Reg.	1,933	47,061
Volkswagen AG	549	103,544

		16,452,309

Greece (0.06%)
Coca-Cola Hellenic Bottling Co. SA (b)	3,684	98,770
OPAP SA	4,278	33,697

		132,467

Hong Kong (3.08%)
AIA Group Ltd.	221,470	970,879
ASM Pacific Technology Ltd.	3,600	39,654
Bank of East Asia Ltd.	25,508	100,752
BOC Hong Kong Holdings Ltd.	69,000	231,225
Cathay Pacific Airways Ltd.	23,494	40,292
Cheung Kong Holdings Ltd.	25,364	375,749
Cheung Kong Infrastructure Holdings Ltd.	9,175	62,991
CLP Holdings Ltd.	33,505	293,717
First Pacific Company Ltd.	39,425	53,443
Galaxy Entertainment Group Ltd. (b)	38,880	163,039

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Hang Lung Properties Ltd.	42,000	$157,513
Hang Seng Bank Ltd.	14,343	230,084
Henderson Land Development Co. Ltd.	17,169	117,659
HKT Trust and HKT Ltd.	38,000	38,074
Hong Kong & China Gas Co. Ltd.	97,348	283,784
Hong Kong Exchanges & Clearing Ltd.	20,100	343,725
Hopewell Holdings Ltd.	10,500	42,692
Hutchison Whampoa Ltd.	39,700	415,326
Hysan Development Co. Ltd.	11,916	60,555
Kerry Properties Ltd.	13,657	60,969
Li & Fung Ltd.	105,240	145,482
Link REIT, The	42,901	234,538
MGM China Holdings Ltd.	17,454	37,651
MTR Corporation Ltd.	26,688	106,210
New World Development Co. Ltd.	69,357	118,055
NWS Holdings Ltd.	26,939	48,297
Orient Overseas International Ltd.	4,400	29,830
PCCW Ltd.	81,000	37,422
Power Assets Holdings Ltd.	25,982	245,222
Sands China Ltd.	44,853	233,390
Shangri-La Asia Ltd.	24,283	47,869
Sino Land Co. Ltd.	52,479	89,318
SJM Holdings Ltd.	35,022	87,761
Sun Hung Kai Properties Ltd.	28,656	385,958
Swire Pacific Ltd. Class A	12,821	163,950
Swire Properties Ltd.	20,800	74,110
Wharf Holdings Ltd.	27,700	248,262
Wheelock and Co. Ltd.	16,000	85,946
Wing Hang Bank Ltd.	3,274	34,854
Wynn Macau Ltd. (b)	29,936	79,955
Yue Yuen Industrial Holdings Ltd.	14,000	45,833

		6,662,035

Ireland (0.27%)
CRH PLC (Dublin)	13,543	299,050
Elan Corp. PLC (b)	9,346	108,296
Kerry Group PLC Class A (Dublin)	2,703	161,156
Ryanair Holdings PLC	3,431	26,208

		594,710

Israel (0.54%)
Bank Hapoalim B.M. (b)	20,381	92,592
Bank Leumi Le-Israel (b)	21,485	75,981
Bezeq The Israeli Telecommunication Corporation Ltd.	33,862	46,997
Delek Group Ltd.	78	21,977
Israel Chemicals Ltd.	8,329	107,928
Israel Corporation Ltd., The	45	34,219
Mellanox Technologies Ltd. (b)	663	36,689
Mizrahi Tefahot Bank Ltd. (b)	2,374	25,363
NICE Systems Ltd. (b)	1,063	39,091
Teva Pharmaceutical Industries Ltd.	17,555	697,812

		1,178,649

36	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Italy (1.90%)
Assicurazioni Generali SpA	21,691	$339,605
Atlantia SpA	6,019	95,331
Banca Monte Dei Paschi di Siena SpA (b)	132,327	31,584
Banco Popolare Societa Cooperativa (b)	33,734	42,736
Enel Green Power SpA	33,575	63,098
Enel SpA	122,604	402,010
Eni SpA	46,793	1,047,620
EXOR SpA	1,287	36,074
Fiat Industrial SpA	15,877	179,053
Fiat SpA (b)	16,078	85,886
Finmeccanica SpA (b)	7,705	37,169
Intesa Sanpaolo	183,437	270,277
Intesa Sanpaolo RSP	18,229	23,097
Luxottica Group SpA	3,001	150,679
Mediobanca SpA	9,887	50,539
Pirelli & C. SpA	4,188	44,060
Prysmian SpA	3,927	81,021
Saipem SpA	4,935	151,679
Snam SpA	30,290	138,371
Telecom Italia RNC SpA	111,414	68,690
Telecom Italia SpA	173,646	122,473
Tenaris SA	8,786	178,928
Terna - Rete Elettrica Nationale SpA	22,983	95,393
UBI Banca - Unione di Banche Italiane ScpA	14,865	55,064
UniCredit SpA (b)	73,967	317,499

		4,107,936

Japan (20.80%)
ABC-Mart Inc.	500	19,071
ACOM Co. Ltd. (b)	660	18,898
Advantest Corp.	2,800	39,633
Aeon Co. Ltd.	11,400	147,602
Aeon Credit Service Co. Ltd.	1,400	39,713
Aeon Mall Co. Ltd.	1,400	42,749
Air Water Inc.	2,769	38,618
Aisin Seiki Co. Ltd.	3,500	129,015
Ajinomoto Co. Inc.	12,000	176,445
Alfresa Holdings Corp.	700	38,115
All Nippon Airways Co. Ltd.	21,000	43,338
Amada Co. Ltd.	7,000	46,560
Aozora Bank Ltd.	19,000	53,736
Asahi Glass Co. Ltd.	19,000	132,342
Asahi Group Holdings Ltd.	7,300	174,562
Asahi Kasei Corp.	23,000	155,439
ASICS Corp.	3,000	49,604
Astellas Pharma Inc.	8,298	447,817
Bank of Kyoto Ltd., The	6,000	58,833
Bank of Yokohama Ltd., The	23,000	133,441
Benesse Holdings Inc.	1,300	55,326
Bridgestone Corp.	12,100	407,141
Brother Industries Ltd.	4,300	44,538
CALBEE Inc.	300	23,607
Canon Inc.	20,800	764,400

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Casio Computer Co. Ltd. (b)	4,800	$37,541
Central Japan Railway Co.	2,600	274,724
Chiba Bank Ltd., The	14,000	100,920
Chiyoda Corp.	3,077	34,485
Chubu Electric Power Co. Inc.	11,900	144,932
Chugai Pharmaceutical Co. Ltd.	4,300	95,823
Chugoku Bank Ltd., The	3,000	48,566
Chugoku Electric Power Company Inc., The	5,500	71,871
Citizen Holdings Co. Ltd.	4,800	24,577
Coca-Cola West Co. Ltd.	1,299	22,628
Cosmo Oil Co. Ltd. (b)	11,000	23,275
Credit Saison Co. Ltd.	2,800	70,052
Dai Nippon Printing Co. Ltd.	10,000	95,545
Daicel Chemical Industries Ltd.	5,000	39,136
Daido Steel Co. Ltd.	5,000	26,694
Daihatsu Motor Co. Ltd.	3,000	62,427
Dai-ichi Life Insurance Company Ltd.	157	210,682
Daiichi Sankyo Co. Ltd.	12,540	242,056
Daikin Industries Ltd.	4,400	173,161
Dainippon Sumitomo Pharma Co. Ltd.	3,000	53,082
Daito Trust Construction Co. Ltd.	1,300	111,559
Daiwa House Industry Co. Ltd.	9,000	176,027
Daiwa Securities Group Inc.	30,000	212,659
DeNA Co. Ltd.	1,900	51,806
Denki Kagaku Kogyo KK	9,000	32,537
Denso Corp.	9,100	386,645
Dentsu Inc.	3,316	99,036
Don Quijote Co. Ltd.	900	39,920
East Japan Railway Co.	6,313	519,665
Eisai Co. Ltd.	4,700	210,574
Electric Power Development Co. Ltd.	2,100	53,445
FamilyMart Co. Ltd.	1,100	50,278
Fanuc Corp.	3,500	538,897
Fast Retailing Co. Ltd.	1,000	319,787
Fuji Electric Co. Ltd.	10,000	29,409
Fuji Heavy Industries Ltd.	11,000	174,481
FUJIFILM Holdings Corp.	8,700	172,575
Fujitsu Ltd.	35,000	146,214
Fukuoka Financial Group Inc.	15,000	75,211
Furukawa Electric Co. Ltd.	12,000	26,595
Gree Inc.	1,779	22,410
GS Yuasa Corp.	6,000	25,145
Gunma Bank Ltd.	7,000	41,805
Hachijuni Bank Ltd., The	7,549	45,226
Hakuhodo DY Holdings Inc.	400	30,782
Hamamatsu Photonics KK	1,293	51,292
Hankyu Hanshin Holdings Inc.	21,000	126,801
Hino Motors Ltd.	5,000	54,284
Hirose Electric Co. Ltd.	600	79,181
Hiroshima Bank Ltd., The	9,000	43,597
Hisamitsu Pharmaceutical Co. Inc.	1,200	65,006
Hitachi Chemical Co. Ltd.	1,900	29,124
Hitachi Construction Machinery Co. Ltd.	2,100	45,194
Hitachi High-Technologies Corp.	1,200	25,096

See accompanying notes to schedules of investments.	37

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hitachi Ltd.	85,000	$496,231
Hitachi Metals Ltd.	3,000	28,745
Hokkaido Electric Power Co. Inc. (b)	3,300	33,750
Hokuriku Electric Power Co.	3,100	38,302
Honda Motor Co. Ltd.	29,900	1,151,463
Hoya Corp.	8,100	152,756
Hulic Company Ltd.	4,400	36,225
Ibiden Co. Ltd.	2,300	36,046
Idemitsu Kosan Co. Ltd.	400	34,896
IHI Corp.	25,000	76,118
INPEX Corp.	41	220,817
Isetan Mitsukoshi Holdings Ltd.	6,340	91,654
Isuzu Motors Ltd.	22,000	133,331
Itochu Corp.	28,000	344,045
Itochu Techno-Solutions Corp.	500	24,754
Iyo Bank Ltd., The	5,000	46,407
J. Front Retailing Co. Ltd.	8,600	67,167
Japan Airlines Co. Ltd.	1,100	51,312
Japan Exchange Group Inc.	900	83,458
Japan Petroleum Exploration Co.	500	19,705
Japan Prime Realty Investment Corp.	13	50,354
Japan Real Estate Investment Corp.	10	138,560
Japan Retail Fund Investment Corp.	35	86,839
Japan Steel Works Ltd., The	6,000	31,824
Japan Tobacco Inc.	20,200	646,147
JFE Holdings Inc.	8,500	164,518
JGC Corp.	4,000	102,660
Joyo Bank Ltd., The	12,000	66,941
JSR Corp.	3,300	67,640
JTEKT Corp.	4,300	40,727
Jupiter Telecommunications Co. Ltd.	35	45,798
JX Holdings Inc.	42,300	238,508
Kajima Corp.	15,000	40,766
Kamigumi Co. Ltd.	4,000	36,806
Kaneka Corp.	5,000	28,922
Kansai Electric Power Company Inc., The (b)	14,100	133,707
Kansai Paint Co. Ltd.	4,000	44,426
Kao Corp.	9,800	316,951
Kawasaki Heavy Industries Ltd.	27,000	85,565
KDDI Corp.	10,000	418,119
Keikyu Corp.	9,000	94,015
Keio Corp.	11,000	94,577
Keisei Electric Railway Co. Ltd.	5,000	52,824
Keyence Corp.	870	267,298
Kikkoman Corp.	3,000	52,456
Kinden Corp.	2,000	13,129
Kintetsu Corp.	31,000	144,546
Kirin Holdings Co. Ltd.	16,000	257,254
Kobe Steel Ltd. (b)	48,000	56,506
Koito Manufacturing Company Ltd.	1,924	33,221
Komatsu Ltd.	17,300	413,769
Konami Corp.	1,700	34,026
Konica Minolta Holdings Inc.	9,000	65,999
Kubota Corp.	19,000	275,707
Kuraray Co. Ltd.	6,600	93,069

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Kurita Water Industries Ltd.	2,200	$48,852
Kyocera Corp.	2,700	247,732
Kyowa Hakko Kirin Co. Ltd.	5,000	56,687
Kyushu Electric Power Co. Inc. (b)	7,500	76,468
Lawson Inc.	1,100	84,460
LIXIL Group Corp.	5,100	101,754
M3 Inc.	10	19,524
Mabuchi Motor Co. Ltd.	500	27,040
Makita Corp.	2,100	93,622
Marubeni Corp.	31,000	237,339
Marui Group Co. Ltd.	4,400	45,696
Maruichi Steel Tube Ltd.	1,000	23,334
Mazda Motor Corp. (b)	48,000	141,190
McDonald’s Holdings Company Ltd. (Japan)	1,300	35,008
MEDIPAL HOLDINGS CORP.	2,900	40,688
MEIJI Holdings Company Ltd.	1,068	49,002
Miraca Holdings Inc.	1,090	52,384
Mitsubishi Chemical Holdings Corp.	25,000	119,162
Mitsubishi Corp.	25,200	474,613
Mitsubishi Electric Corp.	36,000	292,858
Mitsubishi Estate Co. Ltd.	23,000	651,530
Mitsubishi Gas Chemical Co. Inc.	7,000	46,361
Mitsubishi Heavy Industries Ltd.	57,000	329,771
Mitsubishi Logistics Corp.	2,000	37,098
Mitsubishi Materials Corp.	21,000	59,445
Mitsubishi Motors Corp. (b)	71,968	75,248
Mitsubishi Tanabe Pharma Corp.	4,300	65,934
Mitsubishi UFJ Financial Group Inc.	233,800	1,410,570
Mitsubishi UFJ Lease & Finance Co. Ltd.	10,500	55,022
Mitsui & Co. Ltd.	32,400	456,777
Mitsui Chemicals Inc.	15,000	32,733
Mitsui Fudosan Co. Ltd.	15,000	428,360
Mitsui OSK Lines Ltd. (b)	21,000	69,491
Mitsui Sumitomo Insurance Group Holdings Inc.	9,300	207,143
Mizuho Financial Group Inc.	419,029	899,154
Murata Manufacturing Co. Ltd.	3,800	287,317
Nabtesco Corp.	1,745	35,827
Namco Bandai Holdings Inc.	3,200	56,606
NEC Corp.	49,000	130,824
Nexon Co. Ltd.	2,000	19,525
NGK Insulators Ltd.	5,000	53,417
NGK Spark Plug Co. Ltd.	3,000	46,010
NHK Spring Co. Ltd.	3,000	31,409
Nidec Corp.	2,000	119,888
Nikon Corp.	6,300	148,404
Nintendo Co. Ltd.	1,900	205,385
Nippon Building Fund Inc.	12	168,146
Nippon Electric Glass Co. Ltd.	7,500	37,449
Nippon Express Co. Ltd.	16,000	76,716
Nippon Meat Packers Inc.	3,000	48,422
Nippon Paper Group Inc.	1,800	27,459
Nippon Steel Corp.	138,000	351,498
Nippon Telegraph & Telephone Corp.	8,013	349,844

38	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nippon Yusen KK	29,000	$74,745
Nishi-Nippon City Bank Ltd., The	12,000	37,165
Nissan Motor Co. Ltd.	45,300	439,429
Nisshin Seifun Group Inc.	3,300	43,600
Nissin Foods Holdings Co. Ltd.	1,100	50,499
Nitori Holdings Co. Ltd.	600	46,324
Nitto Denko Corp.	3,100	186,658
NKSJ Holdings Inc.	6,900	145,349
NOK Corp.	2,000	28,934
Nomura Holdings Inc.	67,700	420,941
Nomura Real Estate Holdings Inc.	1,800	40,398
Nomura Real Estate Office Fund Inc.	5	36,852
Nomura Research Institute Ltd.	2,000	51,650
NSK Ltd.	8,000	61,066
NTT Data Corp.	23	75,947
NTT DoCoMo Inc.	278	413,266
NTT Urban Development Corp.	23	27,726
Obayashi Corp.	12,000	57,408
Odakyu Electric Railway Co. Ltd.	12,000	149,560
Oji Paper Co. Ltd.	16,000	60,164
Olympus Corp. (b)	4,100	97,289
Omron Corp.	3,800	96,122
Ono Pharmaceutical Co. Ltd.	1,500	92,707
Oracle Corp. Japan	700	31,581
Oriental Land Co. Ltd.	900	147,427
Orix Corp. (b)	19,600	250,252
Osaka Gas Co. Ltd.	35,000	153,057
OTSUKA Corp.	300	32,689
Otsuka Holdings Co. Ltd.	6,631	230,158
Panasonic Corp.	41,100	309,494
Park24 Co. Ltd.	1,500	29,367
Rakuten Inc.	13,600	139,089
Resona Holdings Inc.	35,495	187,417
Ricoh Co. Ltd.	12,000	131,009
RINNAI Corp.	600	42,776
Rohm Co. Ltd.	1,800	62,411
Sankyo Co. Ltd.	1,000	46,821
Sanrio Co. Ltd.	800	35,531
Santen Pharmaceutical Co. Ltd.	1,400	64,752
SBI Holdings Inc.	4,000	35,522
Secom Co. Ltd.	3,900	201,281
Sega Sammy Holdings Inc.	3,926	78,817
Sekisui Chemical Co. Ltd.	8,000	88,386
Sekisui House Ltd.	10,000	135,886
Seven & I Holdings Co. Ltd.	14,080	467,168
Seven Bank Ltd.	11,000	35,419
Sharp Corp. (b)	19,000	54,362
Shikoku Electric Power Co. Inc. (b)	3,100	44,184
Shimadzu Corp.	4,000	28,421
Shimamura Co. Ltd.	400	46,767
Shimano Inc.	1,400	114,596
Shimizu Corp.	11,000	36,093
Shin-Etsu Chemical Co. Ltd.	7,500	497,420
Shinsei Bank Ltd.	26,000	59,745
Shionogi & Co. Ltd.	5,700	115,517
Shiseido Co. Ltd.	6,700	93,930

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Shizuoka Bank Ltd., The	10,000	$112,885
Showa Denko KK	28,000	42,187
Showa Shell Sekiyu KK	3,400	24,159
SMC Corp.	1,000	194,188
Softbank Corp.	17,400	801,649
Sojitz Corp.	22,100	34,684
Sony Corp.	18,700	325,396
Sony Financial Holdings Inc.	3,200	47,861
Stanley Electric Co. Ltd.	2,800	48,577
SUMCO Corp.	2,300	26,172
Sumitomo Chemical Co. Ltd.	27,000	85,001
Sumitomo Corp.	19,700	249,169
Sumitomo Electric Industries Ltd.	14,300	175,948
Sumitomo Heavy Industries Ltd.	10,000	39,710
Sumitomo Metal Mining Co. Ltd.	10,000	142,156
Sumitomo Mitsui Financial Group Inc.	24,589	1,008,760
Sumitomo Mitsui Trust Holdings Inc.	58,000	276,186
Sumitomo Realty & Development Co. Ltd.	6,000	233,742
Sumitomo Rubber Industries Ltd.	3,100	52,044
Suruga Bank Ltd.	3,000	48,209
Suzuken Co. Ltd.	1,280	46,467
Suzuki Motor Corp.	6,498	145,628
Sysmex Corp.	1,400	85,298
T&D Holdings Inc.	10,700	128,154
TAIHEIYO CEMENT CORP.	20,000	48,034
Taisei Corp.	19,000	52,868
Taisho Pharmaceutical Holdings Co. Ltd.	700	49,612
Taiyo Nippon Sanso Corp.	5,000	34,819
Takashimaya Co. Ltd.	5,000	49,605
Takeda Pharmaceutical Co. Ltd.	14,400	788,871
TDK Corp.	2,300	80,835
Teijin Ltd.	18,000	41,763
Terumo Corp.	2,800	120,516
THK Co. Ltd.	2,200	43,714
Tobu Railway Co. Ltd.	19,000	109,078
Toho Co. Ltd.	2,200	45,991
Toho Gas Co. Ltd.	8,000	50,968
Tohoku Electric Power Co. Inc. (b)	8,400	66,999
Tokio Marine Holdings Inc.	12,600	364,523
Tokyo Electric Power Company Inc. (b)	26,900	66,835
Tokyo Electron Ltd.	3,200	136,526
Tokyo Gas Co. Ltd.	46,000	248,655
Tokyu Corp.	21,000	155,348
Tokyu Land Corp.	8,000	75,490
TonenGeneral Sekiyu KK	5,000	49,581
Toppan Printing Co. Ltd.	10,000	72,193
Toray Industries Inc.	27,000	183,391
Toshiba Corp.	75,000	382,461
Toto Ltd.	5,000	44,921
Toyo Seikan Kaisha Ltd.	2,800	38,721
Toyo Suisan Kaisha Ltd.	1,000	30,869
Toyoda Gosei Co. Ltd.	1,200	28,882
Toyota Boshoku Corp.	1,400	19,822

See accompanying notes to schedules of investments.	39

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Toyota Industries Corp.	2,900	$106,833
Toyota Motor Corp.	50,800	2,619,541
Toyota Tsusho Corp.	3,900	99,977
Trend Micro Inc.	2,000	56,155
Tsumura & Co.	1,100	40,218
UBE Industries Ltd.	19,000	37,536
Unicharm Corp.	2,100	119,906
Ushio Inc.	2,000	20,474
USS Co. Ltd.	420	48,303
West Japan Railway Co.	3,200	153,953
Yahoo Japan Corp.	272	125,479
Yakult Honsha Co. Ltd.	1,800	72,671
Yamada Denki Co. Ltd.	1,550	71,115
Yamaguchi Financial Group Inc.	4,000	39,944
Yamaha Corp.	2,900	28,235
Yamaha Motor Co. Ltd.	5,400	73,123
Yamato Holdings Co. Ltd.	6,900	125,156
Yamato Kogyo Co. Ltd.	800	21,937
Yamazaki Baking Co. Ltd.	2,000	26,405
Yaskawa Electric Corp.	4,000	40,305
Yokogawa Electric Corp.	3,100	31,112

		45,008,178

Netherlands (2.65%)
Aegon NV	31,865	192,403
Akzo Nobel NV	4,288	272,444
ArcelorMittal	18,418	239,276
ASML Holding NV	6,002	404,270
Corio NV	1,179	55,075
D.E Master Blenders 1753 NV (b)	11,009	170,128
Delta Lloyd NV	2,240	38,581
Fugro NV	1,297	71,892
Heineken Holding NV	1,893	121,464
Heineken NV	4,300	324,333
ING Groep NV (b)	71,332	513,265
Koninklijke Ahold NV	18,371	281,633
Koninklijke Boskalis Westminster NV CVA	1,279	50,883
Koninklijke DSM NV	2,876	167,593
Koninklijke KPN NV	18,648	62,811
Koninklijke Philips Electronics NV	17,589	520,406
Koninklijke Vopak NV	1,299	78,364
Randstad Holding NV	2,287	93,876
Reed Elsevier NV	12,218	209,461
TNT Express NV	6,074	44,545
Unibail-Rodamco SE	1,679	391,060
Unilever NV CVA	30,056	1,231,501
Wolters Kluwer - CVA	5,648	123,420
Ziggo NV	2,165	76,176

		5,734,860

New Zealand (0.13%)
Auckland International Airport Ltd.	18,043	44,527
Contact Energy Ltd.	6,866	32,758
Fletcher Building Ltd.	12,554	90,245
SKYCITY Entertainment Group Ltd.	10,408	38,455

	Shares	Value
Common Stocks (Cont.)
New Zealand (Cont.)
Telecom Corp. of New Zealand Ltd.	36,499	$71,635

		277,620

Norway (0.87%)
Aker Solutions ASA	3,204	60,140
DnB NOR ASA	18,208	267,970
Gjensidige Forsikring ASA	3,900	64,535
Norsk Hydro ASA	17,016	74,083
Orkla ASA	14,531	116,807
Seadrill Ltd.	6,522	237,684
Statoil ASA	20,384	497,633
Subsea 7 SA	5,235	123,031
Telenor ASA	12,817	282,206
Yara International ASA	3,486	159,132

		1,883,221

Portugal (0.16%)
Banco Espirito Santo SA Reg. (b)	33,959	34,829
Energias de Portugal SA	35,503	109,408
Galp Energia SGPS SA B Shares	4,232	66,345
Jeronimo Martins SGPS SA	4,129	80,404
Portugal Telecom SGPS SA	12,356	61,252

		352,238

Singapore (1.72%)
Ascendas Real Estate
Investment Trust	34,000	71,444
CapitaCommercial Trust	35,000	44,827
Capitaland Ltd.	47,000	134,431
Capitamall Trust	41,000	69,202
CapitaMalls Asia Ltd.	26,807	44,474
City Developments Ltd.	9,000	82,525
Comfortdelgro Corp. Ltd.	36,000	55,551
DBS Group Holdings Ltd.	33,791	437,351
Genting Singapore PLC	114,000	137,924
Global Logistic Properties Ltd.	37,726	80,117
Golden Agri-Resources Ltd.	125,330	58,649
Hutchison Port Holdings Trust	100,000	85,322
Jardine Cycle & Carriage Ltd.	1,863	77,039
Keppel Corp. Ltd.	25,400	230,089
Keppel Land Ltd.	14,101	44,975
Noble Group Ltd.	72,800	71,726
Olam International Ltd.	27,798	38,699
Oversea-Chinese Banking Corporation Ltd.	47,797	411,752
Sembcorp Industries Ltd.	18,220	76,502
Sembcorp Marine Ltd.	15,800	56,686
Singapore Airlines Ltd.	10,267	90,187
Singapore Exchange Ltd.	16,000	99,674
Singapore Press Holdings Ltd.	28,000	101,289
Singapore Technologies Engineering Ltd.	29,000	101,031
Singapore Telecommunications Ltd.	145,450	421,716
StarHub Ltd.	12,000	42,185
United Overseas Bank Ltd.	22,881	377,215

40	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
UOL Group Ltd.	8,639	$48,784
Wilmar International Ltd.	36,000	100,649
Yangzijiang Shipbuilding Holdings Ltd.	36,548	28,726

		3,720,741

Spain (2.67%)
Abertis Infraestructuras SA	6,904	116,324
Acciona SA	474	25,952
ACS Actividades de Construccion y Servicios SA	2,750	64,432
Amadeus IT Holding SA A Shares	5,884	159,504
Banco Bilbao Vizcaya Argentaria SA	100,361	876,335
Banco de Sabadell SA (b)	51,788	95,358
Banco Popular Espanol SA (b)	106,200	78,968
Banco Santander SA (Madrid)	190,199	1,288,529
Bankia SA (b)	20,517	4,362
CaixaBank	15,134	51,344
CaixaBank SA Rights (b) (c)	15,134	1,024
Distribuidora Internacional de Alimentacion SA	11,086	76,941
Enagas SA	3,355	78,246
Ferrovial SA	7,510	119,531
Gas Natural SDG SA	6,202	110,054
Grifols SA (b)	2,490	92,484
Grifols SA Class B (b)	383	11,041
Iberdrola SA	86,613	404,904
Industria de Diseno Textil SA	4,020	535,707
International Consolidated Airlines Group SA (b)	17,929	69,164
Mapfre SA	14,174	44,047
Red Electrica Corporacion SA	2,041	102,787
Repsol SA	15,416	313,192
Telefonica SA	75,302	1,020,233
Zardoya Otis SA	2,859	38,326

		5,778,789

Sweden (3.18%)
Alfa Laval AB	6,241	144,074
Assa Abloy AB Class B	5,958	243,567
Atlas Copco AB Class A	12,529	356,494
Atlas Copco AB Class B	7,269	184,169
Boliden AB	5,049	81,560
Electrolux AB Series B	4,525	115,344
Elekta AB B Shares	6,672	101,208
Getinge AB B Shares	3,687	112,580
Hennes & Mauritz AB (H&M) B Shares	17,485	626,210
Hexagon AB B Shares	4,256	116,231
Husqvarna AB B Shares	8,301	49,106
Industrivarden AB C Shares	2,307	42,081
Investment AB Kinnevik B Shares	3,925	95,282
Investor AB B Shares	8,497	245,789
Lundin Petroleum AB (b)	4,181	90,853
Millicom International Cellular SA SDR	1,137	90,842
Nordea Bank AB	48,055	545,170
Ratos AB B Shares	3,562	37,695

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Sandvik AB	18,761	$289,402
Scania AB Class B	5,897	123,719
Securitas AB Class B	5,922	55,808
Skandinaviska Enskilda Banken AB Class A	26,151	262,995
Skanska AB Class B	6,627	120,011
SKF AB B Shares	7,282	177,936
Svenska Cellulosa AB B Shares	10,773	278,136
Svenska Handelsbanken AB A Shares	9,178	392,554
Swedbank AB - A Shares	14,849	338,325
Swedish Match AB	3,776	117,216
Tele2 AB Class B	5,918	103,225
Telefonaktiebolaget LM Ericsson B Shares	54,928	688,121
TeliaSonera AB	39,454	281,783
Volvo AB B Shares	26,002	379,625

		6,887,111

Switzerland (8.92%)
ABB Ltd. Reg. (b)	40,359	916,215
Actelion Ltd. Reg. (b)	2,113	114,896
Adecco SA Reg. (b)	2,435	133,555
Aryzta AG (b)	1,552	91,728
Baloise Holding AG Reg.	894	83,992
Banque Cantonale Vaudoise (BCV) Reg.	57	31,852
Barry Callebaut AG Reg. (b)	34	32,805
Compagnie Financiere Richemont SA Class A	9,569	753,383
Credit Suisse Group AG Reg. (b)	23,051	606,258
Ems-Chemie Holding AG Reg	136	40,952
Geberit AG Reg. (b)	690	170,136
Givaudan SA Reg. (b)	154	189,318
Holcim Ltd. Reg. (b)	4,246	339,153
Julius Baer Group Ltd. (b)	3,923	152,889
Kuehne & Nagel International AG Reg.	1,002	109,396
Lindt & Spruengli AG (b)	16	61,612
Lindt & Spruengli AG Reg. (b)	2	90,243
Lonza Group AG Reg. (b)	914	59,425
Nestle SA Reg.	59,415	4,300,136
Novartis AG	42,476	3,027,345
Pargesa Holding SA	503	34,243
Partners Group Holding AG	298	73,594
Roche Holding AG	12,972	3,024,071
Schindler Holding AG	898	131,714
Schindler Holding AG Reg.	401	57,224
SGS SA Reg	102	250,347
Sika AG	37	90,029
Sonova Holding AG Reg. (b)	909	109,165
Sulzer AG Reg.	461	78,886
Swatch Group AG Reg., The	842	85,615
Swatch Group AG, The	579	337,556
Swiss Life Holding AG Reg. (b)	586	87,111
Swiss Prime Site AG Reg. (b)	943	76,378
Swiss Re AG (b)	6,441	524,568

See accompanying notes to schedules of investments.	41

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Swisscom AG	437	$202,387
Syngenta AG Reg.	1,710	715,563
Transocean Ltd. (b)	6,397	330,495
UBS AG Reg. (b)	67,155	1,032,656
Zurich Insurance Group AG (b)	2,741	765,149

		19,312,040

United Kingdom (21.36%)
3i Group PLC	18,448	88,846
Aberdeen Asset Management PLC	15,540	101,554
Admiral Group PLC	3,937	79,882
Aggreko PLC	4,955	134,481
AMEC PLC	5,496	88,322
Anglo American PLC	25,545	659,653
Antofagasta PLC	7,341	110,196
ARM Holdings PLC	25,181	354,807
Associated British Foods PLC	6,686	193,382
AstraZeneca PLC	22,862	1,146,774
Aviva PLC	53,863	244,158
Babcock International Group PLC	6,564	108,696
BAE Systems PLC	59,214	355,530
Balfour Beatty PLC	13,210	47,257
Barclays PLC	215,978	960,943
BG Group PLC	62,598	1,077,189
BHP Billiton PLC	38,823	1,130,592
BP PLC	351,223	2,469,801
British American Tobacco PLC	35,787	1,918,988
British Land Co. PLC	15,694	129,919
British Sky Broadcasting Group PLC	20,375	273,858
BT Group PLC	144,874	611,887
Bunzl PLC	6,336	125,063
Burberry Group PLC	8,296	167,952
Capita PLC	11,739	160,465
Carnival PLC	3,381	118,201
Centrica PLC	95,170	532,730
Cobham PLC	20,495	75,902
Compass Group PLC	34,125	436,774
Croda International PLC	2,427	101,374
Diageo PLC	46,194	1,455,598
Eurasian Natural Resources Corp.	4,709	17,692
Evraz PLC	5,898	19,981
Experian PLC	18,694	324,004
Fresnillo PLC	3,335	68,979
G4S PLC	26,089	115,929
GKN PLC	29,781	120,013
GlaxoSmithKline PLC	90,226	2,112,825
Glencore International PLC	70,721	383,730
Hammerson PLC	13,360	100,142
Hargreaves Lansdown PLC	4,297	56,815
HSBC Holdings PLC	337,636	3,602,433
ICAP PLC	10,458	46,280
IMI PLC	5,724	112,995
Imperial Tobacco Group PLC	18,312	640,467
Inmarsat PLC	8,616	92,239
InterContinental Hotels Group PLC	5,161	157,757
Intertek Group PLC	3,014	155,741

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Intu Properties PLC	12,290	$62,601
Invensys PLC	15,644	83,784
Investec PLC	8,885	62,137
ITV PLC	67,564	133,217
J Sainsbury PLC	22,870	131,730
Johnson Matthey PLC	3,807	133,553
Kazakhmys PLC	3,909	23,391
Kingfisher PLC	44,430	194,751
Land Securities Group PLC	14,719	185,806
Legal & General Group PLC	109,703	288,687
Lloyds Banking Group PLC (b)	775,629	577,934
London Stock Exchange Group PLC	3,011	59,880
Marks & Spencer Group PLC	29,379	174,222
Meggitt PLC	14,507	108,544
Melrose Industries PLC	22,389	90,676
National Grid PLC	66,891	777,257
Next PLC	3,053	202,830
Old Mutual PLC	89,706	277,170
Pearson PLC	14,902	268,134
Petrofac Ltd.	4,847	105,808
Prudential PLC	46,763	759,503
Randgold Resources Ltd.	1,599	137,895
Reckitt Benckiser Group PLC	11,945	857,622
Reed Elsevier PLC	22,866	272,050
Resolution Ltd.	25,930	107,718
Rexam PLC	15,034	120,722
Rio Tinto PLC	24,653	1,161,167
Rolls-Royce Holdings PLC (b)	34,237	589,120
Royal Bank of Scotland Group PLC (b)	38,305	160,964
Royal Dutch Shell PLC Class A	68,765	2,229,594
Royal Dutch Shell PLC Class B	48,454	1,611,340
RSA Insurance Group PLC	64,711	114,742
SABMiller PLC	17,583	927,428
Sage Group PLC, The	23,239	121,187
Schroders PLC	2,153	69,159
SEGRO PLC	14,566	56,421
Serco Group PLC	9,463	90,460
Severn Trent PLC	4,494	117,103
Shire PLC	10,261	312,493
Smith & Nephew PLC	16,679	192,915
Smiths Group PLC	7,222	138,316
SSE PLC	17,592	397,691
Standard Chartered PLC	44,096	1,145,002
Standard Life PLC	43,988	245,251
Tate & Lyle PLC	8,795	113,642
Tesco PLC	147,720	858,716
Tui Travel PLC	7,062	35,034
Tullow Oil PLC	16,604	310,823
Unilever PLC	23,639	999,862
United Utilities Group PLC	12,767	137,589
Vedanta Resources PLC	2,224	34,124
Vodafone Group PLC	904,745	2,567,377
Weir Group PLC, The	3,929	135,553
Whitbread PLC	3,381	132,241
William Morrison Supermarkets PLC	43,619	183,344
Wolseley PLC	5,065	252,597

42	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
WPP PLC	23,351	$373,176
Xstrata PLC	38,674	629,598

		46,230,447

Total Common Stocks
(cost $173,341,447)		209,568,189

Preferred Stocks (a) (0.55%)
Germany (0.55%)
Bayerische Moteren Werke (BMW) AG PFD	943	60,367
Henkel AG & Co. KGaA PFD	3,333	321,105
Porsche Automobil Holding SE PFD	2,847	208,590
ProSiebenSat.1 Media AG PFD	1,508	53,978
RWE AG-Non Voting PFD	765	27,483
Volkswagen AG PFD	2,660	529,798

		1,201,321

Total Preferred Stocks
(cost $550,447)		1,201,321

	Shares	Value
Short-term Investments (1.33%)
State Street Institutional U.S. Government Money Market Fund	2,875,514	$2,875,514

Total Short-term Investments
(cost $2,875,514)		2,875,514

TOTAL INVESTMENTS (98.71%)
(cost $176,767,408)		213,645,024
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (1.29%)		2,781,416

NET ASSETS (100.00%)		$216,426,440

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	At March 31, 2013, cash in the amount of $684,755 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

See accompanying notes to schedules of investments.	43

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$57,850,664	27.08
British Pound	46,230,447	21.64
Japanese Yen	45,008,178	21.07
Australian Dollar	19,384,117	9.07
Swiss Franc	19,312,040	9.04
Swedish Krona	6,887,111	3.22
Hong Kong Dollar	6,662,035	3.12
Singapore Dollar	3,635,419	1.70
United States Dollar	2,960,836	1.39
Danish Krone	2,374,687	1.11
Norwegian Krone	1,883,221	0.88
Israeli Shekel	1,178,649	0.55
New Zealand Dollar	277,620	0.13

Total Investments	$213,645,024	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$52,296,960	24.16
Industrials	26,381,674	12.19
Consumer Staples	26,014,726	12.02
Consumer Discretionary	23,139,079	10.69
Health Care	21,788,503	10.07
Materials	18,748,821	8.66
Energy	15,111,377	6.98
Telecommunication Services	10,368,103	4.79
Information Technology	9,204,741	4.25
Utilities	7,715,526	3.57

Total Stocks	210,769,510	97.38
Short-term Investments	2,875,514	1.33
Cash and Other Assets, Net of Liabilities	2,781,416	1.29

Net Assets	$216,426,440	100.00%

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	5	June 2013	$659,569	$646,424	$(13,145)
Euro Stoxx 50	64	June 2013	2,165,034	2,095,262	(69,772)
FTSE 100 Index	15	June 2013	1,456,547	1,447,504	(9,043)
Hang Seng Index	2	April 2013	288,296	287,483	(813)
Nikkei 225 Index	18	June 2013	1,113,773	1,187,922	74,149

Total					$(18,624)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Currency	Counterparty	Settlement Date	Foreign amount Purchased (Sold)	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
Australian Dollar	Morgan Stanley and Co. Inc.	06/19/2013	126,459	$(130,000)	$1,663	$—
British Pound	Goldman Sachs Capital Markets LP	06/19/2013	460,872	(692,000)	8,273	—
Euro	Citibank N.A.	06/19/2013	884,257	(1,146,000)	—	(11,887)
Hong Kong Dollar	Citibank N.A.	06/19/2013	775,520	(100,000)	—	(95)
Japanese Yen	Morgan Stanley and Co. Inc.	06/19/2013	69,321,384	(720,000)	16,404	—
Swiss Franc	UBS AG	06/19/2013	190,742	(200,000)	929	—
Japanese Yen	Citibank N.A.	04/01/2013	(18,843,000)	200,000	—	(170)

Total					$27,269	$(12,152)

44	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Registered Investment Companies (99.50%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (a)	6,999,578	$81,825,068
State Farm Mutual Fund Trust Equity Fund Institutional Shares (a)	18,666,122	135,516,043

Total Registered Investment Companies
(cost $ 210,591,550)		217,341,111

TOTAL INVESTMENTS (99.50%)
(cost $ 210,591,550)		217,341,111
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.50%)		1,099,478

NET ASSETS (100.00%)		$218,440,589

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to schedules of investments.	45

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (50.55%)
Aerospace/Defense (1.20%)
Northrop Grumman Corp.
3.700%, 08/01/2014	$500,000	$519,949
5.050%, 08/01/2019	500,000	580,686
Raytheon Co.
3.125%, 10/15/2020	1,500,000	1,584,182
Northrop Grumman Corp.
3.500%, 03/15/2021	500,000	534,762
Lockheed Martin Corp.
3.350%, 09/15/2021	2,000,000	2,099,314
General Dynamics Corp.
2.250%, 11/15/2022	2,000,000	1,922,708
Raytheon Co.
2.500%, 12/15/2022	2,000,000	1,952,790

		9,194,391

Agriculture, Foods, & Beverage (3.84%)
HJ Heinz Co.
5.350%, 07/15/2013	1,000,000	1,010,000
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	536,213
Kellogg Co.
4.450%, 05/30/2016	1,000,000	1,100,284
Hershey Co.
5.450%, 09/01/2016	500,000	570,736
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,167,241
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	572,078
Coca-Cola Co., The
5.350%, 11/15/2017	2,000,000	2,371,156
Kraft Foods Inc.
6.125%, 02/01/2018	131,000	157,116
Kraft Foods Group Inc.
6.125%, 08/23/2018	369,000	448,805
Pepsico Inc.
7.900%, 11/01/2018	500,000	665,704
Coca-Cola Co., The
3.150%, 11/15/2020	1,000,000	1,080,197
Kellogg Co.
4.000%, 12/15/2020	1,000,000	1,113,410
Campbell Soup Co.
4.250%, 04/15/2021	2,000,000	2,210,498
Hormel Foods Corp.
4.125%, 04/15/2021	1,000,000	1,112,287
HJ Heinz Co.
3.125%, 09/12/2021	1,000,000	1,011,875
2.850%, 03/01/2022	2,000,000	2,021,250
Pepsico Inc.
2.750%, 03/05/2022	1,500,000	1,528,722
Kellogg Co.
3.125%, 05/17/2022	2,000,000	2,071,728
Kraft Foods Group Inc.
3.500%, 06/06/2022	1,500,000	1,568,432
Sysco Corp.
2.600%, 06/12/2022	1,000,000	999,249

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Campbell Soup Co.
2.500%, 08/02/2022	$1,000,000	$951,765
Kellogg Co.
2.750%, 03/01/2023	1,000,000	1,003,515
Pepsico Inc.
2.750%, 03/01/2023	2,000,000	2,001,866
Coca-Cola Co., The
2.500%, 04/01/2023	2,000,000	2,016,036

		29,290,163

Automotive (0.76%)
Daimler Finance NA LLC
6.500%, 11/15/2013	500,000	518,458
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,195,684
Toyota Motor Credit Corp.
3.300%, 01/12/2022	1,000,000	1,060,308
2.625%, 01/10/2023	2,000,000	1,995,850

		5,770,300

Banks (1.49%)
Wachovia Corp.
5.700%, 08/01/2013	500,000	508,806
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	526,734
US Bank NA
4.950%, 10/30/2014	500,000	532,686
Fifth Third Bank
4.750%, 02/01/2015	500,000	533,436
Wachovia Bank NA
5.600%, 03/15/2016	500,000	564,756
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	569,708
Wachovia Corp.
5.750%, 06/15/2017	500,000	587,622
KFW
4.875%, 06/17/2019	1,000,000	1,207,700
Bank of New York Mellon Corp.
3.550%, 09/23/2021	2,000,000	2,164,504
Wells Fargo & Co.
3.500%, 03/08/2022	2,000,000	2,101,996
US Bancorp
3.000%, 03/15/2022	2,000,000	2,061,550

		11,359,498

Building Materials & Construction (1.04%)
Leggett & Platt Inc.
4.700%, 04/01/2013	500,000	500,000
CRH America Inc.
5.300%, 10/15/2013	1,000,000	1,023,034
6.000%, 09/30/2016	500,000	568,866
5.750%, 01/15/2021	1,000,000	1,115,351
Fluor Corp.
3.375%, 09/15/2021	2,000,000	2,115,486

46	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Building Materials & Construction (Cont.)
Sonoco Products Co.
4.375%, 11/01/2021	$1,000,000	$1,084,630
Stanley Black & Decker Inc.
2.900%, 11/01/2022	1,500,000	1,506,354

		7,913,721

Chemicals (2.87%)
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	500,000	523,721
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,153,605
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	587,190
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	615,149
PPG Industries Inc.
7.400%, 08/15/2019	500,000	609,729
3.600%, 11/15/2020	1,000,000	1,071,606
E.I. du Pont de Nemours and Co.
3.625%, 01/15/2021	1,000,000	1,096,973
Praxair Inc.
4.050%, 03/15/2021	1,000,000	1,114,243
3.000%, 09/01/2021	1,000,000	1,042,415
Dow Chemical Co., The
4.125%, 11/15/2021	1,000,000	1,070,540
Praxair Inc.
2.450%, 02/15/2022	1,000,000	1,003,174
Syngenta Finance NV
3.125%, 03/28/2022	2,000,000	2,061,120
Monsanto Co.
2.200%, 07/15/2022	1,300,000	1,277,498
PPG Industries Inc.
2.700%, 08/15/2022	2,000,000	1,973,992
Dow Chemical Co., The
3.000%, 11/15/2022	2,000,000	1,965,604
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	2,000,000	2,031,260
Praxair Inc.
2.700%, 02/21/2023	2,000,000	2,020,528
Dow Chemical Co., The
7.375%, 11/01/2029	500,000	664,556

		21,882,903

Colleges (0.15%)
Dartmouth College
4.750%, 06/01/2019	1,000,000	1,170,968

Commercial Service/Supply (0.63%)
Pitney Bowes Inc.
4.875%, 08/15/2014	500,000	522,762
5.750%, 09/15/2017	500,000	545,869
Cintas Corp. No. 2
6.125%, 12/01/2017	500,000	598,110

	Principal amount	Value
Corporate Bonds (Cont.)
Commercial Service/Supply (Cont.)
4.300%, 06/01/2021	$1,000,000	$1,099,609
3.250%, 06/01/2022	2,000,000	2,045,290

		4,811,640

Computer Software & Services (1.20%)
Texas Instruments Inc.
1.650%, 08/03/2019	1,000,000	998,496
Microsoft Corp.
3.000%, 10/01/2020	2,000,000	2,137,258
Intel Corp.
3.300%, 10/01/2021	2,000,000	2,098,454
Oracle Corp.
2.500%, 10/15/2022	2,000,000	1,963,424
Intel Corp.
2.700%, 12/15/2022	2,000,000	1,981,554

		9,179,186

Computers (1.07%)
International Business
Machines Corp.
6.500%, 10/15/2013	500,000	516,345
5.700%, 09/14/2017	500,000	598,232
1.875%, 05/15/2019	2,000,000	2,052,528
Hewlett-Packard Co.
3.750%, 12/01/2020	1,000,000	992,791
4.300%, 06/01/2021	2,000,000	2,030,326
International Business
Machines Corp.
1.875%, 08/01/2022	1,000,000	955,615
Hewlett-Packard Co.
4.050%, 09/15/2022	1,000,000	1,009,457

		8,155,294

Consumer & Marketing (2.82%)
Procter & Gamble Co., The
4.950%, 08/15/2014	1,000,000	1,063,568
Clorox Co.
5.000%, 01/15/2015	500,000	535,570
Procter & Gamble Co., The
3.150%, 09/01/2015	1,000,000	1,063,529
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,163,035
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	604,598
Danaher Corp.
5.625%, 01/15/2018	500,000	594,717
Kimberly-Clark Corp.
6.250%, 07/15/2018	1,000,000	1,241,240
McDonald’s Corp.
1.875%, 05/29/2019	500,000	509,354
Colgate-Palmolive Co.
2.950%, 11/01/2020	1,000,000	1,062,209

See accompanying notes to schedules of investments.	47

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Unilever Capital Corp.
4.250%, 02/10/2021	$3,000,000	$3,427,524
Clorox Co.
3.800%, 11/15/2021	1,000,000	1,075,352
McDonald’s Corp.
2.625%, 01/15/2022	1,000,000	1,020,972
Valspar Corp.
4.200%, 01/15/2022	2,000,000	2,176,506
Procter & Gamble Co., The
2.300%, 02/06/2022	2,000,000	2,011,310
Colgate-Palmolive Co.
2.300%, 05/03/2022	2,000,000	1,998,514
Clorox Co.
3.050%, 09/15/2022	1,000,000	1,008,902
Colgate-Palmolive Co.
1.950%, 02/01/2023	1,000,000	960,032

		21,516,932

Electronic/Electrical Manufacturing (0.21%)
Emerson Electric Co.
4.500%, 05/01/2013	500,000	501,612
4.750%, 10/15/2015	1,000,000	1,101,623

		1,603,235

Financial Services (1.61%)
AMB Property L.P.
6.300%, 06/01/2013	1,000,000	1,008,163
JPMorgan Chase & Co.
5.375%, 01/15/2014	500,000	519,725
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	539,368
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	565,892
General Electric Capital Corp.
5.400%, 02/15/2017	500,000	574,300
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,000,000	1,177,949
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	1,221,773
General Electric Capital Corp.
4.650%, 10/17/2021	1,000,000	1,119,552
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,095,921
General Electric Capital Corp.
3.150%, 09/07/2022	1,500,000	1,490,410
JPMorgan Chase & Co.
3.250%, 09/23/2022	2,000,000	1,996,912
3.200%, 01/25/2023	1,000,000	998,382

		12,308,347

Forest Products & Paper (0.16%)
International Paper Co.
5.250%, 04/01/2016	500,000	554,020

	Principal amount	Value
Corporate Bonds (Cont.)
Forest Products & Paper (Cont.)
Willamette Industries Inc.
9.000%, 10/01/2021	$500,000 $	667,482

		1,221,502

Health Care (5.25%)
Becton Dickinson & Co.
4.550%, 04/15/2013	500,000	500,691
Johnson & Johnson
3.800%, 05/15/2013	1,000,000	1,004,141
Schering-Plough Corp.
5.300%, 12/01/2013	1,000,000	1,033,021
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,035,468
GlaxoSmithKline Capital Inc.
4.375%, 04/15/2014	1,000,000	1,040,990
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,055,900
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	1,052,241
Amgen Inc.
4.850%, 11/18/2014	500,000	533,499
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	541,005
Baxter International Inc.
4.625%, 03/15/2015	1,000,000	1,074,950
Medtronic Inc.
4.750%, 09/15/2015	500,000	549,116
Baxter International Inc.
5.900%, 09/01/2016	500,000	581,517
Eli Lilly & Co.
5.200%, 03/15/2017	2,000,000	2,318,204
Wyeth
5.450%, 04/01/2017	500,000	586,804
Amgen Inc.
5.850%, 06/01/2017	500,000	590,624
Johnson & Johnson
5.550%, 08/15/2017	500,000	598,026
AstraZeneca PLC
5.900%, 09/15/2017	500,000	600,200
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	605,990
Becton Dickinson & Co.
5.000%, 05/15/2019	1,000,000	1,177,879
Baxter International Inc.
4.500%, 08/15/2019	500,000	577,438
AstraZeneca PLC
1.950%, 09/18/2019	1,500,000	1,518,699
Becton Dickinson & Co.
3.250%, 11/12/2020	1,000,000	1,061,707
CR Bard Inc.
4.400%, 01/15/2021	1,000,000	1,117,914
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	1,119,629

48	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Sanofi-Aventis
4.000%, 03/29/2021	$1,000,000	$1,112,685
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,042,630
Amgen Inc.
3.875%, 11/15/2021	1,000,000	1,091,466
Medtronic Inc.
3.125%, 03/15/2022	1,000,000	1,046,294
GlaxoSmithKline Capital Inc.
2.850%, 05/08/2022	2,000,000	2,040,410
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,422,380
Baxter International Inc.
2.400%, 08/15/2022	2,000,000	1,957,270
Merck & Co. Inc.
2.400%, 09/15/2022	2,000,000	1,985,080
Novartis Capital Corp.
2.400%, 09/21/2022	2,000,000	1,988,404
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	2,000,000	2,012,294
Medtronic Inc.
2.750%, 04/01/2023	2,500,000	2,491,530

		40,066,096

Machinery & Manufacturing (4.77%)
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	764,742
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	1,090,403
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,064,293
Thermo Electron Corp.
5.000%, 06/01/2015	500,000	542,130
Dover Corp.
4.875%, 10/15/2015	1,000,000	1,103,425
Honeywell International Inc.
5.400%, 03/15/2016	1,000,000	1,131,835
Caterpillar Inc.
5.700%, 08/15/2016	500,000	578,431
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,146,653
Honeywell International Inc.
5.300%, 03/15/2017	500,000	580,848
Cooper U.S. Inc.
6.100%, 07/01/2017	500,000	590,944
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	595,204
John Deere Capital Corp.
2.800%, 09/18/2017	2,000,000	2,138,058
Covidien International
6.000%, 10/15/2017	500,000	599,830
United Technologies Corp.
5.375%, 12/15/2017	500,000	592,970

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
John Deere Capital Corp.
1.700%, 01/15/2020	$1,000,000	$984,867
Cooper U.S. Inc.
3.875%, 12/15/2020	1,000,000	1,076,911
Dover Corp.
4.300%, 03/01/2021	1,000,000	1,139,313
Honeywell International Inc.
4.250%, 03/01/2021	1,000,000	1,147,384
Caterpillar Inc.
3.900%, 05/27/2021	1,000,000	1,109,710
Illinois Tool Works Inc.
3.375%, 09/15/2021	1,000,000	1,083,901
Bemis Company Inc.
4.500%, 10/15/2021	1,000,000	1,085,698
John Deere Capital Corp.
2.750%, 03/15/2022	1,000,000	1,015,987
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	2,000,000	2,048,868
United Technologies Corp.
3.100%, 06/01/2022	2,000,000	2,096,162
Deere & Co.
2.600%, 06/08/2022	1,000,000	1,007,238
Covidien International
3.200%, 06/15/2022	2,000,000	2,086,076
3M Co.
2.000%, 06/26/2022	1,500,000	1,486,332
Parker Hannifin Corp.
3.500%, 09/15/2022	1,000,000	1,076,794
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	2,000,000	1,988,436
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	2,000,000	1,988,898
Total Capital Canada Ltd.
2.750%, 07/15/2023	1,500,000	1,504,114

		36,446,455

Media & Broadcasting (1.82%)
Thomson Corp.
5.700%, 10/01/2014	1,000,000	1,071,932
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,159,999
McGraw-Hill Companies Inc.
5.900%, 11/15/2017	500,000	564,270
Walt Disney Co., The
2.750%, 08/16/2021	2,000,000	2,059,048
Thomson Reuters Corp.
3.950%, 09/30/2021	1,000,000	1,078,607
Walt Disney Co., The
2.550%, 02/15/2022	1,000,000	1,010,383
Comcast Corp.
3.125%, 07/15/2022	2,000,000	2,046,338
Reed Elsevier Capital (a)
3.125%, 10/15/2022	2,000,000	1,930,330

See accompanying notes to schedules of investments.	49

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (Cont.)
Walt Disney Co., The
2.350%, 12/01/2022	$2,000,000	$1,977,921
Comcast Corp.
2.850%, 01/15/2023	1,000,000	996,671

		13,895,499

Mining & Metals (1.64%)
BHP Finance USA
4.800%, 04/15/2013	500,000	500,781
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	1,062,544
Alcan Inc.
5.000%, 06/01/2015	1,000,000	1,082,019
Alcoa Inc.
5.550%, 02/01/2017	500,000	551,376
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	579,330
Rio Tinto Finance USA Ltd.
3.500%, 11/02/2020	1,000,000	1,053,862
4.125%, 05/20/2021	2,000,000	2,159,862
Barrick NA Finance LLC
4.400%, 05/30/2021	1,000,000	1,067,819
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,500,000	1,584,573
Alcoa Inc.
5.870%, 02/23/2022	750,000	801,370
BHP Billiton Finance USA Ltd.
2.875%, 02/24/2022	1,000,000	1,021,770
Barrick Gold Corp.
3.850%, 04/01/2022	1,000,000	1,022,229

		12,487,535

Oil & Gas (3.89%)
ConocoPhillips Australia
Funding Co.
5.500%, 04/15/2013	500,000	500,840
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	580,954
Apache Corp.
5.625%, 01/15/2017	500,000	579,672
Shell International Finance
5.200%, 03/22/2017	500,000	580,600
Canadian National Resources
5.700%, 05/15/2017	500,000	583,849
Weatherford International Inc.
6.350%, 06/15/2017	500,000	573,372
EOG Resources Inc.
5.875%, 09/15/2017	500,000	599,670
Husky Energy Inc.
6.200%, 09/15/2017	500,000	592,377
Encana Corp.
5.900%, 12/01/2017	500,000	589,162
Chevron Corp.
4.950%, 03/03/2019	1,000,000	1,193,682
ConocoPhillips
6.000%, 01/15/2020	500,000	625,575

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Trans-Canada Pipelines
3.800%, 10/01/2020	$1,000,000	$1,096,295
Apache Corp.
3.625%, 02/01/2021	500,000	539,421
Occidental Petroleum Corp.
4.100%, 02/01/2021	1,000,000	1,133,686
Canadian National Resources
3.450%, 11/15/2021	1,000,000	1,062,121
Total Capital International SA
2.875%, 02/17/2022	2,000,000	2,058,500
Apache Corp.
3.250%, 04/15/2022	1,000,000	1,037,290
Devon Energy Corp.
3.250%, 05/15/2022	1,500,000	1,502,414
Trans-Canada Pipelines
2.500%, 08/01/2022	2,000,000	1,949,558
Shell International Finance
2.375%, 08/21/2022	2,000,000	1,984,314
Chevron Corp.
2.355%, 12/05/2022	2,000,000	1,985,570
Shell International Finance
2.250%, 01/06/2023	1,500,000	1,460,154
Apache Corp.
2.625%, 01/15/2023	2,000,000	1,945,180
Total Capital International SA
2.700%, 01/25/2023	1,000,000	1,005,222
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	2,001,852
EOG Resources Inc.
2.625%, 03/15/2023	2,000,000	1,975,086

		29,736,416

Retailers (2.44%)
Wal-Mart Stores Inc.
4.550%, 05/01/2013	1,000,000	1,003,327
McDonald’s Corp.
4.125%, 06/01/2013	1,000,000	1,005,913
Walgreen Co.
4.875%, 08/01/2013	500,000	507,008
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,112,441
Target Corp.
5.875%, 07/15/2016	1,000,000	1,167,530
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	576,677
McDonald’s Corp.
5.300%, 03/15/2017	500,000	581,269
Target Corp.
5.375%, 05/01/2017	500,000	585,112
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	591,280
Costco Wholesale Corp.
1.700%, 12/15/2019	2,000,000	1,999,350
Home Depot Inc.
3.950%, 09/15/2020	1,000,000	1,124,831

50	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Wal-Mart Stores Inc.
3.250%, 10/25/2020	$2,000,000	$2,163,066
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	1,154,212
Lowe’s Companies Inc.
3.800%, 11/15/2021	1,000,000	1,099,265
3.120%, 04/15/2022	1,000,000	1,035,913
Walgreen Co.
3.100%, 09/15/2022	1,000,000	989,555
CVS Caremark Corp.
2.750%, 12/01/2022	2,000,000	1,971,680

		18,668,429

Telecom & Telecom Equipment (1.92%)
Vodafone Group PLC
4.150%, 06/10/2014	500,000	520,482
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	1,065,164
Verizon Global Funding Corp.
4.900%, 09/15/2015	500,000	549,046
SBC Communications Inc.
5.625%, 06/15/2016	1,000,000	1,141,744
Vodafone Group PLC
5.450%, 06/10/2019	500,000	594,920
Telefonica Emisiones SAU
5.462%, 02/16/2021	1,000,000	1,076,208
Vodafone Group PLC
4.375%, 03/16/2021	2,000,000	2,253,696
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,125,290
3.000%, 02/15/2022	1,000,000	1,011,737
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	963,902
Verizon Communications Inc.
2.450%, 11/01/2022	2,500,000	2,364,405
AT&T Inc.
2.625%, 12/01/2022	1,000,000	965,546
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	996,665

		14,628,805

Transportation (1.99%)
United Parcel Service Inc.
3.125%, 01/15/2021	1,500,000	1,601,052
Burlington North Santa Fe
3.050%, 03/15/2022	1,000,000	1,022,383
Norfolk Southern Corp.
3.000%, 04/01/2022	2,000,000	2,048,220
Burlington North Santa Fe
3.050%, 09/01/2022	500,000	510,896
United Parcel Service Inc.
2.450%, 10/01/2022	2,000,000	1,988,410
Canadian National Railway Co.
2.250%, 11/15/2022	2,000,000	1,969,440
Union Pacific Corp.
2.950%, 01/15/2023	2,000,000	2,048,716

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (Cont.)
Burlington North Santa Fe
3.000%, 03/15/2023	$2,000,000	$2,015,300
Union Pacific Corp.
2.750%, 04/15/2023	2,000,000	2,013,852

		15,218,269

Utilities & Energy (7.78%)
Peoples Gas Light & Coke Co.
4.625%, 05/01/2013	500,000	501,324
Wisconsin Electric Power
4.500%, 05/15/2013	1,000,000	1,004,862
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	507,060
PSI Energy
5.000%, 09/15/2013	1,000,000	1,019,868
NSTAR Electric Co.
4.875%, 04/15/2014	1,000,000	1,042,802
Union Electric Co.
5.500%, 05/15/2014	500,000	523,506
Atmos Energy Corp.
4.950%, 10/15/2014	1,000,000	1,061,754
Union Electric Co.
4.750%, 04/01/2015	500,000	533,352
Commonwealth Edison Co.
4.700%, 04/15/2015	500,000	540,350
Southwestern Electric Power
5.375%, 04/15/2015	500,000	537,966
San Diego Gas & Electric
5.300%, 11/15/2015	500,000	561,112
Consolidated Edison Co. NY
5.375%, 12/15/2015	1,000,000	1,120,631
Virginia Electric & Power
5.400%, 01/15/2016	500,000	564,598
Ohio Power Co.
6.000%, 06/01/2016	500,000	572,472
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	580,935
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	581,979
Consolidated Edison Co. NY
5.300%, 12/01/2016	500,000	577,016
Georgia Power Co.
5.700%, 06/01/2017	500,000	590,270
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,156,486
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	598,676
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,158,478
Union Electric Co.
6.400%, 06/15/2017	500,000	603,774
Florida Power Corp.
5.800%, 09/15/2017	500,000	594,468
Virginia Electric & Power
5.950%, 09/15/2017	500,000	602,492

See accompanying notes to schedules of investments.	51

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
NSTAR Electric Co.
5.625%, 11/15/2017	$500,000	$596,462
Pacific Gas & Electric
5.625%, 11/30/2017	500,000	597,305
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	547,422
Southern California Gas
5.450%, 04/15/2018	500,000	601,455
Pacificorp
5.650%, 07/15/2018	500,000	609,696
Pacific Gas & Electric
8.250%, 10/15/2018	500,000	670,528
Alabama Power Co.
3.375%, 10/01/2020	1,000,000	1,084,446
Pacific Gas & Electric
3.500%, 10/01/2020	1,000,000	1,087,276
Kentucky Utilities
3.250%, 11/01/2020	1,000,000	1,083,157
Appalachian Power Co.
4.600%, 03/30/2021	500,000	569,458
Pacific Gas & Electric
3.250%, 09/15/2021	1,000,000	1,057,662
Carolina Power & Light Co.
2.800%, 05/15/2022	1,000,000	1,024,389
Consumers Energy Co.
2.850%, 05/15/2022	1,000,000	1,033,399
Georgia Power Co.
2.850%, 05/15/2022	2,000,000	2,050,306
Detroit Edison Co.
2.650%, 06/15/2022	500,000	508,224
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	2,000,000	1,960,398
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,500,000	1,512,438
Northern States Power Co.
2.150%, 08/15/2022	500,000	487,958
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	985,208
Ameren Illinois Co.
2.700%, 09/01/2022	2,000,000	2,015,076
PPL Electric Utilities
2.500%, 09/01/2022	500,000	500,871
PECO Energy Co.
2.375%, 09/15/2022	500,000	500,671
Public Service of Colorado
2.250%, 09/15/2022	1,000,000	986,628
Tampa Electric Co.
2.600%, 09/15/2022	500,000	501,708
General Electric Co.
2.700%, 10/09/2022	2,000,000	2,000,162
NSTAR Electric Co.
2.375%, 10/15/2022	1,000,000	980,358
Wisconsin Power & Light
2.250%, 11/15/2022	1,600,000	1,572,848
Connecticut Light & Power
2.500%, 01/15/2023	1,000,000	998,342

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Emerson Electric Co.
2.625%, 02/15/2023	$3,500,000	$3,534,510
Indiana Michigan Power Co.
3.200%, 03/15/2023	2,500,000	2,523,598
Kansas City Power & Light Co.
3.150%, 03/15/2023	2,000,000	2,027,514
Public Service Company of Colorado
2.500%, 03/15/2023	2,000,000	2,007,202
Virginia Electric & Power Co.
2.750%, 03/15/2023	2,000,000	2,034,188
San Diego Gas & Electric
6.000%, 06/01/2026	500,000	658,950
Northern States Power Co.
6.200%, 07/01/2037	1,000,000	1,333,718

		59,379,762

Total Corporate Bonds
(cost $365,151,798)		385,905,346

Taxable Municipal Bonds (0.13%)
Illinois State
3.850%, 06/01/2013	1,000,000	1,004,450

Total Taxable Municipal Bonds
(cost $999,958)		1,004,450

Commercial Mortgage-Backed Securities (0.53%)
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4
4.367%, 03/15/2036	2,000,000	2,052,934
Morgan Stanley Capital Series 2004-T13 Class A4
4.660%, 09/13/2045	1,983,017	2,013,523

Total Commercial Mortgage-Backed Securities
(cost $3,951,589)		4,066,457

Government Agency Securities (b) (21.91%)
Agency Commercial Mortgage-Backed Securities (10.30%)
Federal Home Loan Mortgage Corp.
2.789%, 01/25/2022	10,000,000	10,412,990
2.373%, 05/25/2022	10,000,000	10,047,970
2.682%, 10/25/2022	10,000,000	10,244,370
Federal National Mortgage Association
3.044%, 01/25/2022	10,000,000	10,589,410
2.715%, 02/25/2022	7,000,000	7,231,441
2.482%, 04/25/2022	10,000,000	10,079,600
2.377%, 05/25/2022	10,000,000	9,975,310
2.509%, 11/25/2022	10,000,000	10,047,170

		78,628,261

Agency Mortgage-Backed Securities (10.54%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	117,988	126,339
5.000%, 09/01/2018	122,765	133,755
5.000%, 09/01/2018	75,697	81,054
4.500%, 11/01/2018	238,277	253,717
5.500%, 11/01/2018	98,923	106,017

52	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
5.000%, 01/01/2019	$88,967	$95,486
5.000%, 04/01/2019	120,208	129,015
4.500%, 05/01/2019	144,211	157,296
4.000%, 05/01/2019	103,943	110,568
5.500%, 06/01/2019	206,796	223,693
5.000%, 01/01/2020	106,013	113,781
5.500%, 04/01/2020	161,559	174,760
5.500%, 07/01/2020	267,456	289,310
6.000%, 07/01/2021	245,450	269,594
4.500%, 05/01/2024	681,108	725,989
4.500%, 05/01/2024	240,717	256,315
4.500%, 09/01/2024	547,362	582,831
5.000%, 10/01/2024	875,786	945,670
4.000%, 10/01/2024	831,015	882,946
4.000%, 01/01/2025	641,475	686,745
4.000%, 07/01/2025	674,820	717,200
4.500%, 08/01/2025	666,369	710,799
3.500%, 04/01/2026	849,133	895,960
2.500%, 02/01/2027	5,394,477	5,608,416
6.000%, 11/01/2028	15,792	17,636
6.500%, 06/01/2029	32,075	36,609
7.500%, 12/01/2030	1,664	1,931
7.000%, 07/01/2031	4,620	5,438
6.500%, 09/01/2031	5,674	6,574
6.000%, 11/01/2032	56,467	63,062
6.000%, 12/01/2032	34,771	38,832
5.500%, 05/01/2033	388,269	426,822
5.500%, 07/01/2033	582,278	635,728
5.000%, 08/01/2033	253,393	279,173
5.500%, 03/01/2034	179,409	195,654
5.000%, 04/01/2034	169,935	183,629
6.000%, 07/01/2034	445,076	491,495
5.500%, 05/01/2035	643,790	719,785
5.000%, 05/01/2035	536,661	585,022
4.500%, 08/01/2035	185,405	198,695
5.000%, 10/01/2035	180,355	194,663
6.500%, 08/01/2036	266,538	303,077
5.500%, 10/01/2037	331,171	358,673
5.500%, 11/01/2037	424,548	459,804
6.000%, 01/01/2038	285,463	312,113
6.000%, 01/01/2038	189,646	207,351
4.500%, 06/01/2039	994,776	1,064,213
5.000%, 06/01/2039	773,803	832,289
4.500%, 10/01/2039	1,264,246	1,352,492
5.000%, 10/01/2039	1,122,038	1,206,845
5.000%, 01/01/2040	505,646	543,865
4.500%, 02/01/2040	445,749	476,863
4.000%, 07/01/2041	2,302,003	2,446,861
Federal National Mortgage Association
6.000%, 09/01/2013	1,725	1,733
5.500%, 12/01/2016	16,234	17,400
5.500%, 01/01/2017	75,941	81,399
5.500%, 01/01/2017	14,130	15,146
6.500%, 01/01/2017	13,982	14,910
5.500%, 02/01/2017	65,985	70,727
5.000%, 03/01/2017	69,026	74,663

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
6.000%, 04/01/2017	$13,580	$14,570
5.500%, 01/01/2018	43,032	46,260
5.000%, 02/01/2018	73,717	79,738
5.000%, 05/01/2018	191,267	205,313
5.000%, 05/01/2018	173,635	187,815
4.500%, 05/01/2018	156,610	168,888
4.500%, 05/01/2018	147,730	159,311
5.000%, 05/01/2018	84,338	90,341
4.500%, 03/01/2019	125,862	133,929
5.500%, 10/01/2019	362,062	396,454
5.000%, 11/01/2019	233,582	252,367
4.500%, 12/01/2019	147,482	158,952
5.000%, 06/01/2020	367,817	400,385
4.500%, 09/01/2020	199,603	213,286
5.000%, 05/01/2021	316,817	340,031
5.500%, 05/01/2021	254,854	279,062
4.500%, 04/01/2023	77,477	83,381
5.000%, 01/01/2024	355,301	383,485
4.500%, 04/01/2024	132,344	142,409
4.000%, 06/01/2024	525,642	562,738
4.500%, 11/01/2024	486,921	523,951
3.500%, 12/01/2025	715,794	768,909
3.000%, 12/01/2026	1,516,631	1,596,159
7.500%, 09/01/2029	24,108	28,286
8.000%, 03/01/2030	3,516	3,687
6.500%, 05/01/2030	26,025	29,672
6.500%, 08/01/2031	3,566	4,203
7.000%, 08/01/2031	1,856	1,878
6.500%, 10/01/2031	16,780	19,237
6.000%, 11/01/2031	15,220	16,807
7.000%, 01/01/2032	27,228	31,704
3.000%, 02/01/2032	7,233,410	7,565,843
3.000%, 02/01/2032	4,856,182	5,070,257
6.000%, 03/01/2032	15,575	17,329
6.500%, 03/01/2032	9,807	11,353
6.500%, 04/01/2032	54,848	64,733
7.000%, 04/01/2032	32,642	39,329
6.500%, 05/01/2032	222,407	255,170
6.000%, 05/01/2032	17,025	19,161
7.000%, 06/01/2032	45,697	53,268
7.000%, 06/01/2032	21,956	24,001
6.500%, 06/01/2032	14,055	16,588
6.500%, 07/01/2032	30,678	34,852
6.000%, 08/01/2032	135,775	155,478
5.500%, 10/01/2032	219,694	241,792
6.500%, 10/01/2032	125,573	148,204
6.000%, 11/01/2032	141,682	159,453
6.000%, 01/01/2033	79,007	88,917
5.500%, 03/01/2033	86,949	95,735
5.500%, 03/01/2033	77,618	85,461
6.000%, 04/01/2033	262,660	295,605
5.000%, 05/01/2033	253,310	276,018
5.000%, 05/01/2033	79,044	86,133
5.000%, 08/01/2033	247,395	269,573
5.500%, 10/01/2033	240,702	265,025
5.000%, 03/01/2034	481,022	523,133

See accompanying notes to schedules of investments.	53

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
5.500%, 05/01/2034	$378,622	$420,432
6.000%, 07/01/2034	208,058	232,008
5.500%, 12/01/2034	542,121	601,986
5.500%, 04/01/2035	377,255	418,171
5.000%, 07/01/2035	440,031	477,828
5.500%, 07/01/2035	414,134	454,301
5.000%, 10/01/2035	329,468	357,767
5.000%, 11/01/2035	131,692	143,004
6.000%, 08/01/2036	278,297	305,550
6.000%, 12/01/2037	116,158	127,388
5.500%, 02/01/2038	361,477	394,278
5.500%, 06/01/2038	886,072	966,474
4.500%, 03/01/2039	913,927	1,010,813
5.000%, 05/01/2039	1,102,378	1,198,789
4.500%, 05/01/2039	905,202	993,807
5.000%, 11/01/2039	1,333,669	1,490,736
4.500%, 01/01/2040	856,478	922,917
4.500%, 09/01/2040	1,559,881	1,682,921
3.500%, 01/01/2041	2,095,130	2,213,767
4.500%, 04/01/2041	739,973	798,763
5.000%, 05/01/2041	1,152,739	1,269,046
4.000%, 11/01/2041	2,588,194	2,761,360
Government National Mortgage Association
6.000%, 05/15/2017	50,841	53,824
6.500%, 06/15/2028	41,128	47,533
6.000%, 11/15/2028	27,842	31,548
6.500%, 03/15/2029	52,549	61,814
7.000%, 06/15/2029	19,010	19,459
7.500%, 08/20/2030	10,232	12,682
6.000%, 01/15/2032	17,013	19,346
5.500%, 10/15/2033	257,279	283,578
5.000%, 11/20/2033	380,020	419,222
6.000%, 12/20/2033	121,826	138,383
5.500%, 11/15/2038	618,117	676,664
5.000%, 09/15/2039	1,047,020	1,142,758
4.500%, 10/15/2039	1,717,599	1,887,372
5.000%, 12/15/2039	428,238	467,395
4.000%, 09/20/2040	2,926,596	3,189,457
4.500%, 03/20/2041	653,481	722,859
5.000%, 05/20/2041	579,662	638,733

		80,438,780

Agency Notes & Bonds (1.07%)
Federal Home Loan Mortgage Corp.
4.500%, 07/15/2013	1,500,000	1,519,468
Federal National Mortgage Association
5.500%, 05/10/2027	5,000,000	5,911,685
7.125%, 01/15/2030	500,000	765,785

		8,196,938

Total Government Agency Securities
(cost $161,347,772)		167,263,979

U.S. Treasury Obligations (24.51%)
U.S. Treasury Bonds
7.500%, 11/15/2016	500,000	625,547

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
8.125%, 08/15/2019	$750,000	$1,079,004
6.250%, 08/15/2023	11,000,000	15,568,432
6.875%, 08/15/2025	1,000,000	1,515,781
U.S. Treasury Notes
1.375%, 05/15/2013	5,000,000	5,007,615
2.625%, 07/31/2014	2,000,000	2,064,610
2.375%, 08/31/2014	1,000,000	1,030,508
4.250%, 11/15/2014	1,000,000	1,065,078
4.000%, 02/15/2015	2,000,000	2,140,000
4.125%, 05/15/2015	1,000,000	1,081,250
2.125%, 05/31/2015	5,000,000	5,198,830
4.250%, 08/15/2015	2,000,000	2,187,032
4.500%, 11/15/2015	10,000,000	11,088,280
4.500%, 02/15/2016	10,000,000	11,186,720
2.625%, 04/30/2016	1,000,000	1,068,359
3.250%, 07/31/2016	2,000,000	2,187,344
3.000%, 08/31/2016	1,000,000	1,086,250
2.750%, 05/31/2017	5,000,000	5,444,140
4.250%, 11/15/2017	12,000,000	13,947,192
3.500%, 02/15/2018	12,000,000	13,586,256
3.875%, 05/15/2018	2,000,000	2,310,624
3.750%, 11/15/2018	17,000,000	19,677,500
3.125%, 05/15/2019	2,000,000	2,253,124
3.625%, 08/15/2019	2,000,000	2,316,250
3.375%, 11/15/2019	10,000,000	11,446,880
3.625%, 02/15/2020	30,000,000	34,856,250
3.500%, 05/15/2020	5,000,000	5,773,440
2.000%, 11/15/2021	10,000,000	10,312,500

Total U.S. Treasury Obligations
(cost $169,904,736)		187,104,796

	Shares	Value
Short-term Investments (1.67%)
JPMorgan U.S. Government Money Market Fund	12,802,472	$12,802,472

Total Short-term Investments
(cost $12,802,472)		12,802,472

TOTAL INVESTMENTS (99.30%)
(cost $714,158,325)		758,147,500
OTHER ASSETS, NET OF LIABILITIES (0.70%)		5,309,666

NET ASSETS (100.00%)		$763,457,166

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $1,930,330 or 0.25% of net assets.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

54	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (93.42%)
Alabama (1.66%)
City of Trussville, Alabama, General Obligation Warrants, Series 2006-A	5.000%	10/01/2022	Aa2	$1,000,000	$1,099,080
City of Tuscaloosa, Alabama, General Obligation Warrants, Series 2010-A	4.750%	07/01/2024	Aa1	1,025,000	1,203,401
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2026	Aa2	500,000	579,115
City of Huntsville, Alabama, General Obligation Warrants, Series 2007-A	4.750%	05/01/2027	Aaa	2,000,000	2,242,660
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2028	A1	940,000	1,075,087
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.125%	02/01/2030	Aa2	2,305,000	2,615,115
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2031	Aa2	1,000,000	1,138,350

					9,952,808

Alaska (0.80%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2020	A+	1,000,000	1,098,570
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	5.000%	12/01/2022	A+	2,220,000	2,524,961
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.000%	07/01/2029	Aa2	1,035,000	1,187,569

					4,811,100

Arizona (7.37%)
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2018	A-	2,100,000	2,458,911
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2018	AA-	500,000	567,130
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa2	885,000	973,819
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2021	AA-	1,140,000	1,396,774
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,300,000	1,461,473
City of Phoenix, Civic Improvement Corporation, Senior Lien Wastewater System Revenue Refunding Bonds, Series 2008	5.500%	07/01/2023	Aa2	1,000,000	1,203,230
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,623,870
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.000%	07/01/2023	AA	1,000,000	1,110,310
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties, Arizona, School Improvement Bonds, Project of 2007, Series B (2009)	5.000%	07/01/2023	A+	1,460,000	1,677,949
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2023	AA-	800,000	970,760
Chandler Unified School District No. 80 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2013)	3.000%	07/01/2024	Aa2	1,950,000	2,003,762
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2024	A+	1,140,000	1,359,370
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2024	AA-	300,000	331,968
Peoria Unified School District No. 11 of Maricopa County, Arizona, Refunding Bonds, Series 2012	4.000%	07/01/2025	AA-	1,500,000	1,650,795
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2025	Aa2	1,100,000	1,210,583
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2025	A+	2,000,000	2,363,260
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.250%	07/01/2025	AA	2,000,000	2,218,320
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2026	Aa2	500,000	545,150
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,015,000	2,205,518
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2026	A+	1,725,000	2,019,889
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Bank Qualified)	5.000%	07/01/2027	A+	2,000,000	2,239,440
City of Phoenix, Arizona, Various Purpose General Obligation Bonds, Series 2012A	4.000%	07/01/2027	Aa1	2,000,000	2,204,500
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2027	A+	1,000,000	1,161,250
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2027	AA-	2,480,000	2,723,214

See accompanying notes to schedules of investments.	55

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2028	Aa2	$4,165,000	$4,488,458
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2029	Aa2	2,000,000	2,145,300

					44,315,003

Arkansas (2.03%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	3.000%	11/15/2020	AA+	150,000	161,979
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	4.000%	11/15/2021	AA+	1,000,000	1,133,830
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds (Prerefunded to 02-01-2015 @ 100) (b)	4.000%	02/01/2022	Aa3	1,270,000	1,354,379
Bentonville School District No. 6 of Benton County, Arkansas Construction Bonds, Series E	3.000%	06/01/2024	Aa2	1,045,000	1,052,723
Bentonville School District No. 6 of Benton County, Arkansas Construction Bonds, Series E	3.000%	06/01/2026	Aa2	1,110,000	1,100,421
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.500%	02/01/2027	Aa3	730,000	732,891
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.250%	06/01/2027	Aa2	1,500,000	1,615,395
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.500%	02/01/2028	Aa3	755,000	755,573
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2012B	5.000%	11/01/2029	Aa2	1,935,000	2,240,498
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2031	Aa3	2,000,000	2,042,180

					12,189,869

California (2.50%)
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2017	AA	1,395,000	1,434,604
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2018	AA	450,000	462,339
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A	5.000%	07/15/2020	Aa2	900,000	1,033,416
City of Napa (Napa County California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects)	4.500%	05/01/2022	AA-	560,000	601,126
State of California, Various Purpose General Obligation Bonds	5.000%	11/01/2022	A-	600,000	613,332
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aa2	1,000,000	1,127,160
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2025	AA	885,000	954,826
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A	5.000%	08/01/2025	Aa2	210,000	227,705
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A (Prerefunded to 08-01-2015 @ 100) (b)	5.000%	08/01/2025	Aa2	985,000	1,090,848
State of California, Various Purpose General Obligation Bonds	5.500%	03/01/2026	A-	1,300,000	1,515,774
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2026	AA	930,000	995,240
Marin Community College District, (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2027	AA	1,440,000	1,605,427
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C (Prerefunded to 08-01-2015 @ 100) (b)	5.000%	08/01/2029	AA-	1,000,000	1,107,460
Ventura County Community College District (Ventura County, California) Election of 2002 General Obligation Bonds, Series C	5.500%	08/01/2029	Aa2	1,000,000	1,172,700
Santa Clara Unified School District, (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	5.000%	07/01/2030	AA	1,000,000	1,065,810

					15,007,767

56	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (3.12%)
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2022	Aa2	$250,000	$270,568
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2022	Aa2	1,000,000	1,143,500
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2024	AA	4,265,000	4,432,657
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2024	Aa2	1,350,000	1,519,776
Jefferson County School District No. R-1, (in Jefferson and Broomfield Counties, Colorado), General Obligation Refunding Bonds, Series 2012	3.500%	12/15/2024	AA-	2,520,000	2,736,115
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2009	5.000%	12/15/2025	AA	1,185,000	1,402,922
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2025	AA	4,290,000	4,358,683
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2025	Aa2	1,385,000	1,539,621
City and County of Denver, Colorado, Master Resolution Water Revenue Bonds, Series 2012A	4.000%	12/15/2026	Aa1	1,230,000	1,340,257

					18,744,099

Connecticut (1.90%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Series C	4.000%	04/01/2021	Aaa	1,010,000	1,141,856
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	2,000,000	1,983,120
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2023	Aa1	600,000	621,876
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2023	Aaa	1,230,000	1,352,164
Town of Bethel, Connecticut, General Obligation Bonds, Issue of 2009, Series A	4.000%	11/15/2026	AA+	950,000	997,614
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2026	AA+	620,000	651,074
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	3.000%	02/01/2028	Aa1	2,400,000	2,419,992
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	3.000%	02/01/2029	Aa1	2,250,000	2,257,762

					11,425,458

Delaware (0.91%)
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005	5.000%	01/01/2021	A	1,625,000	1,732,721
New Castle County, Delaware, General Obligation Bonds, Series 2012B	4.000%	07/15/2026	Aaa	2,045,000	2,290,482
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2028	NR	1,120,000	1,366,646
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A	5.000%	12/01/2028	Aa2	50,000	57,154

					5,447,003

Florida (3.84%)
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2019	Aa3	2,085,000	2,549,017
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	1,500,000	1,636,545
JEA Florida, Electric System Revenue Bonds, Series Three D-1	4.000%	10/01/2021	AA-	1,000,000	1,063,520
City of Fort Lauderdale, Florida, Water and Sewer Revenue Bonds, Series 2010	4.000%	03/01/2023	Aa1	1,265,000	1,379,875
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	3,130,000	3,752,181
City of Winter Park, Florida, Water and Sewer Refunding and Improvement Revenue Bonds, Series 2009	4.250%	12/01/2024	Aa2	1,000,000	1,094,530
City of Palm Bay, Florida, Utility System Improvement Revenue Bonds, Series 2005A (Prerefunded to 10-01-2015 @ 100) (b)	5.000%	10/01/2026	A	1,350,000	1,504,346
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2026	Aa2	400,000	468,096
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.500%	06/01/2027	NR	1,000,000	1,050,230
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	Aa1	1,700,000	1,950,495
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series C	4.750%	06/01/2029	Aa1	2,000,000	2,151,240

See accompanying notes to schedules of investments.	57

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (Cont.)
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2029	Aaa	$1,750,000	$2,108,592
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2030	Aaa	1,960,000	2,349,746

					23,058,413

Georgia (1.05%)
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	Aa2	1,000,000	1,093,930
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Bonds, Series 2010	4.000%	08/01/2023	Aa2	320,000	353,075
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2025	Aa3	2,000,000	2,362,340
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	A1	1,000,000	1,166,390
Fayette County, Georgia, Water Revenue Bonds, Series 2009	4.750%	10/01/2029	Aa2	1,205,000	1,347,443

					6,323,178

Hawaii (0.39%)
State of Hawaii, Highway Revenue Bonds, Series 2008	6.000%	01/01/2029	Aa2	2,000,000	2,355,920

Idaho (1.12%)
Nampa School District Number 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003 (Prerefunded to 08-15-2013 @ 100) (b)	4.875%	08/15/2020	Baa3	1,000,000	1,017,090

School District No. 271 (Coeur d’Alene), Kootenai County, State of Idaho, General Obligation Bonds, Series 2012B	4.000%	09/15/2022	Aa2	2,280,000	2,664,431
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.750%	08/01/2024	AA	1,430,000	1,621,434
Bonneville County, State of Idaho, School District No. 91 (Idaho Falls), General Obligation Bonds, Series 2012A	5.000%	09/15/2028	Aa3	1,220,000	1,449,287

					6,752,242

Illinois (0.87%)
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A	4.125%	01/01/2020	Aa3	4,900,000	5,242,363

Indiana (0.83%)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2019	Aa3	2,005,000	2,310,502
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	01/10/2020	AA+	1,310,000	1,322,707
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,000,000	1,125,280
Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, 2008 Series A	6.250%	07/01/2033	Aaa	200,000	207,982

					4,966,471

Iowa (1.67%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2020	Aa1	1,245,000	1,404,285
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2021	Aa1	850,000	947,087
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2012 (The State University of Iowa)	3.000%	07/01/2022	AA	1,510,000	1,613,133
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2023	Aa1	1,410,000	1,549,054
City of Des Moines, Iowa, General Obligation Bonds, Series 2008D	4.250%	06/01/2025	Aa1	1,015,000	1,106,431
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (The State University of Iowa)	4.750%	07/01/2028	AA	1,785,000	2,006,411
Ankeny Community School District, Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2029	Aa3	1,270,000	1,425,689

					10,052,090

58	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (3.27%)
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2019	Aa3	$730,000	$748,199
City of Wichita, Kansas, General Obligation Bonds, Series 790 (Prerefunded to 09-01-2014 @ 101) (b)	4.375%	09/01/2020	Aa1	620,000	661,906
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2021	Aa3	245,000	250,731
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	6,000,000	5,948,580
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation School Bonds, Series 2005-C (Prerefunded to 10-01-2014 @ 100) (b)	4.250%	10/01/2022	Aaa	4,265,000	4,520,644
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation School Bonds, Series 2005-C (Prerefunded to 10-01-2014 @ 100) (b)	5.000%	10/01/2025	Aaa	1,000,000	1,071,120
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2027	Aaa	1,840,000	2,084,113
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2028	Aaa	2,460,000	2,772,961
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A	5.000%	10/01/2030	NR	1,400,000	1,576,428

					19,634,682

Kentucky (1.21%)
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2019	Aa3	620,000	678,633
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2025	A1	2,700,000	2,839,401
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa1	1,000,000	1,101,690
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2026	A1	2,545,000	2,659,245

					7,278,969

Louisiana (0.53%)
Parish-Wide School District of Ascension Parish, Louisiana, General Obligation School Bonds, Series 2013	3.000%	03/01/2025	AA-	1,390,000	1,420,552
State of Louisiana, General Obligation Match Bonds, Series 2006-B (Prerefunded to 07-15-2016 @ 100) (b)	5.000%	07/15/2025	Aa2	900,000	1,030,131
Parish-Wide School District of Ascension Parish, Louisiana, General Obligation School Bonds, Series 2013	3.000%	03/01/2026	AA-	720,000	726,149

					3,176,832

Maine (0.48%)
Town of Gorham, Maine, 2012 General Obligation Refunding Bonds	4.000%	11/01/2022	Aa2	1,565,000	1,807,059
Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004 (Prerefunded to 07-01-2014 @ 100) (b)	5.250%	07/01/2030	Aa3	1,000,000	1,061,690

					2,868,749

Maryland (1.53%)
Howard County, Maryland, Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2023	Aaa	1,845,000	2,102,211
Washington Suburban Sanitary District, Maryland, Water Supply Bonds of 2005 (Prerefunded to 06-01-2015 @ 100) (b)	5.000%	06/01/2023	Aaa	1,000,000	1,100,250
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2012, Second Series B, Tax-Exempt Bonds	2.250%	08/01/2023	Aaa	3,000,000	3,024,270
Howard County, Maryland, Metropolitan District Bonds, 2012 Series A	4.000%	02/15/2032	Aaa	2,790,000	2,965,463

					9,192,194

Massachusetts (0.42%)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (b)	5.250%	08/01/2020	Aa1	800,000	813,064
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2025	Aa1	565,000	580,515
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2026	Aa1	565,000	575,808

See accompanying notes to schedules of investments.	59

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Massachusetts (Cont.)
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2027	Aa1	$565,000	$568,825

					2,538,212

Michigan (3.20%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2019	AA	500,000	572,975
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA	1,000,000	1,090,930
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation -Unlimited Tax)	4.000%	05/01/2021	AA	500,000	568,160
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2023	AA-	720,000	818,690
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2024	AA-	225,000	254,835
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2024	AA	1,625,000	1,756,982
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2024	AA	1,000,000	1,120,910
Howell Public Schools, County of Livingston, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.250%	05/01/2025	A+	2,760,000	3,090,538
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	AA	1,600,000	1,679,424
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	Aa2	4,240,000	4,481,341
Birmingham Public Schools, County of Oakland, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2029	AA+	3,545,000	3,825,658

					19,260,443

Minnesota (2.88%)
Independent School District No. 194 (Lakeville), Minnesota, General Obligation Refunding Bonds, Series 2012D	5.000%	02/01/2022	Aa3	5,000,000	6,221,950
Independent School District No. 277 (Westonka), Minnesota, General Obligation School Building Bonds, Series 2012A	2.000%	02/01/2022	Aa2	2,160,000	2,172,485
City of Maple Grove, Minnesota, General Obligation Improvement Refunding Bonds, Series 2013A	3.000%	02/01/2023	AAA	2,625,000	2,832,008
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,175,590
City of Rochester, Minnesota, General Obligation Waste Water Revenue Refunding Bonds, Series 2012A	4.000%	02/01/2026	Aaa	2,500,000	2,816,450
State of Minnesota, General Obligation State Trunk Highway Bonds, Series 2012B	3.000%	08/01/2026	Aa1	2,000,000	2,069,200

					17,287,683

Mississippi (0.78%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	3.000%	03/01/2019	AA-	500,000	537,280
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2020	AA-	1,000,000	1,207,780
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2021	AA-	1,000,000	1,209,230
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2023	AA-	1,480,000	1,707,639

					4,661,929

Missouri (1.61%)
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	535,000	536,739

60	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Missouri (Cont.)
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2023	Aa1	$1,040,000	$1,187,098
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	1,000,000	1,118,410
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2025	AAA	1,000,000	1,143,520
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2026	Aa1	2,490,000	2,738,602
Joplin Schools, Joplin, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2012	4.000%	03/01/2028	A+	2,750,000	2,936,945

					9,661,314

Montana (0.57%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	AA	315,000	342,569
School District No. 7 (Bozeman), Gallatin County, Montana, General Obligation School Building Bonds, Series 2013	3.000%	06/01/2022	Aa3	600,000	645,816
School District No. 7 (Bozeman), Gallatin County, Montana, General Obligation School Building Bonds, Series 2013	4.000%	06/01/2023	Aa3	380,000	436,122
School District No. 7 (Bozeman), Gallatin County, Montana, General Obligation School Building Bonds, Series 2013	4.000%	06/01/2024	Aa3	390,000	441,375
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2026	Aa2	265,000	289,836
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2027	Aa2	525,000	569,730
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2028	Aa2	655,000	703,784

					3,429,232

Nebraska (1.74%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2021	AA-	1,140,000	1,311,388
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2012	4.000%	06/15/2023	Aa1	2,725,000	3,173,590
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2027	AA-	1,850,000	2,152,938
Omaha Public Power District (Nebraska) Electric System Revenue Bonds, 2008 Series A	5.500%	02/01/2028	AA	1,500,000	1,742,670
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2030	AA-	1,930,000	2,056,473

					10,437,059

New Hampshire (1.14%)
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003 (Prerefunded to 12-01-2013 @ 100) (b)	5.000%	12/01/2021	AA	610,000	629,209
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003 (Prerefunded to 12-01-2013 @ 100) (b)	5.000%	12/01/2023	AA	980,000	1,010,860
New Hampshire Municipal Bond Bank, 2011 Series E Bonds	4.000%	01/15/2024	Aa3	1,410,000	1,562,900
New Hampshire Municipal Bond Bank, 2007 Series B Bonds	4.750%	08/15/2024	A1	500,000	547,120
New Hampshire Municipal Bond Bank, 2013 Series A Refunding Bonds	3.000%	08/15/2025	AA	3,000,000	3,113,910

					6,863,999

New Jersey (5.98%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	A2	1,300,000	1,332,318
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	2,000,000	2,140,180
County of Essex, New Jersey, General Obligation Bonds, Series 2010, County College Bonds, Series 2010C (Tax-Exempt)	5.000%	08/01/2019	Aa2	1,550,000	1,890,938
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.750%	11/01/2019	AA	1,735,000	1,845,676

See accompanying notes to schedules of investments.	61

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Jersey (Cont.)
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2020	AA	$1,550,000	$1,671,876
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	3.000%	12/01/2021	AA	775,000	834,419
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2021	Aa2	1,205,000	1,351,371
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2023	AA	475,000	539,248
County of Bergen, New Jersey, General Obligation Bonds of 2012, Series C	2.000%	12/01/2023	Aaa	3,900,000	3,700,944
The County of Morris, New Jersey, General Obligation Bonds, Series 2012 B	2.000%	12/15/2023	Aaa	2,035,000	1,951,199
The Board of Education of the Borough of Haddon Heights in the County of Camden, New Jersey, Refunding School Bonds	3.000%	01/01/2024	AA-	815,000	838,627
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2024	AA	1,390,000	1,530,446
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2024	AA	370,000	411,499
The Board of Education of the Borough of Haddon Heights in the County of Camden, New Jersey, Refunding School Bonds	3.000%	01/01/2025	AA-	835,000	849,846
The Board of Education of the Township of North Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.250%	01/15/2025	AA	2,200,000	2,448,600
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2025	AA	1,390,000	1,531,460
The Board of Education of the Borough of Haddon Heights in the County of Camden, New Jersey, Refunding School Bonds	3.000%	01/01/2026	AA-	855,000	854,077
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2026	AA	1,485,000	1,605,834
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2026	AA+	850,000	950,232
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2026	AA	1,440,000	1,576,872
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2027	Aa1	1,110,000	1,212,952
The Board of Education of the Township of Wyckoff in the County of Bergen, New Jersey, Refunding School Bonds	4.000%	04/01/2027	NR	1,415,000	1,559,542
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2027	AA+	630,000	701,896
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2027	AA	1,495,000	1,622,583
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2028	Aa1	920,000	998,504

					35,951,139

New Mexico (1.69%)
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2010	4.000%	08/01/2022	AA	570,000	625,689
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	AA	2,000,000	2,155,240
Las Cruces School District No. 2, General Obligation School Building Bonds, Series 2011A	4.000%	08/01/2023	Aa2	1,700,000	1,886,558
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005	4.400%	07/01/2024	Aa2	1,000,000	1,060,550
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2024	Aa1	2,500,000	2,766,225
City of Santa Fe, New Mexico, Water Utility System / Capital Outlay Gross Receipts Tax Revenue Bonds, Series 2009A (Tax-Exempt)	5.000%	06/01/2025	AA+	470,000	532,101
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A	5.000%	07/01/2030	Aa2	1,000,000	1,143,270

					10,169,633

62	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New York (2.31%)
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010	3.250%	03/15/2019	Aa2	$1,575,000	$1,707,584
Webster Central School District, Monroe and Wayne Counties, New York, General Obligations, School District (Serial) Bonds, 2009 Series B	3.000%	10/01/2020	AA	2,310,000	2,444,465
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	AA	1,000,000	1,111,410
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2021	AA	430,000	464,572
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A	1,000,000	1,078,000
East Hampton Union Free School District, Suffolk County, New York, School District Serial Bonds - 2009	4.000%	06/15/2022	Aa1	1,285,000	1,424,628
Miller Place Union Free School District in the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2025	Aa2	685,000	740,608
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2025	AA	510,000	536,632
County of Suffolk, New York, Public Improvement Serial Bonds - 2008 Series B	5.000%	11/01/2027	A	1,000,000	1,099,300
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	Aa3	1,000,000	1,089,470
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2031	AA	950,000	1,059,630
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2032	AA	995,000	1,106,689

					13,862,988

North Carolina (2.89%)
County of Orange, North Carolina, General Obligation Refunding Bonds, Series 2011	3.000%	02/01/2020	Aa1	1,000,000	1,113,480
City of Fayetteville, North Carolina, Public Works Commission, Revenue Refunding Bonds, Series 2009A	5.000%	03/01/2024	Aa2	1,355,000	1,594,591
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	2,000,000	2,272,020
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,265,000	1,408,615
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,104,250
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	4.250%	07/01/2026	Aaa	1,500,000	1,715,640
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2026	Aaa	455,000	470,238
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2026	Aa2	195,000	219,102
City of Raleigh, North Carolina, General Obligation Public Improvement Bonds, Series 2012B	4.000%	04/01/2027	Aaa	4,000,000	4,426,240
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	5.000%	07/01/2027	Aaa	1,500,000	1,798,680
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2027	Aaa	455,000	468,345
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2027	Aa2	300,000	335,751
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2028	Aaa	455,000	464,218

					17,391,170

North Dakota (0.23%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,300,000	1,399,385

Ohio (3.30%)
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa	750,000	825,675
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,260,150
Columbus City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2009-B (General Obligation - Unlimited Tax)	5.000%	12/01/2023	Aa2	1,000,000	1,180,730
South-Western City School District, Franklin and Pickaway Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2012 (General Obligation - Unlimited Tax)	4.000%	12/01/2024	AA-	755,000	839,349
State of Ohio, Common Schools General Obligation Bonds, Series 2006D	4.300%	09/15/2025	Aa1	2,500,000	2,696,725

See accompanying notes to schedules of investments.	63

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
South-Western City School District, Franklin and Pickaway Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2012 (General Obligation - Unlimited Tax)	4.000%	12/01/2025	AA-	$1,315,000	$1,448,394
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,000,000	1,173,650
City of Columbus, Ohio, General Obligation Bonds, Various Purpose Unlimited Tax Bonds, Series 2012A	4.000%	02/15/2027	Aaa	1,500,000	1,663,020
Plain Local School District (Stark County), Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.500%	11/01/2027	AA-	2,000,000	2,196,800
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2028	Aaa	2,520,000	2,687,076
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2028	Aa1	1,870,000	2,030,670
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2029	Aa1	1,680,000	1,815,542

					19,817,781

Oklahoma (1.16%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,809,175
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2026	Aa3	1,000,000	1,184,270
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.750%	05/01/2026	AA	1,165,000	1,292,090
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008	5.000%	03/01/2027	Aaa	400,000	455,256
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2028	Aa3	770,000	900,022
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	310,000	310,037

					6,950,850

Oregon (1.89%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,070,000	1,224,240
Emerald People’s Utility District, Lane County, Oregon	5.250%	11/01/2021	A1	705,000	721,511
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2022	Aa3	1,825,000	2,120,504
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,375,000	1,591,714
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2024	Aaa	1,500,000	1,688,160
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Series F (Tax Exempt)	4.625%	08/01/2024	Aa1	570,000	638,765
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Refunding Series G (Tax Exempt)	4.625%	08/01/2024	Aa1	330,000	369,811
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2024	Aa1	575,000	719,406
Oregon Trail School District No. 46, Clackamas County, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	A+	1,000,000	1,128,020
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2029	Aa1	940,000	1,176,072

					11,378,203

Pennsylvania (2.03%)
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2025	Aa1	860,000	1,008,900
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2026	Aa2	2,575,000	2,870,121
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2011	4.000%	11/15/2026	Aaa	1,465,000	1,631,966
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2027	Aa1	950,000	1,100,908
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2028	Aa1	995,000	1,146,389

64	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Pennsylvania (Cont.)
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2029	AA	$1,180,000	$1,358,664
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2031	AA	1,055,000	1,206,182
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2032	AA	1,660,000	1,891,786

					12,214,916

Rhode Island (0.83%)
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2004 A (Pooled Loan Issue) (Prerefunded to 10-01-2014 @ 100) (b)	4.750%	10/01/2022	Aaa	1,000,000	1,067,390
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2024	Aa2	1,000,000	1,128,500
Town of Westerly, Rhode Island, General Obligation Refunding Bonds, 2012 Series B	4.000%	08/15/2024	Aa2	2,050,000	2,240,794
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2007 A (Pooled Loan Issue)	4.750%	10/01/2025	Aaa	500,000	565,025

					5,001,709

South Carolina (3.28%)
Renewable Water Resources, South Carolina, Sewer System Refunding Revenue Bonds, Series 2012	5.000%	01/01/2024	Aa3	2,500,000	3,025,225
School District of Beaufort County, South Carolina, General Obligation Refunding Bonds, Series 2012B	4.000%	03/01/2024	AA	1,800,000	2,087,694
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,020,000	1,156,874
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B	4.450%	03/01/2025	Aa2	1,500,000	1,648,260
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2026	Aa2	2,620,000	2,922,112
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A	5.375%	01/01/2028	Aa3	3,500,000	4,077,955
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2028	Aa2	2,850,000	3,131,181
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Bonds, Series 2013A	4.000%	03/01/2028	Aa2	1,525,000	1,682,395

					19,731,696

South Dakota (0.20%)
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Refunding Bonds, Series 2012	2.375%	01/15/2021	AA-	1,210,000	1,219,244

Tennessee (3.58%)
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2018	AA-	650,000	787,754
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2019	AA-	150,000	186,268
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2020	AA-	270,000	330,213
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2022	Aa2	175,000	197,228
Wilson County, Tennessee, General Obligation Refunding Bonds, Series 2012	5.000%	04/01/2023	NR	2,000,000	2,491,660
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	AA	1,000,000	1,140,960
City of Knoxville, Tennessee, Electric System Revenue Refunding Bonds, Series AA-2012	3.000%	07/01/2023	Aa2	2,000,000	2,084,660
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	AA	900,000	1,009,197
The Hallsdale-Powell Utility District of Knox County, Tennessee, Waterworks and Sewer Revenue Refunding Bonds, Series 2013	3.000%	04/01/2025	AA	2,185,000	2,260,011
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Refunding Bonds, Series 2012	4.000%	07/01/2025	AA	1,000,000	1,139,030

See accompanying notes to schedules of investments.	65

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Tennessee (Cont.)
State of Tennessee, General Obligation Bonds, 2012 Refunding Series A	4.000%	08/01/2025	AA+	$5,000,000	$5,682,800
State of Tennessee, General Obligation Bonds, 2007 Series A (Prerefunded to 10-01-2015 @ 100) (b)	4.500%	10/01/2025	AA+	425,000	468,877
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AA+	2,250,000	2,457,652
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2026	AA+	1,175,000	1,312,581

					21,548,891

Texas (2.30%)
City of Plano, Texas, (Collin and Denton Counties), General Obligation Refunding and Improvement Bonds, Series 2011	5.000%	09/01/2020	Aaa	1,000,000	1,246,990
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	775,000	885,732
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2026	AA-	2,000,000	2,313,680
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,500,000	1,704,270
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2012	4.000%	02/15/2028	AA	2,000,000	2,133,760
New Braunfels Independent School District, (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2029	AA	900,000	961,911
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2029	AA+	2,365,000	2,757,235
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2031	AA+	1,565,000	1,811,315

					13,814,893

Utah (1.70%)
West Jordan Utah, General Obligation Bonds (Prerefunded to 04-01-2014 @ 100) (b)	5.250%	04/01/2022	NR	680,000	713,816
Board of Education of Canyons School District, Utah, General Obligation Bonds, (Utah School Bond Guaranty Program), Series 2011	4.000%	06/15/2023	Aaa	1,000,000	1,137,570
Board of Education of Alpine School District, Utah County, Utah, General Obligation School Building and Refunding Bonds, (Utah School Bond Guaranty Program), Series 2012B	3.000%	03/15/2024	Aa1	2,750,000	2,861,870
Board of Education of Alpine School District, Utah County, Utah, General Obligation School Building and Refunding Bonds, (Utah School Bond Guaranty Program), Series 2012B	3.000%	03/15/2025	Aa1	2,830,000	2,906,155
Board of Education of Canyons School District, Utah, General Obligation Bonds, (Utah School Bond Guaranty Program), Series 2012	3.500%	06/15/2026	Aaa	2,500,000	2,603,850

					10,223,261

Virginia (3.60%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	900,000	1,079,811
City of Salem, Virginia General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa3	520,000	563,139
General Obligation Public Improvement and Refunding Bonds, Series 2007 of the City of Hampton, Virginia	4.375%	01/15/2023	Aa1	1,550,000	1,720,082
Virginia Public School Authority, Special Obligation School Financing Bonds, Prince William County Series 2012	4.500%	07/15/2024	Aaa	3,285,000	3,837,931
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2006 A	4.500%	08/01/2024	Aa1	1,000,000	1,092,240
County of Culpeper, Virginia, General Obligation School and Refunding Bonds, Series 2012	3.000%	01/15/2025	Aa2	940,000	957,663
County of Culpeper, Virginia, General Obligation School and Refunding Bonds, Series 2012	3.000%	01/15/2026	Aa2	940,000	940,620
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2026	Aaa	1,395,000	1,541,056
Virginia Public School Authority, School Financing Bonds, (1997 Resolution) Series 2004 A (Prerefunded to 08-01-2014 @ 100) (b)	4.750%	08/01/2027	Aa1	900,000	953,280
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2029	Aa2	1,790,000	2,086,961

66	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Virginia (Cont.)
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2030	Aa2	$1,880,000	$2,183,018
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2031	Aa2	1,975,000	2,285,588
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2032	Aa2	2,075,000	2,393,201

					21,634,590

Washington (3.28%)
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006	5.000%	12/01/2020	Aa2	1,420,000	1,589,690
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2012B	3.000%	12/01/2023	AA+	5,000,000	5,364,350
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,347,660
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2026	AA+	2,500,000	2,857,900
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2028	AA-	680,000	763,756
The City of Seattle, Washington, Drainage and Wastewater Revenue Bonds, 2004 (Prerefunded to 09-01-2014 @ 100) (b)	4.750%	09/01/2028	Aa1	1,140,000	1,211,717
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.250%	12/01/2028	A1	2,445,000	2,621,260
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.125%	01/01/2029	AA-	445,000	501,132
Public Utility District No. 1 of Douglas County, Washington, Wells Hydroelectric Revenue and Refunding Bonds, Series 2005B (Non-AMT)	5.000%	09/01/2030	Aa3	900,000	952,308
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2030	Aa3	1,325,000	1,539,743

					19,749,516

West Virginia (2.67%)
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	5.000%	10/01/2022	Aa3	2,200,000	2,674,892
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.250%	05/01/2027	AA	2,260,000	2,436,393
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2027	Aa3	2,240,000	2,550,016
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.375%	05/01/2028	AA	2,350,000	2,539,058
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2028	Aa3	2,595,000	2,935,386
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	5.000%	05/01/2030	AA	2,555,000	2,912,623

					16,048,368

Wisconsin (1.08%)
City of Fond Du Lac, Fon Du Lac County, Wisconsin, General Obligation Refunding Bonds, Series 2010	4.250%	03/01/2023	AA-	500,000	555,545
Fox Valley Technical College District, Wisconsin, General Obligation School Facilities Bonds, Series 2012C	3.000%	12/01/2023	Aaa	4,200,000	4,490,934
School District of Elbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds	5.000%	04/01/2028	Aaa	850,000	968,031
Village of Whitefish Bay, Wisconsin, (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A (c)	3.250%	04/01/2029	Aa1	495,000	491,941

					6,506,451

Total Long-term Municipal Bonds
(cost $539,692,158)					561,549,765

See accompanying notes to schedules of investments.	67

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

	Shares	Value
Short-term Investments (5.75%)
JPMorgan Tax Free Money Market Fund	34,603,543	$34,603,543

Total Short-term Investments
(cost $ 34,603,543)		34,603,543

TOTAL INVESTMENTS (99.17%)
(cost $ 574,295,701)		596,153,308
OTHER ASSETS, NET OF LIABILITIES (0.83%)		4,966,512

NET ASSETS (100.00%)		$601,119,820

(a)	Ratings are not audited and represent the lower of Moody’s, S&P or Fitch issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government or U.S. Government Agency securities to support the timely payment of principal and interest.

(c)	Security purchased on a “when-issued” basis.

NR - Not Rated

68	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

March 31, 2013

(Unaudited)

	Principal amount	Value
Short-term Investments (99.91%)
Agriculture, Foods, & Beverage (10.44%)
Coca-Cola Co. (a)
0.130%, 04/22/2013	$8,222,000	$8,221,287
0.110%, 05/23/2013	1,890,000	1,889,682
0.160%, 06/11/2013	1,600,000	1,599,474
0.140%, 06/18/2013	2,247,000	2,246,292
Nestle Finance International Ltd.
0.110%, 04/24/2013	3,515,000	3,514,721
0.140%, 05/08/2013	1,284,000	1,283,800
0.140%, 06/07/2013	10,385,000	10,382,173

		29,137,429

Automotive (12.64%)
American Honda Finance Corp.
0.160%, 05/24/2013	4,774,000	4,772,812
0.150%, 05/28/2013	3,300,000	3,299,175
PACCAR Financial Corp.
0.110%, 04/17/2013	1,000,000	999,942
0.130%, 05/09/2013	7,600,000	7,598,875
0.110%, 06/04/2013	1,000,000	999,795
0.160%, 06/13/2013	2,845,000	2,844,039
Toyota Motor Credit Corp.
0.170%, 04/08/2013	12,740,000	12,739,398
0.150%, 04/08/2013	802,000	801,967
0.150%, 06/05/2013	1,216,000	1,215,655

		35,271,658

Consumer & Marketing (5.01%)
Procter & Gamble Co., The (a)
0.110%, 05/06/2013	14,000,000	13,998,374

Financial Services (9.27%)
General Electric Capital Corp.
0.110%, 05/17/2013	1,127,000	1,126,831
0.100%, 06/20/2013	13,399,000	13,395,911
Wells Fargo & Co.
0.140%, 06/03/2013	2,860,000	2,859,266
0.150%, 06/14/2013	8,500,000	8,497,273

		25,879,281

Government Agency Securities (b) (31.24%)
Federal Home Loan Mortgage Corp.
0.050%, 04/01/2013	2,500,000	2,499,990
0.070%, 04/03/2013	1,900,000	1,899,982
0.115%, 04/10/2013	5,000,000	4,999,808
0.125%, 04/15/2013	3,372,000	3,371,815
0.085%, 04/15/2013	993,000	992,946
0.125%, 04/17/2013	9,000,000	8,999,426
0.100%, 04/17/2013	1,700,000	1,699,891
0.120%, 04/26/2013	3,300,000	3,299,692
0.125%, 05/01/2013	15,000,000	14,998,281
0.115%, 05/03/2013	2,783,000	2,782,689
0.070%, 05/08/2013	7,100,000	7,099,448
0.110%, 05/10/2013	5,400,000	5,399,307
0.090%, 05/15/2013	7,500,000	7,499,119
0.088%, 05/24/2013	8,000,000	7,998,905

	Principal amount	Value
Short-term Investments (Cont.)
Government Agency Securities (Cont.)
Federal National Mortgage Association
0.060%, 04/01/2013	$10,000,000	$9,999,949
0.105%, 05/08/2013	2,250,000	2,249,738
0.135%, 05/29/2013	1,400,000	1,399,680

		87,190,666

Health Care (15.22%)
Abbott Laboratories (a)
0.130%, 05/08/2013	8,200,000	8,198,816
0.130%, 06/03/2013	6,100,000	6,098,546
Merck & Co. Inc. (a)
0.080%, 04/05/2013	5,000,000	4,999,922
0.110%, 05/14/2013	1,500,000	1,499,789
0.130%, 05/20/2013	7,400,000	7,398,610
Roche Holdings (a)
0.110%, 04/30/2013	2,500,000	2,499,756
0.120%, 05/13/2013	11,790,000	11,788,232

		42,483,671

	Shares	Value
Registered Investment Companies (4.63%)
JPMorgan U.S. Government Money Market Fund	12,919,311	$12,919,311

	Principal amount	Value
U.S. Government Obligations (11.46%)
U.S. Treasury Bill
0.061%, 04/11/2013	$11,000,000	$10,999,758
0.065%, 04/18/2013	10,000,000	9,999,639
0.052%, 05/30/2013	11,000,000	10,999,024

		31,998,421

Total Short-term Investments
(cost $ 278,878,811)		278,878,811

TOTAL INVESTMENTS (99.91%)
(cost $ 278,878,811)		278,878,811
OTHER ASSETS, NET OF LIABILITIES (0.09%)		251,294

NET ASSETS (100.00%)		$279,130,105

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to schedules of investments.	69

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings) in common stocks and other equity securities of large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stock and other equity securities of small and mid-capitalization stocks issued by U.S. companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500®1 Index. The S&P 500 Index Fund pursues its investment objective by investing in substantially all of the securities that make up the S&P 500 Index. The S&P 500 Index tracks the common stock performance of 500 large U.S. companies.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests substantially all of its assets in Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Fund typically invests 80% or more of its net assets (plus any borrowings for investment purposes) in investment grade bonds or bonds determined to be of comparable quality.

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Retirement Fund (the “LifePath Retirement Fund”)4 is managed for investors seeking income and moderate long-term growth of capital. The LifePath Retirement Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Retirement Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

The State Farm LifePath 2050® Fund (the “LifePath 2050 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050. The LifePath 2050 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2050 Master Portfolio. The LifePath 2050 Master Portfolio and the LifePath 2050 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of equity, fixed income and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase. The Underlying Funds include the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series, collectively defined as the “Underlying Master Portfolios”.

The LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds are collectively defined as the “Feeder Funds”. The LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio are collectively defined as the “Master Portfolios”.

For more information about the Master Portfolios refer to the Master Investment Portfolio (“MIP”) section.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 6 Income Taxes.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at March 31, 2013. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Investments in Master Portfolios

Each Feeder Fund records its investment in its Master Portfolio based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

For more information refer to Note 4 Investments in Master Portfolios.

Securities Purchased on a “When-issued” Basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment canceled. At March 31, 2013, the Tax Advantaged Bond Fund had commitments of $491,941 (representing 0.08% of net assets) for when-issued securities.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Short Sales

The S&P 500 Index Fund, Small Cap Index Fund and the International Index Fund may enter into covered short sale transactions to dispose of certain securities received as part of involuntary corporate actions (e.g., corporate mergers, spin-offs, distributions) that are no longer included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of the Fund.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including reviewing a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of March 31, 2013:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$344,606,473	$—	$—	$344,606,473
Short-term Investments	5,553,314	—	—	5,553,314
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	220,316,784	—	—	220,316,784
Registered Investment Companies (a)	1,557,192	—	—	1,557,192
Short-term Investments	2,460,414	—	—	2,460,414
International Equity Fund					—	1,815	—	1,815
Common Stocks (a)	—	120,307,450	—	120,307,450
Preferred Stocks (a)	—	1,201,027	—	1,201,027
Short-term Investments	4,998,787	—	—	4,998,787
S&P 500 Index Fund					332,895	—	—	332,895
Common Stocks (a)	685,454,249	—	—	685,454,249
Short-term Investments	17,822,920	—	—	17,822,920
Small Cap Index Fund					150,526	—	—	150,526
Common Stocks (a)	335,234,336	—	0	335,234,336
Registered Investment Companies (a)	3,774,365	—	—	3,774,365
Short-term Investments	8,523,857	679,984	—	9,203,841
International Index Fund					(18,624)	15,117	—	(3,507)
Common Stocks (a)	—	209,568,189	0	209,568,189
Preferred Stocks (a)	—	1,201,321	—	1,201,321
Short-term Investments	2,875,514	—	—	2,875,514
Equity and Bond Fund					—	—	—	—
Registered Investment Companies	217,341,111	—	—	217,341,111
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	385,905,346	—	385,905,346
Taxable Municipal Bonds	—	1,004,450	—	1,004,450
Commercial Mortgage-Backed Securities	—	4,066,457	—	4,066,457
Agency Commercial Mortgage-Backed Securities	—	78,628,261	—	78,628,261
Agency Mortgage-Backed Securities	—	80,438,780	—	80,438,780
Agency Notes & Bonds	—	8,196,938	—	8,196,938
U.S. Treasury Obligations	—	187,104,796	—	187,104,796
Short-term Investments	12,802,472	—	—	12,802,472
Tax Advantaged Bond Fund					—	—	—	—
Long-term Municipal Bonds	—	561,549,765	—	561,549,765
Short-term Investments	34,603,543	—	—	34,603,543
Money Market Fund					—	—	—	—
Short-term Investments	12,919,311	265,959,500	—	278,878,811

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
LifePath Retirement Fund					$—	$—	$—	$—
Investments in securities in Master Portfolios	$—	$957,843,520	$—	$957,843,520
LifePath 2020 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,505,706,104	—	1,505,706,104
LifePath 2030 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,341,403,868	—	1,341,403,868
LifePath 2040 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	976,720,019	—	976,720,019
LifePath 2050 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	132,941,965	—	132,941,965

There were no transfers of securities between Level 1 and Level 2 as of March 31, 2013 as compared to December 31, 2012.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 5 Derivative Instruments.

The Small Cap Index Fund and International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2012 or for the period ended March 31, 2013. The remaining Funds did not hold any Level 3 securities as of December 31, 2012 or for the period ended March 31, 2013.

4.	Investments in Master Portfolios

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios.

The Master Portfolios are diversified, open-end management investment companies, each of which has an investment objective substantially similar to that of its corresponding Feeder Fund. The Schedules of Investments of each Master Portfolio are included elsewhere in this report.

The percentage ownership in the Master Portfolios held by the Feeder Funds as of March 31, 2013 is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds
LifePath Retirement Fund	LifePath Retirement Master Portfolio	62.11%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	56.82%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	56.59%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	53.81%
LifePath 2050 Fund	LifePath 2050 Master Portfolio	42.88%

5.	Derivative Instruments

The S&P 500 Index Fund, Small Cap Index Fund and International Index Fund are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Unrealized gains and losses on open futures contracts are reflected in other assets in the Schedules of Investments. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds engaged in transaction hedging and the International Index Fund engaged in portfolio hedging with the objective to protect against variations in exchange rates. Transaction hedging involved the purchase and sale of forward foreign currency contracts between trade date and settlement date on security transactions. Portfolio hedging involved selling forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. Unrealized gains and losses on forward foreign currency contracts are reflected in other assets in the Schedule of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

For unrealized gain (loss) of derivative instruments held by the Funds, see the Schedules of Investments.

6.	Income Taxes

As of March 31, 2013, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$274,291,242	$80,520,551	$(4,652,006)	$75,868,545
Small/Mid Cap Equity Fund	179,072,608	48,146,115	(2,884,333)	45,261,782
International Equity Fund	101,916,853	28,329,800	(3,739,389)	24,590,411
S&P 500 Index Fund	464,283,224	263,436,262	(24,442,317)	238,993,945
Small Cap Index Fund	276,653,992	111,378,345	(39,819,795)	71,558,550
International Index Fund	181,003,739	63,592,067	(30,950,782)	32,641,285
Equity and Bond Fund	210,591,550	7,337,218	(587,657)	6,749,561
Bond Fund	714,158,325	45,302,310	(1,313,135)	43,989,175
Tax Advantaged Bond Fund	574,295,701	24,762,486	(2,904,879)	21,857,607
Money Market Fund	278,878,811	—	—	—

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the MIP Schedules of Investments which are included in this report.

(1) “S&P 500”® is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

(2) The Russell 2000® Index is a trademark/service mark and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell”). The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3) The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

(4) LifePath and LifePath followed by 2020, 2030, 2040 and 2050 are registered trademarks of BlackRock Institutional Trust Company, N.A.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 38.2%
Active Stock Master Portfolio	$306,265,502	$306,265,502
ACWI ex-US Index Master Portfolio	$33,262,641	33,262,641
BlackRock Commodity Strategies Fund	5,568,818	54,964,237
iShares Cohen & Steers Realty Majors Index Fund (b)	28,138	2,319,978
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	57,627	1,967,962
iShares MSCI Canada Index Fund (b)	331,786	9,459,219
iShares MSCI EAFE Index Fund (b)	1,229,231	72,500,044
iShares MSCI EAFE Small Cap Index Fund (b)	342,604	15,060,872
iShares MSCI Emerging Markets Index Fund (b)	636,776	27,241,277
Master Small Cap Index Series	$66,021,699	66,021,699

		589,063,431

Fixed Income Funds - 61.5%
CoreAlpha Bond Master Portfolio	$808,128,316	808,128,316
iShares Barclays TIPS Bond Fund	1,140,216	138,251,190

		946,379,506

Short-Term Securities - 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19% (c)(d)	33,712,736	33,712,736
BlackRock Cash Funds: Prime, SL Agency Shares, 0.16% (c)(d)	5,374,824	5,374,824

		39,087,560

Total Affiliated Investment Companies
(Cost - $1,470,623,712*) - 102.2%		1,574,530,497
Liabilities in Excess of Other Assets - (2.2)%		(33,748,745)

Net Assets - 100.0%		$1,540,781,752

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,473,508,623

Gross unrealized appreciation	$107,286,840
Gross unrealized depreciation	(6,264,966)

Net unrealized appreciation	$101,021,874

76

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain (Loss)

Active Stock Master Portfolio	$298,793,488	$7,472,014	[1]	—	$306,265,502	$306,265,502	$1,352,579	$14,284,912
ACWI ex-US Index Master Portfolio	$27,699,413	$5,563,228	[1]	—	$33,262,641	$33,262,641	$176,284	$36,245
BlackRock Cash Funds: Institutional, SL Agency Shares	7,529,155	26,183,581	[1]	—	33,712,736	$33,712,736	$10,798	—
BlackRock Cash Funds: Prime, SL Agency Shares	1,254,994	4,119,830	[1]	—	5,374,824	$5,374,824	$1,620	—
BlackRock Commodity Strategies Fund	5,285,130	283,688		—	5,568,818	$54,964,237	—	—
CoreAlpha Bond Master Portfolio	$778,624,808	$29,503,508	[1]	—	$808,128,316	$808,128,316	$6,664,292	$729,379
iShares Barclays TIPS Bond Fund	1,074,113	69,821		(3,718)	1,140,216	$138,251,190	—	$50,871
iShares Cohen & Steers Realty Majors Index Fund	28,264	—		(126)	28,138	$2,319,978	$16,294	$1,216
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	91,497	—		(33,870)	57,627	$1,967,962	$10,680	$68,235
iShares MSCI Canada Index Fund	350,676	—		(18,890)	331,786	$9,459,219	—	$(31,853)
iShares MSCI EAFE Index Fund	1,310,595	—		(81,364)	1,229,231	$72,500,044	—	$602,008
iShares MSCI EAFE Small Cap Index Fund	344,187	—		(1,583)	342,604	$15,060,872	—	$(3,325)
iShares MSCI Emerging Markets Index Fund	662,040	—		(25,264)	636,776	$27,241,277	—	$70,074
Master Small Cap Index Series	$64,132,281	$1,889,418	[1]	—	$66,021,699	$66,021,699	$179,908	$559,773

[1]	Represents net shares/beneficial interest purchased.

77

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

March 31, 2013

(Unaudited)

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$360,852,339	$1,213,678,158	—	$1,574,530,497

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, collateral on securities loaned at value of $36,853,140 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

78

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 53.1%
Active Stock Master Portfolio	$745,526,253	$745,526,253
ACWI ex-US Index Master Portfolio	$51,166,014	51,166,014
BlackRock Commodity Strategies Fund	9,732,374	96,058,534
iShares Cohen & Steers Realty Majors Index Fund (b)	436,565	35,994,784
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (b)	1,341,741	45,820,455
iShares MSCI Canada Index Fund (b)	912,331	26,010,557
iShares MSCI EAFE Index Fund	3,429,065	202,246,254
iShares MSCI EAFE Small Cap Index Fund	745,833	32,786,819
iShares MSCI Emerging Markets Index Fund (b)	1,773,534	75,871,784
Master Small Cap Index Series	$95,050,014	95,050,014

		1,406,531,468

Fixed Income Funds - 46.6%
CoreAlpha Bond Master Portfolio	$1,062,795,519	1,062,795,519
iShares Barclays TIPS Bond Fund	1,410,794	171,058,773

		1,233,854,292

Short-Term Securities - 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19% (c)(d)	89,315,044	89,315,044
BlackRock Cash Funds: Prime, SL Agency Shares, 0.16% (c)(d)	14,161,542	14,161,542

		103,476,586

Total Affiliated Investment Companies
(Cost - $2,518,390,310*) - 103.6%		2,743,862,346
Liabilities in Excess of Other Assets - (3.6)%		(95,494,951)

Net Assets - 100.0%		$2,648,367,395

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,538,012,038

Gross unrealized appreciation	$211,534,103
Gross unrealized depreciation	(5,683,795)

Net unrealized appreciation	$205,850,308

79

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain (Loss)

Active Stock Master Portfolio	$725,539,622	$19,686,631	[1]	—	$745,526,253	$745,526,253	$3,321,027	$35,022,154
ACWI ex-US Index Master Portfolio	$42,040,829	$9,125,185	[1]	—	$51,166,014	$51,166,014	$268,235	$54,933
BlackRock Cash Funds:
Institutional, SL Agency Shares	18,545,337	70,769,707	[1]	—	89,315,044	$89,315,044	$27,399	—
BlackRock Cash Funds: Prime, SL Agency Shares	4,104,742	10,056,800	[1]	—	14,161,542	$14,161,542	$4,245	—
BlackRock Commodity Strategies Fund	9,023,154	709,220		—	9,732,374	$96,058,534	—	—
CoreAlpha Bond Master Portfolio	$997,874,524	$64,920,995	[1]	—	$1,062,795,519	$1,062,795,519	$8,612,096	$1,009,057
iShares Barclays TIPS Bond Fund	1,297,149	116,801		(3,156)	1,410,794	$171,058,773	—	$40,056
iShares Cohen & Steers Realty Majors Index Fund	450,679	—		(14,114)	436,565	$35,994,784	$252,798	$124,447
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,375,939	—		(34,198)	1,341,741	$45,820,455	$248,662	$122,258
iShares MSCI Canada Index Fund	951,620	—		(39,289)	912,331	$26,010,557	—	$(159,860)
iShares MSCI EAFE Index Fund	3,472,019	—		(42,954)	3,429,065	$202,246,254	—	$312,990
iShares MSCI EAFE Small Cap Index Fund	772,687	—		(26,854)	745,833	$32,786,819	—	$(53,026)
iShares MSCI Emerging Markets Index Fund	1,801,391	—		(27,857)	1,773,534	$75,871,784	$26,167	$(41,490)
Master Small Cap Index Series	$91,038,885	$4,011,129	[1]	—	$95,050,014	$95,050,014	$259,009	$805,893

[1]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are

80

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

March 31, 2013

(Unaudited)

categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2—other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$789,324,546	$1,954,537,800	—	$2,743,862,346

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, collateral on securities loaned at value of $97,100,348 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

81

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 68.8%
Active Stock Master Portfolio	$875,170,460	$875,170,460
ACWI ex-US Index Master Portfolio	$67,073,743	67,073,743
BlackRock Commodity Strategies Fund	9,014,870	88,976,769
iShares Cohen & Steers Realty Majors Index Fund (b)	759,466	62,617,972
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (b)	2,215,907	75,673,224
iShares MSCI Canada Index Fund (b)	1,079,112	30,765,483
iShares MSCI EAFE Index Fund (b)	4,026,402	237,477,190
iShares MSCI EAFE Small Cap Index Fund (b)	840,235	36,936,731
iShares MSCI Emerging Markets Index Fund (b)	2,048,044	87,615,322
Master Small Cap Index Series	$67,140,913	67,140,913

		1,629,447,807

Fixed Income Funds - 30.9%
CoreAlpha Bond Master Portfolio	$639,863,315	639,863,315
iShares Barclays TIPS Bond Fund	770,618	93,437,433

		733,300,748

Short-Term Securities - 11.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19% (c)(d)	226,468,909	226,468,909
BlackRock Cash Funds: Prime, SL Agency Shares, 0.16% (c)(d)	37,947,806	37,947,806

		264,416,715

Total Affiliated Investment Companies
(Cost - $2,392,865,014*) - 110.9%		2,627,165,270
Liabilities in Excess of Other Assets - (10.9)%		(257,964,668)

Net Assets - 100.0%		$2,369,200,602

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,420,834,412

Gross unrealized appreciation	$240,118,186
Gross unrealized depreciation	(33,787,328)

Net unrealized appreciation	$206,330,858

82

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain/ (Loss)

Active Stock Master Portfolio	$841,283,578	$33,886,882	[1]	—	$875,170,460	$875,170,460	$3,881,544	$40,917,783
ACWI ex-US Index Master Portfolio	$48,830,798	$18,242,945	[1]	—	$67,073,743	$67,073,743	$325,914	$65,543
BlackRock Cash Funds: Institutional, SL Agency Shares	39,402,527	187,066,382	[1]	—	226,468,909	$226,468,909	$31,800	—
BlackRock Cash Funds: Prime, SL Agency Shares	9,624,087	28,323,719	[1]	—	37,947,806	$37,947,806	$5,105	—
BlackRock Commodity Strategies Fund	7,981,436	1,033,434		—	9,014,870	$88,976,769	—	—
CoreAlpha Bond Master Portfolio	$593,095,629	$46,767,686	[1]	—	$639,863,315	$639,863,315	$5,147,502	$639,476
iShares Barclays TIPS Bond Fund	707,463	63,155		—	770,618	$93,437,433	—	—
iShares Cohen & Steers Realty Majors Index Fund	750,700	8,766		—	759,466	$62,617,972	$435,506	—
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,215,546	361		—	2,215,907	$75,673,224	$410,670	—
iShares MSCI Canada Index Fund	1,114,324	—		(35,212)	1,079,112	$30,765,483	—	$(143,156)
iShares MSCI EAFE Index Fund	4,026,402	—		—	4,026,402	$237,477,190	—	—
iShares MSCI EAFE Small Cap Index Fund	889,363	—		(49,128)	840,235	$36,936,731	—	$(95,491)
iShares MSCI Emerging Markets Index Fund	2,093,140	—		(45,096)	2,048,044	$87,615,322	—	$(165,476)
Master Small Cap Index Series	$64,557,533	$2,583,380	[1]	—	$67,140,913	$67,140,913	$182,958	$569,262

[1]	Represents net shares / beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

83

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

March 31, 2013

(Unaudited)

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2—other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$977,916,839	$1,649,248,431	—	$2,627,165,270

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, collateral on securities loaned at value of $ 260,193,788 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

84

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 81.3%
Active Stock Master Portfolio	$796,593,100	$796,593,100
ACWI ex-US Index Master Portfolio	$58,507,500	58,507,500
BlackRock Commodity Strategies Fund	7,041,652	69,501,102
iShares Cohen & Steers Realty Majors Index Fund (b)	837,511	69,052,782
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (b)	2,302,051	78,615,042
iShares MSCI Canada Index Fund	990,422	28,236,931
iShares MSCI EAFE Index Fund (b)	3,706,186	218,590,850
iShares MSCI EAFE Small Cap Index Fund	772,074	33,940,373
iShares MSCI Emerging Markets Index Fund (b)	1,890,032	80,855,569
Master Small Cap Index Series	$40,704,184	40,704,184

		1,474,597,433

Fixed Income Funds - 18.4%
CoreAlpha Bond Master Portfolio	$304,387,838	304,387,838
iShares Barclays TIPS Bond Fund (b)	251,446	30,487,828

		334,875,666

Short-Term Securities - 8.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19% (c)(d)	125,980,400	125,980,400
BlackRock Cash Funds: Prime, SL Agency Shares, 0.16% (c)(d)	21,018,308	21,018,308

		146,998,708

Total Affiliated Investment Companies
(Cost - $1,761,702,727*) - 107.8%		1,956,471,807
Liabilities in Excess of Other Assets - (7.8)%		(142,411,864)

Net Assets - 100.0%		$1,814,059,943

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,791,086,816

Gross unrealized appreciation	$199,128,989
Gross unrealized depreciation	(33,743,998)

Net unrealized appreciation	$165,384,991

85

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain (Loss)

Active Stock Master Portfolio	$760,695,544	$35,897,556	[1]	—	$796,593,100	$796,593,100	$3,527,378	$37,145,704
ACWI ex-US Index Master Portfolio	$38,541,025	$19,966,475	[1]	—	$58,507,500	$58,507,500	267,568	$53,628
BlackRock Cash Funds: Institutional, SL Agency Shares	26,972,214	99,008,186	[1]	—	125,980,400	$125,980,400	$41,658	—
BlackRock Cash Funds: Prime, SL Agency Shares	6,555,513	14,462,795	[1]	—	21,018,308	$21,018,308	$6,855	—
BlackRock Commodity Strategies Fund	6,060,504	981,148		—	7,041,652	$69,501,102	—	—
CoreAlpha Bond Master Portfolio	$272,301,743	$32,086,095	[1]	—	$304,387,838	$304,387,838	$2,394,344	$327,762
iShares Barclays TIPS Bond Fund	238,933	12,513		—	251,446	$30,487,828	—	—
iShares Cohen & Steers Realty Majors Index Fund	807,851	67,232		(37,572)	837,511	$69,052,782	$446,523	$211,197
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,340,965	24,921		(63,835)	2,302,051	$78,615,042	$422,774	$(243,962)
iShares MSCI Canada Index Fund	1,023,835	—		(33,413)	990,422	$28,236,931	—	$(135,179)
iShares MSCI EAFE Index Fund	3,712,248	—		(6,062)	3,706,186	$218,590,850	—	$(13,538)
iShares MSCI EAFE Small Cap Index Fund	797,837	—		(25,763)	772,074	$33,940,373	—	$(50,148)
iShares MSCI Emerging Markets Index Fund	1,924,980			(34,948)	1,890,032	$80,855,569	—	$(162,624)
Master Small Cap Index Series	$39,498,574	$1,205,610	[1]	—	$40,704,184	$40,704,184	$110,918	$345,115

[1]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

86

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

March 31, 2013

(Unaudited)

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2—other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$756,279,185	$1,200,192,622	—	$1,956,471,807

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, collateral on securities loaned at value of $144,114,605 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

87

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 91.8%
Active Stock Master Portfolio	$153,608,291	$153,608,291
ACWI ex-US Index Master Portfolio	$33,924,491	33,924,491
BlackRock Commodity Strategies Fund	1,223,102	12,072,013
iShares Cohen & Steers Realty Majors Index Fund (b)	176,822	14,578,974
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	486,625	16,618,244
iShares MSCI Canada Index Fund	128,353	3,659,344
iShares MSCI EAFE Index Fund (b)	466,584	27,519,124
iShares MSCI EAFE Small Cap Index Fund	139,708	6,141,564
iShares MSCI Emerging Markets Index Fund	243,025	10,396,610
Master Small Cap Index Series	$5,444,447	5,444,447

		283,963,102

Fixed Income Funds - 7.8%
CoreAlpha Bond Master Portfolio	$24,255,937	24,255,937

		24,255,937

Short-Term Securities - 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19% (c)(d)	10,542,890	10,542,890
BlackRock Cash Funds: Prime, SL Agency Shares, 0.16% (c)(d)	1,699,889	1,699,889

		12,242,779

Total Affiliated Investment Companies
(Cost - $290,744,676*) - 103.5%		320,461,818
Liabilities in Excess of Other Assets - (3.5)%		(10,941,097)

Net Assets - 100.0%		$309,520,721

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$292,080,220

Gross unrealized appreciation	$30,297,124
Gross unrealized depreciation	(1,915,526)

Net unrealized appreciation	$28,381,598

88

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain (Loss)

Active Stock Master Portfolio	$136,546,567	$17,061,724	[1]	—	$153,608,291	$153,608,291	$659,235	$6,907,773
ACWI ex-US Index Master Portfolio	$23,074,195	$10,850,296	[1]	—	$33,924,491	$33,924,491	$179,850	$36,123
BlackRock Cash Funds: Institutional, SL Agency Shares	3,548,844	6,994,046	[1]	—	10,542,890	$10,542,890	$4,517	—
BlackRock Cash Funds: Prime, SL Agency Shares	907,096	792,793	[1]	—	1,699,889	$1,699,889	$716	—
BlackRock Commodity Strategies Fund	969,991	253,111		—	1,223,102	$12,072,013		—
CoreAlpha Bond Master Portfolio	$18,868,890	$5,387,047	[1]	—	$24,255,937	$24,255,937	$173,910	$30,757
iShares Cohen & Steers Realty Majors Index Fund	154,447	22,375		—	176,822	$14,578,974	$96,052	—
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	444,626	41,999		—	486,625	$16,618,244	$87,703	—
iShares MSCI Canada Index Fund	130,967	—		(2,614)	128,353	$3,659,344	—	$(9,185)
iShares MSCI EAFE Index Fund	471,857	—		(5,273)	466,584	$27,519,124	—	$(11,419)
iShares MSCI EAFE Small Cap Index Fund	134,998	4,710		—	139,708	$6,141,564	—	—
iShares MSCI Emerging Markets Index Fund	245,849	—		(2,824)	243,025	$10,396,610	—	$(6,040)
Master Small Cap Index Series	$4,938,307	$506,140	[1]	—	$5,444,447	$5,444,447	$14,836	$46,161

[1]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

89

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

March 31, 2013

(Unaudited)

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2—other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$103,228,652	$217,233,166	—	$320,461,818

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, collateral on securities loaned at value of $11,655,500 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

90

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks	Shares	Value

Aerospace & Defense - 3.2%
BE Aerospace, Inc. (a)	39,873	$2,403,943
The Boeing Co.	219,723	18,863,220
Exelis, Inc.	156,370	1,702,869
Honeywell International, Inc.	101,480	7,646,518
Northrop Grumman Corp. (b)	172,314	12,087,827
Precision Castparts Corp.	69,126	13,107,672
Raytheon Co.	204,740	12,036,665
Spirit Aerosystems Holdings, Inc., Class A (a)	112,677	2,139,736
United Technologies Corp.	241,170	22,532,513

		92,520,963

Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	67,290	2,402,926
United Parcel Service, Inc., Class B	50,039	4,298,350

		6,701,276

Airlines - 1.0%
Copa Holdings SA	57,950	6,931,400
Delta Air Lines, Inc. (a)	464,035	7,661,218
United Continental Holdings, Inc. (a)	419,246	13,420,064

		28,012,682

Auto Components - 0.7%
Allison Transmission Holdings, Inc. (b)	13,411	321,998
Johnson Controls, Inc.	188,180	6,599,473
Lear Corp.	205,011	11,248,953
TRW Automotive Holdings Corp. (a)	21,300	1,171,500

		19,341,924

Automobiles - 0.3%
Ford Motor Co.	491,920	6,468,748
General Motors Co. (a)	53,700	1,493,934

		7,962,682

Beverages - 1.8%
Beam, Inc.	91,143	5,791,226
The Coca-Cola Co.	850,601	34,398,304
Coca-Cola Enterprises, Inc.	7,756	286,352
Diageo Plc	277,500	8,749,181
Monster Beverage Corp. (a)	62,113	2,965,275

		52,190,338

Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (a)	12,115	1,116,276
Amgen, Inc.	79,807	8,181,016
Biogen Idec, Inc. (a)	25,457	4,910,910
Celgene Corp. (a)	10,901	1,263,535
Gilead Sciences, Inc. (a)	263,959	12,915,514
Myriad Genetics, Inc. (a)	101,916	2,588,666

91

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Biotechnology (cont.)
United Therapeutics Corp. (a)	147,767	$8,994,577

		39,970,494

Capital Markets - 0.4%
The Bank of New York Mellon Corp.	6	168
Federated Investors, Inc., Class B	7,059	167,087
The Goldman Sachs Group, Inc.	31,390	4,619,038
Invesco Ltd.	66,296	1,919,932
LPL Financial Holdings, Inc. (b)	32,909	1,060,986
Morgan Stanley	108,260	2,379,555
State Street Corp.	42,400	2,505,416

		12,652,182

Chemicals - 1.8%
Ashland, Inc.	10,800	802,440
CF Industries Holdings, Inc.	19,354	3,684,421
Cytec Industries, Inc. (b)	13,432	995,043
The Dow Chemical Co.	104,350	3,322,504
E.I. du Pont de Nemours & Co.	163,960	8,060,274
Eastman Chemical Co.	25,190	1,760,025
LyondellBasell Industries NV, Class A	61,672	3,903,221
Monsanto Co.	174,302	18,411,520
Olin Corp.	82,160	2,072,075
PPG Industries, Inc.	71,350	9,556,619
Valspar Corp.	6,192	385,452

		52,953,594

Commercial Banks - 2.7%
BankUnited, Inc.	18,323	469,435
BOK Financial Corp.	4,965	309,319
CIT Group, Inc. (a)	85,001	3,695,843
Fifth Third Bancorp	380,140	6,200,083
First Citizens Bancshares, Inc., Class A	5,828	1,064,776
First Republic Bank	122,046	4,713,417
KeyCorp	55,400	551,784
Regions Financial Corp.	526,200	4,309,578
SunTrust Banks, Inc.	163,860	4,720,807
U.S. Bancorp	584,319	19,825,944
Wells Fargo & Co.	866,672	32,058,197

		77,919,183

Commercial Services & Supplies - 0.6%
The ADT Corp. (b)	164,740	8,062,376
Covanta Holding Corp.	259,800	5,234,970
Tyco International Ltd.	143,690	4,598,080

		17,895,426

Communications Equipment - 1.5%
Cisco Systems, Inc.	780,596	16,322,262
F5 Networks, Inc. (a)	40,434	3,601,861

92

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Communications Equipment (cont.)
QUALCOMM, Inc.	366,814	$24,558,197

		44,482,320

Computers & Peripherals - 2.8%
Apple, Inc.	146,114	64,674,440
Dell, Inc.	49,560	710,195
EMC Corp. (a)	526,200	12,570,918
Western Digital Corp.	71,265	3,583,204

		81,538,757

Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	38,620	2,171,989
KBR, Inc.	230,600	7,397,648

		9,569,637

Consumer Finance - 1.5%
American Express Co.	129,240	8,718,530
Capital One Financial Corp.	276,828	15,211,699
Discover Financial Services	470,941	21,116,994

		45,047,223

Containers & Packaging - 0.7%
Ball Corp.	7,869	374,407
Crown Holdings, Inc. (a)	76,778	3,194,732
MeadWestvaco Corp.	104,480	3,792,624
Owens-Illinois, Inc. (a)	20,341	542,088
Packaging Corp. of America	281,253	12,619,822

		20,523,673

Diversified Consumer Services - 0.2%
Apollo Group, Inc., Class A (a)(b)	3,230	56,170
ITT Educational Services, Inc. (a)(b)	806	11,107
Service Corp. International	316,461	5,294,392

		5,361,669

Diversified Financial Services - 4.5%
Bank of America Corp.	672,870	8,195,557
Citigroup, Inc.	1,069,109	47,297,382
JPMorgan Chase & Co.	1,156,331	54,879,469
The McGraw-Hill Cos., Inc. (b)	112,744	5,871,707
Moody’s Corp. (b)	181,831	9,695,229
The NASDAQ OMX Group, Inc.	150,600	4,864,380
NYSE Euronext	8,528	329,522

		131,133,246

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	182,961	6,712,839
BCE, Inc.	27,880	1,301,717
tw telecom, Inc. (a)	12,634	318,251

93

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Diversified Telecommunication Services (cont.)
Verizon Communications, Inc.	249,955	$12,285,288

		20,618,095

Electric Utilities - 0.7%
American Electric Power Co., Inc.	35,060	1,704,968
Duke Energy Corp.	23,166	1,681,620
Edison International	30,390	1,529,225
FirstEnergy Corp.	10,420	439,724
ITC Holdings Corp.	9,900	883,674
N.V. Energy, Inc.	67,900	1,360,037
NextEra Energy, Inc.	45,180	3,509,582
Northeast Utilities	34,980	1,520,231
PPL Corp.	72,100	2,257,451
Xcel Energy, Inc.	199,854	5,935,664

		20,822,176

Electrical Equipment - 0.9%
Eaton Corp. Plc	193,984	11,881,520
Hubbell, Inc., Class B	19,727	1,915,689
Rockwell Automation, Inc.	29,890	2,581,002
Roper Industries, Inc.	60,185	7,662,152
Sensata Technologies Holding N.V. (a)	99,427	3,268,165

		27,308,528

Electronic Equipment, Instruments & Components - 0.3%
Corning, Inc.	501,210	6,681,130
Ingram Micro, Inc., Class A (a)	44,037	866,648

		7,547,778

Energy Equipment & Services - 1.9%
Ensco PLC, Class A	41,600	2,496,000
FMC Technologies, Inc. (a)	304,917	16,584,436
Halliburton Co.	127,190	5,139,748
National Oilwell Varco, Inc.	72,143	5,104,117
Noble Corp.	71,613	2,732,036
Oceaneering International, Inc.	113,600	7,544,176
Schlumberger Ltd.	179,054	13,409,354
Transocean Ltd.	32,700	1,699,092

		54,708,959

Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	43,719	4,639,023
CVS Caremark Corp.	406,085	22,330,614
The Fresh Market, Inc. (a)	4,439	189,856
The Kroger Co.	282,740	9,370,004
Safeway, Inc.	6,918	182,289
Wal-Mart Stores, Inc.	233,415	17,466,445
Walgreen Co.	29,100	1,387,488

		55,565,719

Food Products - 1.6%
H.J. Heinz Co.	10,746	776,613
Ingredion, Inc.	10,011	723,996
Kraft Foods Group, Inc.	62,480	3,219,594

94

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Food Products (cont.)
Mead Johnson Nutrition Co.	246,488	$19,090,496
Mondelez International, Inc.	234,225	7,169,627
Unilever NV	354,850	14,548,850

		45,529,176

Gas Utilities - 0.1%
UGI Corp.	56,000	2,149,840

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	885,933	31,291,153
Baxter International, Inc.	8,473	615,479
Intuitive Surgical, Inc. (a)	14,789	7,264,209
Medtronic, Inc.	308,681	14,495,660
St. Jude Medical, Inc.	196,500	7,946,460
Stryker Corp.	44,800	2,922,752
Thoratec Corp. (a)	34,597	1,297,387
Zimmer Holdings, Inc.	87,300	6,566,706

		72,399,806

Health Care Providers & Services - 1.1%
Aetna, Inc.	10,380	530,626
Cardinal Health, Inc.	74,408	3,096,861
Catamaran Corp. (a)	19,334	1,025,282
Coventry Health Care, Inc.	4,490	211,165
Express Scripts Holding Co. (a)	63,962	3,687,409
HCA Holdings, Inc.	110,512	4,490,102
Humana, Inc.	55,763	3,853,781
McKesson Corp.	123,100	13,289,876
Patterson Cos., Inc.	7,850	298,614
Quest Diagnostics, Inc.	55,300	3,121,685

		33,605,401

Hotels, Restaurants & Leisure - 0.7%
Las Vegas Sands Corp.	247,480	13,945,498
Starbucks Corp.	119,924	6,830,871
Starwood Hotels & Resorts Worldwide, Inc.	2	128

		20,776,497

Household Durables - 0.3%
Garmin Ltd.	20,900	690,536
Newell Rubbermaid, Inc.	97,834	2,553,467
NVR, Inc. (a)	5,377	5,807,752

		9,051,755

Household Products - 0.8%
Energizer Holdings, Inc.	67,500	6,731,775
Kimberly-Clark Corp.	68,230	6,685,176
The Procter & Gamble Co.	124,205	9,571,237

		22,988,188

Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	82,103	2,174,909

95

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Industrial Conglomerates - 2.5%
3M Co.	169,600	$18,030,176
Danaher Corp.	330,250	20,525,038
General Electric Co.	1,471,594	34,023,253

		72,578,467

Insurance - 4.1%
ACE Ltd.	183,835	16,355,800
Aflac, Inc.	118,092	6,143,146
Allied World Assurance Co. Holdings Ltd.	26,803	2,485,174
American International Group, Inc. (a)	321,683	12,487,734
Berkshire Hathaway, Inc., Class B (a)	7,853	818,283
CNA Financial Corp.	62,589	2,046,034
Hartford Financial Services Group, Inc.	459,826	11,863,511
Kemper Corp.	3	98
Lincoln National Corp.	215,762	7,035,999
Marsh & McLennan Cos., Inc.	146,227	5,552,239
MetLife, Inc.	254,616	9,680,500
PartnerRe Ltd.	30,600	2,849,166
Prudential Financial, Inc.	320,871	18,928,180
Reinsurance Group of America, Inc.	52,224	3,116,206
The Travelers Cos., Inc.	166,704	14,034,810
Willis Group Holdings Plc	41,100	1,623,039
XL Group Plc	113,600	3,442,080

		118,461,999

Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	92,584	24,672,710
Expedia, Inc.	200,833	12,051,988
Liberty Ventures, Series A (a)	26,468	2,000,452
priceline.com, Inc. (a)	9,406	6,470,670
TripAdvisor, Inc. (a)	31,591	1,659,159

		46,854,979

Internet Software & Services - 4.1%
eBay, Inc. (a)	409,715	22,214,747
Facebook, Inc. (a)	248,724	6,362,360
Google, Inc., Class A (a)	99,457	78,971,842
IAC/InterActiveCorp (b)	52,492	2,345,343
LinkedIn Corp. (a)	39,236	6,907,890
Marin Software, Inc. (a)	1,173	19,272
VeriSign, Inc. (a)(b)	84,488	3,994,593

		120,816,047

IT Services - 5.3%
Alliance Data Systems Corp. (a)	92,972	15,051,237
Computer Sciences Corp.	17,919	882,152
CoreLogic, Inc. (a)	213,263	5,514,981
DST Systems, Inc.	87,550	6,239,689
Fidelity National Information Services, Inc.	99,029	3,923,529
Gartner, Inc. (a)	163,861	8,915,677
Genpact Ltd.	30,480	554,431
International Business Machines Corp.	132,008	28,157,306
Lender Processing Services, Inc.	55,004	1,400,402
MasterCard, Inc., Class A (b)	66,119	35,778,975
Teradata Corp. (a)	416,153	24,349,112

96

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March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

IT Services (cont.)
Total System Services, Inc.	38,139	$945,084
Visa, Inc., Class A	99,659	16,926,085
The Western Union Co.	398,580	5,994,643

		154,633,303

Leisure Equipment & Products - 0.1%
Hasbro, Inc.	20,700	909,558
Mattel, Inc.	76,270	3,339,863

		4,249,421

Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	411,287	17,261,716
Bruker Corp. (a)	17,221	328,921

		17,590,637

Machinery - 1.9%
Caterpillar, Inc.	75,484	6,564,843
Cummins, Inc.	109,172	12,643,209
Deere & Co.	140,380	12,069,872
Gardner Denver, Inc.	1,685	126,560
Ingersoll-Rand Plc	184,359	10,141,589
Parker Hannifin Corp.	53,875	4,933,873
Snap-on, Inc. (b)	11,127	920,203
Stanley Black & Decker, Inc.	19,800	1,603,206
WABCO Holdings, Inc. (a)	49,291	3,479,452
Wabtec Corp.	1,911	195,132
Xylem, Inc. (b)	60,289	1,661,565

		54,339,504

Media - 7.9%
AMC Networks, Inc., Class A (a)	87,529	5,530,082
CBS Corp., Class B	409,709	19,129,313
Comcast Corp, Class A	423,740	17,801,317
Comcast Corp, Special Class A	412,550	16,345,231
DIRECTV (a)	53,287	3,016,577
Discovery Communications, Inc. (a)	52,819	3,673,033
Discovery Communications, Inc., Class A (a)	87,996	6,928,805
DISH Network Corp.	113,973	4,319,577
The Interpublic Group of Cos., Inc.	176,500	2,299,795
Lamar Advertising Co. (a)	30,257	1,470,793
Liberty Global, Inc. (a)	221,529	16,260,229
News Corp., Class A	471,465	14,389,112
Omnicom Group, Inc.	22,600	1,331,140
Sirius XM Radio, Inc.	4,884,686	15,044,833
Time Warner Cable, Inc.	331,055	31,801,143
Time Warner, Inc.	177,672	10,237,461
Viacom, Inc., Class B	603,925	37,183,662
Virgin Media, Inc.	9,344	457,576
The Walt Disney Co.	428,116	24,316,989

		231,536,668

Metals & Mining - 0.6%
BHP Billiton Ltd.	326,090	11,122,306
Rio Tinto Ltd.	64,250	3,826,332

97

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SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Metals & Mining (cont.)
Southern Copper Corp.	72,242	$2,714,132

		17,662,770

Multi-Utilities - 0.4%
Dominion Resources, Inc.	92,140	5,360,705
Public Service Enterprise Group, Inc.	117,130	4,022,244
Sempra Energy	21,010	1,679,540
Wisconsin Energy Corp.	36,020	1,544,898

		12,607,387

Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	85,533	4,142,363
J.C. Penney Co., Inc. (b)	3	46
Kohl’s Corp.	56,800	2,620,184
Target Corp.	32,500	2,224,625

		8,987,218

Office Electronics - 0.0%
Xerox Corp.	14,363	123,522
Zebra Technologies Corp., Class A (a)	13,343	628,855

		752,377

Oil, Gas & Consumable Fuels - 7.7%
Anadarko Petroleum Corp.	6,545	572,360
Apache Corp.	32,965	2,543,579
Chevron Corp.	215,923	25,655,971
Concho Resources, Inc. (a)	30,090	2,931,669
ConocoPhillips	197,240	11,854,124
Devon Energy Corp.	18,760	1,058,439
EOG Resources, Inc.	73,717	9,440,936
EQT Corp.	57,274	3,880,313
Exxon Mobil Corp.	397,109	35,783,492
Hess Corp.	125,460	8,984,191
HollyFrontier Corp.	8,394	431,871
Marathon Oil Corp.	839,931	28,322,473
Marathon Petroleum Corp.	233,856	20,953,498
Noble Energy, Inc.	52,723	6,097,942
Occidental Petroleum Corp.	150,940	11,829,168
PBF Energy, Inc.	121,833	4,528,533
Peabody Energy Corp.	50,927	1,077,106
Phillips 66	44,325	3,101,420
Plains Exploration & Production Co. (a)	4,325	205,308
Royal Dutch Shell Plc	77,700	5,062,932
Spectra Energy Corp.	107,640	3,309,930
Suncor Energy, Inc.	404,110	12,127,341
Total SA	314,020	15,066,680
Valero Energy Corp.	181,200	8,242,788

		223,062,064

Paper & Forest Products - 0.5%
Boise Cascade Co. (a)	2,900	98,426
Domtar Corp.	49,227	3,821,000

98

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Paper & Forest Products (cont.)
International Paper Co.	228,125	$10,626,062

		14,545,488

Personal Products - 0.8%
The Estee Lauder Cos., Inc., Class A	376,923	24,134,380
Herbalife Ltd. (b)	3,634	136,093

		24,270,473

Pharmaceuticals - 6.5%
AbbVie, Inc.	539,794	22,012,799
Actavis, Inc. (a)	11,756	1,082,845
Allergan, Inc.	264,509	29,527,140
AstraZeneca Plc	23,800	1,189,524
Bristol-Myers Squibb Co.	91,420	3,765,590
Eli Lilly & Co.	113,625	6,452,764
Hospira, Inc. (a)	27,000	886,410
Johnson & Johnson	315,758	25,743,750
Merck & Co., Inc.	932,570	41,247,571
Pfizer, Inc.	1,194,247	34,465,968
Valeant Pharmaceuticals International, Inc. (a)	114,988	8,626,400
Warner Chilcott Plc, Class A	461,359	6,251,414
Zoetis, Inc. (a)	233,948	7,813,863

		189,066,038

Professional Services - 0.5%
Equifax, Inc.	29,701	1,710,481
Nielsen Holdings NV	80,483	2,882,901
Towers Watson & Co., Class A	17,100	1,185,372
Verisk Analytics, Inc., Class A (a)	132,451	8,162,955

		13,941,709

Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	159,647	12,280,047
CommonWealth REIT	32,526	729,883
Federal Realty Investment Trust	46,497	5,023,536
HCP, Inc.	69,081	3,444,379
Potlatch Corp. (b)	90,487	4,149,734
Prologis, Inc.	17,398	695,572
Weyerhaeuser Co.	142,063	4,457,937

		30,781,088

Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc. (a)	65,503	2,341,732

Road & Rail - 0.9%
Union Pacific Corp.	176,162	25,087,230

Semiconductors & Semiconductor Equipment - 1.1%
Avago Technologies Ltd.	83,571	3,001,870
Broadcom Corp., Class A	25,000	866,750
Intel Corp.	486,207	10,623,623
KLA-Tencor Corp.	163,325	8,613,761
LSI Corp. (a)	73,077	495,462
Maxim Integrated Products, Inc.	62,562	2,042,649
NXP Semiconductor NV (a)	89,955	2,722,038

99

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SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Semiconductors & Semiconductor Equipment (cont.)
Skyworks Solutions, Inc. (a)	8,098	$178,399
Teradyne, Inc. (a)	223,500	3,625,170

		32,169,722

Software - 4.0%
Autodesk, Inc. (a)	86,542	3,568,992
Citrix Systems, Inc. (a)	146,658	10,582,841
Fair Isaac Corp. (b)	14,315	654,052
Microsoft Corp.	2,034,970	58,220,492
Oracle Corp.	697,000	22,540,980
Salesforce.com, Inc. (a)	74,616	13,343,579
Silver Spring Networks, Inc. (a)(b)	1,440	24,955
Splunk, Inc. (a)	177,947	7,123,219
Symantec Corp. (a)	32,800	809,504
TIBCO Software, Inc. (a)	23,580	476,788

		117,345,402

Specialty Retail - 2.6%
CarMax, Inc. (a)	198,951	8,296,257
Foot Locker, Inc. (b)	26,065	892,465
The Home Depot, Inc.	372,865	26,018,520
PetSmart, Inc.	46,750	2,903,175
Ross Stores, Inc.	288,880	17,511,905
Sears Hometown & Outlet Stores, Inc. (a)	14,156	571,195
The TJX Cos., Inc.	391,420	18,298,885

		74,492,402

Textiles, Apparel & Luxury Goods - 1.5%
Coach, Inc. (b)	55,148	2,756,849
Michael Kors Holdings Ltd. (a)	26,742	1,518,678
NIKE, Inc., Class B	134,145	7,915,896
Ralph Lauren Corp.	88,887	15,049,458
Under Armour Inc., Class A (a)	135,636	6,944,563
VF Corp.	61,790	10,365,273

		44,550,717

Tobacco - 1.4%
Lorillard, Inc.	225,686	9,106,430
Philip Morris International, Inc.	334,109	30,975,246

		40,081,676

Trading Companies & Distributors - 0.4%
MRC Global, Inc. (a)	93,382	3,075,069
United Rentals, Inc. (a)	137,569	7,562,168
W.W. Grainger, Inc.	3,313	745,359

		11,382,596

Water Utilities - 0.3%
American Water Works Co., Inc.	195,765	8,112,502

Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	85,885	5,981,031

100

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Wireless Telecommunication Services (cont.)
Telephone & Data Systems, Inc.	129,129	$2,720,748

		8,701,779

Total Long-Term Investments
(Cost - $2,568,596,399) - 98.2%		2,862,027,491

Short-Term Securities

BlackRock Cash Funds: Institutional, SL Agency Shares, 0.17% (c)(d)(e)	70,037	70,036,622
BlackRock Cash Funds: Prime, SL Agency Shares, 0.19% (c)(d)(e)	2,512	2,511,861

Total Short-Term Securities
(Cost - $72,548,483) - 2.5%		72,548,483

Total Investments
(Cost - $2,641,144,882*) - 100.7%		2,934,575,974
Liabilities in Excess of Other Assets - (0.7)%		(22,459,254)

Net Assets - 100.0%		$2,912,116,720

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,678,478,328

Gross unrealized appreciation	$320,236,879
Gross unrealized depreciation	(64,139,233)

Net unrealized appreciation	$256,097,646

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at March 31, 2013	Income

BlackRock Cash Funds: Institutional, SL Agency Shares	138,527,226	(66,490,604)	70,036,622	$67,613
BlackRock Cash Funds: Prime, SL Agency Shares	9,485,001	(6,973,140)	2,511,861	$4,323

(d)	Represents the current yield as of report date.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

For Master Portfolio compliance purposes, the Master Portfolio‘s industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts as of March 31, 2013 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation

353	S&P 500 E-Mini Index	Chicago Mercantile	June 2013	USD	27,581,655	$248,007

101

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March 31, 2013

(Unaudited)

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2—other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:[1]
Common Stocks	$2,862,027,491	—	—	$2,862,027,491
Short-Term Securities:
Money Market Funds	72,548,483	—	—	72,548,483

Total	$2,934,575,974	—	—	$2,934,575,974

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Assets:
Equity Contracts	$248,007	—	—	$248,007

[1]	See above Schedule of Investments for values in each industry.

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

102

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

March 31, 2013

(Unaudited)

Certain of the Master Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows.

	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency at value	$148,107	—	—	$148,107
Cash pledged as collateral for futures	1,587,908	—	—	1,587,908
Liabilities:
Bank overdraft	—	$(46,202)		(46,202)
Collateral on securities loaned at value	—	(17,222,885)		(17,222,885)

Total	$1,736,015	$(17,269,087)	—	$(15,533,072)

There were no transfers between levels during the period ended March 31, 2013.

103

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Asset-Backed Securities	Par (000)	Value

Access Group, Inc., Series 2005-1, Class A2, 0.39%, 3/23/20 (a)	$5,085	$5,072,451
ACE Securities Corp., Series 2005-AG1, Class A2D, 0.56%, 8/25/35 (a)	3,251	2,974,375
Ally Auto Receivables Trust 2009-B, Series 2009-B, Class B, 3.67%, 3/16/15 (b)	2,039	2,078,771
AmeriCredit Automobile Receivables Trust:
Series 2009-1, Class B, 9.79%, 4/15/14	271	272,789
Series 2010-1, Class C, 5.19%, 8/17/15	2,385	2,464,921
Series 2010-1, Class D, 6.65%, 7/17/17	1,500	1,595,356
Series 2010-4, Class D, 4.20%, 11/08/16	2,600	2,725,076
Series 2011-1, Class C, 2.85%, 8/08/16	5,100	5,243,249
Series 2011-3, Class C, 2.86%, 1/09/17	1,900	1,969,758
Ameriquest Mortgage Securities, Inc., Series 2005-R6, Class A2, 0.40%, 8/25/35 (a)	386	376,820
Asset Backed Funding Corp. Certificates (a):
Series 2005-HE2, Class M1, 0.92%, 6/25/35	251	251,175
Series 2005-OPT1, Class A1SS, 0.45%, 7/25/35	289	284,438
BA Credit Card Trust (a):
0.60%, 1/15/16	5,805	5,809,058
4.95%, 3/15/16	8,400	8,609,740
Bank One Issuance Trust, Series 2003-C3, Class C3, 4.77%, 2/16/16	6,000	6,052,782
BNC Mortgage Loan Trust, Series 2007-4, Class A3A, 0.45%, 11/25/37 (a)	1,113	1,094,750
Capital One Multi-Asset Execution Trust, Series 2003-C3, Class C3, 2.45%, 7/15/16 (a)	1,100	1,107,921
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A1, 0.32%, 2/25/37 (a)	1,479	1,467,066
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5, Class 1A4, 4.40%, 2/25/30	281	281,766
CIT Mortgage Loan Trust, Series 2007-1, Class 2A2, 1.45%, 10/25/37 (a)(b)	13,563	13,411,625
Citibank Credit Card Issuance Trust, Series 2003-C4, Class C4, 5.00%, 6/10/15	3,100	3,125,938
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A2, 0.35%, 3/25/37 (a)	1,187	1,184,274
Countrywide Asset-Backed Certificates:
0.67%, 12/25/35 (a)	3,700	3,595,371
Series 2005-4, Class MV1, 0.66%, 10/25/35 (a)	2,071	2,051,754
Series 2005-14, Class 3A2, 0.44%, 4/25/36 (a)	1,769	1,755,290
Series 2006-20, Class 2A2, 0.32%, 4/25/47 (a)	482	477,172
Series 2006-22, Class 2A2, 0.31%, 5/25/47 (a)	797	794,587
Series 2006-25, Class 2A2, 0.32%, 6/25/47 (a)	2,695	2,667,801
Series 2007-4, Class A1B, 5.81%, 2/25/27	74	73,595
Series 2007-8, Class 2A1, 0.26%, 11/25/37 (a)	25	24,722
Series 2007-12, Class 2A1, 0.55%, 8/25/47 (a)	2,122	2,106,699
DT Auto Owner Trust 2011-2, Series 2011-2A, Class C, 3.05%, 2/16/16 (b)	1,553	1,556,634
Ellington Loan Acquisition Trust, Series 2007-1, Class A2A1, 1.20%, 5/26/37 (a)(b)	1,267	1,271,132
First Franklin Mortgage Loan Asset Backed Certificates (a):
Series 2004-FF10, Class A3, 0.74%, 9/25/34	131	130,724
Series 2005-FF4, Class M1, 0.63%, 5/25/35	2,096	2,028,609
Series 2005-FF10, Class A4, 0.52%, 11/25/35	1,510	1,491,511
Series 2006-FF14, Class A2, 0.26%, 10/25/36	273	272,639
First Investors Auto Owner Trust 2013-1, Series 2013-1A, Class A2, 0.90%, 10/15/18 (b)	3,900	3,897,777
HLSS Servicer Advance Receivables Backed Notes (b):
Series 2013-T1, Class A1, 0.90%, 1/15/44	12,200	12,212,200
Series 2013-T1, Class B1, 1.25%, 1/15/44	1,900	1,902,375
Iowa Student Loan Liquidity Corp., Series 2005-1, Class A2, 0.38%, 3/25/22 (a)	13,294	13,156,833
JPMorgan Mortgage Acquisition Corp. (a):
Series 2006-CH1, Class A3, 0.30%, 7/25/36	1,039	1,037,822
Series 2007-CH5, Class A2, 0.25%, 5/25/37	269	268,414

104

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SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Asset-Backed Securities (Cont.)	Par (000)	Value

Keycorp Student Loan Trust (a):
Series 2005-A, Class 2A3, 0.51%, 9/28/26	$5,522	$5,450,702
Series 2006-A, Class 2A3, 0.47%, 6/27/29	15,000	14,707,110
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1.03%, 6/25/35 (a)	1,436	1,404,761
MASTR Asset Backed Securities Trust, Series 2006-FRE1, Class A3, 0.38%, 12/25/35 (a)	1,747	1,734,671
National Collegiate Student Loan Trust (a):
0.44%, 7/25/28	6,036	5,849,548
Series 2005-1, Class A3, 0.34%, 10/26/26	3,345	3,298,714
Series 2006-1, Class A3, 0.39%, 5/25/26	1,492	1,450,489
Series 2006-2, Class A2, 0.35%, 7/25/26	11,019	10,633,539
Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 1.00%, 2/15/45 (b)	1,650	1,652,244
Nationstar Home Equity Loan Trust, Series 2006-B, Class AV2, 0.33%, 9/25/36 (a)	320	319,546
New Century Home Equity Loan Trust, Series 2005-3, Class A2D, 0.58%, 7/25/35 (a)	2,302	2,296,295
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 0.58%, 8/25/35 (a)	5,314	5,149,416
RAAC Series, Series 2006-SP3, Class A2, 0.37%, 8/25/36 (a)	2,699	2,668,790
RASC Trust, Series 2005-AHL3, Class A2, 0.44%, 11/25/35 (a)	4,448	4,348,834
Residential Asset Mortgage Products, Inc., Class M1 (a):
Series 2005-EFC3, 0.65%, 8/25/35	405	403,125
Series 2005-RS6, 0.70%, 6/25/35	4,300	4,235,190
Santander Consumer Acquired Receivables Trust 2011-S1, Series 2011-S1A, Class D, 3.15%, 8/15/16 (b)	2,372	2,397,948
Santander Drive Auto Receivables Trust:
Series 2010-2, Class C, 3.89%, 7/17/17	1,225	1,263,548
Series 2010-3, Class C, 3.06%, 11/15/17	4,310	4,447,735
Series 2010-B, Class C, 3.02%, 10/17/16 (b)	13,400	13,608,651
Series 2011-1, Class C, 3.11%, 5/16/16	5,000	5,144,465
Series 2011-1, Class D, 4.01%, 2/15/17	14,720	15,382,312
Series 2011-3, Class B, 2.50%, 12/15/15	1,155	1,172,071
Series 2011-3, Class D, 4.23%, 5/15/17	3,900	4,130,615
Series 2011-S1A, Class D, 3.10%, 5/15/17 (b)	7,435	7,462,809
Series 2011-S2A, Class C, 2.86%, 6/15/17 (b)	48	48,032
Series 2011-S2A, Class D, 3.35%, 6/15/17 (b)	944	951,352
Series 2012-2, Class B, 2.09%, 8/15/16	2,900	2,945,150
Series 2012-4, Class B, 1.83%, 3/15/17	1,300	1,319,669
SLC Student Loan Trust, 4.75%, 6/15/33 (a)(b)	10,828	10,283,665
SLM Private Credit Student Loan Trust, Series 2003-A, Class A2, 0.72%, 9/15/20 (a)	7,669	7,602,521
SLM Private Education Loan Trust, Series 2012-A, Class A1, 1.60%, 8/15/25 (a)(b)	1,016	1,031,099
SLM Student Loan Trust (a):
1.30%, 12/15/21 (b)	6,971	7,027,108
0.42%, 12/15/22	1,797	1,790,838
Series 2004-A, Class A2, 0.48%, 3/16/20	9,310	9,231,547
Series 2004-B, Class A2, 0.48%, 6/15/21	1,290	1,269,756
Series 2005-A, Class A2, 0.42%, 12/15/20	3,454	3,434,184
Series 2006-C, Class A3, 0.41%, 6/15/21	10,087	10,004,291
Series 2009-CT, Class 1A, 2.35%, 4/15/39 (b)	3,790	3,810,541
Series 2009-CT, Class 2A, 2.05%, 4/15/39 (b)	5,430	5,443,079
Series 2009-D, Class A, 3.50%, 8/17/43 (b)	12,637	12,124,700
Series 2010-A, Class 1A, 3.20%, 5/16/44 (b)	4,886	5,114,434
Series 2011-A, Class A1, 1.20%, 10/15/24 (b)	15,306	15,420,322
Series 2011-B, Class A1, 1.05%, 12/16/24 (b)	843	848,504
Series 2012-D, Class A1, 1.25%, 6/15/23 (b)	1,463	1,476,439
Series 2012-E, Class A1, 0.95%, 10/16/23 (b)	7,934	7,971,640
Series 2013-A, Class A1, 0.80%, 8/15/22 (b)	8,800	8,799,956
SunTrust Student Loan Trust, Series 2006-1A, Class A2, 0.40%, 7/28/20 (a)(b)	486	486,300
Terwin Mortgage Trust, Series 2005-12AL, Class AF2, 4.65%, 7/25/36	150	149,638
Westlake Automobile Receivables Trust 2011-1, Series 2011-1A, Class B, 2.60%, 10/15/14 (b)	2,010	2,017,964

Total Asset-Backed Securities - 12.2%		361,443,617

105

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March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds	Par (000)	Value

Aerospace & Defense - 0.4%
L-3 Communications Corp.:
3.95%, 11/15/16	$1,250	$1,350,335
4.95%, 2/15/21	600	670,766
Lockheed Martin Corp.:
3.35%, 9/15/21	1,649	1,730,884
4.85%, 9/15/41	2,000	2,069,140
4.07%, 12/15/42 (b)	1,592	1,456,000
Precision Castparts Corp., 2.50%, 1/15/23	1,225	1,210,363
Raytheon Co., 4.70%, 12/15/41	2,100	2,285,136
TransDigm, Inc., 7.75%, 12/15/18 (c)	2,200	2,414,500

		13,187,124

Air Freight & Logistics - 0.0%
United Parcel Service, Inc., 4.88%, 11/15/40	400	459,640

Auto Components - 0.1%
Delphi Corp., 5.00%, 2/15/23	2,150	2,273,625
Lear Corp., 4.75%, 1/15/23 (b)(c)	1,000	975,000

		3,248,625

Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	7,400	7,273,653
Bottling Group LLC, 5.13%, 1/15/19	1,100	1,299,672
Diageo Finance BV, 3.25%, 1/15/15	2,000	2,096,200
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	1,250	1,318,061
PepsiCo, Inc.:
2.75%, 3/01/23	3,400	3,403,172
4.88%, 11/01/40	1,000	1,121,930
3.60%, 8/13/42	2,000	1,833,304

		18,345,992

Biotechnology - 0.7%
Amgen, Inc.:
2.30%, 6/15/16	3,240	3,371,884
6.40%, 2/01/39	900	1,118,002
Biogen Idec, Inc., 6.88%, 3/01/18	5,328	6,521,712
Celgene Corp.:
3.95%, 10/15/20	4,000	4,327,680
3.25%, 8/15/22	1,900	1,921,578
Genentech, Inc., 4.75%, 7/15/15	625	680,949
Gilead Sciences, Inc., 3.05%, 12/01/16	1,400	1,498,521

		19,440,326

Capital Markets - 1.6%
The Bear Stearns Cos., Inc., 6.40%, 10/02/17	2,500	2,984,517
The Bear Stearns Cos., Inc./JPMorgan Chase & Co., 5.70%, 11/15/14	800	862,212
Credit Suisse First Boston USA, Inc., 5.13%, 1/15/14	1,400	1,450,368

106

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March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Capital Markets (cont.)
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	$3,700	$4,313,841
6.15%, 4/01/18	1,500	1,767,550
7.50%, 2/15/19	1,200	1,501,279
5.75%, 1/24/22	1,400	1,627,814
3.63%, 1/22/23	10,200	10,271,737
6.75%, 10/01/37	2,400	2,689,414
6.25%, 2/01/41	3,050	3,624,483
Morgan Stanley:
2.88%, 7/28/14	3,400	3,474,926
6.00%, 4/28/15	1,400	1,524,999
1.75%, 2/25/16	3,000	3,023,361
6.25%, 8/28/17 (c)	1,500	1,745,679
3.75%, 2/25/23	7,500	7,580,895

		48,443,075

Chemicals - 0.5%
Agrium, Inc., 3.15%, 10/01/22	3,450	3,323,650
Ecolab, Inc., 1.00%, 8/09/15	2,900	2,907,665
LyondellBasell Industries NV, 6.00%, 11/15/21	1,800	2,133,000
Rockwood Specialties Group, Inc., 4.63%, 10/15/20	1,800	1,845,000
RPM International, Inc., 6.13%, 10/15/19	2,453	2,880,065
Valspar Corp., 4.20%, 1/15/22	300	326,476

		13,415,856

Commercial Banks - 1.2%
ANZ New Zealand Int’l Ltd/London, 1.13%, 3/24/16 (b)	2,500	2,502,263
The Bank of New York Mellon Corp., 0.70%, 3/04/16	4,600	4,592,838
Bank of Nova Scotia, 0.95%, 3/15/16	4,200	4,222,743
Export-Import Bank of Korea, 4.00%, 1/29/21	1,446	1,556,662
Fifth Third Bank/Cincinnati OH, 0.90%, 2/26/16	2,900	2,898,035
HSBC Bank USA NA, 5.88%, 11/01/34	1,700	1,971,488
HSBC Holdings Plc, 6.50%, 9/15/37	1,700	2,082,301
JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/01/17	800	942,359
Royal Bank of Canada, 0.85%, 3/08/16	4,600	4,599,462
US Bancorp, 2.20%, 11/15/16	4,000	4,174,044
Wachovia Bank NA, 6.00%, 11/15/17	5,400	6,446,574

		35,988,769

Commercial Services & Supplies - 0.1%
Catholic Health Initiatives, 4.35%, 11/01/42	1,600	1,612,117

Communications Equipment - 0.1%
Omnicom Group, Inc., 4.45%, 8/15/20	2,700	2,936,660

Consumer Finance - 0.4%
American Express Co., 2.65%, 12/02/22 (c)	5,520	5,409,335
American Express Credit Co., 2.75%, 9/15/15	2,600	2,718,487
Caterpillar Financial Services Corp., 0.70%, 2/26/16	3,600	3,597,524

		11,725,346

Containers & Packaging - 0.3%
Ball Corp., 5.00%, 3/15/22	2,100	2,184,000
Crown Americas LLC and Crown Americas Capital Corp. IV, 4.50%, 1/15/23 (b)	3,650	3,540,500

107

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March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Containers & Packaging (cont.)
Rock-Tenn Co.:
4.45%, 3/01/19 (c)	$1,750	$1,899,805
4.90%, 3/01/22	1,900	2,055,331

		9,679,636

Diversified Financial Services - 3.1%
American Express Credit Corp., 2.38%, 3/24/17	3,000	3,137,022
Associates Corp. of North America, 6.95%, 11/01/18 (c)	964	1,177,315
Bank of America Corp.:
4.50%, 4/01/15	4,300	4,556,379
3.70%, 9/01/15	1,000	1,053,943
3.75%, 7/12/16	2,400	2,552,558
5.49%, 3/15/19	1,500	1,679,132
5.70%, 1/24/22	3,500	4,099,694
3.30%, 1/11/23	8,500	8,381,502
5.88%, 2/07/42	750	891,023
Citigroup, Inc.:
6.50%, 8/19/13	1,400	1,431,440
6.38%, 8/12/14	1,400	1,500,339
4.45%, 1/10/17	4,200	4,623,931
6.13%, 11/21/17	1,000	1,182,371
8.50%, 5/22/19	1,600	2,131,597
3.38%, 3/01/23	2,600	2,620,888
6.13%, 8/25/36	800	914,820
8.13%, 7/15/39	2,300	3,371,393
5.88%, 1/30/42	350	418,300
Ford Motor Credit Co. LLC:
3.88%, 1/15/15	2,900	3,014,741
5.88%, 8/02/21	3,800	4,346,938
4.25%, 9/20/22	2,600	2,688,270
General Electric Capital Corp.:
2.25%, 11/09/15	2,000	2,068,386
4.38%, 9/16/20	4,000	4,466,976
4.63%, 1/07/21	1,600	1,801,291
6.75%, 3/15/32	500	636,447
6.88%, 1/10/39	1,000	1,310,231
Jefferies Group LLC, 5.13%, 1/20/23 (c)	2,940	3,112,801
JPMorgan Chase & Co.:
1.13%, 2/26/16	4,500	4,509,081
2.00%, 8/15/17	4,100	4,174,964
3.25%, 9/23/22	2,600	2,595,986
3.20%, 1/25/23 (c)	4,200	4,193,204
5.60%, 7/15/41	1,000	1,189,367
Merrill Lynch & Co., Inc., 6.88%, 4/25/18	550	663,861
SLM Corp.:
6.00%, 1/25/17	600	652,500
4.63%, 9/25/17	2,500	2,596,880
7.25%, 1/25/22	1,800	2,011,500

		91,757,071

Diversified Telecommunication Services - 1.1%
Alltel Corp., 7.00%, 3/15/16	2,500	2,930,632
AT&T, Inc.:
2.40%, 8/15/16	1,250	1,303,386
3.00%, 2/15/22	7,700	7,790,375
6.55%, 2/15/39	2,000	2,470,584
5.35%, 9/01/40	1,231	1,317,880

108

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Diversified Telecommunication Services (cont.)
5.55%, 8/15/41	$5,000	$5,511,305
4.35%, 6/15/45 (b)	2,632	2,446,805
Embarq Corp., 8.00%, 6/01/36	1,000	1,052,710
Lynx I Corp., 5.38%, 4/15/21 (b)(c)	1,225	1,274,000
Verizon Communications, Inc.:
8.75%, 11/01/18	1,300	1,748,279
6.90%, 4/15/38	900	1,153,349
7.35%, 4/01/39	1,700	2,283,785
4.75%, 11/01/41 (c)	2,100	2,080,462

		33,363,552

Electric Utilities - 1.7%
Commonwealth Edison Co.:
4.70%, 4/15/15	1,000	1,080,699
5.88%, 2/01/33	3,500	4,386,753
Duke Energy Corp.:
2.15%, 11/15/16	2,100	2,170,088
5.05%, 9/15/19 (c)	2,000	2,353,486
FirstEnergy Solutions Corp., 6.05%, 8/15/21 (c)	1,200	1,419,365
Florida Power Corp., 3.85%, 11/15/42	2,500	2,380,933
Ipalco Enterprises, Inc., 5.00%, 5/01/18	850	918,000
MidAmerican Energy Holdings Co., 5.75%, 4/01/18	6,550	7,868,973
Mississippi Power Co., 4.25%, 3/15/42	1,700	1,702,785
Northern States Power Co., 5.25%, 7/15/35	2,500	2,970,207
Pacific Gas & Electric Co.:
5.63%, 11/30/17	1,500	1,791,915
3.25%, 9/15/21 (c)	2,900	3,067,220
3.75%, 8/15/42	3,000	2,782,854
PacifiCorp:
5.50%, 1/15/19	1,300	1,574,559
6.25%, 10/15/37	1,000	1,334,390
Progress Energy, Inc.:
4.88%, 12/01/19	3,100	3,574,777
4.40%, 1/15/21	3,700	4,139,038
3.15%, 4/01/22	950	968,003
The Southern Co., 4.15%, 5/15/14	900	934,512
Tampa Electric Co., 2.60%, 9/15/22	2,000	2,006,830

		49,425,387

Electrical Equipment - 0.2%
Eaton Corp., 0.95%, 11/02/15 (b)	3,000	3,014,076
Flextronics International Ltd., 4.63%, 2/15/20 (b)	2,150	2,171,500
Roper Industries, Inc., 6.25%, 9/01/19	1,500	1,816,916

		7,002,492

Electronic Equipment, Instruments & Components - 0.1%
Tyco Electronics Group SA, 6.55%, 10/01/17	2,900	3,467,919

Energy Equipment & Services - 0.1%
National Oilwell Varco, Inc., 2.60%, 12/01/22	1,500	1,489,938
Sunoco Logistics Partners Operations LP, 4.95%, 1/15/43	900	882,060

		2,371,998

Food & Staples Retailing - 0.5%
Costco Wholesale Corp., 1.70%, 12/15/19	2,900	2,899,058
CVS Caremark Corp., 6.13%, 8/15/16	2,300	2,685,581

109

COREALPHA BOND MASTER PORTFOLIO

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March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Food & Staples Retailing (cont.)
Wal-Mart Stores, Inc.:
5.63%, 4/01/40	$3,500	$4,359,918
5.63%, 4/15/41	3,800	4,752,903

		14,697,460

Food Products - 0.7%
ConAgra Foods, Inc., 7.13%, 10/01/26	2,400	3,063,326
General Mills, Inc., 5.65%, 2/15/19	1,400	1,685,373
The Hershey Co., 4.13%, 12/01/20	1,550	1,762,900
Kellogg Co.:
4.45%, 5/30/16	100	110,028
3.25%, 5/21/18	1,550	1,678,325
Kraft Foods Group, Inc., 5.38%, 2/10/20	1,885	2,249,308
Mondelez International, 4.13%, 2/09/16	2,000	2,177,282
Mead Johnson Nutrition Co., 4.90%, 11/01/19	4,500	5,114,687
Mondelez International, Inc., 5.38%, 2/10/20	1,715	2,040,468

		19,881,697

Gas Utilities - 0.1%
Southern California Gas Co., 3.75%, 9/15/42	1,800	1,759,109

Health Care Equipment & Supplies - 0.4%
Covidien International Finance SA:
4.20%, 6/15/20	1,700	1,915,675
3.20%, 6/15/22	6,600	6,884,051
St. Jude Medical, Inc., 3.25%, 4/15/23	2,600	2,611,097

		11,410,823

Health Care Providers & Services - 1.0%
AmerisourceBergen Corp.:
4.88%, 11/15/19	900	1,044,765
3.50%, 11/15/21 (c)	6,250	6,680,725
Cardinal Health, Inc., 1.70%, 3/15/18	2,200	2,193,224
DaVita HealthCare Partners, Inc., 6.38%, 11/01/18	3,550	3,776,313
Humana, Inc., 6.45%, 6/01/16	4,100	4,730,510
McKesson Corp., 1.40%, 3/15/18	4,500	4,501,053
UnitedHealth Group, Inc., 4.70%, 2/15/21 (c)	3,100	3,558,220
WellPoint, Inc., 5.25%, 1/15/16	2,890	3,217,486

		29,702,296

Hotels, Restaurants & Leisure - 0.6%
McDonald’s Corp.:
6.30%, 10/15/37	1,000	1,351,612
4.88%, 7/15/40	1,600	1,836,933
3.70%, 2/15/42	1,800	1,753,133
Wyndham Worldwide Corp.:
4.25%, 3/01/22	1,550	1,623,351
3.90%, 3/01/23	2,225	2,232,276
Yum! Brands, Inc.:
4.25%, 9/15/15	2,000	2,150,052
5.30%, 9/15/19	2,241	2,613,335
6.88%, 11/15/37	2,100	2,739,849

		16,300,541

110

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Household Durables - 0.2%
MDC Holdings, Inc., 6.00%, 1/15/43	$2,500	$2,478,870
Mohawk Industries, Inc., 3.85%, 2/01/23	1,655	1,682,476
Tupperware Brands Corp., 4.75%, 6/01/21	750	789,952

		4,951,298

Household Products - 0.1%
Kimberly-Clark Corp.:
2.40%, 3/01/22	1,250	1,254,084
6.63%, 8/01/37	2,000	2,807,642

		4,061,726

Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc., 5.15%, 12/01/20	3,200	3,653,773
Exelon Generation Co. LLC, 5.75%, 10/01/41	500	550,153
PSEG Power LLC, 4.15%, 9/15/21	1,150	1,238,346
Southern Power Co., 5.15%, 9/15/41	1,000	1,115,778

		6,558,050

Industrial Conglomerates - 0.0%
General Electric Co., 4.13%, 10/09/42	1,200	1,203,054

Insurance - 1.0%
The Allstate Corp.:
7.45%, 5/16/19	2,031	2,670,298
5.20%, 1/15/42	2,500	2,878,393
American International Group, Inc.:
6.40%, 12/15/20	1,200	1,486,135
8.18%, 5/15/68 (a)	500	673,125
Berkshire Hathaway, Inc.:
1.90%, 1/31/17	2,400	2,475,818
3.00%, 2/11/23	3,500	3,551,086
Fidelity National Financial, Inc., 5.50%, 9/01/22	1,225	1,390,616
Markel Corp.:
5.35%, 6/01/21	1,300	1,484,353
3.63%, 3/30/23	1,300	1,304,934
Marsh & McLennan Cos., Inc.:
5.75%, 9/15/15	400	444,878
9.25%, 4/15/19	200	268,448
4.80%, 7/15/21	1,600	1,826,421
Principal Financial Group, Inc., 3.30%, 9/15/22	800	813,077
Protective Life Corp., 8.45%, 10/15/39	800	1,054,655
Prudential Financial, Inc., 4.75%, 9/17/15	3,900	4,248,898
Willis Group Holdings Plc, 4.13%, 3/15/16	2,600	2,762,560
XL Group Ltd., 5.75%, 10/01/21 (c)	1,400	1,662,665

		30,996,360

Internet & Catalog Retail - 0.1%
Amazon.com, Inc., 1.20%, 11/29/17	2,600	2,586,529

Internet Software & Services - 0.0%
eBay, Inc., 2.60%, 7/15/22	850	849,356

111

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

IT Services - 0.6%
Fiserv, Inc., 3.50%, 10/01/22	$4,000	$3,987,508
International Business Machines Corp.:
2.00%, 1/05/16	8,600	8,915,568
7.63%, 10/15/18	2,050	2,704,735
5.60%, 11/30/39	88	109,609
4.00%, 6/20/42	1,746	1,751,916

		17,469,336

Leisure Equipment & Products - 0.1%
Mattel, Inc.:
2.50%, 11/01/16	750	782,056
5.45%, 11/01/41	1,800	1,961,694

		2,743,750

Life Sciences Tools & Services - 0.2%
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	3,100	3,271,963
Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	1,600	1,662,146

		4,934,109

Machinery - 0.2%
Case New Holland, Inc., 7.75%, 9/01/13	2,829	2,896,896
Danaher Corp., 2.30%, 6/23/16	450	472,104
Dover Corp., 4.30%, 3/01/21	2,400	2,734,351
Flowserve Corp., 3.50%, 9/15/22	550	556,102

		6,659,453

Media - 1.1%
CC Holdings GS V LLC, 3.85%, 4/15/23 (b)	4,250	4,281,718
Comcast Corp.:
5.70%, 5/15/18	2,450	2,946,235
3.13%, 7/15/22	2,550	2,609,081
Discovery Communications LLC:
3.25%, 4/01/23	900	913,138
4.95%, 5/15/42	3,500	3,598,416
DISH DBS Corp.:
4.63%, 7/15/17	800	830,000
7.88%, 9/01/19 (c)	2,700	3,199,500
6.75%, 6/01/21	1,200	1,332,000
NBCUniversal Enterprise, Inc. (b):
1.97%, 4/15/19	2,700	2,707,471
NBCUniversal Media LLC, 6.40%, 4/30/40	500	633,943
News America, Inc.:
4.50%, 2/15/21 (c)	2,500	2,819,020
6.15%, 2/15/41	1,600	1,915,938
Scripps Networks Interactive, Inc., 2.70%, 12/15/16	2,300	2,420,709
Viacom, Inc., 4.38%, 9/15/14	1,300	1,366,938

		31,574,107

Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc., 2.38%, 3/15/18 (b)	2,350	2,359,818
Xstrata Canada Corp., 6.20%, 6/15/35	1,000	1,065,042
Xstrata Canada Financial Corp., 6.00%, 11/15/41 (b)	650	685,862

		4,110,722

112

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March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc., 4.20%, 3/15/42	$2,400	$2,469,302
Dominion Resources, Inc.:
6.40%, 6/15/18	4,050	5,003,605
4.45%, 3/15/21	2,100	2,396,974
4.05%, 9/15/42	1,700	1,643,152
SCANA Corp., 4.13%, 2/01/22	500	525,127

		12,038,160

Multiline Retail - 0.1%
Nordstrom, Inc.:
4.00%, 10/15/21 (c)	1,200	1,326,472
7.00%, 1/15/38	600	826,001

		2,152,473

Oil, Gas & Consumable Fuels - 2.6%
BP Capital Markets Plc:
3.13%, 10/01/15	700	739,116
3.20%, 3/11/16	1,500	1,597,851
3.56%, 11/01/21	1,900	2,017,150
Buckeye Partners LP, 4.88%, 2/01/21	550	589,335
Chevron Corp., 2.36%, 12/05/22	4,200	4,169,697
ConocoPhillips, 6.50%, 2/01/39	1,400	1,872,115
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	500	580,954
DCP Midstream Operating LP, 3.25%, 10/01/15	2,000	2,083,076
Encana Corp., 6.50%, 5/15/19	400	486,795
Energy Transfer Partners LP:
9.70%, 3/15/19	842	1,135,000
9.00%, 4/15/19	373	491,438
Enterprise Products Operating LLC:
5.20%, 9/01/20	500	586,407
5.75%, 3/01/35	1,500	1,720,663
5.95%, 2/01/41	900	1,042,644
4.45%, 2/15/43	2,100	2,019,343
Husky Energy, Inc.:
3.95%, 4/15/22	5,300	5,670,216
6.80%, 9/15/37	1,000	1,294,588
Kinder Morgan Energy Partners LP, 3.95%, 9/01/22	4,400	4,675,013
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19	300	313,875
6.25%, 11/01/19 (b)	800	818,000
8.63%, 4/15/20	3,200	3,528,000
7.75%, 2/01/21	250	268,125
Marathon Oil Corp., 0.90%, 11/01/15	1,300	1,296,829
Marathon Petroleum Corp., 6.50%, 3/01/41	2,374	2,951,765
ONEOK Partners LP:
3.38%, 10/01/22	1,900	1,887,175
6.85%, 10/15/37	1,300	1,610,038
Petrobras International Finance Co.:
5.38%, 1/27/21	3,100	3,344,878
6.75%, 1/27/41	500	565,147
Petroleos Mexicanos:
5.50%, 1/21/21	1,100	1,262,250
4.88%, 1/24/22 (c)	2,600	2,879,500

113

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March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Oil, Gas & Consumable Fuels (cont.)
Phillips 66, 4.30%, 4/01/22	$3,700	$4,061,723
Plains All American Pipeline LP/PAA Finance Corp.:
8.75%, 5/01/19	600	812,836
6.70%, 5/15/36	1,000	1,258,637
5.15%, 6/01/42 (c)	700	763,281
Sunoco Logistics Partners Operations LP:
3.45%, 1/15/23	2,400	2,374,534
6.10%, 2/15/42	900	1,021,779
TransCanada PipeLines Ltd.:
6.50%, 8/15/18	2,850	3,547,928
3.80%, 10/01/20	4,200	4,604,439
Williams Partners LP:
3.80%, 2/15/15	800	842,446
4.00%, 11/15/21	1,150	1,204,722
3.35%, 8/15/22 (c)	3,000	2,966,841

		76,956,149

Paper & Forest Products - 0.1%
International Paper Co., 9.38%, 5/15/19	1,600	2,198,915

Personal Products - 0.2%
Avon Products, Inc., 4.60%, 3/15/20	4,600	4,778,356

Pharmaceuticals - 1.5%
AbbVie, Inc. (b):
1.20%, 11/06/15	1,300	1,310,100
2.90%, 11/06/22	1,925	1,926,734
Allergan, Inc., 1.35%, 3/15/18	2,950	2,960,573
AstraZeneca Plc:
6.45%, 9/15/37	2,500	3,236,010
4.00%, 9/18/42	3,400	3,296,817
Bristol-Myers Squibb Co., 2.00%, 8/01/22	4,600	4,361,964
Eli Lilly & Co., 5.55%, 3/15/37	1,700	2,076,683
GlaxoSmithKline Capital Plc, 2.85%, 5/08/22	4,500	4,590,922
GlaxoSmithKline Capital, Inc.:
0.70%, 3/18/16	2,500	2,500,437
5.65%, 5/15/18	1,200	1,450,626
6.38%, 5/15/38	500	668,690
Pfizer, Inc.:
6.20%, 3/15/19	1,500	1,882,844
7.20%, 3/15/39	2,500	3,683,565
Sanofi-Aventis SA, 2.63%, 3/29/16	2,400	2,526,624
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21 (c)	2,800	2,979,760
Zoetis, Inc. (b):
1.15%, 2/01/16	3,000	3,007,992
3.25%, 2/01/23	825	836,618

		43,296,959

Professional Services - 0.0%
The Dun & Bradstreet Corp., 2.88%, 11/15/15	600	620,366

Real Estate - 0.2%
Host Hotels & Resorts LP, 3.75%, 10/15/23	525	527,053
Simon Property Group LP, 4.75%, 3/15/42	1,900	1,972,637
Ventas Realty LP / Ventas Capital Corp., 2.70%, 4/01/20	2,400	2,407,973

		4,907,663

114

COREALPHA BOND MASTER PORTFOLIO

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March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.:
4.63%, 4/01/15	$4,000	$4,265,428
4.70%, 3/15/22	4,400	4,781,836
3.50%, 1/31/23 (c)	2,975	2,950,629
Corrections Corp. of America (b):
4.13%, 4/01/20	2,900	2,954,375
4.63%, 5/01/23	2,425	2,482,594
Health Care REIT, Inc.:
5.25%, 1/15/22	3,100	3,497,259
5.13%, 3/15/43	750	732,338
Simon Property Group LP, 5.65%, 2/01/20	1,000	1,206,383

		22,870,842

Road & Rail - 0.2%
Burlington Northern Santa Fe LLC, 5.40%, 6/01/41	2,700	3,071,493
Norfolk Southern Corp., 5.75%, 1/15/16	2,425	2,737,932
Union Pacific Corp., 6.13%, 2/15/20 (c)	1,300	1,622,657

		7,432,082

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp., 3.30%, 10/01/21	2,100	2,203,377
Maxim Integrated Products, Inc., 3.38%, 3/15/23	2,000	2,014,220

		4,217,597

Software - 0.2%
BMC Software, Inc., 4.25%, 2/15/22	700	706,206
Microsoft Corp., 2.13%, 11/15/22	2,700	2,639,045
Oracle Corp.:
5.25%, 1/15/16	1,500	1,687,161
5.75%, 4/15/18	550	663,653
5.38%, 7/15/40	800	937,294

		6,633,359

Specialty Retail - 1.5%
Advance Auto Parts, Inc., 4.50%, 1/15/22	3,100	3,186,456
AutoZone, Inc., 4.00%, 11/15/20 (c)	2,700	2,888,446
The Gap, Inc., 5.95%, 4/12/21	5,635	6,441,476
The Home Depot, Inc.:
5.88%, 12/16/36	2,500	3,107,240
5.40%, 9/15/40	2,000	2,366,890
5.95%, 4/01/41	3,300	4,194,128
Limited Brands, Inc.:
6.90%, 7/15/17	2,167	2,489,341
8.50%, 6/15/19	4,000	4,910,000
O’Reilly Automotive, Inc., 4.63%, 9/15/21	5,300	5,829,401
QVC, Inc., 4.38%, 3/15/23 (b)	4,275	4,321,743
The Sherwin-Williams Co., 3.13%, 12/15/14	3,300	3,432,921

		43,168,042

Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp., 4.50%, 12/15/22 (c)	1,600	1,576,000

115

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Tobacco - 0.8%
Altria Group, Inc.:
4.13%, 9/11/15	$2,600	$2,805,353
2.85%, 8/09/22	3,400	3,342,516
Lorillard Tobacco Co., 3.50%, 8/04/16	650	687,693
Philip Morris International, Inc.:
4.88%, 5/16/13	2,200	2,212,230
5.65%, 5/16/18	4,300	5,163,204
2.90%, 11/15/21	2,700	2,785,541
6.38%, 5/16/38	1,500	1,944,840
Reynolds American, Inc.:
1.05%, 10/30/15	2,000	2,000,706
3.25%, 11/01/22	2,300	2,273,996

		23,216,079

Transportation Infrastructure - 0.1%
Burlington Northern Santa Fe LLC, 3.00%, 3/15/23	2,000	2,015,300
Canadian Pacific Railway Co., 7.13%, 10/15/31	1,000	1,283,256

		3,298,556

Wireless Telecommunication Services - 0.5%
America Movil SAB de CV:
5.00%, 3/30/20	800	899,754
6.13%, 3/30/40	700	814,813
4.38%, 7/16/42	1,700	1,566,832
American Tower Corp.:
4.50%, 1/15/18	2,100	2,309,572
5.05%, 9/01/20	2,300	2,553,225
Crown Castle International Corp., 5.25%, 1/15/23	3,200	3,256,000
Vodafone Group Plc:
2.88%, 3/16/16	1,800	1,897,736
5.63%, 2/27/17	950	1,100,828

		14,398,760

Total Corporate Bonds - 28.9%		852,081,719

Foreign Agency Obligations
Brazilian Government International Bond, 5.63%, 1/07/41	1,500	1,755,000
Colombia Government International Bond:
4.38%, 7/12/21	2,000	2,237,000
7.38%, 9/18/37 (c)	800	1,144,000
Mexico Government International Bond:
6.05%, 1/11/40	1,300	1,608,750
4.75%, 3/08/44 (c)	5,800	6,017,500
Panama Government International Bond, 6.70%, 1/26/36	1,600	2,132,000
Peruvian Government International Bond, 6.55%, 3/14/37	1,100	1,490,500
South Africa Government International Bond, 5.50%, 3/09/20	2,000	2,285,000

Total Foreign Agency Obligations - 0.6%		18,669,750

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations - 1.0%
Arkle Master Issuer Plc, 1.69%, 5/17/60 (a)(b)	8,155	8,190,776
Banc of America Funding Corp.:
Series 2005-6, Class 1A5, 5.50%, 10/25/35	73	72,434
Series 2005-8, Class 4A27, 5.75%, 1/25/36	253	253,118
Citicorp Mortgage Securities, Inc., Series 2006-1, Class 2A1, 5.00%, 2/25/21	467	488,558

116

COREALPHA BOND MASTER PORTFOLIO

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March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Non-Agency Mortgage-Backed Securities (Cont.)	Par (000)		Value

Collateralized Mortgage Obligations (cont.)
Countrywide Alternative Loan Trust, Series 2006-HY12, Class A1, 5.26%, 8/25/36 (a)	$221		$222,939
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A6, 5.25%, 8/25/35	926		949,279
Greenpoint Mortgage Funding Trust, Class A1A (a):
Series 2006-AR4, 0.30%, 9/25/46	—	(e)	15
Series 2006-AR5, 0.28%, 10/25/46	—	(e)	384
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A2, 2.78%, 1/25/36 (a)	1,021		1,012,250
Holmes Master Issuer Plc, 1.70%, 10/15/54 (a)(b)	6,058		6,100,692
HSI Asset Securitization Corp. Trust, Series 2005, Class 2A4, 0.59%, 8/25/35 (a)	605		592,216
MASTR Asset Securitization Trust 2005-2, Series 2005-2, Class 1A1, 5.25%, 11/25/35	283		286,848
Morgan Stanley Re-REMIC Trust 2010-R2, Series 2010-R2, Class 2A, 0.44%, 5/26/36 (a)(b)	61		61,514
Permanent Master Issuer Plc, 1.69%, 7/15/42 (a)(b)	8,500		8,573,771
Puma Finance Ltd., Series G5, Class A1, 0.43%, 2/21/38 (a)(b)	1,129		1,105,745
Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	446		448,097
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-7, Class A3, 5.25%, 9/25/35	241		242,608
Series 2006-4, Class 1A8, 5.75%, 4/25/36	511		515,810

			29,117,054

Commercial Mortgage-Backed Securities - 3.9%
Banc of America Commercial Mortgage Trust, Series 2006-5, Class AM, 5.45%, 9/10/47	1,440		1,548,528
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2004-6, Class A3, 4.51%, 12/10/42	247		248,575
Series 2005-5, Class A4, 5.12%, 10/10/45 (a)	2,640		2,890,071
Bear Stearns Commercial Mortgage Securities Trust:
Series 2002-TOP8, Class A2, 4.83%, 8/15/38	184		184,185
Series 2003-TOP12, Series 2003-T12, Class A4, 4.68%, 8/13/39 (a)	999		1,010,550
Series 2005-PWR10, Series 2005-PW10, Class AM, 5.45%, 12/11/40 (a)	2,710		2,982,309
Commercial Mortgage Trust, Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (a)	1,500		1,613,672
Commercial Mortgage Pass-Through Certificates:
Series 2006-C3, Class A3, 5.99%, 6/15/38 (a)	3,380		3,782,784
Series 2006-C4, Class AM, 5.51%, 9/15/39	2,890		3,181,139
Series 2007-C1, Class A3, 5.38%, 2/15/40	2,700		2,951,597
Series 2007-C2, Class AM, 5.61%, 1/15/49 (a)	950		1,058,817
Commercial Mortgage Trust:
Series 2004-LB2A, Class A4, 4.72%, 3/10/39	13,233		13,620,061
Series 2007-C9, Class A4, 5.37%, 12/11/49 (a)	2,704		3,168,353
Series 2013-LC6, Class AM, 3.28%, 1/10/46	1,290		1,312,992
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1 (a):
Class A4, 4.75%, 1/15/37	10,320		10,525,514
Class B, 4.86%, 1/15/37	5,522		5,664,871
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3, 5.31%, 12/15/39	4,485		5,022,455
DBRR Trust, Series 2012-EZ1, Class A, 0.95%, 9/25/45 (b)	5,478		5,492,864
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2, 5.42%, 12/10/49	916		914,183
GS Mortgage Securities Corp. II (a):
Series 2004-GG2, Class A6, 5.40%, 8/10/38	2,049		2,140,027
Series 2007-EOP, Class B, 1.73%, 3/06/20 (b)	1,300		1,303,471
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CB8, Class A4, 4.40%, 1/12/39	2,096		2,150,404
Series 2004-CB9, Class A4, 5.76%, 6/12/41 (a)	4,887		5,124,862
Series 2005-CB13, Class AM, 5.51%, 1/12/43 (a)	2,500		2,722,528
Series 2005-LDP5, Class AM, 5.41%, 12/15/44 (a)	1,120		1,239,488

117

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Non-Agency Mortgage-Backed Securities (Cont.)	Par (000)	Value

Commercial Mortgage-Backed Securities (cont.)
LB-UBS Commercial Mortgage Trust:
Series 2006-C7, Class A2, 5.30%, 11/15/38	$3,459	$3,614,847
Series 2007-C7, Class A3, 5.87%, 9/15/45 (a)	2,635	3,032,824
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class A3, 4.89%, 2/12/42	22	21,569
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, 2/15/46	2,310	2,333,721
Morgan Stanley Capital I Trust:
Series 2005-IQ10, Class AJ, 5.40%, 9/15/42 (a)	1,200	1,278,150
Series 2005-IQ9, Class A5, 4.70%, 7/15/56	2,100	2,221,781
Series 2006-T21, Class A4, 5.16%, 10/12/52 (a)	1,355	1,488,020
Series 2007-T27, Class A4, 5.82%, 6/11/42 (a)	5,450	6,375,688
Series 2012-C4, Class A4, 3.24%, 3/15/45	2,220	2,330,956
ORES NPL LLC, Series 2012-LV1, Class A, 4.00%, 9/25/44 (b)	4,528	4,531,935
Wachovia Bank Commercial Mortgage Trust:
Series 2003-C5, Class A2, 3.99%, 6/15/35	1,005	1,006,440
Series 2005-C20, Class AJ, 5.34%, 7/15/42 (a)	4,110	4,413,544
Wachovia Commercial Mortgage Pass-Through Certificates, Series 2004-C10, Class B, 4.81%, 2/15/41	1,603	1,652,448

		116,156,223

Total Non-Agency Mortgage-Backed Securities - 4.9%		145,273,277

Preferred Securities

Capital Trusts

Insurance - 0.1%
The Chubb Corp.:
6.00%, 5/11/37	800	1,025,530
6.38%, 3/29/67 (a)	2,550	2,801,813

		3,827,343
Media – 0.0%
NBCUniversal Media LLC 5.25% (b)(d)	2,200	2,222,218

Total Capital Trusts - 0.1%		6,049,561

Preferred Stocks - 0.2%	Shares

Diversified Telecommunication Services - 0.2%
Qwest Corp. 7.38%	196,000	5,205,760

Total Preferred Securities - 0.3%		11,255,321

Municipal Bonds	Par (000)

Bay Area Toll Authority:
6.26%, 4/01/49	$425	578,825
7.04%, 4/01/50	800	1,147,808
Brazos Higher Education Authority, Series 2004-I, Class A2, 0.47%, 6/27/22 (a)	1,938	1,931,661
Chicago, Illinois Waterworks Revenue, 6.74%, 11/01/40	150	201,372
Los Angeles Department of Water & Power Revenue, Series D, 6.57%, 7/01/45	1,320	1,861,781
Massachusetts State Transportation Fund Revenue, 5.73%, 6/01/40	150	193,665
Metropolitan Water District of Southern California, 6.95%, 7/01/40	1,200	1,493,496
New Jersey State Turnpike Authority Revenue:
7.41%, 1/01/40	700	1,022,574
7.10%, 1/01/41	700	995,589
New York City Municipal Water Finance Authority Revenue, 6.01%, 6/15/42	1,000	1,348,860
New York City Transitional Finance Authority Revenue, 5.57%, 11/01/38	450	551,655
Orange County Local Transportation Authority Sales Tax Revenue, 6.91%, 2/15/41	450	629,851
Oregon Department of Transportation, 5.83%, 11/15/34	400	513,000

118

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SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Municipal Bonds (Cont.)	Par (000)	Value

Port Authority of New York & New Jersey Revenue,
5.65%, 11/01/40	$800	$986,528
4.46%, 10/01/62	700	699,300
San Diego County Regional Transportation Commission Revenue, 5.91%, 4/01/48	600	782,766
San Francisco City & County Public Utilities Commission Revenue, 6.95%, 11/01/50	900	1,252,926
State of California:
7.55%, 4/01/39	1,150	1,661,520
7.63%, 3/01/40	1,150	1,656,172
7.60%, 11/01/40	250	364,995
State of Illinois, 7.35%, 7/01/35 (c)	650	780,182
State of Illinois, GO, Unlimited, 5.10%, 6/01/33	1,000	987,920
State of Mississippi, 5.25%, 11/01/34	600	714,624
University of Missouri System Facilities Revenue, 5.79%, 11/01/41	300	397,920

Total Municipal Bonds - 0.8%		22,754,990

US Government Sponsored Agency Securities

Agency Obligations - 1.8%
Fannie Mae:
0.00%, 6/01/17 (a)(f)	12,500	12,025,363
0.50%, 3/30/16	15,000	15,017,265
0.65%, 3/28/16	15,000	15,016,320
5.00%, 12/01/39	2,802	3,110,353
Freddie Mac, 0.88%, 3/07/18	6,108	6,095,918
Tennessee Valley Authority:
3.50%, 12/15/42	250	241,027
5.88%, 4/01/36	1,125	1,538,967

		53,045,213

Collateralized Mortgage Obligations - 0.6%
Fannie Mae REMICS (a):
Series 2007-54, Class PF, 0.42%, 6/25/37	4,254	4,253,194
Series 2010-35, Class EF, 0.75%, 4/25/40	3,728	3,760,058
Series 2010-89, Class CF, 0.65%, 2/25/38	3,761	3,788,508
Freddie Mac Mortgage Backed Securities (a):
Series 3667, Class FW, 0.75%, 2/15/38	2,404	2,423,837
Series 3807, Class FN, 0.70%, 2/15/41	2,435	2,457,383

		16,682,980

Mortgage-Backed Securities - 67.1%
Fannie Mae Mortgage Backed Securities:
2.32%, 8/01/33 (a)	2,141	2,264,981
2.34%, 5/01/33 (a)	2,765	2,902,234
2.47%, 2/01/42 (a)	39	40,418
2.49%, 1/01/36 (a)	1,365	1,451,111
2.50%, 4/01/28 - 4/01/43 (g)	24,000	24,764,531
2.66%, 1/01/35 (a)	1,375	1,463,135
2.78%, 8/01/41 - 1/01/42 (a)	3,734	3,908,065
3.00%, 1/01/27 - 4/01/43 (g)	175,466	181,473,064
3.30%, 9/01/41 (a)	1,461	1,540,789
3.35%, 4/01/40 (a)	365	382,597
3.50%, 2/01/26 - 4/01/43 (g)	476,373	503,215,799
3.61%, 5/01/40 (a)	2,456	2,605,746
4.00%, 8/01/25 - 4/01/43 (g)	114,730	122,772,818
4.50%, 10/01/24 - 4/01/43 (g)	364,492	392,936,162
5.00%, 1/01/18 - 4/01/43 (g)	172,554	187,431,041

119

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SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

US Government Sponsored Agency Securities (Cont.)	Par (000)	Value

Mortgage-Backed Securities (cont.)
5.50%, 9/01/19 - 4/01/43 (g)	$31,654	$34,760,834
6.00%, 11/01/22 - 4/01/43 (g)	32,258	36,254,976
6.50%, 12/01/30 - 12/01/32	12,136	13,977,209
Freddie Mac Mortgage Backed Securities:
2.28%, 10/01/33 (a)	1,321	1,404,380
2.50%, 4/01/28 - 4/01/43 (g)	13,000	13,410,625
2.65%, 1/01/42 (a)	36	37,654
2.84%, 11/01/36 (a)	1,580	1,653,647
3.00%, 3/01/27 - 4/01/43 (g)	37,824	39,163,066
3.25%, 8/01/41 (a)	1,763	1,857,210
3.34%, 7/01/41 (a)	1,103	1,164,778
3.38%, 2/01/40 (a)	2,259	2,358,993
3.50%, 12/01/25 - 4/01/43 (g)	32,872	34,756,286
4.00%, 3/01/26 - 4/01/43 (g)	33,120	35,276,663
4.50%, 8/01/20 - 4/01/43 (g)	55,389	59,762,814
4.58%, 4/01/38 (a)	2,026	2,149,639
5.00%, 10/01/20 - 4/01/43 (g)	29,288	31,569,267
5.50%, 12/01/27 - 8/01/38	15,648	16,993,407
6.00%, 12/01/28 - 1/01/38	12,339	13,572,405
6.50%, 5/01/21 - 1/01/36	3,182	3,605,579
Ginnie Mae Mortgage Backed Securities:
3.00%, 4/01/43 (g)	23,000	24,014,219
3.50%, 12/15/40 - 4/01/43 (g)	41,050	43,977,220
4.00%, 9/15/40 - 4/01/43 (g)	32,651	35,897,791
4.50%, 3/15/39 - 4/01/43 (g)	44,730	49,166,288
5.00%, 9/15/39 - 4/01/43 (g)	34,364	38,261,789
5.50%, 6/15/34 - 11/20/39	10,941	12,041,035
6.00%, 9/20/38 - 4/01/43 (g)	7,074	8,035,686

		1,984,275,951

Total US Government Sponsored Agency Securities - 69.5%		2,054,004,144

US Treasury Obligations
US Treasury Bonds:
6.38%, 8/15/27 (c)	24,068	35,816,192
6.25%, 5/15/30 (c)	27,228	41,118,226
5.00%, 5/15/37 (c)(h)	23,800	32,408,912
4.38%, 5/15/40 (c)(h)	8,634	10,822,184
3.88%, 8/15/40 (c)	15,149	17,523,136
4.38%, 5/15/41	1	1,255
US Treasury Notes:
1.25%, 2/15/14	3	3,028
0.25%, 2/28/14 (c)	3	3,002
1.75%, 3/31/14 (c)	33,000	33,516,912
0.25%, 6/30/14 (c)	75,000	75,052,725
2.63%, 7/31/14	33,150	34,220,911
2.63%, 12/31/14 (c)	48,363	50,374,998
0.88%, 4/30/17 (c)	78,751	79,692,311
1.00%, 8/31/19 (c)	143,993	143,003,048
1.75%, 5/15/22 (c)	1	1,005

Total US Treasury Obligations - 18.8%		553,557,845

Total Long-Term Investments
(Cost - $ 3,930,291,670) - 136.0%		4,019,040,663

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SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Short-Term Securities	Shares	Value

BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19% (i)(j)(k)	535,002,496	$535,002,496
BlackRock Cash Funds: Prime, SL Agency Shares, 0.16% (i)(j)(k)	64,978,613	64,978,613

Total Short-Term Securities
(Cost - $ 599,981,109) - 20.3%		599,981,109

Options Purchased
(Cost - $ 556,102) - 0.0%		248,625

Total Investments Before TBA Sale Commitments
(Cost - $ 4,530,828,881) - 156.3%		4,619,270,397

TBA Sale Commitments(g)	Par (000)

Fannie Mae Mortgage Backed Securities:
2.50%, 4/01/28	$1,000	(991,250)
3.00%, 4/01/43	263,600	(271,796,313)
3.50%, 8/01/25 - 4/01/43	68,200	(72,004,281)
4.00%, 10/01/24 - 4/01/43	68,500	(73,016,719)
4.50%, 1/01/18 - 4/01/43	18,700	(20,146,328)
5.00%, 9/01/19 - 4/01/43	41,300	(44,739,516)
6.00%, 11/01/22 - 4/01/43	13,000	(14,235,000)
Freddie Mac Mortgage Backed Securities:
3.00%, 3/01/27 - 4/01/43	7,800	(8,009,625)
4.00%, 12/01/25 - 4/01/43	400	(425,188)
4.50%, 3/01/26 - 4/01/43	13,000	(13,912,031)
Ginnie Mae Mortgage Backed Securities:
5.00%, 9/15/39 - 4/01/43	8,000	(8,717,500)

Total TBA Sale Commitments
(Proceeds - $ 527,291,057) - (17.9) %		(527,993,751)

Total Options Written
(Premiums Received - $ 421,328) - (0.0)%		(115,313)

Total Investments, Net of TBA Sale Commitments and Options Written - 138.4%		4,091,161,333
Liabilities in Excess of Other Assets - (38.4)%		(1,136,332,997)
Net Assets - 100.0%		$2,954,828,336

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,531,405,412

Gross unrealized appreciation	$467,273,333
Gross unrealized depreciation	(379,408,348)

Net unrealized appreciation	$87,864,985

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of security, is on loan.

(d)	Security is perpeptual in nature and has no stated maturity date.

(e)	Amount is less than $500.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

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March 31, 2013

(Unaudited)

(g)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America Corp.	$32,693,266	$128,662
Barclays Plc	$181,673,156	$287,037
BNP Paribas SA	$5,433,734	$1,469
Citigroup, Inc.	$21,243,406	$28,872
Credit Suisse Group AG	$171,892,521	$466,736
Deutsche Bank AG	$22,063,611	$(36,731)
Goldman Sachs Group, Inc.	$239,677,406	$393,534
JPMorgan Chase & Co.	$93,140,485	$312,646
Morgan Stanley	$48,281,413	$126,126
R.B.C. Dominion Securities	$(47,818,672)	$3,016
Royal Bank of Scotland Group Plc	$(44,695,201)	$34,987
Wells Fargo & Co.	$13,573,047	$13,034

(h)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(i)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at March 31, 2013	Income

BlackRock Cash Funds: Institutional, SL Agency Shares	598,803,477	(63,800,981)	535,002,496	$120,244
BlackRock Cash Funds: Prime, SL Agency Shares	116,380,753	(51,402,140)	64,978,613	$13,294

(j)	Represents the current yield as of report date.

(k)	All or a portion of security was purchased with the cash collateral from loaned securities.

•	For Master Portfolio compliance purposes, the Master Portfolio‘s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CZK	Czech Koruna	PLN	Polish New Zloty
EUR	Euro	RUB	Russian Ruble
GBP	British Pound	SEK	Swedish Krona
HUF	Hungarian Forints	SGD	Singapore Dollar
INR	Indian Rupee	TBA	To Be Announced
JPY	Japanese Yen	TRY	Turkish Lira
KRW	South Korean Won	USD	US Dollar
LIBOR	London Interbank Offered Rate	ZAR	South African Rand

122

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March 31, 2013

(Unaudited)

•	Financial futures contracts as of March 31, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

25	10-Year Australian Treasury Bond	Sydney Futures Exchange	June 2013	$3,165,127	$4,183
182	10-Year Government of Canada Bond	Chicago Mercantile	June 2013	$24,190,225	196,962
2,776	10-Year US Treasury Note	Chicago Mercantile	June 2013	$366,388,625	1,849,897
2,607	2-Year US Treasury Note	Chicago Mercantile	June 2013	$574,721,299	132,147
2,202	5-Year US Treasury Note	Chicago Mercantile	June 2013	$273,168,423	(173,376)
754	German Euro-Bund	Eurex	June 2013	$140,618,339	1,120,311
(202)	10-Year Government of Japan Bond	Tokyo Stock Exchange	June 2013	$312,135,975	(816,569)
(183)	30-Year US Treasury Bond	Chicago Mercantile	June 2013	$26,437,781	(225,032)
(265)	UK Long Gilt Bond	NYSE Life	June 2013	$47,827,263	(396,434)

Total					$1,692,089

•	Foreign currency exchange contracts as of March 31, 2013 were as follows:

	Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

BRL	7,050,000	USD	3,500,844	BNP Paribas SA	4/02/13	$(12,040)
BRL	9,350,000	USD	4,642,963	Goldman Sachs Group, Inc.	4/02/13	(15,967)
BRL	17,490,000	USD	8,856,002	HSBC Holdings Plc	4/02/13	(200,800)
BRL	3,680,000	USD	1,860,183	JPMorgan Chase & Co.	4/02/13	(39,077)
BRL	18,040,000	USD	9,004,537	Morgan Stanley	4/02/13	(77,158)
BRL	1,610,000	USD	811,114	UBS AG	4/02/13	(14,378)
USD	3,549,021	BRL	7,050,000	BNP Paribas SA	4/02/13	61,217
USD	4,690,516	BRL	9,350,000	Goldman Sachs Group, Inc.	4/02/13	63,521
USD	14,136,470	BRL	28,510,000	HSBC Holdings Plc	4/02/13	46,849
USD	1,827,391	BRL	3,680,000	JPMorgan Chase & Co.	4/02/13	6,285
USD	8,951,724	BRL	18,040,000	Morgan Stanley	4/02/13	24,345
USD	5,098,005	BRL	10,260,000	UBS AG	4/02/13	35,598
USD	216,912	BRL	440,000	UBS AG	4/02/13	(70)
BRL	3,890,000	USD	1,931,000	Bank of America Corp.	5/03/13	(12,680)
CZK	56,635,000	USD	2,875,547	Bank of America Corp.	6/04/13	(57,736)
CZK	1,730,000	USD	87,701	BNP Paribas SA	6/04/13	(1,626)
CZK	28,900,000	USD	1,467,262	Goldman Sachs Group, Inc.	6/04/13	(29,375)
CZK	137,155,000	USD	6,960,385	HSBC Holdings Plc	6/04/13	(136,391)
CZK	64,330,000	USD	3,260,727	JPMorgan Chase & Co.	6/04/13	(60,059)
CZK	29,895,000	USD	1,511,230	Royal Bank of Scotland Group Plc	6/04/13	(23,838)
CZK	41,585,000	USD	2,117,104	State Street Corp.	6/04/13	(48,089)
HUF	70,900,000	USD	301,835	BNP Paribas SA	6/04/13	(5,413)
HUF	1,359,825,000	USD	6,063,609	Deutsche Bank AG	6/04/13	(378,400)
HUF	739,700,000	USD	3,085,907	HSBC Holdings Plc	6/04/13	6,659
HUF	81,700,000	USD	355,196	JPMorgan Chase & Co.	6/04/13	(13,621)
HUF	15,200,000	USD	63,532	Royal Bank of Scotland Group Plc	6/04/13	17
INR	333,800,000	USD	6,034,423	Deutsche Bank AG	6/04/13	28,485
INR	162,330,000	USD	2,955,081	Deutsche Bank AG	6/04/13	(6,632)
INR	54,100,000	USD	969,534	Goldman Sachs Group, Inc.	6/04/13	13,100
INR	96,070,000	USD	1,749,750	HSBC Holdings Plc	6/04/13	(4,802)
INR	201,900,000	USD	3,657,609	Royal Bank of Scotland Group Plc	6/04/13	9,561
INR	97,000,000	USD	1,765,241	UBS AG	6/04/13	(3,401)
INR	306,700,000	USD	5,489,675	UBS AG	6/04/13	81,008

123

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(Unaudited)

•	Foreign currency exchange contracts as of March 31, 2013 were as follows (continued):

	Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

KRW	2,750,700,000	USD	2,462,137	Credit Suisse Group AG	6/04/13	$1,650
KRW	2,913,700,000	USD	2,664,563	Deutsche Bank AG	6/04/13	(54,777)
KRW	3,063,700,000	USD	2,741,445	Goldman Sachs Group, Inc.	6/04/13	2,695
KRW	11,222,700,000	USD	10,265,953	HSBC Holdings Plc	6/04/13	(213,840)
KRW	390,100,000	USD	348,958	HSBC Holdings Plc	6/04/13	453
KRW	375,500,000	USD	335,298	JPMorgan Chase & Co.	6/04/13	1,036
KRW	1,346,100,000	USD	1,227,186	Morgan Stanley	6/04/13	(21,491)
KRW	927,300,000	USD	841,012	UBS AG	6/04/13	(10,434)
MXN	84,845,000	USD	6,770,059	Bank of America Corp.	6/04/13	58,217
MXN	8,960,000	USD	723,172	BNP Paribas SA	6/04/13	(2,077)
MXN	26,665,000	USD	2,132,532	Credit Suisse Group AG	6/04/13	13,452
MXN	86,720,000	USD	6,896,078	Goldman Sachs Group, Inc.	6/04/13	83,098
MXN	57,895,000	USD	4,612,916	Morgan Stanley	6/04/13	46,440
MXN	26,590,000	USD	2,135,143	State Street Corp.	6/04/13	4,805
MXN	58,375,000	USD	4,678,031	UBS AG	6/04/13	19,955
PLN	1,275,000	USD	399,018	BNP Paribas SA	6/04/13	(9,476)
PLN	9,050,000	USD	2,750,181	Credit Suisse Group AG	6/04/13	14,802
PLN	9,620,000	USD	3,000,594	Deutsche Bank AG	6/04/13	(61,463)
PLN	20,855,000	USD	6,506,752	HSBC Holdings Plc	6/04/13	(135,072)
PLN	650,000	USD	202,361	JPMorgan Chase & Co.	6/04/13	(3,772)
RUB	501,700,000	USD	16,275,222	Bank of America Corp.	6/04/13	(309,552)
RUB	147,400,000	USD	4,709,641	Credit Suisse Group AG	6/04/13	(18,910)
RUB	28,500,000	USD	913,023	Goldman Sachs Group, Inc.	6/04/13	(6,063)
RUB	62,900,000	USD	2,018,403	Morgan Stanley	6/04/13	(16,728)
RUB	128,100,000	USD	4,093,960	Royal Bank of Scotland Group Plc	6/04/13	(17,415)
RUB	201,000,000	USD	6,429,744	UBS AG	6/04/13	(33,293)
SGD	5,090,000	USD	4,108,649	Bank of America Corp.	6/04/13	(4,298)
SGD	2,890,000	USD	2,328,073	BNP Paribas SA	6/04/13	2,295
SGD	1,150,000	USD	925,255	Credit Suisse Group AG	6/04/13	2,054
SGD	2,560,000	USD	2,056,952	Deutsche Bank AG	6/04/13	7,319
SGD	10,830,000	USD	8,735,033	Goldman Sachs Group, Inc.	6/04/13	(2,199)
SGD	13,045,000	USD	10,504,684	Goldman Sachs Group, Inc.	6/04/13	14,228
SGD	7,815,000	USD	6,271,504	HSBC Holdings Plc	6/04/13	30,167
SGD	3,200,000	USD	2,583,218	JPMorgan Chase & Co.	6/04/13	(2,879)
TRY	1,480,000	USD	812,113	BNP Paribas SA	6/04/13	(514)
TRY	4,890,000	USD	2,667,471	Credit Suisse Group AG	6/04/13	14,098
TRY	3,560,000	USD	1,952,226	Deutsche Bank AG	6/04/13	(8,126)
TRY	1,250,000	USD	679,946	Deutsche Bank AG	6/04/13	5,526
TRY	5,930,000	USD	3,239,818	HSBC Holdings Plc	6/04/13	12,065
TRY	1,170,000	USD	642,998	JPMorgan Chase & Co.	6/04/13	(1,396)
TRY	710,000	USD	387,749	JPMorgan Chase & Co	6/04/13	1,600
TRY	3,930,000	USD	2,163,382	Morgan Stanley	6/04/13	(8,256)
TRY	690,000	USD	380,550	Royal Bank of Scotland Group Plc	6/04/13	(2,169)
TRY	9,140,000	USD	4,988,760	Royal Bank of Scotland Group Plc	6/04/13	23,416
USD	5,599,335	CZK	108,250,000	HSBC Holdings Plc	6/04/13	213,477
USD	3,468,971	CZK	69,940,000	UBS AG	6/04/13	(10,816)
USD	124,363	CZK	2,480,000	Royal Bank of Scotland Group Plc	6/04/13	973
USD	1,012,988	CZK	19,760,000	UBS AG	6/04/13	29,851
USD	3,909,406	HUF	902,650,000	Bank of America Corp.	6/04/13	135,572
USD	770,292	HUF	181,700,000	BNP Paribas SA	6/04/13	10,633
USD	3,582,678	HUF	826,800,000	Deutsche Bank AG	6/04/13	125,961
USD	7,148,901	HUF	1,641,045,000	HSBC Holdings Plc	6/04/13	287,957
USD	1,513,103	HUF	347,705,000	Royal Bank of Scotland Group Plc	6/04/13	59,404
USD	1,317,745	INR	72,700,000	BNP Paribas SA	6/04/13	(2,726)
USD	908,265	INR	50,000,000	BNP Paribas SA	6/04/13	100
USD	253,881	INR	13,900,000	Deutsche Bank AG	6/04/13	1,411
USD	6,495,359	INR	358,800,000	Deutsche Bank AG	6/04/13	(21,632)
USD	318,494	INR	17,600,000	Morgan Stanley	6/04/13	(1,180)

124

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March 31, 2013

(Unaudited)

•	Foreign currency exchange contracts as of March 31, 2013 were as follows (continued):

	Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	15,803,388	INR	866,980,000	UBS AG	6/04/13	$56,172
USD	174,206	KRW	191,600,000	Bank of America Corp.	6/04/13	2,590
USD	1,086,041	KRW	1,216,800,000	Deutsche Bank AG	6/04/13	(3,841)
USD	4,401,795	KRW	4,884,385,000	Deutsche Bank AG	6/04/13	26,877
USD	523,153	KRW	582,400,000	Goldman Sachs Group, Inc.	6/04/13	1,500
USD	15,114,582	KRW	16,603,350,000	HSBC Holdings Plc	6/04/13	243,048
USD	2,469,962	KRW	2,760,080,000	HSBC Holdings Plc	6/04/13	(2,227)
USD	3,302,008	KRW	3,684,050,000	Morgan Stanley	6/04/13	2,223
USD	3,903,958	KRW	4,325,585,000	Royal Bank of Scotland Group Plc	6/04/13	29,554
USD	1,756,515	KRW	1,961,150,000	Royal Bank of Scotland Group Plc	6/04/13	(76)
USD	257,421	KRW	281,100,000	UBS AG	6/04/13	5,642
USD	8,560,391	MXN	110,710,000	Bank of America Corp.	6/04/13	(349,487)
USD	698,508	MXN	8,710,000	Credit Suisse Group AG	6/04/13	(2,468)
USD	7,827,626	MXN	101,510,000	Goldman Sachs Group, Inc.	6/04/13	(341,840)
USD	118,527	MXN	1,520,000	HSBC Holdings Plc	6/04/13	(3,802)
USD	289,849	PLN	930,000	Bank of America Corp.	6/04/13	5,713
USD	2,340,833	PLN	7,610,000	Deutsche Bank AG	6/04/13	15,803
USD	1,446,145	PLN	4,690,000	Goldman Sachs Group, Inc.	6/04/13	13,243
USD	1,033,837	PLN	3,370,000	HSBC Holdings Plc	6/04/13	4,225
USD	14,992,707	PLN	47,588,500	JPMorgan Chase & Co.	6/04/13	453,330
USD	84,091	PLN	270,000	UBS AG	6/04/13	1,600
USD	8,981,931	RUB	280,700,000	Credit Suisse Group AG	6/04/13	49,175
USD	2,586,118	RUB	80,480,000	Deutsche Bank AG	6/04/13	24,992
USD	3,715,236	RUB	115,800,000	Goldman Sachs Group, Inc.	6/04/13	30,117
USD	2,491,856	RUB	77,640,000	HSBC Holdings Plc	6/04/13	21,107
USD	1,230,572	RUB	38,400,000	JPMorgan Chase & Co.	6/04/13	8,563
USD	9,636,735	RUB	300,400,000	Morgan Stanley	6/04/13	77,063
USD	3,930,673	RUB	122,580,000	UBS AG	6/04/13	29,792
USD	1,224,398	SGD	1,530,000	BNP Paribas SA	6/04/13	(9,326)
USD	3,376,189	SGD	4,210,000	Credit Suisse Group AG	6/04/13	(18,569)
USD	720,600	SGD	900,000	Deutsche Bank AG	6/04/13	(5,121)
USD	3,563,509	SGD	4,450,000	Goldman Sachs Group, Inc.	6/04/13	(24,775)
USD	7,306,578	SGD	9,050,000	HSBC Holdings Plc	6/04/13	9,057
USD	1,407,989	SGD	1,760,000	State Street Corp.	6/04/13	(11,198)
USD	17,290,783	SGD	21,610,000	UBS AG	6/04/13	(134,567)
USD	14,991,880	TRY	27,252,240	BNP Paribas SA	6/04/13	47,348
USD	1,784,843	TRY	3,280,000	Deutsche Bank AG	6/04/13	(13,837)
USD	376,587	TRY	690,000	Royal Bank of Scotland Group Plc	6/04/13	(1,794)
USD	325,704	ZAR	2,920,000	Bank of America Corp.	6/04/13	10,801
USD	1,664,393	ZAR	15,590,000	Bank of America Corp.	6/04/13	(16,886)
USD	1,145,450	ZAR	10,230,000	BNP Paribas SA	6/04/13	42,212
USD	1,414,761	ZAR	12,965,000	Credit Suisse Group AG	6/04/13	16,571
USD	1,608,696	ZAR	14,765,000	Deutsche Bank AG	6/04/13	16,388
USD	340,685	ZAR	3,190,000	JPMorgan Chase & Co.	6/04/13	(3,336)
USD	2,500,738	ZAR	22,870,000	Morgan Stanley	6/04/13	34,360
USD	2,745,247	ZAR	25,270,000	UBS AG	6/04/13	20,045
USD	2,504,011	ZAR	23,330,000	UBS AG	6/04/13	(11,975)
ZAR	3,650,000	USD	398,789	BNP Paribas SA	6/04/13	(5,161)
ZAR	6,620,000	USD	710,063	BNP Paribas SA	6/04/13	3,860
ZAR	290,000	USD	30,929	Credit Suisse Group AG	6/04/13	346
ZAR	8,005,000	USD	848,861	JPMorgan Chase & Co.	6/04/13	14,425
ZAR	10,360,000	USD	1,103,573	Morgan Stanley	6/04/13	13,684
ZAR	5,955,000	USD	643,234	Morgan Stanley	6/04/13	(1,027)
ZAR	89,560,000	USD	10,037,827	Royal Bank of Scotland Group Plc	6/04/13	(379,372)
ZAR	5,995,000	USD	635,838	State Street Corp.	6/04/13	10,683
ZAR	10,215,000	USD	1,105,939	UBS AG	6/04/13	(4,318)
AUD	57,267,000	USD	58,776,998	Bank of America Corp.	6/12/13	534,052
AUD	3,255,000	USD	3,351,813	Royal Bank of Canada	6/12/13	19,368

125

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

•	Foreign currency exchange contracts as of March 31, 2013 were as follows (concluded):

	Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	7,560,000	USD	7,817,720	State Street Corp.	6/12/13	$12,121
AUD	3,332,000	USD	3,467,436	Westpac Banking Corp.	6/12/13	(16,506)
CAD	57,094,000	USD	55,455,565	Deutsche Bank AG	6/12/13	658,243
CAD	12,293,000	USD	11,999,902	JPMorgan Chase & Co.	6/12/13	82,051
CAD	3,990,000	USD	3,895,537	Royal Bank of Canada	6/12/13	25,962
EUR	17,904,000	USD	23,311,903	Bank of America Corp.	6/12/13	(350,188)
EUR	8,805,000	USD	11,399,719	HSBC Holdings Plc	6/12/13	(107,388)
EUR	8,805,000	USD	11,409,422	Royal Bank of Canada	6/12/13	(117,091)
EUR	13,304,000	USD	17,241,718	State Street Corp.	6/12/13	(179,461)
GBP	7,795,000	USD	11,806,798	Bank of America Corp.	6/12/13	32,978
GBP	7,797,000	USD	11,822,435	Deutsche Bank AG	6/12/13	20,379
JPY	2,080,100,000	USD	22,013,504	Goldman Sachs Group, Inc.	6/12/13	94,358
JPY	319,700,000	USD	3,397,478	HSBC Holdings Plc	6/12/13	379
JPY	73,000,000	USD	775,914	HSBC Holdings Plc	6/12/13	(50)
JPY	36,000,000	USD	381,900	Westpac Banking Corp.	6/12/13	718
NZD	44,193,000	USD	36,349,683	UBS AG	6/12/13	455,028
NZD	5,109,000	USD	4,188,685	Westpac Banking Corp.	6/12/13	66,180
SEK	8,859,000	USD	1,358,012	HSBC Holdings Plc	6/12/13	(564)
SEK	124,640,000	USD	19,326,428	JPMorgan Chase & Co.	6/12/13	(228,069)
SEK	271,531,000	USD	42,051,204	Royal Bank of Scotland Group Plc	6/12/13	(445,005)
USD	3,428,081	AUD	3,316,000	Bank of America Corp.	6/12/13	(6,278)
USD	16,444,647	AUD	15,949,000	Deutsche Bank AG	6/12/13	(73,626)
USD	8,089,865	AUD	7,855,000	HSBC Holdings Plc	6/12/13	(45,507)
USD	7,714,081	AUD	7,493,000	JPMorgan Chase & Co.	6/12/13	(46,369)
USD	5,830,103	AUD	5,606,000	Royal Bank of Canada	6/12/13	24,007
USD	20,761,475	AUD	20,151,000	Westpac Banking Corp.	6/12/13	(108,782)
USD	2,866,982	AUD	2,755,000	Westpac Banking Corp.	6/12/13	13,647
USD	7,714,662	CAD	7,911,000	BNP Paribas SA	6/12/13	(60,522)
USD	37,885,595	CAD	38,847,000	Royal Bank of Canada	6/12/13	(294,478)
USD	17,319,514	EUR	13,399,000	BNP Paribas SA	6/12/13	135,420
USD	15,192,022	EUR	11,770,000	HSBC Holdings Plc	6/12/13	97,105
USD	4,256,668	EUR	3,292,000	Royal Bank of Canada	6/12/13	34,708
USD	9,737,252	EUR	7,565,000	Royal Bank of Scotland Group Plc	6/12/13	35,209
USD	27,850,809	EUR	21,512,500	State Street Corp.	6/12/13	261,226
USD	2,000,642	EUR	1,564,000	HSBC Holdings Plc	6/12/13	(5,173)
USD	55,383,418	GBP	37,121,000	Bank of America Corp.	6/12/13	(999,435)
USD	10,615,660	GBP	7,044,000	BNP Paribas SA	6/12/13	(83,427)
USD	3,442,246	GBP	2,284,000	HSBC Holdings Plc	6/12/13	(26,907)
USD	11,668,844	GBP	7,718,000	State Street Corp.	6/12/13	(53,977)
USD	11,667,915	GBP	7,720,000	Westpac Banking Corp.	6/12/13	(57,944)
USD	14,738,665	JPY	1,402,500,000	BNP Paribas SA	6/12/13	(167,482)
USD	3,815,462	JPY	365,300,000	HSBC Holdings Plc	6/12/13	(67,044)
USD	2,821,653	JPY	271,000,000	UBS AG	6/12/13	(58,608)
USD	5,026,718	JPY	479,100,000	Westpac Banking Corp.	6/12/13	(65,286)
USD	1,022,296	NOK	6,001,000	HSBC Holdings Plc	6/12/13	(2,335)
USD	33,246,348	NOK	191,740,000	Royal Bank of Scotland Group Plc	6/12/13	507,999
USD	1,156,543	NOK	6,784,000	Westpac Banking Corp.	6/12/13	(1,780)
USD	3,859,967	NZD	4,709,000	Bank of America Corp.	6/12/13	(61,771)
USD	11,707,881	NZD	14,330,000	Royal Bank of Scotland Group Plc	6/12/13	(226,397)
USD	25,829,367	SEK	166,345,000	JPMorgan Chase & Co.	6/12/13	340,627

Total						$(1,029,331)

126

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

Options Purchased

Exchange-Traded options purchased as of March 31, 2013 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value

10-Year US Treasury Note Future	Put	129.0	4/26/13	408	$12,750
10-Year US Treasury Note Future	Put	132.0	4/26/13	408	235,875

Total					$248,625

Exchange-Traded options written as of March 31, 2013 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value

10-Year US Treasury Note Future	Put	130.5	4/26/13	(820)	$(115,313)

Credit default swaps- sold protection outstanding as of March 31, 2013 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Appreciation (Depreciation)

General Electric Capital Corp.	3.25	Deutsche Bank AG	12/20/13	AA+	$4,000	$91,266
Dow Jones CDX North America High Yield Index Series 19, Version 1	5.00	Royal Bank of Scotland Group Plc	12/20/17	B+	$19,700	329,912
Dow Jones CDX North America High Yield Index Series 19, Version 1	5.00	BNP Paribas SA	12/20/17	B+	$7,500	116,226
iTraxx — Europe Sub Financial Index Series 18, Version 1	5.00	Deutsche Bank AG	06/20/18	B-	$51,200	(666,243)

Total						$(128,839)

[1]	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of agreement.

Interest rate swaps outstanding as of March 31, 2013 were as follows:

Fixed Rate	Floating rate	Counterparty	Expiration Date	Notional Amount (000)	Appreciation depreciation

0.37%[1]	3-month LIBOR	Deutsche Bank AG	11/13/14	$135,800	$51,165
1.44%[1]	3-month LIBOR	Deutsche Bank AG	2/15/20	$15,790	35,624
1.46%[1]	3-month LIBOR	Deutsche Bank AG	2/15/20	$63,390	55,029
1.46%[1]	3-month LIBOR	Deutsche Bank AG	2/15/20	$248,240	258,370
1.60%[1]	3-month LIBOR	Deutsche Bank AG	2/15/20	$9,530	(81,029)
1.63%[2]	6-month LIBOR	Deutsche Bank AG	1/04/22	$31,890	(258,504)
2.30%[2]	6-month LIBOR	Royal Bank of Scotland Group	3/07/25	$6,320	85,219

Total					$145,874

[1]	Master Portfolio pays the fixed rate and receives the floating rate.

[2]	Master Portfolio pays the floating rate and receives the fixed rate.

127

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2013

(Unaudited)

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2—other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$361,443,617	—	$361,443,617
Corporate Bonds	—	852,081,719	—	852,081,719
Foreign Agency Obligations	—	18,669,750	—	18,669,750
Non-Agency Mortgage- Backed Securities	—	145,273,277	—	145,273,277
Preferred Securities	$5,205,760	6,049,561	—	11,255,321
Municipal Bonds	—	22,754,990	—	22,754,990
US Government Sponsored Agency Securities	—	2,054,004,144	—	2,054,004,144
US Treasury Obligations	—	553,557,845	—	553,557,845
Short-Term Securities:
Money Market Funds	599,981,109	—	—	599,981,109
Options Purchased:
Interest Rate Contracts	248,625	—	—	248,625
Liabilities:
TBA Sale Commitments	—	(527,993,751)	—	(527,993,751)

Total	$605,435,494	$3,485,841,152	—	$4,091,276,646

128

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

March 31, 2013

(Unaudited)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$537,404	—	$537,404
Foreign currency exchange contracts	—	6,395,229	—	6,395,229
Interest rate contracts	$3,303,500	485,407	—	3,788,907
Liabilities:
Credit contracts	—	(666,243)	—	(666,243)
Foreign currency exchange contracts	—	(7,424,560)	—	(7,424,560)
Interest rate contracts	(1,726,724)	(339,533)	—	(2,066,257)

Total	$1,576,776	$(1,012,296)	—	$564,480

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Master Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency at value	$2,527,809	—	—	$2,527,809
Cash pledged to brokers as collateral for swaps	—	$2,210,000	—	2,210,000
Liabilities:
Collateral on securities loaned at value	—	(445,533,831)	—	(445,533,831)
Cash received from brokers as collateral for swaps	—	(1,040,000)	—	(1,040,000)

Total:	$2,527,809	$(444,363,831)	—	$(441,836,022)

There were no transfers between levels during the period ended March 31, 2013.

129

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust Schedules of Investments included as Item 1 on this Form N-Q, includes the schedules of investments and notes to schedules of investments of seven series of Master Investment Portfolio (MIP). MIP is unaffiliated with registrant and neither registrant nor the certifying officers to this Form N-Q have any control over the preparation or content of the information included in MIP’s schedules of investments and notes to schedules of investments included herein.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date May 29, 2013

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date May 29, 2013